UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Chris Madden, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, D.C. 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 1.8%
Anheuser-Busch InBev NV	32,626	$3,296,226

FRANCE — 12.6%
Air Liquide SA	13,015	1,843,616
AXA SA	84,986	2,366,721
BNP Paribas	44,056	3,439,048
LVMH Moet Hennessy Louis Vuitton SA	11,126	2,032,899
Sanofi	50,172	5,331,651
Schneider Electric SA	23,126	2,020,334
Total SA	98,491	6,043,417

		23,077,686

GERMANY — 15.4%
Allianz SE	18,836	3,383,242
BASF SE	38,268	4,086,154
Bayer AG	34,430	4,836,794
Daimler AG	40,919	3,546,573
Deutsche Bank AG	42,441	2,027,848
Deutsche Telekom AG	126,586	2,168,154
SAP AG	39,477	3,389,496
Siemens AG	34,632	4,738,233

		28,176,494

ITALY — 1.5%
ENI SpA	111,398	2,684,729

NETHERLANDS — 2.6%
ING Groep NV (a)	160,776	2,237,566
Unilever NV	65,489	2,641,792

		4,879,358

SPAIN — 5.4%
Banco Bilbao Vizcaya Argentaria SA	240,662	2,967,337
Banco Santander SA	470,971	4,222,226
Telefonica SA	165,691	2,702,094

		9,891,657

SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson (Class B)	126,698	1,548,562

SWITZERLAND — 22.1%
ABB, Ltd. (a)	96,702	2,553,059
Cie Financiere Richemont SA	21,735	2,170,201
Credit Suisse Group AG (a)	62,323	1,911,000
Glencore Xstrata PLC (a)	414,090	2,144,609
Nestle SA	134,255	9,857,594
Novartis AG	112,666	9,019,868
Roche Holding AG	29,250	8,195,986
UBS AG (a)	149,198	2,838,511
Zurich Insurance Group AG (a)	6,194	1,800,359

		40,491,187

UNITED KINGDOM — 37.6%
AstraZeneca PLC	52,017	3,079,542
Barclays PLC	627,064	2,824,402
BG Group PLC	140,983	3,029,701
BHP Billiton PLC	88,933	2,752,947
BP PLC	789,445	6,381,339
British American Tobacco PLC	78,883	4,230,443
Diageo PLC	104,136	3,449,503
GlaxoSmithKline PLC	203,407	5,429,024
HSBC Holdings PLC	775,378	8,506,666
Lloyds Banking Group PLC (a)	1,975,241	2,580,552
National Grid PLC	160,155	2,090,221
Reckitt Benckiser Group PLC	27,308	2,167,818
Rio Tinto PLC	52,225	2,949,136
Royal Dutch Shell PLC (Class A)	160,507	5,729,423
Standard Chartered PLC	81,981	1,846,621
Tesco PLC	334,108	1,850,179
Unilever PLC	53,434	2,196,570
Vodafone Group PLC	1,996,761	7,837,906

		68,931,993

TOTAL COMMON STOCKS —
(Cost $170,092,953)		182,977,892

SHORT TERM INVESTMENT — 0.4%
UNITED STATES — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $765,251)	765,251	765,251

TOTAL INVESTMENTS — 100.2%
(Cost $170,858,204)		183,743,143
OTHER ASSETS & LIABILITIES — (0.2)%		(426,900)

NET ASSETS — 100.0%		$183,316,243

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	19.6%
Commercial Banks	14.3
Oil, Gas & Consumable Fuels	14.3
Food Products	8.0
Wireless Telecommunication Services	4.3
Insurance	4.2
Beverages	3.7
Capital Markets	3.6
Chemicals	3.2
Metals & Mining	3.1
Diversified Telecommunication Services	2.7
Industrial Conglomerates	2.6
Electrical Equipment	2.5
Tobacco	2.3
Textiles, Apparel & Luxury Goods	2.3
Automobiles	1.9
Software	1.9
Diversified Financial Services	1.2
Household Products	1.2
Multi-Utilities	1.1
Food & Staples Retailing	1.0
Communications Equipment	0.8
Short Term Investment	0.4
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.0%
Anheuser-Busch InBev NV	1,388,491	$147,130,691

FRANCE — 34.4%
Air Liquide SA	580,916	82,288,615
AXA SA	3,792,963	105,627,797
BNP Paribas	1,966,161	153,480,178
Carrefour SA	1,154,494	45,831,940
Compagnie de Saint-Gobain	851,587	46,908,419
Danone	1,086,071	78,299,548
Essilor International SA	400,392	42,636,918
France Telecom SA	3,595,587	44,590,836
GDF Suez	2,836,349	66,813,170
L’Oreal SA	442,932	77,940,153
LVMH Moet Hennessy Louis Vuitton SA	496,545	90,726,768
Sanofi	2,239,201	237,954,215
Schneider Electric SA	1,032,032	90,160,378
Societe Generale	1,483,975	86,333,255
Total SA	4,414,882	270,897,563
Unibail-Rodamco SE	180,664	46,366,168
Vinci SA	979,403	64,401,379
Vivendi SA	2,363,636	62,387,280

		1,693,644,580

GERMANY — 33.2%
Allianz SE	840,509	150,968,627
BASF SE	1,707,838	182,358,342
Bayer AG	1,536,571	215,860,493
Bayerische Motoren Werke AG	597,300	70,140,256
Daimler AG	1,826,290	158,290,076
Deutsche Bank AG	1,894,340	90,512,321
Deutsche Post AG	1,762,146	64,345,927
Deutsche Telekom AG	5,649,754	96,768,491
E.ON AG	3,718,066	68,729,166
Muenchener Rueckversicherungs- Gesellschaft AG	299,096	66,004,090
RWE AG	897,092	32,887,704
SAP AG	1,761,738	151,262,884
Siemens AG	1,545,662	211,472,229
Volkswagen AG Preference Shares	267,294	75,192,045

		1,634,792,651

IRELAND — 0.7%
CRH PLC	1,373,492	34,634,628

ITALY — 7.5%
Assicurazioni Generali SpA	2,482,584	58,496,969
Enel SpA	11,841,497	51,790,110
ENI SpA	4,972,008	119,827,067
Intesa Sanpaolo SpA	25,957,304	64,167,530
UniCredit SpA	10,042,095	74,445,749

		368,727,425

LUXEMBOURG — 0.0% (a)
APERAM (b)	1	18

NETHERLANDS — 8.8%
ASML Holding NV	713,237	66,870,023
European Aeronautic Defence and Space Co. NV	1,078,883	82,969,729
ING Groep NV (b)	7,175,730	99,866,715
Koninklijke Philips NV	1,742,996	63,994,908
Unilever NV	2,922,962	117,910,743

		431,612,118

SPAIN — 12.3%
Banco Bilbao Vizcaya Argentaria SA	10,750,270	132,549,669
Banco Santander SA	21,056,213	188,767,675
Iberdrola SA	9,356,719	59,759,455
Industria de Diseno Textil SA	393,911	65,026,178
Repsol YPF SA (c)	1,501,225	37,896,976
Telefonica SA	7,394,881	120,595,959

		604,595,912

TOTAL COMMON STOCKS —
(Cost $4,164,758,077)		4,915,138,023

RIGHTS — 0.0% (a)
SPAIN — 0.0% (a)
Repsol SA (expiring 1/9/14) (b)(c) (Cost $964,734)	1,479,465	1,011,160

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	694,914	694,914
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	21,941,261	21,941,261

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,636,175)		22,636,175

TOTAL INVESTMENTS — 100.4%
(Cost $4,188,358,986)		4,938,785,358
OTHER ASSETS & LIABILITIES — (0.4)%		(20,046,913)

NET ASSETS — 100.0%		$4,918,738,445

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	A portion of the security was on loan at December 31, 2013.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	14.2%
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	8.7
Insurance	7.7
Diversified Telecommunication Services	6.7
Automobiles	6.1
Industrial Conglomerates	5.6
Chemicals	5.4
Food Products	4.0
Multi-Utilities	3.5
Software	3.1
Beverages	3.0
Electric Utilities	2.3
Diversified Financial Services	2.0
Textiles, Apparel & Luxury Goods	1.8
Capital Markets	1.8
Electrical Equipment	1.8
Aerospace & Defense	1.7
Personal Products	1.6
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.3
Construction & Engineering	1.3
Air Freight & Logistics	1.3
Building Products	1.0
Real Estate Investment Trusts	0.9
Food & Staples Retailing	0.9
Health Care Equipment & Supplies	0.9
Construction Materials	0.7
Metals & Mining	0.0 ***
Short Term Investment	0.5
Other Assets & Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CHINA — 29.9%
Agricultural Bank of China, Ltd.	3,304,000	$1,623,503
Air China, Ltd.	1,237,414	924,021
Aluminum Corp. of China, Ltd. (a)(b)	1,246,304	433,986
Angang Steel Co., Ltd. (a)(b)	481,244	357,500
Anhui Conch Cement Co., Ltd. (b)	844,250	3,130,380
Baidu, Inc. ADR (a)	54,665	9,723,810
Bank of China, Ltd.	12,042,466	5,544,621
Bank of Communications Co., Ltd. (b)	2,093,630	1,476,983
Brilliance China Automotive Holdings, Ltd.	290,000	472,752
BYD Co., Ltd. (a)(b)	109,800	538,114
China Citic Bank Corp., Ltd.	1,997,341	1,084,482
China Coal Energy Co., Ltd (b)	775,000	435,789
China Communications Construction Co., Ltd. (Class H)	825,000	665,001
China Construction Bank Corp.	13,826,148	10,431,464
China COSCO Holdings Co., Ltd. (a)(b)	1,148,230	559,769
China Fangda Group Co., Ltd.	97,500	37,975
China Life Insurance Co., Ltd.	1,667,708	5,215,788
China Longyuan Power Group Corp.	573,000	738,258
China Merchants Bank Co., Ltd. (b)	1,262,760	2,690,414
China Merchants Property Development Co., Ltd.	358,984	994,946
China Minsheng Banking Corp., Ltd. (Class H) (b)	870,500	966,630
China National Building Material Co., Ltd. (b)	498,000	535,653
China Oilfield Services, Ltd.	334,557	1,037,704
China Pacific Insurance Group Co., Ltd.	192,800	755,908
China Petroleum & Chemical Corp.	5,917,726	4,831,108
China Railway Construction Corp. (Class H) (b)	287,500	286,249
China Railway Group, Ltd.	827,000	426,632
China Shenhua Energy Co., Ltd.	939,540	2,962,664
China Shipping Container Lines Co., Ltd. (a)(b)	4,427,339	1,153,406
China Shipping Development Co., Ltd. (a)(b)	739,215	573,925
China Telecom Corp., Ltd.	4,453,320	2,251,429
Ctrip.com International, Ltd. ADR (a)	60,654	3,009,651
Dongfeng Motor Group Co., Ltd.	550,468	861,864
Great Wall Motor Co., Ltd. (Class H) (b)	85,500	471,952
Guangzhou Automobile Group Co., Ltd. (b)	1,020,032	1,115,573
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	696,176	1,018,170
Hengan International Group Co., Ltd.	62,500	738,352
Huaneng Power International, Inc.	1,528,472	1,381,859
Huangshan Tourism Development Co., Ltd.	25,800	31,760
Industrial & Commercial Bank of China	10,718,138	7,243,339
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	490,610	867,889
Jiangsu Expressway Co., Ltd. (b)	1,462,299	1,797,286
Jiangsu Future Land Co., Ltd.	157,903	96,005
Jiangxi Copper Co., Ltd. (Class H) (b)	664,578	1,199,947
Konka Group Co., Ltd.	226,300	80,553
Lao Feng Xiang Co., Ltd.	72,400	177,163
Livzon Pharmaceutical, Inc. (Class B) (c)	12,100	59,176
Luthai Textile Co., Ltd.	63,400	88,554
Maanshan Iron & Steel (a)(b)	1,256,971	340,434
Mindray Medical International, Ltd. ADR (b)	13,983	508,422
NetEase, Inc. ADR	42,080	3,307,488
New Oriental Education & Technology Group, Inc. ADR (b)	16,986	535,059
PetroChina Co., Ltd.	4,837,208	5,302,759
PICC Property & Casualty Co., Ltd.	624,211	925,801
Ping An Insurance Group Co. of China, Ltd.	387,864	3,474,081
Semiconductor Manufacturing International Corp. (a)	9,389,837	738,714
SGSB Group Co., Ltd. (a)	102,800	59,110
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	34,048
Shandong Weigao Group Medical Polymer Co., Ltd.	104,000	140,299
Shanghai Electric Group Co., Ltd. (b)	2,150,418	782,096
Shanghai Highly Group Co., Ltd.	136,900	78,581
Shenzhou International Group Holdings, Ltd.	26,000	97,579
Sina Corp. (a)	17,142	1,444,214
Sinopec Shanghai Petrochemical Co., Ltd.	2,282,878	656,562
Sinopharm Group Co.	58,800	168,731
Sohu.com, Inc. (a)	4,833	352,471
Tencent Holdings, Ltd.	153,694	9,803,908
Tingyi Cayman Islands Holding Corp.	742,383	2,144,689
Tong Ren Tang Technologies Co., Ltd.	18,000	57,456
Want Want China Holdings, Ltd.	1,293,000	1,867,690
Yanzhou Coal Mining Co., Ltd. (b)	846,882	773,294
Youku Tudou, Inc. ADR (a)(b)	1,638	49,631
Zhaojin Mining Industry Co., Ltd. (b)	60,500	34,566
Zijin Mining Group Co., Ltd. (Class H) (b)	1,862,685	398,782

		117,176,422

HONG KONG — 9.7%
Agile Property Holdings, Ltd.	1,432,088	1,534,825
Beijing Enterprises Holdings, Ltd.	92,000	912,436
Belle International Holdings, Ltd.	504,000	583,057
C.banner International Holdings, Ltd.	216,000	74,101
Cecep Costin New Materials Group, Ltd.	6,000	2,995
Changshouhua Food Co., Ltd.	93,000	119,702
China Everbright International, Ltd. (b)	133,000	178,048
China Haidian Holdings, Ltd. (a)	540,000	52,929
China Leason CBM & Shale Gas Group Co., Ltd. (a)(b)	1,140,000	17,643
China Mengniu Dairy Co., Ltd.	369,390	1,753,158
China Merchants Holdings International Co., Ltd.	455,573	1,662,772
China Mobile, Ltd.	970,636	10,064,696
China Overseas Land & Investment, Ltd. (b)	1,139,084	3,202,583

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Resources Enterprise, Ltd. (b)	462,746	$1,536,767
China Resources Land, Ltd. (b)	381,355	945,303
China Resources Power Holdings Co., Ltd.	374,000	886,554
China Unicom (Hong Kong), Ltd. (b)	1,048,172	1,568,118
China Yurun Food Group, Ltd. (a)(b)	226,659	145,576
Citic Pacific, Ltd. (b)	246,000	376,277
CNOOC, Ltd.	2,999,249	5,577,839
COSCO Pacific, Ltd. (b)	622,030	853,574
Evergrande Real Estate Group, Ltd. (b)	192,000	73,296
Geely Automobile Holdings, Ltd. (b)	100,000	48,364
GOME Electrical Appliances Holding, Ltd. (b)	822,000	151,599
Huabao International Holdings, Ltd. (b)	158,000	87,418
Kingboard Chemical Holdings, Ltd.	145,200	379,210
Kunlun Energy Co., Ltd.	486,000	856,200
Lenovo Group, Ltd. (b)	2,329,703	2,833,352
Lijun International Pharmaceutical Holding, Ltd.	196,000	53,590
Magic Holdings International, Ltd.	261,000	206,679
NVC Lighting Holdings, Ltd.	133,000	31,905
Prince Frog International Holdings, Ltd. (b)	103,000	42,376
Sino Biopharmaceutical	212,000	168,151
Sino-Ocean Land Holdings, Ltd. (b)	1,003,967	659,061
Skyworth Digital Holdings, Ltd. (b)	154,763	85,228
Sunac China Holdings, Ltd.	137,000	82,160
Sunny Optical Technology Group Co., Ltd. (b)	43,000	41,815
TCL Multimedia Technology Holdings, Ltd.	52,000	24,143
Tonly Electronics Holdings, Ltd. (a)	4,800	3,560
Yingde Gases	62,000	64,929

		37,941,989

INDIA — 15.2%
Anant Raj, Ltd. (a)	79,570	80,528
Apollo Hospitals Enterprise, Ltd.	131,917	2,018,370
Axis Bank, Ltd.	1,190	25,001
Bharat Heavy Electricals, Ltd.	265,286	758,695
Bharti Airtel, Ltd.	440,667	2,352,765
Cipla, Ltd.	215,477	1,396,220
DLF, Ltd.	86,718	233,706
Dr Reddy’s Laboratories, Ltd.	9,870	404,438
GAIL India, Ltd.	64,870	358,985
Godrej Industries, Ltd.	25,361	113,675
Gujarat Mineral Development Corp., Ltd.	59,750	114,660
HDFC Bank, Ltd.	357,897	3,852,651
Hero Motocorp, Ltd.	17,025	571,207
Hindalco Industries, Ltd.	149,125	295,574
Hindustan Unilever, Ltd.	266,608	2,459,621
Hindustan Zinc, Ltd.	456,798	978,510
Housing Development & Infrastructure, Ltd. (a)	14,408	12,462
Housing Development Finance Corp., Ltd.	203,209	2,610,622
ICICI Bank, Ltd.	199	3,535
ICICI Bank, Ltd. ADR (b)	65,752	2,444,002
Idea Cellular, Ltd.	599,805	1,618,421
India Infoline, Ltd.	149,357	150,432
Indiabulls Housing Finance, Ltd.	155,648	600,020
Indiabulls Real Estate, Ltd.	23,765	26,510
Indian Hotels Co., Ltd.	704,027	702,832
Indian Oil Corp., Ltd.	99,076	343,014
Infosys Technologies, Ltd. ADR	105,035	5,944,981
ITC, Ltd. GDR	419,652	2,183,030
IVRCL Infrastructures & Projects, Ltd. (a)	56,520	14,940
Jaiprakash Associates, Ltd.	28,457	25,050
Jindal Steel & Power, Ltd.	71,786	302,904
JSW Steel, Ltd.	19,664	323,373
Lanco Infratech, Ltd. (a)	265,218	32,801
Larsen & Toubro, Ltd. GDR (b)	41,850	751,207
Mahindra & Mahindra, Ltd.	130,571	1,993,131
NTPC, Ltd.	191,277	423,651
Oil & Natural Gas Corp., Ltd.	397,904	1,858,451
Reliance Capital, Ltd.	45,090	263,484
Reliance Communications, Ltd.	266,337	559,758
Reliance Industries, Ltd. GDR (d)	181,675	5,275,842
Reliance Infrastructure, Ltd.	88,005	605,741
Sesa Sterlite, Ltd.	216,056	705,400
Siemens India, Ltd.	90,784	973,299
State Bank of India	24,319	694,520
Steel Authority of India, Ltd.	277,331	324,834
Sun Pharmaceutical Industries, Ltd.	145,966	1,339,074
Suzlon Energy, Ltd. (a)	180,375	30,036
Tata Consultancy Services, Ltd.	108,903	3,824,149
Tata Motors, Ltd.	388,258	2,362,627
Tata Steel, Ltd.	46,266	317,291
Unitech, Ltd. (a)	176,817	43,736
United Spirits, Ltd.	14,551	613,645
Wipro, Ltd. ADR (b)	153,014	1,926,446
Zee Entertainment Enterprises, Ltd.	302,612	1,353,205

		59,593,062

INDONESIA — 4.4%
Ace Hardware Indonesia Tbk PT	2,646,500	128,302
Adaro Energy Tbk PT	3,487,000	312,311
Agis Tbk PT (a)	1,400,000	63,270
Agung Podomoro Land Tbk PT	806,500	14,248
AKR Corporindo Tbk PT	147,500	53,025
Alam Sutera Realty Tbk PT	706,000	24,945
Astra International Tbk PT	3,809,700	2,128,674
Bank Central Asia Tbk PT	2,466,296	1,945,476
Bank Mandiri Tbk PT	1,609,905	1,038,435
Bank Rakyat Indonesia Persero Tbk PT	4,502,796	2,682,438
Bekasi Fajar Industrial Estate Tbk PT	1,273,000	46,548
Bumi Resources Tbk PT (a)	4,366,964	107,649
BW Plantation Tbk PT	423,500	46,282
Charoen Pokphand Indonesia Tbk PT	416,500	115,504
Ciputra Property Tbk PT	493,000	25,116
Ciputra Surya Tbk PT	503,000	54,144
Citra Marga Nusaphala Persada Tbk PT (a)	340,500	93,728
Garda Tujuh Buana Tbk PT (a)(c)	127,500	16,239
Garuda Indonesia Tbk PT (a)	3,882,500	159,511
Global Mediacom Tbk PT	394,000	61,512
Gudang Garam Tbk PT	113,000	389,975
Indocement Tunggal Prakarsa Tbk PT	384,925	632,580
Indomobil Sukses Internasional Tbk PT	85,500	34,425
Indosat Tbk PT	851,248	290,278

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Intiland Development Tbk PT	1,400,000	$36,237
Kalbe Farma Tbk PT	1,120,000	115,037
Kawasan Industri Jababeka Tbk PT	7,115,644	112,845
Lippo Cikarang Tbk PT (a)	362,000	145,008
Lippo Karawaci Tbk PT	1,841,000	137,659
Matahari Putra Prima Tbk PT	507,000	80,820
Mayora Indah Tbk PT	81,000	173,048
Media Nusantara Citra Tbk PT	514,000	110,867
Metropolitan Land Tbk PT	2,317,500	72,362
Mitra Adiperkasa Tbk PT	90,000	40,674
MNC Investama Tbk PT	3,092,000	86,383
MNC Sky Vision Tbk PT	268,500	44,125
Modernland Realty Tbk PT (a)	6,342,000	203,236
Multistrada Arah Sarana Tbk PT (a)	1,018,000	32,623
Pakuwon Jati Tbk PT	2,532,000	56,174
Pembangunan Perumahan Persero PT Tbk	668,000	63,671
Perusahaan Gas Negara Persero Tbk PT	3,724,640	1,369,578
Ramayana Lestari Sentosa Tbk PT	715,500	62,320
Selamat Sempurna Tbk PT	662,500	187,808
Semen Gresik Persero Tbk PT	615,000	715,058
Summarecon Agung Tbk PT	959,000	61,464
Surya Citra Media Tbk PT	157,527	33,978
Surya Semesta Internusa Tbk PT	1,525,000	70,173
Telekomunikasi Indonesia Persero Tbk PT	9,613,470	1,698,353
Tiga Pilar Sejahtera Food Tbk	1,013,500	119,088
Tower Bersama Infrastructure Tbk PT	363,500	173,237
United Tractors Tbk PT	314,545	491,073
Wijaya Karya Persero Tbk PT	550,500	71,470
XL Axiata Tbk PT	119,000	50,846

		17,079,830

MALAYSIA — 6.7%
Aeon Credit Service M Bhd	49,400	222,002
AirAsia Bhd	73,800	49,568
Alliance Financial Group Bhd	1,326,910	1,928,283
Axiata Group Bhd	534,100	1,125,108
Bursa Malaysia Bhd	460,934	1,158,140
Carlsberg Brewery Malay Bhd	484,103	1,800,145
CB Industrial Product Holding Bhd	35,000	34,300
CIMB Group Holdings Bhd	449,403	1,045,474
ECM Libra Financial Group Bhd (a)	1,200,931	377,640
Genting Bhd	727,700	2,279,408
Genting Malaysia Bhd	646,400	864,366
IJM Corp. Bhd	1,026,340	1,842,430
IOI Corp. Bhd	1,266,596	1,821,300
IOI Properties Group Sdn Bhd (a)(c)	658,497	663,422
K&N Kenanga Holdings Bhd (a)(e)	73	13
Landmarks Bhd (a)	1,290,300	421,499
Lingkaran Trans Kota Holdings Bhd	76,100	101,529
Malayan Banking Bhd	522,246	1,584,835
Malaysian Airline System Bhd (a)	10,568,830	1,000,256
Maxis Bhd	436,700	969,259
OSK Holdings Bhd	1,645,225	828,766
Padini Holdings Bhd	81,900	45,257
PPB Group Bhd	123,100	606,574
Public Bank Bhd	204,500	1,211,204
Sime Darby Bhd	396,100	1,151,236
TAN Chong Motor Holdings Bhd	512,700	968,894
Tenaga Nasional Bhd	391,350	1,359,659
Wah Seong Corp. Bhd	1,265,274	637,369

		26,097,936

PHILIPPINES — 1.9%
Ayala Land, Inc.	4,295,575	2,395,437
Cebu Air, Inc.	69,920	73,807
Cebu Holdings, Inc.	1,052,500	135,883
First Gen Corp.	4,944,770	1,455,048
First Philippine Holdings Corp.	971,504	1,175,458
GMA Holdings, Inc.	196,600	35,659
Megawide Construction Corp. (a)	1,046,250	330,029
Philippine Long Distance Telephone Co.	27,239	1,636,212
Philweb Corp.	101,100	20,456
Puregold Price Club, Inc.	74,600	63,704

		7,321,693

TAIWAN — 27.0%
Acer, Inc. (a)	818,456	502,550
Advanced Semiconductor Engineering, Inc.	2,383,636	2,215,401
Asia Cement Corp.	1,242,719	1,609,507
Asustek Computer, Inc.	181,138	1,628,835
AU Optronics Corp. ADR (a)(b)	210,660	657,259
Catcher Technology Co., Ltd.	230,539	1,496,780
Cathay Financial Holding Co., Ltd.	1,622,290	2,626,386
Chang Hwa Commercial Bank	3,254,073	2,003,531
China Development Financial Holding Corp.	3,963,272	1,196,821
China Steel Chemical Corp.	31,877	175,410
China Steel Corp.	2,548,476	2,308,751
Chinatrust Financial Holding Co., Ltd.	4,086,662	2,790,396
Chunghwa Picture Tubes, Ltd. (a)	1,699,368	114,038
Chunghwa Telecom Co., Ltd.	675,268	2,109,398
Coland Holdings, Ltd.	41,411	115,187
Compal Electronics, Inc.	1,717,431	1,316,735
Delta Electronics, Inc.	527,893	3,011,117
Epistar Corp. (a)	234,170	450,999
Everlight Electronics Co., Ltd.	209,996	482,652
Far Eastern New Century Corp.	1,761,370	2,033,021
First Financial Holding Co., Ltd	2,687,860	1,672,951
Formosa Chemicals & Fibre Corp.	904,691	2,549,836
Formosa Petrochemical Corp.	328,000	900,243
Formosa Plastics Corp.	1,359,137	3,671,063
Foxconn Technology Co., Ltd.	421,307	983,877
Fubon Financial Holding Co., Ltd.	1,991,998	2,914,125
Hon Hai Precision Industry Co., Ltd.	2,264,808	6,086,907
HTC Corp.	150,710	713,007
Hua Nan Financial Holdings Co., Ltd.	2,485,864	1,451,307
Innolux Corp. (a)	215,928	82,231
King Yuan Electronics Co., Ltd.	2,400,898	1,647,403
Largan Precision Co., Ltd.	41,710	1,700,393
Lite-On Technology Corp.	739,681	1,186,329
Macronix International Co., Ltd. (a)	1,771,374	398,810
MediaTek, Inc.	264,219	3,931,791
Mega Financial Holding Co., Ltd.	2,427,986	2,044,808
Motech Industries, Inc. (a)	135,507	277,802
Nan Ya Plastics Corp.	1,346,759	3,113,450
Novatek Microelectronics Corp.	201,062	823,043
Pegatron Corp.	420,630	541,956
Powertech Technology, Inc.	461,518	705,358
ProMOS Technologies, Inc. (a)(e)	1,135,850	0

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Quanta Computer, Inc.	1,016,194	$2,369,704
Realtek Semiconductor Corp.	384,161	1,031,184
Shin Kong Financial Holding Co., Ltd.	2,806,261	969,835
Siliconware Precision Industries Co.	908,745	1,085,487
SinoPac Financial Holdings Co., Ltd.	3,273,495	1,631,064
Synnex Technology International Corp.	270,000	428,507
Tainan Enterprises Co., Ltd.	890,567	935,284
Taishin Financial Holdings Co., Ltd.	3,415,355	1,678,828
Taiwan Cement Corp.	1,539,216	2,388,603
Taiwan FU Hsing Industrial Co., Ltd.	1,810,000	1,964,652
Taiwan Mobile Co., Ltd.	341,200	1,102,473
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	749,037	13,063,205
Tatung Co., Ltd. (a)	930,107	258,090
Tripod Technology Corp.	477,361	855,305
Uni-President Enterprises Corp.	1,838,943	3,313,411
United Integrated Services Co., Ltd.	1,330,000	1,646,686
United Microelectronics Corp. ADR (b)	707,093	1,442,470
Via Technologies, Inc. (a)	211,490	198,692
Walsin Lihwa Corp. (a)	615,000	197,272
Wistron Corp.	884,500	743,427
Yageo Corp. (a)	2,736,900	987,189
Yuanta Financial Holding Co., Ltd.	2,062,823	1,232,011

		105,764,843

THAILAND — 4.6%
Advanced Info Service PCL	499,323	3,031,495
Bangkok Expressway PCL	1,847,242	1,883,220
BEC World PCL	39,200	60,243
Big C Supercenter PCL	6,500	36,397
Central Plaza Hotel PCL	61,100	51,134
CP ALL PCL	942,000	1,204,017
Electricity Generating PCL	465,046	1,733,662
IRPC PCL	3,805,739	377,563
Jasmine International PCL	413,200	84,250
Kasikornbank PCL	228,654	1,102,911
PTT Exploration & Production PCL	529,653	2,683,726
PTT PCL	288,026	2,506,860
Siam Cement PCL NVDR	62,100	755,934
Siam Commercial Bank PCL	301,397	1,316,204
Siam Global House PCL	138,533	66,611
Thai Beverage PCL (b)	803,000	343,434
Thai Oil PCL	545,205	933,286

		18,170,947

TOTAL COMMON STOCKS —
(Cost $364,523,594)		389,146,722

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	18,681,585	18,681,585
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	4,861,237	4,861,237

TOTAL SHORT TERM INVESTMENTS —
(Cost $23,542,822)		23,542,822

TOTAL INVESTMENTS — 105.4%
(Cost $388,066,416)		412,689,544
OTHER ASSETS & LIABILITIES — (5.4)%		(21,107,057)

NET ASSETS — 100.0%		$391,582,487

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	17.1%
Oil, Gas & Consumable Fuels	9.3
Semiconductors & Semiconductor Equipment	7.4
Internet Software & Services	6.3
Wireless Telecommunication Services	5.9
Electronic Equipment, Instruments & Components	3.7
Insurance	3.6
Real Estate Management & Development	3.6
Computers & Peripherals	3.4
Food Products	3.2
IT Services	3.0
Automobiles	2.8
Chemicals	2.6
Construction Materials	2.5
Metals & Mining	2.2
Diversified Telecommunication Services	1.9
Independent Power Producers & Energy Traders	1.8
Transportation Infrastructure	1.6
Construction & Engineering	1.5
Industrial Conglomerates	1.3
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.1
Pharmaceuticals	0.9
Thrifts & Mortgage Finance	0.9
Electric Utilities	0.8
Internet & Catalog Retail	0.8
Beverages	0.8
Food & Staples Retailing	0.7
Tobacco	0.7
Capital Markets	0.6
Household Products	0.6
Airlines	0.6
Marine	0.5
Health Care Providers & Services	0.5
Building Products	0.5
Electrical Equipment	0.5
Gas Utilities	0.5
Energy Equipment & Services	0.5
Media	0.3
Specialty Retail	0.3
Personal Products	0.3
Textiles, Apparel & Luxury Goods	0.2
Household Durables	0.2
Communications Equipment	0.2
Machinery	0.1
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Consumer Finance	0.1
Auto Components	0.1
Commercial Services & Supplies	0.1
Multiline Retail	0.0 ***
Trading Companies & Distributors	0.0 ***
Short Term Investment	6.0
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Garda Tujuh Buana Tbk PT, which was Level 2 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.00% of net assets, Livzon Pharmaceutical, Inc. (Class B), which was Level 2 and part of the Pharmaceuticals Industry, representing 0.02% of net assets, IOI Properties Group Sdn Bhd, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.17% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets, K&N Kenanga Holdings Bhd, which was Level 3 and part of the Diversified Financial Services Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
CHINA — 10.7%
51job, Inc. ADR (a)	100	$7,790
Anhui Expressway Co., Ltd.	8,000	4,436
AsiaInfo-Linkage, Inc. (a)	295	3,528
BYD Electronic International Co., Ltd. (a)	6,500	3,781
China Galaxy Securities Co., Ltd. Class H (a)	12,000	10,462
China Huiyuan Juice Group, Ltd. (a)	5,500	3,532
China Lesso Group Holdings, Ltd.	9,000	6,268
China National Accord Medicines Corp., Ltd.	800	3,712
China SCE Property Holdings, Ltd.	12,000	2,863
China Shanshui Cement Group, Ltd.	11,000	4,724
China Suntien Green Energy Corp., Ltd.	14,000	5,254
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	12,000	1,656
China Wireless Technologies, Ltd.	8,000	2,621
Dongyue Group	6,000	2,376
E-Commerce China Dangdang, Inc. ADR (a)	400	3,820
E-House China Holdings, Ltd.	488	7,359
First Tractor Co., Ltd. (b)	10,000	7,841
Giant Interactive Group, Inc. ADR	800	8,992
Hangzhou Steam Turbine Co.	3,100	4,414
Harbin Electric Co., Ltd.	4,000	2,590
Home Inns & Hotels Management, Inc. ADR (a)	97	4,233
Huangshan Tourism Development Co., Ltd.	2,800	3,447
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	10,000	3,134
Jiangsu Future Land Co., Ltd.	8,400	5,107
Lonking Holdings, Ltd. (a)(b)	14,000	2,726
MIE Holdings Corp. (b)	10,000	2,115
Peak Sport Products Co., Ltd. (b)	7,000	1,706
Ports Design, Ltd.	2,000	1,548
Renhe Commercial Holdings Co., Ltd. (a)(b)	58,000	3,703
Renren, Inc. ADR (a)	540	1,647
REXLot Holdings, Ltd. (b)	51,322	6,950
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	6,800	3,244
Shanghai Dajiang Group, Class B (a)	9,600	3,677
Shanghai Diesel Engine Co., Ltd. Class B	3,520	2,774
Shanghai Haixin Group Co. (a)	5,800	3,132
Shenguan Holdings Group, Ltd.	8,000	3,570
Sinopec Engineering Group Co., Ltd. (b)	13,000	19,449
Sound Global, Ltd. (a)(b)	8,000	4,435
TCL Communication Technology Holdings, Ltd. (a)	4,000	4,086
Trina Solar, Ltd. ADR (a)	500	6,835
WuXi PharmaTech Cayman, Inc. ADR (a)	344	13,203
Zhejiang Southeast Electric Power Co. (a)	1,517	1,501
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	26,800	18,457

		218,698

HONG KONG — 12.6%
361 Degrees International, Ltd.	5,000	1,322
Ajisen China Holdings, Ltd.	4,000	4,137
Anxin-China Holdings, Ltd.	16,000	5,076
Asian Citrus Holdings, Ltd.	4,171	1,146
Beijing Capital Land, Ltd.	12,000	4,086
Boshiwa International Holding, Ltd. (a)(c)	32,000	0
CGN Mining Co., Ltd. (a)(b)	15,000	1,199
Chailease Holding Co., Ltd.	400	1,052
China Dongxiang Group Co. (b)	20,000	3,405
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	4,344
China Lilang, Ltd.	4,000	2,466
China Lumena New Materials Corp. (b)	27,260	5,344
China Medical System Holdings, Ltd. (b)	8,500	9,088
China Metal Recycling Holdings, Ltd. (a)(b)(c)	3,988	0
China Modern Dairy Holdings, Ltd. (a)	19,000	10,292
China National Materials Co., Ltd. (b)	8,000	1,723
China Oil and Gas Group, Ltd.	20,000	3,688
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	20,000	3,069
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	20,500	3,199
China Shineway Pharmaceutical Group, Ltd.	3,000	4,109
China Travel International Investment Hong Kong, Ltd.	24,000	5,045
China Yurun Food Group, Ltd. (a)(b)	7,000	4,496
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	5,000	3,205
Citic Resources Holdings, Ltd. (a)	22,000	2,922
Comba Telecom Systems Holdings, Ltd. (a)(b)	6,000	2,074
Cosco International Holdings, Ltd.	8,000	3,405
Dah Chong Hong Holdings, Ltd.	5,000	3,740
Digital China Holdings, Ltd.	4,000	4,715
Fufeng Group, Ltd.	7,200	2,944
Global Bio-Chem Technology Group Co., Ltd. (a)	14,000	1,083
Glorious Property Holdings, Ltd. (a)(b)	18,000	3,877
GOME Electrical Appliances Holding, Ltd. (b)	56,000	10,328
Greatview Aseptic Packaging Co., Ltd.	7,000	4,135
Guangdong Land Holdings, Ltd.	8,000	1,754
Hanergy Solar Group, Ltd. (a)(b)(d)	62,000	6,317
Hengdeli Holdings, Ltd. (b)	13,200	3,115
Hidili Industry International Development, Ltd. (a)(b)	9,000	1,370
Hua Han Bio-Pharmaceutical Holdings, Ltd.	17,280	3,365
Ju Teng International Holdings, Ltd.	6,000	3,970
Kaisa Group Holdings, Ltd. (a)(b)	14,000	4,514
Kingboard Laminates Holdings, Ltd.	6,500	2,758
Kingdee International Software Group Co., Ltd. (a)(b)	10,000	3,044
KWG Property Holding, Ltd.	9,000	4,991
Li Ning Co., Ltd. (a)(b)	5,000	3,946
Minth Group, Ltd.	4,000	8,306
NetDragon Websoft, Inc.	2,000	3,663
North Mining Shares Co., Ltd. (a)	60,000	2,399
NVC Lighting Holdings, Ltd.	11,000	2,639
Pacific Online, Ltd. (b)	5,000	2,399
Real Nutriceutical Group, Ltd. (b)	5,000	1,290
Sany Heavy Equipment International Holdings Co., Ltd.	6,000	1,880
Shenzhen Investment, Ltd.	330	124

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Shougang Concord International Enterprises Co., Ltd. (a)	56,000	$3,250
Shougang Fushan Resources Group, Ltd. (b)	24,000	8,419
Sinotrans Shipping, Ltd.	12,500	4,562
Sinotrans, Ltd.	16,000	6,046
Sinotruk Hong Kong, Ltd.	5,500	3,085
Skyworth Digital Holdings, Ltd.	10,445	5,752
Springland International Holdings, Ltd.	8,000	4,117
The United Laboratories International Holdings, Ltd. (a)(b)	6,500	2,607
Tianjin Port Development Holdings, Ltd.	24,000	4,117
Tianneng Power International, Ltd.	6,000	2,205
United Energy Group, Ltd. (a)(b)	24,000	3,467
VODone, Ltd. (a)(b)	19,200	2,600
Wasion Group Holdings, Ltd.	6,000	3,668
West China Cement, Ltd.	22,000	3,263
Winsway Coking Coal Holding, Ltd. (a)	14,000	885
Yingde Gases	8,000	8,378
Yip’s Chemical Holdings, Ltd.	4,241	3,659
Yuexiu Transport Infrastructure, Ltd.	6,000	3,142

		255,780

INDIA — 12.5%
Amtek Auto, Ltd. (a)	1,276	1,542
Apollo Hospitals Enterprise, Ltd.	361	5,523
Arvind, Ltd.	1,703	3,765
Aurobindo Pharma, Ltd.	1,270	8,065
Bajaj Holdings and Investment, Ltd.	314	4,508
Bharat Forge, Ltd.	961	5,097
Bhushan Steel, Ltd.	656	5,104
Biocon, Ltd.	578	4,324
Coromandel International, Ltd.	2,408	9,316
Crompton Greaves, Ltd.	1,197	2,491
Dewan Housing Finance Corp., Ltd.	701	2,413
Dish TV India, Ltd. (a)	2,996	2,938
Era Infra Engineering, Ltd. (a)	1,036	256
Fortis Healthcare, Ltd. (a)	1,548	2,567
Gateway Distriparks, Ltd.	517	1,171
GMR Infrastructure, Ltd.	8,571	3,437
Godrej Industries, Ltd.	563	2,524
Hexaware Technologies, Ltd.	834	1,776
Housing Development & Infrastructure, Ltd. (a)	2,154	1,863
IDFC, Ltd.	9,249	16,388
IFCI, Ltd.	6,473	2,690
India Cements, Ltd.	1,920	1,867
India Infoline, Ltd.	1,856	1,869
Indiabulls Housing Finance, Ltd.	1,305	5,031
Indiabulls Real Estate, Ltd.	2,623	2,926
Indian Hotels Co., Ltd.	4,568	4,560
Jain Irrigation Systems, Ltd.	1,618	1,899
JSW Energy, Ltd.	3,677	3,356
JSW Steel, Ltd.	1,060	17,432
Jubilant Foodworks, Ltd. (a)	202	4,154
Mahindra & Mahindra Financial Services, Ltd.	1,845	9,564
Manappuram Finance, Ltd.	3,108	786
MAX India, Ltd.	786	2,747
McLeod Russel India, Ltd.	664	3,452
Motherson Sumi Systems, Ltd.	1,854	5,470
Mphasis, Ltd.	550	3,912
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	1,033
Piramal Healthcare, Ltd.	495	4,415
PTC India, Ltd.	3,347	3,585
Punj Lloyd, Ltd. (a)	3,619	1,682
Rajesh Exports, Ltd.	1,459	1,823
REI Agro, Ltd.	5,759	615
Rolta India, Ltd.	8,931	9,703
Shriram Transport Finance Co., Ltd.	1,371	14,908
Sintex Industries, Ltd.	2,626	1,446
Strides Arcolab, Ltd.	143	833
Suzlon Energy, Ltd. (a)	7,233	1,204
Tata Chemicals, Ltd.	890	3,955
Tata Global Beverages, Ltd.	1,907	4,947
Tata Motors, Ltd. Class A	5,897	18,357
Thermax, Ltd.	421	4,839
Unitech, Ltd. (a)	8,920	2,206
UPL, Ltd.	1,963	6,282
Videocon Industries, Ltd.	659	1,836
Voltas, Ltd.	1,775	3,330
Welspun Corp., Ltd.	1,967	2,019
Yes Bank, Ltd.	1,359	8,134

		253,935

INDONESIA — 4.7%
Ace Hardware Indonesia Tbk PT	45,000	2,182
AKR Corporindo Tbk PT	7,000	2,516
Alam Sutera Realty Tbk PT	75,000	2,650
Aneka Tambang Persero Tbk PT	20,500	1,836
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,000	4,168
Bank Tabungan Negara Tbk PT	15,424	1,103
Bisi International PT	13,500	621
Borneo Lumbung Energi & Metal Tbk PT (a)	73,000	1,044
Bumi Resources Tbk PT (a)	91,000	2,243
Bumi Serpong Damai PT	43,000	4,558
Ciputra Development Tbk PT	65,500	4,037
Energi Mega Persada Tbk PT (a)	222,000	1,277
Gajah Tunggal Tbk PT	13,500	1,864
Garda Tujuh Buana Tbk PT (a)(d)	5,500	700
Garuda Indonesia Tbk PT (a)	56,000	2,301
Global Mediacom Tbk PT	47,000	7,338
Harum Energy Tbk PT	4,500	1,017
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	20,000	2,301
Indika Energy Tbk PT	15,500	751
Indomobil Sukses Internasional Tbk PT	5,000	2,013
Japfa Comfeed Indonesia Tbk PT	40,000	4,010
Kawasan Industri Jababeka Tbk PT	133,012	2,109
Matahari Putra Prima Tbk PT	19,500	3,108
Mayora Indah Tbk PT	2,917	6,232
Medco Energi Internasional Tbk PT	12,500	2,157
Mitra Adiperkasa Tbk PT	6,000	2,712
MNC Investama Tbk PT	112,000	3,129
Pakuwon Jati Tbk PT	154,500	3,428
Pembangunan Perumahan Persero PT Tbk	36,000	3,431
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,500	3,568
Ramayana Lestari Sentosa Tbk PT	25,500	2,221
Sentul City Tbk PT (a)	109,500	1,413
Summarecon Agung Tbk PT	75,000	4,807
Surya Semesta Internusa Tbk PT	22,500	1,035

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Timah Tbk PT	20,000	$2,629
Trada Maritime Tbk PT (a)	27,000	3,528

		96,037

MALAYSIA — 8.3%
Aeon Co. M Bhd	900	3,847
Berjaya Corp. Bhd	17,000	3,062
Berjaya Sports Toto Bhd	8,280	10,238
Boustead Holdings Bhd	2,300	3,946
Bursa Malaysia Bhd	4,000	10,050
CapitaMalls Malaysia Trust	6,100	2,607
Carlsberg Brewery Malay Bhd	800	2,975
Dialog Group Bhd	10,900	11,913
DRB-Hicom Bhd	1,600	1,378
Eastern & Oriental Bhd	6,300	3,635
Guinness Anchor Bhd	2,500	12,212
Hartalega Holdings Bhd	5,000	11,037
IGB Corp. Bhd	8,600	7,142
KNM Group Bhd (a)	1,885	259
Kossan Rubber Industries	6,000	7,913
KPJ Healthcare Bhd	8,850	10,483
Magnum Bhd	8,500	8,200
Malaysian Bulk Carriers Bhd	7,900	4,269
Malaysian Resources Corp. Bhd	8,600	3,387
Media Prima Bhd	6,900	5,519
MPHB Capital Bhd (a)	50	26
Oriental Holdings Bhd	2,500	6,480
Parkson Holdings Bhd	3,600	3,022
Sunway Bhd	5,466	4,539
Sunway Real Estate Investment Trust	14,000	5,300
TAN Chong Motor Holdings Bhd	3,000	5,669
Top Glove Corp. Bhd	3,300	5,672
TSH Resources Bhd	4,000	3,676
United Plantations Bhd	400	3,175
UOA Development Bhd	5,100	3,021
Wah Seong Corp. Bhd	7,971	4,015

		168,667

PHILIPPINES — 3.5%
Belle Corp. (a)	30,000	3,326
Cebu Air, Inc.	2,190	2,312
Cosco Capital, Inc. (a)	48,700	9,645
D&L Industries, Inc.	110,000	15,614
First Philippine Holdings Corp.	2,550	3,085
GMA Holdings, Inc.	23,330	4,232
Lepanto Consolidated Mining (a)	96,000	671
Megaworld Corp.	96,000	7,008
Nickel Asia Corp.	8,375	2,868
Philippine National Bank (a)	2,140	4,159
Rizal Commercial Banking Corp.	4,900	4,692
Robinsons Land Corp.	7,000	3,148
Security Bank Corp.	1,380	3,594
Semirara Mining Corp.	1,050	6,813

		71,167

SINGAPORE — 0.8%
Asian Pay Television Trust	21,000	12,308
Yanlord Land Group, Ltd. (b)	4,000	3,881

		16,189

TAIWAN — 39.3%
Ability Enterprise Co., Ltd.	3,000	1,892
Accton Technology Corp.	6,000	3,171
Acer, Inc. (a)	13,000	7,982
Adlink Technology, Inc.	1,600	2,738
AGV Products Corp. (a)	8,000	2,470
Airtac International Group	1,070	8,688
Alpha Networks, Inc.	3,000	2,174
Altek Corp.	3,000	2,109
AmTRAN Technology Co., Ltd.	3,000	2,033
Apex Biotechnology Corp.	1,025	2,339
Asia Polymer	3,800	3,328
Aten International Co., Ltd.	1,000	3,010
Bank of Kaohsiung	7,180	2,298
Basso Industry Corp.	3,000	3,171
BES Engineering Corp.	13,000	3,921
Capital Securities Corp.	17,000	6,303
Career Technology Co., Ltd.	2,000	1,899
Cathay No. 1 REIT	7,000	4,721
Cathay Real Estate Development Co., Ltd.	10,000	6,308
Charoen Pokphand Enterprise	5,000	2,651
Cheng Loong Corp.	8,000	3,852
Cheng Uei Precision Industry Co., Ltd.	2,059	4,131
Chicony Electronics Co., Ltd.	2,484	6,243
Chien Kuo Construction Co., Ltd.	4,000	1,866
Chin-Poon Industrial Co.	4,000	6,684
China Bills Finance Corp.	6,000	2,355
China Chemical & Pharmaceutical Co., Ltd.	5,000	3,934
China Manmade Fibers Corp. (a)	9,000	3,805
China Motor Corp.	3,000	2,904
China Steel Chemical Corp.	1,000	5,503
China Synthetic Rubber Corp.	3,000	2,829
Chipbond Technology Corp.	3,000	4,716
Chong Hong Construction Co., Ltd.	2,040	6,263
Chroma ATE, Inc.	2,000	4,194
Chung Hung Steel Corp. (a)	11,000	3,159
Clevo Co.	3,241	7,003
CMC Magnetics Corp. (a)	19,000	3,124
Coretronic Corp.	4,000	3,953
CTCI Corp.	2,000	3,241
CyberTAN Technology, Inc.	3,000	3,327
D-Link Corp.	4,000	2,423
Dynapack International Technology Corp.	1,000	2,785
E Ink Holdings, Inc. (a)	6,000	3,292
Eclat Textile Co., Ltd.	20	225
Elan Microelectronics Corp.	3,000	4,716
Elite Material Co., Ltd.	5,000	4,194
Elite Semiconductor Memory Technology, Inc. (a)	3,000	3,604
Entie Commercial Bank	9,000	4,499
Epistar Corp. (a)	4,000	7,704
Eternal Chemical Co., Ltd.	4,000	3,892
Eva Airways Corp. (a)	5,000	2,785
Evergreen Marine Corp., Ltd. (a)	8,000	4,885
Everlight Chemical Industrial Corp.	4,620	3,782
Everlight Electronics Co., Ltd.	2,000	4,597
Excelsior Medical Co., Ltd.	1,100	2,185
Far Eastern Department Stores, Ltd.	5,150	5,098
Far Eastern International Bank	15,474	6,464
Faraday Technology Corp.	3,000	4,197
Farglory Land Development Co., Ltd.	2,132	3,613
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,671
Feng TAY Enterprise Co., Ltd.	2,236	5,364
FLEXium Interconnect, Inc.	668	2,152

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Formosa Taffeta Co., Ltd.	5,000	$6,048
Formosan Rubber Group, Inc.	6,000	5,647
Formosan Union Chemical	3,700	1,775
FSP Technology, Inc.	3,000	2,738
G Tech Optoelectronics Corp.	1,000	1,260
GeoVision, Inc.	1,164	7,323
Gigabyte Technology Co., Ltd.	4,000	4,832
Gintech Energy Corp. (a)	2,000	2,282
Global Unichip Corp. (a)	1,000	2,483
Gloria Material Technology Corp.	3,509	2,567
Goldsun Development & Construction Co., Ltd.	10,000	4,161
Grand Ocean Retail Group, Ltd.	1,000	2,074
Grand Pacific Petrochemical	7,000	5,437
Great Wall Enterprise Co.	3,346	2,964
HannStar Display Corp. (a)	12,000	4,449
Hey Song Corp.	2,250	2,642
Highwealth Construction Corp.	1,370	2,896
Hiwin Technologies Corp.	1,030	8,692
Ho Tung Chemical Corp.	8,232	3,977
Hong TAI Electric Industrial	12,000	3,982
Huaku Development Co., Ltd.	2,080	5,876
Huang Hsiang Construction Co.	1,000	1,792
I-Sheng Electric Wire & Cable Co., Ltd.	3,000	4,263
Ibase Technology, Inc.	2,147	3,152
Jess-Link Products Co., Ltd.	1,000	893
Kenda Rubber Industrial Co., Ltd.	1,134	2,523
Kerry TJ Logistics Co., Ltd.	3,000	4,671
King Yuan Electronics Co., Ltd.	8,000	5,489
King’s Town Bank	6,000	5,717
Kinpo Electronics	16,000	5,879
Kinsus Interconnect Technology Corp.	2,000	6,637
LCY Chemical Corp.	3,149	4,094
Lien Hwa Industrial Corp.	3,000	1,953
Lingsen Precision Industries, Ltd.	5,000	2,709
Long Bon International Co., Ltd.	3,000	1,913
Lumax International Corp., Ltd.	1,391	3,346
Lung Yen Life Service Corp.	1,000	2,818
Macronix International Co., Ltd. (a)	20,519	4,620
Makalot Industrial Co., Ltd.	1,000	5,402
Masterlink Securities Corp.	10,000	3,473
Mercuries & Associates, Ltd.	2,376	1,682
Merida Industry Co., Ltd.	1,600	11,623
Micro-Star International Co., Ltd.	7,000	5,684
Microbio Co., Ltd. (a)	3,394	3,542
Mirle Automation Corp.	2,240	1,909
Motech Industries, Inc. (a)	2,000	4,100
Nan Kang Rubber Tire Co., Ltd. (a)	3,704	4,592
Nantex Industry Co., Ltd.	2,205	1,424
Neo Solar Power Corp. (a)	3,493	5,163
Nien Hsing Textile Co., Ltd.	4,155	4,280
Oriental Union Chemical Corp.	4,800	5,194
Pan-International Industrial Co., Ltd.	3,030	2,308
Phison Electronics Corp.	1,000	6,392
PixArt Imaging, Inc.	1,020	1,721
Portwell, Inc.	1,000	961
Powertech Technology, Inc.	3,000	4,585
President Securities Corp.	7,420	4,407
Prime Electronics Satellitics, Inc.	1,765	1,332
Prince Housing Development Corp.	6,050	3,563
Promate Electronic Co., Ltd.	2,000	2,208
Qisda Corp. (a)	11,000	2,705
Radiant Opto-Electronics Corp.	2,759	10,090
Realtek Semiconductor Corp.	3,100	8,321
RichTek Technology Corp.	1,000	4,664
Ritek Corp. (a)	19,000	3,219
Ruentex Industries, Ltd.	3,285	8,432
Sampo Corp.	7,000	2,783
Sanyang Industry Co., Ltd.	6,000	9,834
Senao International Co., Ltd.	1,000	3,120
Shihlin Paper Corp. (a)	2,000	3,067
Shin Zu Shing Co., Ltd.	1,000	2,496
Shinkong Synthetic Fibers Corp.	14,000	4,909
Sigurd Microelectronics Corp.	4,000	3,818
Silicon Integrated Systems Corp. (a)	5,000	1,493
Simplo Technology Co., Ltd.	1,729	7,658
Sinbon Electronics Co., Ltd.	5,000	6,702
Sinmag Bakery Machine Corp.	762	4,027
Sino-American Silicon Products, Inc. (a)	3,000	5,103
Sinon Corp.	7,000	3,922
Sinphar Pharmaceutical Co., Ltd.	2,000	3,308
Sintek Photronic Corp. (a)	5,000	1,493
Sinyi Realty Co.	1,271	2,286
Solar Applied Materials Technology Corp.	3,599	3,079
Solartech Energy Corp. (a)	2,000	1,919
Standard Foods Corp.	669	2,088
Systex Corp. (a)	2,000	4,503
Ta Chong Bank Co., Ltd. (a)	11,352	4,133
Taichung Commercial Bank	16,698	6,135
Tainan Enterprises Co., Ltd.	3,000	3,151
Tainan Spinning Co., Ltd.	8,120	5,735
Taisun Enterprise Co., Ltd. (a)	6,360	2,849
Taiwan Business Bank (a)	20,342	6,191
Taiwan Cogeneration Corp.	3,000	1,751
Taiwan Fire & Marine Insurance Co.	3,000	2,486
Taiwan Hon Chuan Enterprise Co., Ltd.	2,000	4,214
Taiwan Land Development Corp. (a)	7,430	2,730
Taiwan Secom Co., Ltd.	2,000	5,020
Taiwan Surface Mounting Technology Co., Ltd.	1,293	1,952
Tatung Co., Ltd. (a)	13,000	3,607
Teco Electric & Machinery Co., Ltd.	11,000	12,604
Test-Rite International Co.	4,246	3,163
Thye Ming Industrial Co., Ltd.	3,075	3,673
Tong Hsing Electronic Industries, Ltd.	1,000	4,630
Tong Yang Industry Co., Ltd.	3,321	4,970
Topco Scientific Co., Ltd.	2,039	4,071
Transcend Information, Inc.	2,000	5,751
Tripod Technology Corp.	3,000	5,375
TSRC Corp.	3,700	5,462
TTY Biopharm Co., Ltd.	739	2,261
Tung Ho Steel Enterprise Corp.	5,000	4,395
TXC Corp.	3,000	3,634
U-Ming Marine Transport Corp.	2,000	3,590
Unimicron Technology Corp.	7,000	5,308
Unity Opto Technology Co., Ltd. (a)	3,000	3,010
Unizyx Holding Corp. (a)	5,000	3,137
UPC Technology Corp.	5,608	2,719
USI Corp.	4,200	2,917
Ve Wong Corp.	4,000	3,342
Via Technologies, Inc. (a)	2,000	1,879
Visual Photonics Epitaxy Co., Ltd.	1,008	1,028

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Walsin Lihwa Corp. (a)	21,000	$6,736
Wan Hai Lines, Ltd.	6,000	3,120
Waterland Financial Holdings Co., Ltd.	12,524	4,198
Wei Chuan Food Corp.	3,000	5,275
Weikeng Industrial Co., Ltd.	1,000	770
Win Semiconductors Corp.	3,000	2,793
Winbond Electronics Corp. (a)	20,000	5,369
Wintek Corp. (a)	8,000	2,792
Wistron NeWeb Corp.	2,161	5,612
WPG Holdings, Ltd.	10,000	11,509
Yageo Corp. (a)	9,100	3,282
Yang Ming Marine Transport Corp. (a)	7,000	3,276
Yieh Phui Enterprise Co., Ltd. (a)	9,180	2,982
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,499
Yungtay Engineering Co., Ltd.	2,000	5,738
Zenitron Corp.	1,000	643
Zinwell Corp.	3,000	3,483

		798,527

THAILAND — 6.2%
Bangkok Chain Hospital PCL	20,873	3,843
Bangkok Expressway PCL	5,232	5,334
Bumrungrad Hospital PCL	2,886	7,707
Dynasty Ceramic PCL	2,266	3,362
Esso Thailand PCL, NVDR	10,400	1,899
IRPC PCL, NVDR	184,800	18,334
Jasmine International PCL, NVDR	24,200	4,934
Kiatnakin Bank PCL, NVDR	3,500	3,968
MBK PCL, NVDR	800	3,408
Precious Shipping PCL	5,974	3,872
Pruksa Real Estate PCL	8,551	4,736
Robinson Department Store PCL, NVDR	6,900	10,079
Siam Global House PCL, NVDR	7,117	3,422
Sri Trang Agro-Industry PCL	5,666	2,242
Thai Airways International PCL	4,638	1,948
Thai Stanley Electric PCL, NVDR	700	4,431
Thai Tap Water Supply PCL	27,504	8,370
Thai Union Frozen Products PCL, NVDR	5,000	10,917
Thai Vegetable Oil PCL	4,207	2,368
Thai Vegetable Oil PCL, NVDR	20,000	11,260
Thanachart Capital PCL	5	5
Thoresen Thai Agencies PCL (a)	9,557	5,061
Tisco Financial Group PCL	3,969	4,650

		126,150

UNITED STATES — 0.7%
WNS Holdings, Ltd. ADR (a)	658	14,417

TOTAL COMMON STOCKS —
(Cost $1,861,845)		2,019,567

RIGHTS — 0.0% (e)
MALAYSIA — 0.0% (e)
KPJ Healthcare Bhd (expiring 01/13/14) (a) (Cost $0)	393	247

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	2,867	197

THAILAND — 0.0% (d)
Bangkokland PCL, NVDR (expiring 07/02/18) (a)	24,444	246

TOTAL WARRANTS —
(Cost $366)		443

SHORT TERM INVESTMENTS — 15.4%
UNITED STATES — 15.4%
MONEY MARKET FUNDS — 15.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	90,856	90,856
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	221,655	221,655

TOTAL SHORT TERM INVESTMENTS —
(Cost $312,511)		312,511

TOTAL INVESTMENTS — 114.7%
(Cost $2,174,722)		2,332,768
OTHER ASSETS & LIABILITIES — (14.7)%		(299,724)

NET ASSETS — 100.0%		$2,033,044

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investment)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	7.5%
Semiconductors & Semiconductor Equipment	7.3
Chemicals	7.0
Electronic Equipment, Instruments & Components	5.8
Food Products	5.3
Machinery	3.9
Metals & Mining	3.8
Commercial Banks	3.4
Construction & Engineering	3.3
Textiles, Apparel & Luxury Goods	3.2
Oil, Gas & Consumable Fuels	2.9
Computers & Peripherals	2.8
Pharmaceuticals	2.6
Hotels, Restaurants & Leisure	2.4
Electrical Equipment	2.2
Automobiles	2.2
Auto Components	2.0
Communications Equipment	2.0
Diversified Financial Services	1.8
Health Care Providers & Services	1.8
Marine	1.8
Multiline Retail	1.7
Media	1.7
IT Services	1.7
Capital Markets	1.6
Specialty Retail	1.5
Household Durables	1.3
Consumer Finance	1.2
Health Care Equipment & Supplies	1.2
Software	1.0
Transportation Infrastructure	1.0
Beverages	0.9
Leisure Equipment & Products	0.8
Construction Materials	0.7
Water Utilities	0.6
Containers & Packaging	0.6
Building Products	0.6
Independent Power Producers & Energy Traders	0.6
Air Freight & Logistics	0.5
Paper & Forest Products	0.5
Industrial Conglomerates	0.4
Airlines	0.4
Biotechnology	0.4
Professional Services	0.4
Distributors	0.4
Thrifts & Mortgage Finance	0.3
Personal Products	0.3
Trading Companies & Distributors	0.2
Commercial Services & Supplies	0.2
Diversified Telecommunication Services	0.2
Insurance	0.2
Energy Equipment & Services	0.2
Internet Software & Services	0.2
Internet & Catalog Retail	0.2
Gas Utilities	0.2
Electric Utilities	0.2
Diversified Consumer Services	0.1
Household Products	0.1
Short Term Investment	15.4
Other Assets & Liabilities	(14.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Metal Recycling Holdings, Ltd., which was a Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Hanergy Solar Group, Ltd., which was a Level 2 and part of the Semiconductor & Semiconductor Equipment Industry, representing 0.31% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets and Garda Tujuh Buana Tbk PT, which was Level 2 part of the Oil, Gas & Consumable Fuels Industry, representing 0.03% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
RUSSIA — 99.8%
CHEMICALS — 3.3%
Phosagro OAO GDR	9,770	$95,599
Uralkali OJSC GDR	37,456	996,330

		1,091,929

COMMERCIAL BANKS — 13.3%
NOMOS-BANK GDR (a)	600	8,700
Sberbank of Russia ADR (b)	259,009	3,255,743
Sberbank of Russia ADR (b)	23,572	296,536
VTB Bank OJSC GDR	294,543	882,156

		4,443,135

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Rostelecom OJSC ADR	40,440	833,468

ELECTRIC UTILITIES — 1.4%
Federal Hydrogenerating Co. JSC ADR (b)	1,612	2,740
Federal Hydrogenerating Co. JSC ADR (b)	266,626	460,197

		462,937

ENERGY EQUIPMENT & SERVICES — 1.6%
Eurasia Drilling Co., Ltd. GDR	8,914	401,130
TMK OAO GDR	11,823	139,393

		540,523

FOOD & STAPLES RETAILING — 6.0%
Magnit OJSC GDR	23,848	1,578,738
O’Key Group SA GDR	12,864	153,082
X5 Retail Group NV GDR (a)	15,407	258,375

		1,990,195

HOUSEHOLD DURABLES — 0.6%
PIK Group GDR (a)	88,067	204,316

INTERNET SOFTWARE & SERVICES — 4.1%
Mail.ru Group, Ltd. GDR	8,866	395,424
Yandex NV (Class A) (a)	22,681	978,685

		1,374,109

MEDIA — 0.4%
CTC Media, Inc.	10,620	147,565

METALS & MINING — 8.3%
Evraz PLC (a)	42,654	79,053
IRC, Ltd. (a)	200,000	20,119
Magnitogorsk Iron & Steel Works GDR (a)	25,400	76,149
Mechel OAO, ADR (a)(c)	22,429	57,418
MMC Norilsk Nickel OJSC ADR	92,023	1,529,422
Novolipetsk Steel OJSC GDR	12,351	208,608
Polymetal International PLC	22,581	215,049
Polyus Gold International, Ltd.	86,705	285,415
Severstal GDR	29,721	293,644

		2,764,877

OIL, GAS & CONSUMABLE FUELS — 45.9%
Exillon Energy PLC (a)	25,237	71,894
Gazprom Neft JSC ADR	11,801	266,703
Gazprom OAO ADR	639,564	5,468,272
Lukoil OAO ADR (b)	15,760	994,771
Lukoil OAO ADR (b)	49,303	3,078,972
NovaTek OAO GDR	11,127	1,523,286
Rosneft Oil Co. GDR (b)	2,918	22,221
Rosneft Oil Co. GDR (b)	151,954	1,157,130
Surgutneftegas OJSC ADR	124,358	1,074,453
Surgutneftegas OJSC ADR Preference Shares	65,782	510,468
Tatneft OAO ADR	30,247	1,156,041

		15,324,211

PHARMACEUTICALS — 0.5%
Pharmstandard GDR (a)	16,495	163,548

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
AFI Development PLC, GDR (a)	90,640	64,853
Etalon Group, Ltd. GDR (a)	22,209	117,708
LSR Group OJSC GDR	40,345	168,884

		351,445

ROAD & RAIL — 0.7%
Globaltrans Investment PLC GDR	14,816	235,574

TRANSPORTATION INFRASTRUCTURE — 0.3%
Novorossiysk Commercial Sea Trade Port PJSC GDR	18,089	113,056

WIRELESS TELECOMMUNICATION SERVICES — 9.8%
MegaFon OAO GDR	10,850	363,475
Mobile Telesystems OJSC ADR	71,586	1,548,405
Sistema JSFC GDR	25,755	827,250
VimpelCom, Ltd. ADR	40,273	521,133

		3,260,263

TOTAL COMMON STOCKS —
(Cost $43,054,753)		33,301,151

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	538,422	538,422
State Street Navigator Securities Lending Prime Portfolio (e)(f)	28,267	28,267

TOTAL SHORT TERM INVESTMENTS —
(Cost $566,689)		566,689

TOTAL INVESTMENTS — 101.5% (g)
(Cost $43,621,442)		33,867,840
OTHER ASSETS & LIABILITIES — (1.5)%		(502,923)

NET ASSETS — 100.0%		$33,364,917

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at December 31, 2013.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co.	1,804,000	$1,049,304

AIRLINES — 1.0%
Air China, Ltd.	3,002,000	2,241,700
China Eastern Airlines Corp., Ltd. (a)(b)	3,016,000	1,135,801
China Southern Airlines Co., Ltd. (Class H) (b)	14,664,000	5,711,466

		9,088,967

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	688,000	1,428,573
Xinyi Glass Holdings Co., Ltd. (b)	1,658,000	1,462,611

		2,891,184

AUTOMOBILES — 2.4%
Brilliance China Automotive Holdings, Ltd.	3,014,000	4,913,359
BYD Co., Ltd. (a)(b)	506,000	2,479,832
Dongfeng Motor Group Co., Ltd.	2,991,300	4,683,461
Geely Automobile Holdings, Ltd. (b)	3,365,000	1,627,438
Great Wall Motor Co., Ltd. (Class H) (b)	920,500	5,081,077
Guangzhou Automobile Group Co., Ltd. (b)	2,318,637	2,535,811

		21,320,978

BEVERAGES — 0.6%
Tibet 5100 Water Resources Holdings, Ltd. (b)	2,669,000	1,053,315
Tsingtao Brewery Co., Ltd. (b)	459,000	3,880,374

		4,933,689

CAPITAL MARKETS — 0.5%
China Everbright, Ltd.	442,000	698,877
CITIC Securities Co., Ltd. (Class H) (b)	796,000	2,171,259
Haitong Securities Co., Ltd. (Class H) (b)	957,600	1,667,271

		4,537,407

CHEMICALS — 0.6%
China Bluechemical, Ltd.	2,312,000	1,446,165
China Lumena New Materials Corp. (b)	4,050,548	794,046
Huabao International Holdings, Ltd. (b)	1,552,000	858,692
Sinopec Shanghai Petrochemical Co., Ltd.	3,791,999	1,090,589
Yingde Gases	1,273,000	1,333,130

		5,522,622

COMMERCIAL BANKS — 19.6%
Agricultural Bank of China, Ltd.	22,813,000	11,209,741
Bank of China, Ltd.	64,396,700	29,649,682
Bank of Chongqing Co. Ltd. (Class H) (a)	918,000	648,801
Bank of Communications Co., Ltd. (b)	7,392,824	5,215,379
China Citic Bank Corp., Ltd.	7,980,471	4,333,101
China Construction Bank Corp.	74,317,623	56,070,688
China Merchants Bank Co., Ltd. (b)	4,303,735	9,169,460
China Minsheng Banking Corp., Ltd. (Class H) (b)	4,694,500	5,212,916
Chongqing Rural Commercial Bank Co., Ltd. (b)	1,422,000	689,566
Huishang Bank Corp. Ltd. (Class H) (a)	5,563,000	2,539,806
Industrial & Commercial Bank of China	73,046,789	49,365,168

		174,104,308

COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Everbright International, Ltd. (b)	1,854,000	2,481,963

COMMUNICATIONS EQUIPMENT — 0.8%
AAC Technologies Holdings, Inc. (b)	758,245	3,681,821
China All Access Holdings, Ltd. (b)	2,636,000	1,125,283
China Wireless Technologies, Ltd.	1,468,000	480,892
TCL Communication Technology Holdings, Ltd. (a)	460,000	469,863
ZTE Corp. (a)(b)	807,198	1,603,205

		7,361,064

COMPUTERS & PERIPHERALS — 0.9%
Lenovo Group, Ltd. (b)	6,444,000	7,837,101
TPV Technology, Ltd.	1,760,000	363,179

		8,200,280

CONSTRUCTION & ENGINEERING — 1.6%
China Communications Construction Co., Ltd. (Class H)	5,100,394	4,111,232
China Railway Construction Corp. (Class H) (b)	2,162,875	2,153,460
China Railway Group, Ltd.	4,578,000	2,361,696
China State Construction International Holdings, Ltd.	1,848,000	3,312,874
Metallurgical Corp. of China, Ltd. (a)(b)	4,612,000	850,577
Sinopec Engineering Group Co., Ltd. (b)	1,247,000	1,865,575

		14,655,414

CONSTRUCTION MATERIALS — 1.2%
Anhui Conch Cement Co., Ltd. (b)	1,379,000	5,113,171
BBMG Corp.	810,000	705,143
China National Building Material Co., Ltd. (b)	3,226,000	3,469,913
China Resources Cement Holdings, Ltd.	969,163	651,213
China Shanshui Cement Group, Ltd.	1,728,000	742,123

		10,681,563

DIVERSIFIED CONSUMER SERVICES — 0.6%
New Oriental Education & Technology Group, Inc. ADR	127,380	4,012,470
TAL Education Group, ADR (a)	77,571	1,705,786

		5,718,256

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,103,000	943,142

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
China Communications Services Corp., Ltd. (Class H)	2,003,600	1,240,339
China Telecom Corp., Ltd.	14,762,951	7,463,585

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Unicom (Hong Kong), Ltd. (b)	4,603,805	$6,887,524

		15,591,448

ELECTRICAL EQUIPMENT — 0.4%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,270,000	689,563
Shanghai Electric Group Co., Ltd. (b)	3,608,000	1,312,212
Zhuzhou CSR Times Electric Co., Ltd.	465,000	1,673,190

		3,674,965

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anxin-China Holdings, Ltd.	2,684,000	851,541
Avic International Holdings, Ltd. (a)	1,858,000	754,822
Digital China Holdings, Ltd.	923,000	1,088,018
Ju Teng International Holdings, Ltd.	960,000	635,151
Kingboard Chemical Holdings, Ltd.	764,999	1,997,901
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B) (a)	106,000	136,435
Sunny Optical Technology Group Co., Ltd. (b)	432,000	420,091

		5,883,959

ENERGY EQUIPMENT & SERVICES — 0.7%
Anton Oilfield Services Group (b)	916,000	557,604
China Oilfield Services, Ltd.	1,379,900	4,280,070
Honghua Group, Ltd. (b)	1,282,000	431,536
SPT Energy Group, Inc.	932,000	554,121

		5,823,331

FOOD & STAPLES RETAILING — 0.8%
China Resources Enterprise, Ltd. (b)	1,381,854	4,589,101
Sun Art Retail Group Ltd. (b)	1,246,000	1,758,019
Wumart Stores, Inc. (b)	469,000	762,134

		7,109,254

FOOD PRODUCTS — 3.4%
Asian Citrus Holdings, Ltd.	1,431,323	393,193
Biostime International Holdings, Ltd. (b)	175,000	1,560,696
China Agri-Industries Holdings, Ltd.	2,008,600	1,002,519
China Huishan Dairy Holdings Co. Ltd. (a)	3,379,000	1,220,210
China Mengniu Dairy Co., Ltd.	1,381,110	6,554,873
China Milk Products Group, Ltd. (a)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,514,000	1,361,767
China Yurun Food Group, Ltd. (a)(b)	1,384,000	888,902
CP Pokphand Co. (b)	4,132,000	410,336
Shenguan Holdings Group, Ltd. (b)	1,828,000	815,719
Tingyi Cayman Islands Holding Corp. (b)	2,071,844	5,985,401
Uni-President China Holdings, Ltd. (b)	557,000	567,506
Want Want China Holdings, Ltd.	6,799,933	9,822,247

		30,583,369

GAS UTILITIES — 0.8%
China Gas Holdings, Ltd.	2,022,000	2,972,858
China Oil and Gas Group, Ltd.	2,440,000	450,002
China Resources Gas Group, Ltd. (b)	1,156,000	4,025,407

		7,448,267

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Mindray Medical International, Ltd. ADR (b)	100,806	3,665,306
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,824,000	2,460,621

		6,125,927

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Phoenix Healthcare Group Co. Ltd. (a)	439,000	703,193
Shanghai Pharmaceuticals Holding Co., Ltd.	766,300	1,875,786
Sinopharm Group Co., Ltd. (Class H)	733,200	2,103,975

		4,682,954

HOTELS, RESTAURANTS & LEISURE — 0.5%
Ajisen China Holdings, Ltd.	460,000	475,796
China Travel International Investment Hong Kong, Ltd.	4,790,000	1,006,958
Home Inns & Hotels Management, Inc. ADR (a)(b)	30,533	1,332,460
REXLot Holdings, Ltd. (b)	5,602,210	758,642
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,404,187	478,098

		4,051,954

HOUSEHOLD DURABLES — 0.5%
Haier Electronics Group Co., Ltd.	1,007,000	2,922,135
Hisense Kelon Electrical Holdings Co. Ltd. (Class H) (a)	331,000	501,169
Skyworth Digital Holdings, Ltd.	1,809,878	996,702

		4,420,006

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd.	2,244,000	538,299
Vinda International Holdings, Ltd.	416,000	692,104

		1,230,403

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.8%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,466,000	769,514
China Datang Corp. Renewable Power Co., Ltd. (b)	2,209,000	467,227
China Longyuan Power Group Corp. (Class H)	2,417,000	3,114,084
China Power International Development, Ltd. (b)	2,672,000	951,117
China Resources Power Holdings Co., Ltd.	1,844,112	4,371,405
Datang International Power Generation Co., Ltd. (b)	3,652,287	1,686,305
Huaneng Power International, Inc.	3,462,129	3,130,037
Huaneng Renewables Corp., Ltd. (Class H)	2,656,000	1,274,263

		15,763,952

INDUSTRIAL CONGLOMERATES — 1.2%
Beijing Enterprises Holdings, Ltd.	513,500	5,092,781
Citic Pacific, Ltd. (b)	1,977,000	3,023,985
Shanghai Industrial Holdings, Ltd.	688,000	2,515,531

		10,632,297

INSURANCE — 6.2%
China Life Insurance Co., Ltd.	6,890,040	21,548,731

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Pacific Insurance Group Co., Ltd. (Class H)	1,573,000	$6,167,235
China Taiping Insurance Holdings Co., Ltd. (a)	1,047,800	2,140,532
New China Life Insurance Co. Ltd. (a)	367,600	1,232,642
People’s Insurance Co. Group of China, Ltd. (Class H)	5,202,000	2,515,880
PICC Property & Casualty Co., Ltd.	3,475,742	5,155,058
Ping An Insurance Group Co. of China, Ltd.	1,781,300	15,955,026

		54,715,104

INTERNET & CATALOG RETAIL — 1.0%
Ctrip.com International, Ltd. ADR (a)	127,306	6,316,924
E-Commerce China Dangdang, Inc. ADR (a)(b)	64,164	612,766
Vipshop Holdings, Ltd. ADS (a)(b)	18,770	1,570,674

		8,500,364

INTERNET SOFTWARE & SERVICES — 14.9%
21Vianet Group, Inc. ADR (a)(b)	56,024	1,317,684
Baidu, Inc. ADR (a)	248,497	44,202,646
Bitauto Holdings, Ltd. ADR (a)	11,800	377,128
NetEase, Inc. ADR	71,124	5,590,346
Phoenix New Media, Ltd. ADR (a)(b)	48,073	462,943
Qihoo 360 Technology Co., Ltd. ADR (a)	71,793	5,890,616
Sina Corp. (a)	64,694	5,450,470
Sohu.com, Inc. (a)(b)	38,477	2,806,128
SouFun Holdings, Ltd. ADR	16,280	1,341,635
Tencent Holdings, Ltd.	954,883	60,910,544
Youku Tudou, Inc. ADR (a)(b)	113,070	3,426,021
YY, Inc. ADR (a)(b)	10,915	548,806

		132,324,967

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	1,712,000	1,689,092

MACHINERY — 1.3%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (b)	1,117,000	1,042,990
China International Marine Containers Group Co., Ltd. (Class H)	642,800	1,367,880
CIMC Enric Holdings, Ltd.	688,000	1,109,141
CSR Corp., Ltd. (Class H)	1,170,000	959,690
Haitian International Holdings, Ltd.	699,000	1,579,427
Lonking Holdings, Ltd. (a)	2,879,000	560,669
Weichai Power Co., Ltd. (b)	572,920	2,309,044
Yangzijiang Shipbuilding Holdings, Ltd. (b)	2,869,000	2,692,670

		11,621,511

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	3,172,675	1,546,698
China Shipping Container Lines Co., Ltd. (a)(b)	4,127,500	1,075,293
China Shipping Development Co., Ltd. (a)(b)	1,551,800	1,204,815

		3,826,806

METALS & MINING — 1.4%
Aluminum Corp. of China, Ltd. (a)(b)	5,122,000	1,783,576
Angang Steel Co., Ltd. (a)(b)	1,588,320	1,179,464
China Metal Recycling Holdings, Ltd. (a)(b)(d)	468,000	0
China Molybdenum Co., Ltd.	1,733,000	775,561
Jiangxi Copper Co., Ltd. (Class H) (b)	1,834,000	3,311,430
Maanshan Iron & Steel (a)(b)	3,710,000	1,004,804
North Mining Shares Co., Ltd. (a)	10,960,000	438,188
Shougang Fushan Resources Group, Ltd. (b)	3,360,000	1,178,681
Zhaojin Mining Industry Co., Ltd. (b)	1,144,000	653,609
Zijin Mining Group Co., Ltd. (Class H) (b)	8,486,750	1,816,928

		12,142,241

MULTILINE RETAIL — 0.3%
Golden Eagle Retail Group, Ltd. (b)	774,120	1,022,343
Intime Retail Group Co., Ltd. (b)	869,500	904,964
Parkson Retail Group, Ltd. (b)	1,843,000	568,082

		2,495,389

OIL, GAS & CONSUMABLE FUELS — 10.3%
China Coal Energy Co., Ltd (b)	4,641,013	2,609,681
China Petroleum & Chemical Corp.	22,986,640	18,765,814
China Shenhua Energy Co., Ltd.	3,389,700	10,688,785
CNOOC, Ltd.	15,063,174	28,013,667
Inner Mongolia Yitai Coal Co., Ltd.	530,600	903,295
Kunlun Energy Co., Ltd.	2,747,400	4,840,172
Newocean Energy Holdings, Ltd.	962,000	785,357
PetroChina Co., Ltd.	19,312,930	21,171,679
Sinopec Kantons Holdings, Ltd. (b)	1,164,000	1,294,042
United Energy Group, Ltd. (a)(b)	2,976,000	429,872
Yanzhou Coal Mining Co., Ltd. (b)	2,313,900	2,112,837

		91,615,201

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (b)	2,190,000	1,443,289
Nine Dragons Paper Holdings, Ltd. (b)	1,834,000	1,596,582

		3,039,871

PERSONAL PRODUCTS — 1.1%
Hengan International Group Co., Ltd.	747,000	8,824,788
Magic Holdings International, Ltd.	728,000	576,485

		9,401,273

PHARMACEUTICALS — 1.2%
China Medical System Holdings, Ltd. (b)	873,000	933,377
China Pharmaceutical Group, Ltd.	1,060,000	836,653
China Shineway Pharmaceutical Group, Ltd.	334,000	457,466
Guangzhou Baiyunshan Pharmaceu (a)	236,000	826,361
Sihuan Pharmaceutical Holdings Group, Ltd.	2,155,000	1,967,745
Sino Biopharmaceutical	2,816,000	2,233,552
Tong Ren Tang Technologies Co., Ltd.	214,000	683,089
WuXi PharmaTech Cayman, Inc. ADR (a)	79,517	3,051,862

		10,990,105

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
Agile Property Holdings, Ltd.	2,091,109	2,241,124
China Overseas Grand Oceans Group, Ltd. (b)	476,000	453,670

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Overseas Land & Investment, Ltd. (b)	3,915,862	$11,009,614
China Resources Land, Ltd. (b)	1,841,000	4,563,472
China South City Holdings, Ltd. (b)	4,256,000	1,207,571
Country Garden Holdings Co., Ltd.	7,541,657	4,551,985
E-House China Holdings, Ltd.	70,193	1,058,510
Evergrande Real Estate Group, Ltd. (b)	4,268,000	1,629,312
Greentown China Holdings, Ltd.	483,000	737,543
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,224,624	1,791,035
Hopson Development Holdings, Ltd. (a)(b)	476,000	573,379
Kaisa Group Holdings, Ltd. (a)(b)	1,428,000	460,422
Longfor Properties Co., Ltd.	990,500	1,384,752
Poly Hong Kong Investments, Ltd. (b)	1,491,000	796,097
Renhe Commercial Holdings Co., Ltd. (a)(b)	12,180,000	777,572
Shenzhen Investment, Ltd.	1,930,109	726,864
Shimao Property Holdings, Ltd. (b)	1,447,441	3,326,571
Shui On Land, Ltd.	3,857,500	1,184,053
Sino-Ocean Land Holdings, Ltd. (b)	4,242,491	2,785,011
Soho China, Ltd.	1,185,500	1,021,330
Sunac China Holdings, Ltd.	1,415,000	848,589
Yanlord Land Group, Ltd. (b)	1,301,000	1,262,256
Yuexiu Property Co., Ltd.	7,166,000	1,765,218
Yuzhou Properties Co.	3,257,840	810,915

		46,966,865

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd.	2,816,000	1,303,813

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
GCL Poly Energy Holdings, Ltd. (a)(b)	6,071,000	1,879,142
Hanergy Solar Group, Ltd. (a)(b)(c)	9,744,000	992,779
Semiconductor Manufacturing International Corp. (a)(b)	24,653,000	1,939,491
Shunfeng Photovoltaic International Ltd. (a)	638,000	509,330
Trina Solar, Ltd. ADR (a)(b)	69,909	955,656
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	103,331	521,822

		6,798,220

SOFTWARE — 0.7%
AsiaInfo-Linkage, Inc. (a)	89,281	1,067,801
Giant Interactive Group, Inc. ADR	123,339	1,386,330
Kingsoft Corp., Ltd. (b)	686,000	1,977,379
NetDragon Websoft, Inc. (b)	268,500	491,723
NQ Mobile, Inc. ADR (a)	34,570	508,179
Perfect World Co., Ltd. ADR	42,325	752,539

		6,183,951

SPECIALTY RETAIL — 1.0%
Baoxin Auto Group, Ltd. (b)	782,000	759,434
Belle International Holdings, Ltd.	4,041,000	4,674,870
GOME Electrical Appliances Holding, Ltd. (b)	8,373,000	1,544,206
Hengdeli Holdings, Ltd.	3,356,895	792,277
Zhongsheng Group Holdings, Ltd. (b)	675,000	931,485

		8,702,272

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd. (b)	674,000	834,487
Bosideng International Holdings, Ltd. (b)	4,158,000	782,935
China Dongxiang Group Co.	5,089,000	866,352
Li Ning Co., Ltd. (a)(b)	1,154,500	911,242
Ports Design, Ltd.	622,500	481,702
Shenzhou International Group Holdings, Ltd.	343,000	1,287,287

		5,164,005

TRANSPORTATION INFRASTRUCTURE — 2.0%
Anhui Expressway Co., Ltd.	2,278,000	1,263,311
Beijing Capital International Airport Co., Ltd.	2,311,939	1,809,894
China Merchants Holdings International Co., Ltd.	1,150,172	4,197,952
COSCO Pacific, Ltd. (b)	2,065,273	2,834,049
Jiangsu Expressway Co., Ltd. (b)	3,228,795	3,968,456
Shenzhen Expressway Co., Ltd.	2,604,000	1,172,073
Shenzhen International Holdings, Ltd.	6,953,785	869,924
Zhejiang Expressway Co., Ltd. (Class H)	2,092,000	1,977,670

		18,093,329

WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd. (b)	4,158,000	2,611,570
Guangdong Investment, Ltd. (b)	3,238,000	3,165,441

		5,777,011

WIRELESS TELECOMMUNICATION SERVICES — 5.6%
China Mobile, Ltd.	4,774,004	49,502,489

TOTAL COMMON STOCKS —
(Cost $884,957,058)		887,366,106

SHORT TERM INVESTMENTS — 9.6%
UNITED STATES — 9.6%
MONEY MARKET FUNDS — 9.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	80,215,161	80,215,161
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	5,043,871	5,043,871

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,259,032)		85,259,032

TOTAL INVESTMENTS — 109.4% (h)
(Cost $970,216,090)		972,625,138
OTHER ASSETS & LIABILITIES — (9.4)%		(83,812,079)

NET ASSETS — 100.0%		$888,813,059

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
DECEMBER 31, 2013*

PERCENT OF
COUNTRY**	NET ASSETS

China	74.6%
Hong Kong	25.2
United States Short Term Investments	9.6
Other Assets And Liabilities	(9.4)

Total	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Hanergy Solar Group, Ltd., which was Level 2 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.11% of net assets, China Metal Recycling Holdings, Ltd., which was a Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, and China Milk Products Group, Ltd. which was Level 2 and part of the Food Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 11.8%
All America Latina Logistica SA	13,661	$37,985
AMBEV SA ADR	408,745	3,004,276
Anhanguera Educacional Participacoes SA	5,805	36,662
Banco Bradesco SA Preference Shares ADR (a)	167,170	2,094,640
Banco do Brasil SA	48,305	499,583
Banco Santander Brasil SA	24,584	145,675
BM&FBOVESPA SA	104,458	489,692
BR Malls Participacoes SA	38,464	277,974
Bradespar SA Preference Shares	27,189	289,033
Brasil Brokers Participacoes SA	10,551	26,162
Braskem SA Preference Shares ADR (a)(b)	10,525	187,871
BRF — Brasil Foods SA ADR	29,940	624,848
CCR SA	28,119	211,794
Centrais Eletricas Brasileiras SA ADR (a)	33,707	87,301
Cia Hering	2,657	33,674
Cielo SA	9,119	253,751
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	13,321	595,049
Companhia de Saneamento Basico do Estado de Sao Paulo	42,811	480,144
Companhia Energetica de Minas Gerais ADR (a)	57,507	447,980
Companhia Energetica de Sao Paulo Preference Shares	3,336	31,702
Companhia Siderurgica Nacional SA ADR (a)	86,190	534,378
Cosan SA Industria e Comercio	10,751	180,364
Cyrela Brazil Realty SA	30,292	184,891
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,799	24,914
Diagnosticos da America SA	12,404	76,551
Duratex SA	20,226	112,736
Empresa Brasileira de Aeronautica SA	46,262	370,410
Estacio Participacoes SA	5,312	45,954
Fibria Celulose SA ADR (a)(b)	16,584	193,701
Gafisa SA	7,339	10,981
Gerdau SA ADR	64,189	503,242
Hypermarcas SA	2,812	21,037
Investimentos Itau SA	62,417	335,995
Investimentos Itau SA Preference Shares	327,483	1,235,392
Itau Unibanco Holding SA Preference Shares ADR	202,377	2,746,256
JBS SA	12,141	45,132
Klabin SA Preference Shares	2,962	15,392
Kroton Educacional SA	10,305	171,484
Lojas Americanas SA Preference Shares	34,690	231,291
Lojas Renner SA	19,593	506,590
Metalurgica Gerdau SA Preference Shares	33,759	334,835
MMX Mineracao e Metalicos SA (b)	18,394	5,458
MRV Engenharia e Participacoes SA	5,871	20,978
Natura Cosmeticos SA	16,552	290,243
Oi SA ADR (c)	6,240	10,234
Oi SA ADR (a)(c)	33,002	52,473
PDG Realty SA Empreendimentos e Participacoes (b)	38,983	29,907
Petroleo Brasileiro SA ADR (a)(c)	128,945	1,894,202
Petroleo Brasileiro SA ADR (c)	84,807	1,168,640
Profarma Distribuidora de Produtos Farmaceuticos SA	1,854	14,648
Prumo Logistica SA (b)	15,885	7,272
Qualicorp SA (b)	2,364	22,545
Souza Cruz SA	54,646	558,447
Telefonica Brasil SA ADR (a)	12,121	232,966
Telefonica Brasil SA Preference Shares	30,572	580,923
Tim Participacoes SA ADR	13,348	350,252
Tractebel Energia SA ADR	15,335	234,626
Ultrapar Participacoes SA	15,344	363,885
Usinas Siderurgicas de Minas Gerais SA ADR (b)	47,688	287,082
Vale SA ADR (a)	89,666	1,367,407
Vale SA Preference Shares ADR	162,404	2,275,280
Weg SA	26,882	355,046

		27,859,836

CHILE — 2.0%
Antarchile SA	19,258	259,485
Compania General de Electricidad SA	46,248	249,965
Empresa Electrica Pilmaiquen	23,470	108,495
Empresa Nacional de Electricidad SA ADR (a)	9,923	442,367
Empresas COPEC SA	44,332	593,962
Empresas Iansa SA	476,015	15,899
Enersis SA ADR	38,098	571,089
Enjoy SA	206,420	30,249
Invexans SA	1,009,646	18,904
Latam Airlines Group SA, ADR (a)	28,712	468,293
Madeco SA (b)	954,395	6,975
Multiexport Foods SA (b)	187,803	33,275
Parque Arauco SA	247,925	457,679
SACI Falabella	134,377	1,207,079
Socovesa SA	80,480	19,758
Vina Concha y Toro SA ADR	6,511	240,907

		4,724,381

CHINA — 17.5%
Agricultural Bank of China, Ltd.	1,002,000	492,358
Air China, Ltd.	222,000	165,775
Aluminum Corp. of China, Ltd. (a)(b)	370,000	128,841
Angang Steel Co., Ltd. (a)(b)	76,640	56,933
Anhui Conch Cement Co., Ltd. (a)	222,000	823,150
Anton Oilfield Services Group (a)	48,000	29,219
Avic International Holdings, Ltd. (b)	72,000	29,250
Baidu, Inc. ADR (b)	20,702	3,682,472
Bank of China, Ltd.	3,131,900	1,441,997
Bank of Communications Co., Ltd. (a)	591,864	417,539
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	54,000	28,345
BOE Technology Group Co., Ltd. (Class B) (b)	43,900	10,814
Brilliance China Automotive Holdings, Ltd.	162,000	264,089
BYD Co., Ltd. (a)(b)	16,000	78,414
China Citic Bank Corp., Ltd.	413,000	224,244

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Coal Energy Co., Ltd (a)	370,000	$208,054
China Communications Construction Co., Ltd. (Class H)	338,000	272,449
China Communications Services Corp., Ltd. (Class H)	70,000	43,334
China Construction Bank Corp.	4,322,280	3,261,046
China COSCO Holdings Co., Ltd. (a)(b)	259,425	126,471
China Datang Corp. Renewable Power Co., Ltd.	99,000	20,940
China Fangda Group Co., Ltd.	110,100	42,883
China Life Insurance Co., Ltd.	633,000	1,979,719
China Longyuan Power Group Corp. (Class H)	118,000	152,032
China Merchants Bank Co., Ltd. (a)	368,195	784,470
China Minsheng Banking Corp., Ltd. (Class H) (a)	239,000	265,393
China National Accord Medicines Corp., Ltd.	2,600	12,065
China National Building Material Co., Ltd. (a)	74,000	79,595
China Oilfield Services, Ltd.	296,000	918,111
China Pacific Insurance Group Co., Ltd. (Class H)	61,400	240,730
China Petroleum & Chemical Corp.	1,850,200	1,510,465
China Railway Construction Corp. (Class H) (a)	185,000	184,195
China Railway Group, Ltd.	333,000	171,788
China Shenhua Energy Co., Ltd.	296,000	933,381
China Shipping Container Lines Co., Ltd. (a)(b)	596,350	155,361
China Shipping Development Co., Ltd. (a)(b)	148,000	114,907
China Telecom Corp., Ltd.	1,334,000	674,419
China Vanke Co., Ltd. (Class B)	56,000	87,390
China Wireless Technologies, Ltd.	100,000	32,758
Chongqing Changan Automobile Co., Ltd. (Class B)	50,800	100,241
Chongqing Machinery & Electric Co., Ltd.	56,000	7,150
Coland Holdings, Ltd.	11,938	33,206
Country Garden Holdings Co., Ltd.	263,000	158,741
Ctrip.com International, Ltd. ADR (b)	14,971	742,861
Datang International Power Generation Co., Ltd. (a)	444,000	205,000
Dongfang Electric Corp., Ltd.	14,800	25,959
Dongfeng Motor Group Co., Ltd.	370,000	579,307
Great Wall Motor Co., Ltd. (Class H) (a)	58,750	324,295
Guangdong Electric Power Development Co. Ltd.	86,900	51,779
Guangshen Railway Co., Ltd.	296,000	137,048
Guangzhou Automobile Group Co., Ltd. (a)	168,636	184,431
Guangzhou Baiyunshan Pharmaceu (b)	6,000	21,009
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	133,200	194,807
Guodian Technology & Environment Group Co., Ltd. (Class H)	32,000	8,172
Hainan Meilan International Airport Co., Ltd. (Class H)	24,000	23,772
Hangzhou Steam Turbine Co.	18,900	26,910
Harbin Electric Co., Ltd.	74,000	47,910
Hengan International Group Co., Ltd.	28,500	336,689
Huadian Power International Co.	444,000	173,506
Huaneng Power International, Inc.	370,000	334,509
Huaneng Renewables Corp., Ltd. (Class H)	144,000	69,087
Huangshan Tourism Development Co., Ltd.	34,100	41,977
Industrial & Commercial Bank of China	4,216,590	2,849,580
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	11,100	19,636
Jiangsu Expressway Co., Ltd. (a)	224,000	275,315
Jiangsu Future Land Co., Ltd.	88,300	53,686
Jiangxi Copper Co., Ltd. (Class H) (a)	76,000	137,224
Kingsoft Corp., Ltd. (a)	34,000	98,004
Konka Group Co., Ltd.	341,700	121,630
Lao Feng Xiang Co., Ltd. (Class B)	9,800	23,981
Livzon Pharmaceutical, Inc. (Class B) (d)	3,600	17,606
Maanshan Iron & Steel (a)(b)	222,000	60,126
Mindray Medical International, Ltd. ADR (a)	3,057	111,152
NetEase, Inc. ADR	8,837	694,588
New Oriental Education & Technology Group, Inc. ADR (a)	6,044	190,386
Nine Dragons Paper Holdings, Ltd. (a)	111,000	96,631
Parkson Retail Group, Ltd. (a)	92,134	28,399
People’s Insurance Co. Group of China, Ltd. (Class H)	182,000	88,022
PetroChina Co., Ltd.	1,628,000	1,784,685
PICC Property & Casualty Co., Ltd.	343,712	509,778
Ping An Insurance Group Co. of China, Ltd.	105,000	940,480
Renhe Commercial Holdings Co., Ltd. (a)(b)	350,000	22,344
Semiconductor Manufacturing International Corp. (a)(b)	1,254,000	98,654
Shandong Chenming Paper Holdings Ltd. (Class B)	15,600	7,726
Shandong Luoxin Pharmacy Stock Co., Ltd. (Class H)	8,000	6,810
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	108,000	145,695
Shanghai Dajiang Group, Class B (b)	294,401	112,756
Shanghai Electric Group Co., Ltd. (a)	424,000	154,207
Shanghai Jinjiang International Industrial Investment Co. Ltd.	40,700	36,874
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (d)	81,934	87,260
Shenzhen Expressway Co., Ltd.	296,000	133,231
Shenzhou International Group Holdings, Ltd.	6,000	22,518
Sihuan Pharmaceutical Holdings Group, Ltd.	22,000	20,088
Sina Corp. (b)	4,246	357,725
Sinopec Shanghai Petrochemical Co., Ltd.	444,000	127,696
Sinopharm Group Co., Ltd. (Class H) (a)	23,600	67,722

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Soho China, Ltd.	24,500	$21,107
SPT Energy Group, Inc.	20,000	11,891
Suntech Power Holdings Co., Ltd. ADR (b)	8,143	4,234
Tencent Holdings, Ltd.	80,000	5,103,079
Tingyi Cayman Islands Holding Corp. (a)	222,000	641,341
Tong Ren Tang Technologies Co., Ltd.	5,000	15,960
Travelsky Technology, Ltd.	268,000	264,414
Want Want China Holdings, Ltd.	409,000	590,785
Weiqiao Textile Co. (a)	93,000	57,092
WuXi PharmaTech Cayman, Inc. ADR (b)	740	28,401
Yanzhou Coal Mining Co., Ltd. (a)	222,000	202,710
Youku Tudou, Inc. ADR (a)(b)	5,558	168,407
Zhejiang Expressway Co., Ltd. (Class H)	296,000	279,823
Zhuzhou CSR Times Electric Co., Ltd.	27,000	97,153
Zijin Mining Group Co., Ltd. (Class H) (a)	447,000	95,698
ZTE Corp. (a)(b)	97,073	192,800

		41,250,872

COLOMBIA — 0.8%
Almacenes Exito SA	7,526	116,863
Banco Davivienda SA Preference Shares	12,652	154,941
Banco de Bogota SA	3,654	135,228
Bancolombia SA	11,752	144,893
BanColombia SA ADR	4,235	207,600
Bolsa de Valores de Colombia	7,671,265	88,942
Cementos Argos SA	8,359	42,401
Corp Financiera Colombiana SA (c)	3,479	71,309
Corp Financiera Colombiana SA (b)(c)	97	1,939
Ecopetrol SA	102,804	196,882
Empresa de Telecomunicaciones de Bogota	222,805	50,396
Fabricato SA (b)	1,475,211	9,239
Grupo Argos SA	3,378	33,990
Grupo Aval Acciones y Valores	336,358	225,457
Grupo de Inversiones Suramericana SA	4,943	86,221
Grupo Nutresa SA	4,246	58,108
Grupo Odinsa SA	19,484	82,494
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	17,142	80,741
Isagen SA ESP	75,562	127,110
Tableros y Maderas de Caldas SA	26,003,993	107,677

		2,022,431

CZECH REPUBLIC — 0.4%
CEZ AS	15,441	401,870
Komercni Banka AS	1,624	361,431
Telefonica O2 Czech Republic AS	10,859	161,262
Unipetrol (b)	11,002	93,046

		1,017,609

EGYPT — 0.4%
Commercial International Bank Egypt SAE	155,547	729,321
Egyptian Financial Group-Hermes Holding (b)	54,250	68,003
Egyptian Kuwait Holding Co.	44,721	40,696
Global Telecom Holding (b)	58,346	39,549
Global Telecom Holding GDR (b)	37,757	126,486
Global Telecom Holding GDR (f)	109	365
Orascom Telecom Media & Technology Holding SAE	48,947	5,424

		1,009,844

HONG KONG — 6.8%
AAC Technologies Holdings, Inc. (a)	94,000	456,437
Agile Property Holdings, Ltd.	222,000	237,926
AMVIG Holdings, Ltd.	50,000	23,795
AviChina Industry & Technology Co.	112,000	65,145
Beijing Capital International Airport Co., Ltd.	222,000	173,792
Beijing Capital Land, Ltd.	24,000	8,172
Beijing Enterprises Holdings, Ltd.	15,000	148,767
Beijing Enterprises Water Group, Ltd. (a)	60,000	37,685
Belle International Holdings, Ltd. (a)	191,000	220,960
Biostime International Holdings, Ltd.	5,000	44,591
C.banner International Holdings, Ltd.	12,000	4,117
Chailease Holding Co., Ltd.	35,000	92,070
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	0
China All Access Holdings, Ltd. (a)	28,000	11,953
China Everbright International, Ltd. (a)	81,000	108,435
China Gas Holdings, Ltd.	124,000	182,312
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	42,000	22,804
China Medical System Holdings, Ltd. (a)	81,000	86,602
China Mengniu Dairy Co., Ltd.	111,000	526,816
China Merchants Holdings International Co., Ltd.	83,099	303,299
China Mobile Games & Entertainment Group, Ltd. ADR (b)	82	2,069
China Mobile, Ltd.	402,500	4,173,593
China Modern Dairy Holdings, Ltd. (a)(b)	113,000	61,209
China Oil and Gas Group, Ltd.	120,000	22,131
China Overseas Grand Oceans Group, Ltd. (a)	32,000	30,499
China Overseas Land & Investment, Ltd. (a)	299,200	841,214
China Power International Development, Ltd. (a)	370,000	131,704
China Resources Enterprise, Ltd. (a)	74,000	245,752
China Resources Gas Group, Ltd.	8,000	27,857
China Resources Land, Ltd. (a)	148,000	366,862
China Resources Power Holdings Co., Ltd.	153,600	364,104
China Singyes Solar Technologies Holdings, Ltd.	8,000	8,048
China State Construction International Holdings, Ltd. (a)	14,000	25,098
China Taiping Insurance Holdings Co., Ltd. (b)	10,200	20,837
China Travel International Investment Hong Kong, Ltd.	370,000	77,782
China Unicom (Hong Kong), Ltd.	301,668	451,310

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Yurun Food Group, Ltd. (a)(b)	12,000	$7,707
Citic Pacific, Ltd. (a)	74,000	113,189
CITIC Telecom International Holdings, Ltd.	39,000	12,524
CNOOC, Ltd.	1,216,000	2,261,450
Comba Telecom Systems Holdings, Ltd. (a)(b)	39,780	13,750
COSCO Pacific, Ltd. (a)	160,459	220,188
Digital China Holdings, Ltd.	39,000	45,973
GCL Poly Energy Holdings, Ltd. (a)(b)	191,000	59,120
Geely Automobile Holdings, Ltd. (a)	145,000	70,127
Greatview Aseptic Packaging Co., Ltd.	10,000	5,907
Greentown China Holdings, Ltd.	31,500	48,101
Guangdong Investment, Ltd.	298,000	291,322
Haier Electronics Group Co., Ltd.	7,000	20,313
Hanergy Solar Group, Ltd. (a)(b)(d)	434,000	44,219
Hengdeli Holdings, Ltd.	981,600	231,672
Honghua Group, Ltd. (a)	14,000	4,713
Hopson Development Holdings, Ltd. (a)(b)	26,000	31,319
Hua Han Bio-Pharmaceutical Holdings, Ltd.	144,000	28,043
Huabao International Holdings, Ltd. (a)	42,000	23,238
Ju Teng International Holdings, Ltd.	48,000	31,758
Kaisa Group Holdings, Ltd. (a)(b)	38,000	12,252
Kingboard Chemical Holdings, Ltd.	71,340	186,314
Kingboard Laminates Holdings, Ltd.	40,500	17,185
Kunlun Energy Co., Ltd.	370,000	651,839
KWG Property Holding, Ltd.	68,000	37,711
Lee & Man Paper Manufacturing, Ltd.	35,000	23,066
Lenovo Group, Ltd. (a)	518,000	629,984
Li Ning Co., Ltd. (a)(b)	74,000	58,408
Minth Group, Ltd.	18,000	37,375
NetDragon Websoft, Inc. (a)	4,500	8,241
Newocean Energy Holdings, Ltd.	22,000	17,960
Poly Hong Kong Investments, Ltd. (a)	11,000	5,873
Real Nutriceutical Group, Ltd. (a)	27,000	6,964
Shenzhen International Holdings, Ltd.	337,500	42,222
Shenzhen Investment, Ltd.	92,789	34,944
Shimao Property Holdings, Ltd.	111,000	255,105
Sino Biopharmaceutical	144,000	114,216
Sino-Ocean Land Holdings, Ltd. (a)	278,563	182,864
Sinotrans, Ltd.	370,000	139,816
Skyworth Digital Holdings, Ltd.	67,642	37,251
Sun Art Retail Group Ltd. (a)	16,000	22,575
Sunac China Holdings, Ltd. (a)	76,000	45,578
Sunny Optical Technology Group Co., Ltd. (a)	33,000	32,090
Tianneng Power International, Ltd.	14,000	5,146
Tibet 5100 Water Resources Holdings, Ltd. (a)	26,000	10,261
VODone, Ltd. (a)(b)	132,200	17,902
Wasion Group Holdings, Ltd.	18,000	11,004
Yingde Gases	24,000	25,134
Yip’s Chemical Holdings, Ltd.	10,000	8,628
Yuexiu Property Co., Ltd.	518,000	127,600
Yuexiu Transport Infrastructure, Ltd.	1,258	659

		15,976,547

HUNGARY — 0.5%
MOL Hungarian Oil and Gas NyRt	5,162	346,580
OTP Bank NyRt	20,874	396,969
Richter Gedeon NyRt	17,870	364,625

		1,108,174

INDIA — 8.0%
Adani Enterprises, Ltd.	1,069	4,537
Alok Industries Ltd.	264,666	36,156
Ambuja Cements, Ltd. (b)	31,174	92,054
Amtek Auto, Ltd. (b)	8,689	10,500
Anant Raj, Ltd. (b)	59,706	60,425
Apollo Hospitals Enterprise, Ltd.	5,330	81,551
Ashok Leyland, Ltd.	32,052	8,939
Aurobindo Pharma, Ltd.	8,690	55,184
Axis Bank, Ltd.	3,581	75,235
Bajaj Hindusthan, Ltd.	91,153	20,779
Bajaj Holdings and Investment, Ltd.	2,348	33,712
Balrampur Chini Mills, Ltd.	45,402	33,764
BF Investment, Ltd. (b)	10,699	7,922
Bharat Heavy Electricals, Ltd.	69,298	198,186
Bharti Airtel, Ltd.	135,553	723,731
Biocon, Ltd.	2,407	18,007
Britannia Industries, Ltd.	4,553	67,763
Cipla, Ltd.	47,306	306,527
Core Education & Technologies, Ltd. (b)	9,585	3,107
Development Credit Bank Ltd. (b)	125,572	110,438
Dewan Housing Finance Corp., Ltd.	15,614	53,755
Dr. Reddy’s Laboratories, Ltd. ADR	13,751	564,204
Educomp Solutions, Ltd. (b)	18,815	8,593
Era Infra Engineering, Ltd. (b)	3,406	842
Fortis Healthcare, Ltd. (b)	24,720	40,984
GAIL India, Ltd.	52,045	288,012
Gammon India, Ltd. (b)	3,032	686
Gateway Distriparks, Ltd.	14,789	33,509
Gitanjali Gems Ltd. (b)	1,956	2,278
Glenmark Pharmaceuticals, Ltd.	844	7,284
Godrej Consumer Products Ltd.	2,886	40,023
Godrej Industries, Ltd.	25,426	113,966
Grasim Industries, Ltd. GDR (c)	722	31,681
Grasim Industries, Ltd. GDR (c)	180	7,900
Gruh Finance Ltd.	20,797	85,888
GTL Infrastructure Ltd. (b)	330,736	10,427
GTL, Ltd. (b)	2,263	721
Gujarat NRE Coke, Ltd. (b)	14,823	2,528
GVK Power & Infrastructure, Ltd. (b)	131,011	20,015
HCL Technologies, Ltd.	13,313	271,738
HDFC Bank, Ltd.	99,428	1,070,312
Hero Motocorp, Ltd.	15,147	508,198
Hindalco Industries, Ltd.	48,215	95,565
Hindustan Construction Co. (b)	16,291	3,951
Hindustan Unilever, Ltd.	71,099	655,932
Housing Development & Infrastructure, Ltd. (b)	13,764	11,905
Housing Development Finance Corp., Ltd.	102,838	1,321,158
ICICI Bank, Ltd. ADR (a)	21,331	792,873
Idea Cellular, Ltd.	5,605	15,124
IDFC, Ltd.	7,856	13,920
India Infoline, Ltd.	186,241	187,581

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Indiabulls Infrastructure & Power, Ltd. (b)	53,981	$3,054
Indiabulls Real Estate, Ltd.	19,774	22,058
Indian Hotels Co., Ltd.	65,058	64,948
Infosys Technologies, Ltd. ADR	35,379	2,002,451
IRB Infrastructure Developers, Ltd.	4,283	6,415
ITC, Ltd. GDR (c)	3,032	15,772
ITC, Ltd. GDR (c)(f)	39,768	206,925
IVRCL Infrastructures & Projects, Ltd. (b)	16,700	4,414
Jain Irrigation Systems, Ltd. (c)	11,348	13,319
Jain Irrigation Systems, Ltd. (c)	479	254
Jaiprakash Associates, Ltd.	61,028	53,722
Jet Airways India, Ltd. (b)	13,462	63,529
Jindal Steel & Power, Ltd.	5,605	23,651
Lanco Infratech, Ltd. (b)	34,047	4,211
Larsen & Toubro, Ltd. GDR (a)	22,817	409,565
LIC Housing Finance, Ltd.	14,965	53,045
Mahanagar Telephone Nigam (b)	50,516	11,924
Mahindra & Mahindra Financial Services, Ltd.	13,495	69,957
Mahindra & Mahindra, Ltd. GDR	26,054	364,756
Maruti Suzuki India, Ltd.	11,421	325,689
Monnet Ispat, Ltd.	5,995	14,543
MRF, Ltd.	136	42,576
Nagarjuna Construction Co., Ltd.	11,227	6,035
Oil & Natural Gas Corp., Ltd.	135,427	632,525
OnMobile Global, Ltd.	3,475	1,854
Opto Circuits India, Ltd. (b)	5,366	2,442
OVANITC, Ltd.	7,404	38,525
PTC India, Ltd.	43,536	46,629
Punj Lloyd, Ltd. (b)	12,144	5,645
REI Agro, Ltd.	41,260	4,403
Reliance Capital, Ltd.	5,990	35,003
Reliance Communications, Ltd.	73,679	154,850
Reliance Industries, Ltd. GDR (f)	58,882	1,709,933
Reliance Infrastructure, Ltd.	17,608	121,196
Rolta India, Ltd.	5,605	6,089
Ruchi Soya Industries Ltd.	32,005	19,765
SE Investments Ltd.	27,081	171,404
Sesa Sterlite, Ltd.	24,699	80,640
Shree Renuka Sugars, Ltd.	72,405	23,411
Shriram Transport Finance Co., Ltd.	3,909	42,506
Siemens India, Ltd.	16,053	172,105
Sintex Industries, Ltd.	40,445	22,264
State Bank of India GDR	3,450	197,168
Strides Arcolab, Ltd.	1,985	11,559
Sun Pharmaceutical Industries, Ltd.	31,747	291,243
Sun TV Network, Ltd.	5,330	32,770
Suzlon Energy, Ltd. (b)	327,733	54,574
Tata Communications Ltd.	11,975	59,841
Tata Consultancy Services, Ltd.	32,637	1,146,054
Tata Motors, Ltd. ADR	17,801	548,271
Tata Power Co., Ltd.	150,903	222,860
Tata Steel, Ltd.	25,516	174,988
Ultratech Cement, Ltd. GDR	297	8,470
Unitech, Ltd. (b)	111,679	27,624
United Breweries, Ltd.	3,744	46,828
United Spirits, Ltd.	3,897	164,344
Videocon Industries, Ltd.	19,294	53,760
VST Industries Ltd.	1,398	39,283
Wipro, Ltd. ADR (a)	41,218	518,935
Wockhardt Ltd.	1,637	11,979
Zee Entertainment Enterprises, Ltd.	29,388	131,416

		19,026,039

INDONESIA — 2.8%
Agis Tbk PT (b)	815,500	36,855
Alam Sutera Realty Tbk PT	473,500	16,730
Astra International Tbk PT	2,144,000	1,197,962
Bank Central Asia Tbk PT	1,319,500	1,040,855
Bank Danamon Indonesia Tbk PT	316,718	98,242
Bank Mandiri Tbk PT	785,449	506,637
Bank Negara Indonesia Persero Tbk PT	128,000	41,545
Bank Rakyat Indonesia Persero Tbk PT	1,204,000	717,256
Barito Pacific Tbk PT (b)	627,000	21,123
Bekasi Fajar Industrial Estate Tbk PT	295,000	10,787
Bumi Resources Tbk PT (b)	1,104,000	27,214
Bumi Serpong Damai PT	251,500	26,659
BW Plantation Tbk PT	256,000	27,977
Charoen Pokphand Indonesia Tbk PT	275,000	76,263
Ciputra Development Tbk PT	386,500	23,819
Citra Marga Nusaphala Persada Tbk PT (b)	74,000	20,370
Garuda Indonesia Tbk PT (b)	840,500	34,532
Global Mediacom Tbk PT	41,500	6,479
Indocement Tunggal Prakarsa Tbk PT	33,500	55,053
Indofood Sukses Makmur Tbk PT	826,500	448,225
Indosat Tbk PT	166,500	56,777
Japfa Comfeed Indonesia Tbk PT	72,500	7,268
Kalbe Farma Tbk PT	4,567,500	469,135
Kawasan Industri Jababeka Tbk PT	314,095	4,981
Lippo Cikarang Tbk PT (b)	12,000	4,807
Lippo Karawaci Tbk PT	813,000	60,791
Matahari Putra Prima Tbk PT	41,000	6,536
Mayora Indah Tbk PT	23,167	49,494
Medco Energi Internasional Tbk PT	434,000	74,889
Media Nusantara Citra Tbk PT	53,000	11,432
Modernland Realty Tbk PT (b)	507,000	16,247
Pakuwon Jati Tbk PT	357,500	7,931
Perusahaan Gas Negara Persero Tbk PT	951,500	349,874
Semen Gresik Persero Tbk PT	54,000	62,785
Summarecon Agung Tbk PT	277,500	17,786
Telekomunikasi Indonesia Persero Tbk PT	2,409,500	425,672
Tiga Pilar Sejahtera Food Tbk	391,500	46,002
Unilever Indonesia Tbk PT	40,000	85,456
United Tractors Tbk PT	275,818	430,611
XL Axiata Tbk PT	42,000	17,946

		6,641,003

MALAYSIA — 3.6%
Aeon Co. M Bhd	135,500	579,148
Aeon Credit Service M Bhd	7,100	31,907
AirAsia Bhd	80,000	53,732
Alliance Financial Group Bhd	305,300	443,666
Axiata Group Bhd	82,000	172,737
Berjaya Sports Toto Bhd	143,006	176,820
Bintulu Port Holdings Bhd	94	215
British American Tobacco Malaysia Bhd	3,100	60,685
Bursa Malaysia Bhd	62,793	157,773

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CapitaMalls Malaysia Trust	99,900	$42,699
Carlsberg Brewery Malay Bhd	186,297	692,749
CIMB Group Holdings Bhd	52,392	121,883
Dialog Group Bhd	814,959	890,720
Digi.Com Bhd	393,400	595,715
Faber Group BHD	52,100	40,560
Felda Global Ventures Holdings Bhd	30,100	41,261
Genting Bhd	238,400	746,751
Genting Malaysia Bhd	37,500	50,145
Guan Chong Bhd	68,900	28,818
Hap Seng Plantations Holdings Bhd	9,800	8,018
IGB Corp. Bhd	324,653	269,594
IHH Healthcare Bhd (b)	54,100	63,754
IOI Corp. Bhd	376,460	541,330
IOI Properties Group Sdn Bhd (b)(d)	188,229	189,637
JT International Bhd	3,100	6,133
KLCC Property Holdings Bhd	39,800	71,082
KNM Group Bhd (b)	268,718	36,918
KPJ Healthcare Bhd	23,400	27,719
Lingkaran Trans Kota Holdings Bhd	25,700	34,288
Magnum Bhd	226,760	218,764
Malaysian Airline System Bhd (b)	1,774,900	167,980
Malaysian Resources Corp. Bhd	448,200	176,516
MPHB Capital Bhd (b)	91,730	47,048
Naim Holdings Bhd	87	97
OSK Holdings Bhd	355,506	179,083
OSK Ventures International Bhd (b)	43,100	7,566
Padiberas Nasional Bhd	36,600	39,220
Pavilion Real Estate Investment Trust	95,200	37,202
POS Malaysia Bhd	74,200	124,139
Sapurakencana Petroleum Bhd (b)	39,700	59,389
Sime Darby Bhd	58,400	169,735
SP Setia Bhd	22,600	20,768
Sunway Real Estate Investment Trust	98,900	37,440
TA Enterprise Bhd	387,800	92,348
TA Global Bhd (d)	278,766	25,106
TA Global Bhd Preference Shares (d)	28,200	2,497
Tebrau Teguh Bhd (b)	27,900	10,988
Telekom Malaysia Bhd	46,400	78,620
Tenaga Nasional Bhd	48,400	168,155
UEM Sunrise Bhd	313,388	225,796
UMW Holdings Bhd	22,300	82,106
Unisem M Bhd	24,500	7,480
United Plantations Bhd	4,800	38,101
WCT Holdings Bhd	491,570	307,653

		8,500,254

MEXICO — 6.0%
Alfa SAB de CV (Class A)	318,621	890,873
America Movil SAB de CV (a)	3,065,373	3,562,224
Axtel SAB de CV (a)(b)	120,581	43,087
Cemex SAB de CV (a)(b)	749,699	878,083
Coca-Cola Femsa SAB de CV	46,035	555,071
Consorcio ARA SAB de CV (b)	119,808	46,744
Corporacion GEO SAB de CV (a)(b)(e)	42,565	0
Desarrolladora Homex SAB de CV (b)	21,150	3,876
Empresas ICA SAB de CV (b)	49,120	101,074
Fomento Economico Mexicano SAB de CV (a)	156,752	1,512,806
Grupo Aeroportuario del Sureste SAB de CV (a)	47,470	591,656
Grupo Bimbo SAB de CV (a)	235,343	722,355
Grupo Elektra SA de CV	3,724	126,379
Grupo Financiero Banorte SAB de CV	115,360	804,701
Grupo Financiero Inbursa SA	92,469	260,735
Grupo Mexico SAB de CV	228,242	753,362
Grupo Televisa SA de CV (Series CPO) (a)	139,960	841,011
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	124,721	285,492
Industrias CH SAB, Series B (b)	32,047	215,496
Industrias Penoles SA de CV	11,114	275,093
Kimberly-Clark de Mexico SAB de CV	193,773	548,600
Sare Holding SAB de CV (Class B) (b)	142,463	3,829
TV Azteca SAB de CV	275,623	147,312
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	44,913	0
Wal-Mart de Mexico SAB de CV (a)	405,901	1,061,771

		14,231,630

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	20,813	521,466
Banque Marocaine pour le Commerce et l’Industrie SA	1,735	167,929
Douja Promotion Groupe Addoha SA	13,054	89,403
Holcim Maroc SA	986	176,371

		955,169

NETHERLANDS — 0.3%
VimpelCom, Ltd. ADR	37,214	481,549
Yandex NV (Class A) (b)	7,153	308,652

		790,201

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	112,487	215,425

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	23,865	267,765
Credicorp, Ltd.	7,181	953,134
Southern Copper Corp.	18,859	541,442
Volcan Compania Minera SAA (Class B)	322,938	131,637

		1,893,978

PHILIPPINES — 1.2%
Alliance Global Group, Inc.	149,700	87,022
Ayala Land, Inc.	959,280	534,945
Bank of the Philippine Islands	306,488	586,976
BDO Unibank, Inc.	244,994	378,676
Cebu Air, Inc.	103,930	109,708
Cebu Holdings, Inc.	528,200	68,193
East West Banking Corp. (b)	58,300	31,920
Filinvest Land, Inc.	4,412,000	140,166
First Philippine Holdings Corp.	29,230	35,367
GMA Holdings, Inc.	256,300	46,487
GT Capital Holdings, Inc.	690	12,002
Megawide Construction Corp. (b)	228,440	72,059
Megaworld Corp.	482,000	35,187
Philippine Long Distance Telephone Co.	7,365	442,406

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Puregold Price Club, Inc.	24,100	$20,580
San Miguel Corp.	10,270	14,462
SM Development Corp.	5,600	874
SM Investments Corp.	7,840	125,596
SM Prime Holdings, Inc.	218,690	72,334
Top Frontier Investment Holding Ltd. (b)(d)	971	842
Universal Robina Corp.	16,680	42,506
Vista Land & Lifescapes, Inc.	76,700	8,987

		2,867,295

POLAND — 1.3%
Asseco Poland SA	6,191	94,318
Bank Pekao SA	11,301	672,266
Bioton SA (b)(d)	259,729	1,721
Eurocash SA	584	9,230
Getin Holding SA	22,726	28,394
Getin Noble Bank SA (b)	61,740	54,631
Globe Trade Centre SA (b)	13,866	34,235
Grupa Lotos SA (b)	8,441	99,168
KGHM Polska Miedz SA	12,106	473,416
LPP SA	32	95,445
Mbank	1,834	303,899
Orbis SA	5,791	77,131
Polimex- Mostostal SA (b)	57,090	2,460
Polski Koncern Naftowy Orlen SA	3,018	41,007
Powszechna Kasa Oszczednosci Bank Polski SA	36,118	471,846
Powszechny Zaklad Ubezpieczen SA	2,088	310,662
Rovese SA (b)	69,383	47,827
Telekomunikacja Polska SA	74,111	240,696

		3,058,352

RUSSIA — 6.9%
Evraz PLC (b)	15,069	27,928
Gazprom OAO ADR	407,882	3,487,391
Integra Group Holdings, GDR (b)	206	3,471
LSR Group OJSC GDR	8,429	35,284
Lukoil OAO ADR	48,968	3,058,052
Mechel OAO, ADR (a)(b)	19,742	50,540
MMC Norilsk Nickel OJSC ADR	67,925	1,128,914
Mobile Telesystems OJSC	14,646	146,322
Mobile Telesystems OJSC ADR	60,646	1,311,773
NovaTek OAO GDR	8,709	1,192,262
Novolipetsk Steel OJSC GDR (a)	2,125	35,891
Novorossiysk Commercial Sea Trade Port PJSC GDR	3,914	24,463
Pharmstandard GDR (b)	4,385	43,477
Polymetal International PLC	7,696	73,292
Rosneft Oil Co. GDR	146,941	1,118,956
Rostelecom ADR	7,770	157,886
Sberbank of Russia ADR (c)	91,379	1,148,634
Sberbank of Russia ADR (c)	16,309	205,167
Severstal GDR	35,223	348,003
Sistema JSFC GDR (a)	9,359	300,611
Surgutneftegas OJSC ADR	132,431	1,144,204
Tatneft OAO ADR	21,460	820,201
TMK OAO GDR	3,199	37,716
Uralkali OJSC GDR	5,464	145,342
VTB Bank OJSC GDR	41,047	122,936
X5 Retail Group NV GDR (b)	2,603	43,652

		16,212,368

SOUTH AFRICA — 8.8%
Adcock Ingram Holdings, Ltd.	7,838	53,058
Adcorp Holdings, Ltd.	35,346	109,679
Afgri, Ltd.	186,174	116,428
African Bank Investments, Ltd. (a)	165,224	190,089
African Rainbow Minerals, Ltd.	7,736	139,597
Allied Electronics Corp., Ltd. Preference Shares	43,120	98,848
Anglo Platinum, Ltd. (a)(b)	2,113	79,468
AngloGold Ashanti, Ltd.	18,628	218,618
Aquarius Platinum, Ltd. (b)	30,933	20,237
ArcelorMittal South Africa, Ltd. (b)	14,457	51,486
Aspen Pharmacare Holdings, Ltd.	34,936	896,336
Aveng, Ltd. (b)	41,739	105,366
Barclays Africa Group, Ltd. (a)	25,089	316,794
Barloworld, Ltd.	17,858	170,520
Bidvest Group, Ltd.	26,180	670,763
Business Connexion Group, Ltd.	153,661	80,544
Coronation Fund Managers, Ltd.	72,698	555,000
Discovery Holdings, Ltd.	23,520	189,754
FirstRand, Ltd.	197,978	678,404
Gold Fields, Ltd.	41,528	130,408
Grindrod, Ltd.	70,251	188,007
Group Five, Ltd.	19,958	77,250
Harmony Gold Mining Co., Ltd.	16,805	41,556
Impala Platinum Holdings, Ltd.	29,854	350,595
Imperial Holdings, Ltd.	13,788	266,723
Investec, Ltd.	15,218	108,246
Invicta Holdings, Ltd. (a)	34,255	405,124
JD Group, Ltd. (a)	15,007	41,566
Kumba Iron Ore, Ltd. (a)	2,970	125,747
Lewis Group, Ltd. (a)	18,044	122,145
Massmart Holdings, Ltd. (a)	11,749	145,828
MMI Holdings, Ltd.	66,784	161,321
MTN Group, Ltd.	104,630	2,167,973
Murray & Roberts Holdings, Ltd. (b)	50,003	127,994
Naspers, Ltd.	26,718	2,795,865
Nedbank Group, Ltd. (a)	27,033	542,015
Netcare, Ltd.	157,102	390,289
Northam Platinum, Ltd. (b)	20,819	83,485
PPC, Ltd. (a)	15,297	45,860
PSG Group, Ltd.	31,129	254,709
Remgro, Ltd.	32,233	639,567
RMB Holdings, Ltd.	67,540	311,785
RMI Holdings	82,861	217,165
Sanlam, Ltd.	152,376	774,555
Sappi, Ltd. (b)	21,212	66,327
Sasol, Ltd.	28,895	1,419,404
Shoprite Holdings, Ltd.	38,176	597,767
Sibanye Gold, Ltd.	47,084	55,294
Standard Bank Group, Ltd. (a)	68,425	845,501
Steinhoff International Holdings, Ltd. (a)	134,984	581,628
Sun International, Ltd.	12,418	112,991
Telkom SA, Ltd. (b)	20,099	53,732
The Foschini Group, Ltd. (a)	23,532	215,127
Tiger Brands, Ltd. (a)	14,674	373,976
Times Media Group, Ltd. (b)	491	984
Trans Hex Group, Ltd. (b)	1,967	808

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Truworths International, Ltd. (a)	46,611	$341,603
Wilson Bayly Holmes-Ovcon, Ltd.	17,283	240,918
Woolworths Holdings, Ltd.	76,566	545,712

		20,708,539

TAIWAN — 13.9%
Acer, Inc. (b)	188,758	115,902
Adlink Technology, Inc.	33,000	56,470
Advanced Semiconductor Engineering, Inc.	517,007	480,517
Advancetek Enterprise Co. Ltd.	182,000	223,809
AGV Products Corp. (b)	371,000	114,523
APCB, Inc.	72,000	43,243
Asustek Computer, Inc.	40,340	362,747
AU Optronics Corp. ADR (a)(b)	82,678	257,955
Audix Corp.	77,000	80,608
Bank of Kaohsiung	106,782	34,181
Basso Industry Corp.	217,000	229,352
Biostar Microtech International Corp.	145,000	62,031
C Sun Manufacturing Ltd.	70,000	48,266
Carnival Industrial Corp.	147,000	42,763
Catcher Technology Co., Ltd.	42,000	272,686
Cathay Financial Holding Co., Ltd.	351,135	568,466
Cathay No. 1 REIT	100,000	67,442
Center Laboratories, Inc. (b)	36,352	75,623
Champion Building Materials Co. Ltd. (b)	103,000	45,273
Chang Hwa Commercial Bank	512,452	315,516
Chang Wah Electromaterials, Inc.	8,257	23,798
Charoen Pokphand Enterprise	296,000	156,921
Cheng Loong Corp.	42,000	20,222
Cheng Shin Rubber Industry Co. Ltd.	27,850	72,887
China Airlines Ltd. (b)	142,000	52,172
China Chemical & Pharmaceutical Co., Ltd.	112,000	88,124
China Development Financial Holding Corp.	890,945	269,046
China Steel Chemical Corp.	289,345	1,592,181
China Steel Corp.	563,090	510,122
Chinatrust Financial Holding Co., Ltd.	841,091	574,302
Chipbond Technology Corp.	25,000	39,299
Chong Hong Construction Co., Ltd.	7,000	21,491
Chung Hwa Pulp Corp. (b)	159,000	50,148
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	43,000	74,015
Chunghwa Telecom Co., Ltd.	184,457	576,206
CMC Magnetics Corp. (b)	225,000	36,992
Compal Electronics, Inc.	371,774	285,035
Coxon Precise Industrial Co. Ltd.	10,000	15,770
Da-Li Construction Co. Ltd. (b)	77,257	92,283
Delta Electronics, Inc.	147,340	840,432
Dimerco Express Taiwan Corp.	196,000	133,501
Eclat Textile Co., Ltd.	8,160	91,995
Elan Microelectronics Corp.	2,000	3,144
Elite Semiconductor Memory Technology, Inc. (b)	116,750	140,240
Epistar Corp. (b)	40,850	78,675
Etron Technology, Inc. (b)	12,445	5,616
Eva Airways Corp. (b)	80,000	44,559
Excelsior Medical Co., Ltd.	30,000	59,590
Far Eastern New Century Corp.	389,333	449,379
Flytech Technology Co. Ltd.	7,670	30,110
Formosa Chemicals & Fibre Corp.	194,243	547,466
Formosa Epitaxy, Inc. (b)	12,000	6,865
Formosa Plastics Corp.	310,714	839,246
Founding Construction & Development Co. Ltd.	273,650	174,913
Foxconn Technology Co., Ltd.	84,903	198,274
Fubon Financial Holding Co., Ltd.	471,903	690,354
Fullerton Technology Co. Ltd.	36,000	30,077
Fwusow Industry Co. Ltd.	141,300	69,693
Giant Manufacturing Co., Ltd.	134,802	927,220
Grape King, Inc.	118,000	593,890
Great Wall Enterprise Co.	29,000	25,688
HannStar Display Corp. (b)	88,000	32,627
Hermes Microvision, Inc.	2,000	64,959
Himax Technologies, Inc. ADR (a)	3,706	54,515
Hiwin Technologies Corp.	8,652	73,011
Hocheng Corp. (b)	213,000	76,114
Hon Hai Precision Industry Co., Ltd.	574,610	1,544,324
Hong TAI Electric Industrial	137,000	45,462
Hotai Motor Co., Ltd.	47,000	580,335
HTC Corp.	67,198	317,913
Hua Nan Financial Holdings Co., Ltd.	514,536	300,399
Hung Sheng Construction Co. Ltd.	77,000	62,652
Ibase Technology, Inc.	118,191	173,498
Innolux Corp. (b)	266,383	101,446
Inotera Memories, Inc. (b)	28,000	20,669
Janfusun Fancyworld Corp. (b)	423,112	82,199
KEE TAI Properties Co., Ltd.	75,000	50,204
Kenda Rubber Industrial Co., Ltd.	4,160	9,254
Kerry TJ Logistics Co., Ltd.	66,000	102,753
Kindom Construction Co.	48,000	54,920
Kung Long Batteries Industrial Co. Ltd.	9,000	23,796
Kuoyang Construction Co., Ltd.	49,225	32,207
Kwong Fong Industries	38,000	24,927
Largan Precision Co., Ltd.	3,000	122,301
Leofoo Development Co. (b)	139,000	58,065
Lite-On Technology Corp.	192,516	308,765
Long Bon International Co., Ltd.	11,000	7,013
Long Chen Paper Co. Ltd.	1,060,383	530,129
MediaTek, Inc.	51,329	763,817
Medigen Biotechnology Corp. (b)	5,248	35,041
Mega Financial Holding Co., Ltd.	390,921	329,227
Merida Industry Co., Ltd.	2,000	14,528
Merry Electronics Co. Ltd.	12,720	74,262
Mosel Vitelic, Inc. (b)	3,758	812
Namchow Chemical Industrial Ltd.	65,000	99,233
Nan Ya Plastics Corp.	298,486	690,043
Nanya Technology Corp. (b)	50,000	6,727
National Petroleum Co., Ltd.	411,000	402,678
Neo Solar Power Corp. (b)	14,870	21,978
New Era Electronics Co. Ltd.	30,000	40,515
Newmax Technology Co., Ltd. (b)	31,185	67,176
Nexcom International Co. Ltd.	78,736	59,309
Novatek Microelectronics Corp.	37,225	152,380
Pacific Hospital Supply Co. Ltd.	27,000	89,869
Pan Jit International, Inc. (b)	9,000	4,213
Pegatron Corp.	67,686	87,209
Phytohealth Corp. (b)	9,000	11,445
Pihsiang Machinery Manufacturing Co. Ltd. (b)	30,000	29,443

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Portwell, Inc.	31,000	$29,800
Pou Chen Corp.	267,531	399,903
Powertech Technology, Inc.	79,285	121,175
Precision Silicon Corp. (b)	909	502
Promate Electronic Co., Ltd.	69,000	76,169
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	258,664	603,189
Sampo Corp.	250,000	99,401
Sesoda Corp.	85,500	91,945
Shih Wei Navigation Co., Ltd.	121,402	85,949
Shin Kong Financial Holding Co., Ltd.	295,792	102,225
Siliconware Precision Industries Co.	187,578	224,060
Sinbon Electronics Co., Ltd.	83,000	111,257
Sinon Corp.	138,000	77,327
SinoPac Financial Holdings Co., Ltd.	685,223	341,422
Sinphar Pharmaceutical Co., Ltd.	85,000	140,604
Solar Applied Materials Technology Corp.	192,250	164,490
Solartech Energy Corp. (b)	8,993	8,630
Stark Technology, Inc.	65,000	66,737
Supreme Electronics Co. Ltd.	155,864	78,707
Ta Ya Electric Wire & Cable	435,000	108,153
Tainan Enterprises Co., Ltd.	46,000	48,310
Taishin Financial Holdings Co., Ltd.	655,142	322,037
Taisun Enterprise Co., Ltd. (b)	177,000	79,284
Taiwan Acceptance Corp.	9,000	23,554
Taiwan Cement Corp.	330,533	512,931
Taiwan Chinsan Electronic Industrial Co. Ltd.	34,000	56,014
Taiwan Cogeneration Corp.	48,000	28,024
Taiwan Fire & Marine Insurance Co.	29,000	24,034
Taiwan FU Hsing Industrial Co., Ltd.	39,000	42,332
Taiwan Land Development Corp. (b)	189,816	69,740
Taiwan Mobile Co., Ltd.	4,000	12,925
Taiwan Paiho Ltd.	63,000	76,098
Taiwan Pulp & Paper Corp. (b)	342,000	148,603
Taiwan Sakura Corp.	112,000	78,165
Taiwan Semiconductor Manufacturing Co., Ltd.	959,000	3,394,719
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	47,086	821,180
Taiwan Tea Corp. (b)	116,913	98,070
Taiwan Union Technology Corp.	145,000	111,413
Taiyen Biotech Co., Ltd.	52,499	54,166
Tatung Co., Ltd. (b)	190,885	52,968
TPK Holding Co. Ltd.	8,000	47,243
Transasia Airways Corp.	287,000	122,298
Tripod Technology Corp.	79,320	142,121
Uni-President Enterprises Corp.	124,052	223,517
United Microelectronics Corp. ADR (a)	280,203	571,614
Unity Opto Technology Co., Ltd. (b)	12,759	12,800
Ve Wong Corp.	67,000	55,977
Visual Photonics Epitaxy Co., Ltd.	175,259	178,767
Wei Chuan Food Corp.	36,000	63,295
Wei Mon Industry Co. Ltd. (b)	247,450	78,876
Weikeng Industrial Co., Ltd.	73,000	56,213
Winbond Electronics Corp. (b)	56,000	15,032
Wistron Corp.	170,022	142,904
Zeng Hsing Industrial Co. Ltd.	29,350	162,489
Zenitron Corp.	155,000	99,594

		32,822,628

THAILAND — 2.7%
Advanced Info Service PCL	117,615	714,066
Airports of Thailand PCL	19,000	91,646
Bangkok Dusit Medical Services PCL	5,100	18,236
Bangkok Expressway PCL	386,459	393,986
Bangkokland PCL	759,800	35,608
Banpu PCL	153,480	141,289
BEC World PCL	29,400	45,183
Big C Supercenter PCL	4,200	23,518
BTS Group Holdings PCL	35,500	9,399
Central Pattana PCL	56,300	70,246
Central Plaza Hotel PCL	41,700	34,898
CH Karnchang PCL	7,100	3,349
Charoen Pokphand Foods PCL	21,300	20,743
CP ALL PCL	195,700	250,134
Electricity Generating PCL	88,074	328,334
IRPC PCL	986,758	97,895
Jasmine International PCL	190,000	38,740
Kasikornbank PCL (c)	1,200	5,697
Kasikornbank PCL (c)	62,100	299,539
Krung Thai Bank PCL	48,600	24,404
Land and Houses PCL	75,000	20,428
Minor International PCL	8,200	5,166
Pruksa Real Estate PCL	28,900	16,007
PTT Exploration & Production PCL	139,841	708,567
PTT Global Chemical PCL	24,400	58,661
PTT PCL	81,424	708,681
Quality Houses PCL	227,900	18,310
Sansiri PCL	194,500	10,595
Siam Cement PCL (c)	15,200	187,803
Siam Cement PCL (c)	27,700	337,188
Siam Commercial Bank PCL	126,702	553,309
Siam Future Development PCL	141,550	24,338
Siam Makro PCL	13,900	12,267
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	95,566	36,353
Thai Airways International PCL	67,700	28,432
Thai Beverage PCL (a)	437,000	186,900
Thai Oil PCL	121,895	208,661
Thaicom PCL	43,600	53,737
Ticon Industrial Connection PCL	110,400	53,083
Tisco Financial Group PCL	180,118	211,033
TMB Bank PCL (a)	4,936,417	309,465
Total Access Communication PCL, NVDR	8,400	24,796
Toyo-Thai Corp. PCL	7,800	8,071
True Corp. PCL, NVDR (b)	291,900	66,624

		6,495,385

TURKEY — 1.7%
Akbank TAS	111,746	348,475
Anadolu Efes Biracilik Ve Malt Sanayii AS	24,022	259,954
Aselsan Elektronik Sanayi Ve Ticaret AS	3,329	13,387
BIM Birlesik Magazalar AS	4,370	88,274
Coca-Cola Icecek AS	504	12,140
Dogan Sirketler Grubu Holdings AS (b)	161,704	54,190

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Dogan Yayin Holding AS (b)	133,900	$34,277
Eregli Demir ve Celik Fabrikalari TAS	165,235	198,420
Haci Omer Sabanci Holding AS	59,607	239,704
KOC Holding AS	89,456	366,401
Migros Ticaret AS (b)	937	6,978
Tupras-Turkiye Petrol Rafinerileri AS	13,541	270,379
Turk Hava Yollari Anonim Ortakligi	29,338	87,939
Turkcell Iletisim Hizmetleri AS (b)	51,369	271,370
Turkiye Garanti Bankasi AS	239,859	777,016
Turkiye Halk Bankasi AS	11,435	64,666
Turkiye Is Bankasi (Class C)	139,578	302,089
Turkiye Vakiflar Bankasi Tao (Class D)	19,507	34,683
Ulker Biskuvi Sanayi AS	56,741	401,426
Yapi ve Kredi Bankasi AS	89,795	155,475

		3,987,243

TOTAL COMMON STOCKS —
(Cost $247,691,346)		233,375,203

PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Argos SA/Colombia Preference Shares (Cost $140,181)	12,798	129,172

RIGHTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KPJ Healthcare Bhd (expiring 01/13/14) (b) (Cost $0)	1,040	654

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (b)	63,006	2,404
Malaysian Resources Corp. Bhd (expiring 09/16/18) (b)	123,400	8,477

		10,881

THAILAND — 0.0% (g)
BTS Group Holdings PCL (expiring 11/01/18) (b)	46,858	316

TOTAL WARRANTS —
(Cost $9,950)		11,197

SHORT TERM INVESTMENTS — 7.7%
UNITED STATES — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	14,497,318	14,497,318
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)(k)	3,640,688	3,640,688

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,138,006)		18,138,006

TOTAL INVESTMENTS — 106.5%
(Cost $265,979,483)		251,654,232
OTHER ASSETS & LIABILITIES — (6.5)%		(15,363,971)

NET ASSETS — 100.0%		$236,290,261

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

At December 31, 2013, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Appreciation

MSCI Taiwan Index Futures	1/24/2014	75	$2,274,000	$45,121

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	16.5%
Oil, Gas & Consumable Fuels	12.7
Wireless Telecommunication Services	6.9
Metals & Mining	5.3
Internet Software & Services	4.5
Semiconductors & Semiconductor Equipment	3.1
Food Products	2.9
Beverages	2.8
Insurance	2.6
Real Estate Management & Development	2.4
Chemicals	2.1
Automobiles	1.9
IT Services	1.9
Electronic Equipment, Instruments & Components	1.9
Media	1.8
Diversified Financial Services	1.7
Industrial Conglomerates	1.7
Food & Staples Retailing	1.7
Diversified Telecommunication Services	1.6
Construction Materials	1.6
Pharmaceuticals	1.5
Computers & Peripherals	1.5
Construction & Engineering	1.4
Multiline Retail	1.3
Transportation Infrastructure	1.3
Independent Power Producers & Energy Traders	1.2
Electric Utilities	1.2
Specialty Retail	1.1
Household Durables	0.7
Hotels, Restaurants & Leisure	0.7
Airlines	0.7
Thrifts & Mortgage Finance	0.7
Household Products	0.6
Personal Products	0.5
Paper & Forest Products	0.5
Capital Markets	0.4
Energy Equipment & Services	0.4
Communications Equipment	0.4
Leisure Equipment & Products	0.4
Machinery	0.4
Gas Utilities	0.4
Marine	0.4
Air Freight & Logistics	0.4
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Electrical Equipment	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.3
Trading Companies & Distributors	0.3
Health Care Providers & Services	0.2
Diversified Consumer Services	0.2
Aerospace & Defense	0.2
Health Care Equipment & Supplies	0.2
Consumer Finance	0.1
Distributors	0.1
Software	0.1
Road & Rail	0.1
Commercial Services & Supplies	0.1
Building Products	0.0	***
Auto Components	0.0	***
Real Estate Investment Trusts	0.0	***
Professional Services	0.0	***
Containers & Packaging	0.0	***
Biotechnology	0.0	***
Short Term Investment	7.7
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, Top Frontier Investment Holding Ltd., which was Level 2 and part of the Diversified Financial Services Industry, TA Global Bhd Preference Shares, which was Level 2 and part of the Real Estate Management & Development Industry, Bioton SA, which was Level 2 and part of the Biotechnology Industry, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets Industry, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, each representing 0.00% of net assets, IOI Properties Group Sdn Bhd, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.08% of net assets, Hanergy Solar Group, Ltd., which was Level 2 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.02% of net assets, Livzon Pharmaceutical, Inc. (Class B), which was Level 2 and part of the Pharmaceuticals Industry, representing 0.01% of net assets, Shanghai Jinqiao Export Processing Zone Development Co. Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.04% of net assets, and TA Global Bhd, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 20.6%
AES Tiete SA Preference Shares	543,693	$4,399,322
Banco do Brasil SA	67,638	699,530
Banco do Brasil SA ADR (a)	935,038	9,708,500
Banco do Estado do Rio Grande do Sul SA Preference Shares	779,549	4,163,322
Bradespar SA Preference Shares	1,037,663	11,030,873
Centrais Eletricas Brasileiras SA Preference Shares (Class H)	2,214,309	9,319,948
Cia Energetica do Ceara Preference Shares	64,240	1,143,618
Companhia Energetica de Minas Gerais ADR (a)	1,699,539	13,239,409
Companhia Energetica de Sao Paulo Preference Shares	962,360	9,145,326
CPFL Energia SA ADR (a)	267,242	4,278,544
EDP — Energias do Brasil SA	1,493,742	7,186,170
Mahle-Metal Leve SA	215,491	2,502,682
Oi SA ADR (a)	4,005,489	6,368,728
Tractebel Energia SA	165,123	2,515,427
Tractebel Energia SA ADR (a)	360,897	5,521,724
Transmissora Alianca de Energia Electrica SA	634,942	4,898,143
Vale SA Preference Shares ADR	619,259	8,675,819

		104,797,085

CHILE — 1.5%
Aguas Andinas SA Class A	4,861,989	3,145,095
Banco de Chile ADR (a)	7,942	697,307
ENTEL Chile SA	278,606	3,785,797

		7,628,199

CHINA — 10.5%
Anta Sports Products, Ltd. (a)	2,773,000	3,433,281
Bank of China, Ltd.	16,260,536	7,486,715
China Citic Bank Corp., Ltd. (a)	10,389,000	5,640,843
China Hongqiao Group, Ltd.	3,849,789	2,651,346
Giant Interactive Group, Inc. ADR (a)	599,575	6,739,223
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	4,209,511	6,156,486
Jiangsu Expressway Co., Ltd. (a)	3,380,000	4,154,299
Soho China, Ltd.	5,504,000	4,741,798
Zhejiang Expressway Co., Ltd. (Class H)	3,838,000	3,628,250
Zijin Mining Group Co., Ltd. (Class H) (a)	40,222,000	8,611,126

		53,243,367

COLOMBIA — 1.3%
Ecopetrol SA, ADR (a)	174,355	6,703,950

CZECH REPUBLIC — 3.2%
CEZ AS	362,996	9,447,382
Komercni Banka AS	29,985	6,673,346

		16,120,728

HONG KONG — 3.5%
Bosideng International Holdings, Ltd. (a)	8,867,600	1,669,734
China Mobile, Ltd. (a)	337	3,494
Citic Pacific, Ltd. (a)	4,618,000	7,063,612
Shenzhen Investment, Ltd.	8,467,175	3,188,670
Shougang Fushan Resources Group, Ltd. (a)	16,778,000	5,885,689

		17,811,199

INDIA — 0.2%
NMDC, Ltd.	523,638	1,201,265

INDONESIA — 1.3%
Aneka Tambang Persero Tbk PT	9,158,500	820,276
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,206,500	819,539
Indo Tambangraya Megah Tbk PT	1,142,000	2,674,363
Tambang Batubara Bukit Asam Persero Tbk PT	2,454,500	2,057,182

		6,371,360

MALAYSIA — 3.0%
British American Tobacco Malaysia Bhd	138,600	2,713,183
Malayan Banking Bhd	2,261,183	6,861,902
Maxis Bhd	2,588,200	5,744,532

		15,319,617

NETHERLANDS — 2.2%
VimpelCom, Ltd. ADR	883,874	11,437,329

POLAND — 10.5%
Bank Handlowy w Warszawie SA	51,526	1,792,981
Bank Pekao SA	143,228	8,520,249
KGHM Polska Miedz SA	351,354	13,740,003
Polska Grupa Energetyczna SA	2,442,536	13,178,176
Powszechny Zaklad Ubezpieczen SA	64,813	9,643,174
Synthos SA	1,728,697	3,133,763
Tauron Polska Energia SA	2,400,878	3,477,054

		53,485,400

RUSSIA — 3.5%
CTC Media, Inc.	338,830	4,708,043
E.ON Russia JSC	11,325,795	809,069
Phosagro OAO GDR	372,010	3,640,118
Polymetal International PLC	931,058	8,866,867

		18,024,097

SOUTH AFRICA — 9.9%
African Bank Investments, Ltd. (a)	11,483,478	13,211,687
Capital Property Fund (a)	1,813,864	1,844,387
Fountainhead Property Trust (a)	2,679,523	1,893,159
Hyprop Investments, Ltd.	356,938	2,607,066
Kumba Iron Ore, Ltd. (a)	243,004	10,288,591
MMI Holdings, Ltd.	2,640,507	6,378,310
Redefine Properties, Ltd.	4,963,520	4,615,795
Resilient Property Income Fund, Ltd. (a)	332,448	1,761,629
Vodacom Group, Ltd. (a)	622,531	7,905,156

		50,505,780

SOUTH KOREA — 2.3%
KT Corp. ADR (b)	344,235	5,118,774
Macquarie Korea Infrastructure Fund (a)	299,749	1,735,411
SK Telecom Co., Ltd.	21,590	4,705,264

		11,559,449

TAIWAN — 14.6%
Asia Cement Corp.	168	218

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Asustek Computer, Inc.	597,000	$5,368,363
Chicony Electronics Co., Ltd.	1,373,990	3,453,012
China Steel Chemical Corp.	314,000	1,727,851
Chunghwa Telecom Co., Ltd. ADR (a)	130,503	4,040,373
Far Eastern New Century Corp.	3,483,726	4,021,010
Farglory Land Development Co., Ltd.	802,635	1,360,010
Highwealth Construction Corp.	1,087,800	2,299,441
HTC Corp.	105	497
LCY Chemical Corp.	542	705
Lite-On Technology Corp.	2,391,778	3,836,026
Macronix International Co., Ltd. (b)	659	148
Pou Chen Corp.	7,139,000	10,671,312
Quanta Computer, Inc.	2,422,000	5,647,961
Radiant Opto-Electronics Corp.	2,088,300	7,637,516
Ruentex Development Co., Ltd.	3,267,000	6,335,920
Synnex Technology International Corp.	3,117,000	4,946,872
Taiwan Cement Corp.	4,208,000	6,530,105
Taiwan Mobile Co., Ltd.	200	646
TSRC Corp.	762,800	1,126,150
Wistron Corp.	532	447
WPG Holdings, Ltd.	4,423,000	5,090,305

		74,094,888

THAILAND — 4.4%
Advanced Info Service PCL	30	182
Advanced Info Service PCL, NVDR	445,049	2,701,986
BTS Group Holdings PCL	16,543,749	4,380,116
Delta Electronics Thai PCL, NVDR	1,117,200	1,818,935
Land and Houses PCL, NVDR	14,519,645	3,954,681
Shin Corp. PCL, NVDR (a)	1,677,957	3,459,574
Thai Oil PCL	2,194,100	3,755,877
Tisco Financial Group PCL, NVDR	2,121,100	2,485,160

		22,556,511

TURKEY — 7.3%
Arcelik AS	870,183	4,920,979
Aygaz AS	507,157	1,935,624
Dogus Otomotiv Servis ve Ticaret AS	438,261	1,366,697
Ford Otomotiv Sanayi AS	237,800	2,512,479
Tekfen Holding AS	1,446,230	3,372,405
Tofas Turk Otomobil Fabrikasi AS	766,279	4,779,213
Tupras-Turkiye Petrol Rafinerileri AS	438,011	8,745,949
Turk Telekomunikasyon AS	2,589,210	7,182,542
Turk Traktor ve Ziraat Makineleri AS	81,730	2,339,490

		37,155,378

TOTAL COMMON STOCKS —
(Cost $550,856,611)		508,015,602

WARRANTS — 0.0% (c)
THAILAND — 0.0% (c)
BTS Group Holdings PCL (expiring 11/01/18) (b) (Cost $0)	5,642,183	159,684

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	53,514,978	53,514,978
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	4,707,103	4,707,103

TOTAL SHORT TERM INVESTMENTS —
(Cost $58,222,081)		58,222,081

TOTAL INVESTMENTS — 111.3%
(Cost $609,078,692)		566,397,367
OTHER ASSETS & LIABILITIES — (11.3)%		(57,438,057)

NET ASSETS — 100.0%		$508,959,310

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	14.1%
Electric Utilities	13.0
Commercial Banks	10.9
Wireless Telecommunication Services	7.7
Real Estate Management & Development	7.6
Oil, Gas & Consumable Fuels	4.6
Diversified Telecommunication Services	4.5
Independent Power Producers & Energy Traders	4.5
Computers & Peripherals	3.7
Insurance	3.2
Textiles, Apparel & Luxury Goods	3.1
Diversified Financial Services	2.6
Electronic Equipment, Instruments & Components	2.3
Industrial Conglomerates	2.2
Chemicals	1.8
Transportation Infrastructure	1.5
Semiconductors & Semiconductor Equipment	1.5
Automobiles	1.4
Software	1.3
Construction Materials	1.3
Household Durables	1.0
Media	0.9
Road & Rail	0.9
Construction & Engineering	0.7
Water Utilities	0.6
Tobacco	0.5
Auto Components	0.5
Machinery	0.4
Gas Utilities	0.4
Real Estate Investment Trusts	0.4
Capital Markets	0.4
Distributors	0.3
Communications Equipment	0.0 ***
Short Term Investment	11.5
Other Assets & Liabilities	(11.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BRAZIL — 17.0%
AMBEV SA ADR	1,163,186	$8,549,417
Banco Bradesco SA Preference Shares ADR (a)	538,678	6,749,635
BRF SA ADR	165,275	3,449,289
Itau Unibanco Holding SA Preference Shares ADR	642,666	8,720,978
Petroleo Brasileiro SA ADR	381,152	5,252,275
Ultrapar Participacoes SA ADR	105,961	2,505,978
Vale SA ADR (a)	333,566	5,086,881

		40,314,453

CHINA — 43.2%
Agricultural Bank of China, Ltd.	6,119,000	3,006,725
Baidu, Inc. ADR (b)	69,952	12,443,062
Bank of China, Ltd.	17,557,254	8,083,753
China Construction Bank Corp.	20,930,610	15,791,594
China Life Insurance Co., Ltd.	1,902,000	5,948,541
China Merchants Bank Co., Ltd. (a)	1,181,860	2,518,050
China Petroleum & Chemical Corp.	6,531,174	5,331,914
China Shenhua Energy Co., Ltd.	872,000	2,749,689
China Telecom Corp., Ltd.	610	308
Hengan International Group Co., Ltd.	198,500	2,345,007
Industrial & Commercial Bank of China	20,889,960	14,117,477
PetroChina Co., Ltd.	5,402,171	5,922,096
Ping An Insurance Group Co. of China, Ltd.	488,500	4,375,473
Tencent Holdings, Ltd.	266,600	17,006,011
Want Want China Holdings, Ltd.	1,760,000	2,542,254

		102,181,954

HONG KONG — 10.3%
China Mobile, Ltd.	1,338,000	13,873,958
China Overseas Land & Investment, Ltd. (a)	982,560	2,762,509
CNOOC, Ltd.	4,115,221	7,653,263

		24,289,730

INDIA — 6.6%
HDFC Bank, Ltd. ADR (a)	99,747	3,435,287
ICICI Bank, Ltd. ADR (a)	72,040	2,677,727
Infosys Technologies, Ltd. ADR	123,422	6,985,685
Reliance Industries, Ltd. GDR (c)	88,661	2,574,715

		15,673,414

NETHERLANDS — 1.0%
Yandex NV (Class A) (b)	53,489	2,308,050

RUSSIA — 21.9%
Gazprom OAO ADR	1,514,653	12,950,283
Lukoil OAO ADR (d)	131,093	8,186,758
Lukoil OAO ADR (d)	1,675	105,726
Magnit OJSC GDR	73,762	4,883,044
MMC Norilsk Nickel OJSC ADR	145,259	2,414,205
Mobile Telesystems OJSC ADR	129,647	2,804,265
NovaTek OAO GDR	20,045	2,744,161
Rosneft Oil Co. GDR (d)	5,891	44,860
Rosneft Oil Co. GDR (d)	265,638	2,022,833
Sberbank of Russia ADR (d)	14,597	183,484
Sberbank of Russia ADR (d)	676,212	8,506,747
Surgutneftegas OJSC ADR (a)	246,513	2,129,872
Tatneft OAO ADR	62,225	2,378,240
Uralkali OJSC GDR	87,177	2,318,908

		51,673,386

TOTAL COMMON STOCKS —
(Cost $262,115,700)		236,440,987

SHORT TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	11,594,409	11,594,409
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	1,343,246	1,343,246

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,937,655)		12,937,655

TOTAL INVESTMENTS — 105.5%
(Cost $275,053,355)		249,378,642
OTHER ASSETS & LIABILITIES — (5.5)%		(12,944,243)

NET ASSETS — 100.0%		$236,434,399

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	31.2%
Oil, Gas & Consumable Fuels	26.4
Internet Software & Services	13.4
Wireless Telecommunication Services	7.1
Insurance	4.3
Beverages	3.6
Metals & Mining	3.1
IT Services	3.0
Food Products	2.6
Food & Staples Retailing	2.1
Real Estate Management & Development	1.2
Personal Products	1.0
Chemicals	1.0
Diversified Telecommunication Services	0.0 ***
Short Term Investment	5.5
Other Assets & Liabilities	(5.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
CZECH REPUBLIC — 3.3%
CEZ AS	52,303	$1,361,244
Komercni Banka AS	3,560	792,300
Telefonica O2 Czech Republic AS	21,413	317,994
Unipetrol (a)	35,076	296,646

		2,768,184

HUNGARY — 3.3%
Magyar Telekom Telecommunications PLC (b)	173,843	253,194
MOL Hungarian Oil and Gas NyRt	10,802	725,254
OTP Bank NyRt	45,118	858,027
Richter Gedeon NyRt	46,242	943,535

		2,780,010

NETHERLANDS — 2.9%
VimpelCom, Ltd. ADR	75,779	980,580
Yandex NV (a)	33,906	1,463,044

		2,443,624

POLAND — 17.1%
Agora SA (a)	44,305	143,746
Asseco Poland SA	21,466	327,028
Bank Pekao SA	27,389	1,629,298
Bank Zachodni WBK SA	4,865	624,923
Echo Investment SA (a)	131,279	291,494
Getin Holding SA	81,280	101,551
Getin Noble Bank SA (a)	237,864	210,475
Globe Trade Centre SA (a)	52,859	130,507
ING Bank Slaski SA (a)	20,581	773,122
KGHM Polska Miedz SA	33,028	1,291,589
LPP SA	106	316,161
Lubelski Wegiel Bogdanka SA	9,769	407,278
Mbank	5,026	832,822
Netia SA (a)	393,264	686,839
Orbis SA	6,540	87,108
Polska Grupa Energetyczna SA	99,992	539,485
Polski Koncern Naftowy Orlen SA	57,840	785,909
Powszechna Kasa Oszczednosci Bank Polski SA	141,372	1,846,885
Powszechny Zaklad Ubezpieczen SA	8,275	1,231,192
Rovese SA (a)	239,627	165,181
Tauron Polska Energia SA	389,832	564,571
Telekomunikacja Polska SA	305,040	990,701
TVN SA	78,045	380,209

		14,358,074

RUSSIA — 56.6%
Etalon Group, Ltd. GDR (a)	12,362	65,519
Eurasia Drilling Co., Ltd. GDR	4,931	221,895
Evraz PLC (a)	104,214	193,144
Federal Hydrogenerating Co. JSC ADR (c)	144,826	246,204
Federal Hydrogenerating Co. JSC ADR (c)	34,290	59,184
Gazprom Neft JSC ADR	23,642	534,309
Gazprom OAO ADR	1,150,138	9,833,680
Globaltrans Investment PLC GDR	14,582	231,854
Integra Group Holdings GDR (a)	2,623	44,198
LSR Group OJSC GDR	36,426	152,479
Lukoil OAO ADR	102,270	6,386,761
Magnit OJSC	1,000	281,193
Magnit OJSC GDR (b)	43,371	2,871,160
Mail.ru Group, Ltd. GDR	8,000	356,800
Mechel OAO, ADR (a)	26,288	67,297
MegaFon OAO GDR	6,724	225,254
MMC Norilsk Nickel OJSC ADR	178,723	2,970,376
Mobile Telesystems OJSC	38,558	385,216
Mobile Telesystems OJSC ADR	94,793	2,050,373
NovaTek OAO GDR	23,348	3,196,341
Novolipetsk Steel OJSC GDR (b)	8,380	141,538
O’Key Group SA GDR	6,790	80,801
Pharmstandard GDR (a)	9,084	90,068
Phosagro OAO GDR	3,994	39,081
PIK Group GDR (a)	65,175	151,206
Polymetal International PLC	44,561	424,374
Rosneft Oil Co. GDR	241,956	1,842,495
Rostelecom ADR	44,404	902,289
Sberbank	1,810,110	5,573,001
Sberbank of Russia ADR	30,000	377,400
Severstal GDR (b)	65,094	643,129
Sistema JSFC GDR	29,406	944,521
Surgutneftegas OJSC ADR	209,953	1,813,994
Tatneft OAO ADR	40,271	1,539,158
TMK OAO GDR	8,219	96,902
Uralkali OJSC GDR	53,331	1,418,605
VTB Bank OJSC GDR	275,862	826,207
X5 Retail Group NV GDR (a)	13,231	221,884

		47,499,890

TURKEY — 16.4%
Akbank TAS	302,942	944,711
Anadolu Anonim Turk Sigorta (a)	328,429	203,309
Anadolu Efes Biracilik Ve Malt Sanayii AS	69,342	750,385
Arcelik AS	144,052	814,630
Asya Katilim Bankasi AS (a)	98,832	66,701
BIM Birlesik Magazalar AS	34,558	698,076
Coca-Cola Icecek AS	4,583	110,389
Dogan Sirketler Grubu Holdings AS (a)	338,314	113,375
Dogan Yayin Holding AS (a)	781,283	200,002
Dogus Otomotiv Servis ve Ticaret AS	167,396	522,017
Enka Insaat ve Sanayi AS	162,611	455,629
Eregli Demir ve Celik Fabrikalari TAS	438,387	526,432
Haci Omer Sabanci Holding AS	158,747	638,387
KOC Holding AS	216,463	886,607
Koza Altin Isletmeleri AS	2,106	21,761
Tupras-Turkiye Petrol Rafinerileri AS	29,830	595,628
Turk Hava Yollari Anonim Ortakligi	425,448	1,275,255
Turk Telekomunikasyon AS	52,638	146,019
Turkcell Iletisim Hizmetleri AS (a)	182,918	966,311
Turkiye Garanti Bankasi AS	611,788	1,981,868
Turkiye Halk Bankasi AS	60,260	340,777
Turkiye Is Bankasi (Class C)	257,541	557,396
Turkiye Vakiflar Bankasi Tao (Class D)	120,000	213,358
Ulker Biskuvi Sanayi AS	8,405	59,463
Vestel Elektronik Sanayi (a)	171,168	123,486
Yapi ve Kredi Bankasi AS	427,272	494,212

		13,706,184

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 0.4%
Polyus Gold International, Ltd.	89,709	$295,304

TOTAL COMMON STOCKS —
(Cost $109,207,331)		83,851,270

SHORT TERM INVESTMENTS — 2.9%
UNITED STATES — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,872,885	1,872,885
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	579,298	579,298

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,452,183)		2,452,183

TOTAL INVESTMENTS — 102.9%
(Cost $111,659,514)		86,303,453
OTHER ASSETS & LIABILITIES — (2.9)%		(2,415,661)

NET ASSETS — 100.0%		$83,887,792

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	32.9%
Commercial Banks	22.6
Metals & Mining	7.8
Wireless Telecommunication Services	6.7
Food & Staples Retailing	4.9
Diversified Telecommunication Services	4.0
Electric Utilities	3.3
Internet Software & Services	2.1
Chemicals	2.1
Industrial Conglomerates	1.7
Insurance	1.7
Airlines	1.5
Household Durables	1.4
Pharmaceuticals	1.2
Beverages	1.0
Media	0.9
Real Estate Management & Development	0.8
Diversified Financial Services	0.8
Distributors	0.6
Energy Equipment & Services	0.5
Software	0.4
Textiles, Apparel & Luxury Goods	0.4
Road & Rail	0.3
Building Products	0.2
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Short Term Investment	2.9
Other Assets & Liabilities	(2.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BERMUDA — 0.0% (a)
Cosan, Ltd.	1,886	$26,381

BRAZIL — 53.8%
AES Tiete SA Preference Shares	18,746	151,684
All America Latina Logistica SA	45,344	126,081
AMBEV SA ADR	277,804	2,041,859
Anhanguera Educacional Participacoes SA	14,800	93,470
B2W Cia Digital (b)	7,882	51,015
Banco Bradesco SA Preference Shares ADR (c)	154,801	1,939,657
Banco do Brasil SA	44,361	458,794
Banco do Brasil SA ADR (c)	16,975	176,252
Banco Santander Brazil SA ADS (c)	47,278	288,396
BB Seguridade Participacoes SA	29,319	304,468
Bematech SA	13,165	51,393
BM&FBOVESPA SA	151,292	709,246
BR Malls Participacoes SA	24,247	175,230
BR Properties SA	12,821	101,079
Bradespar SA Preference Shares	26,082	277,265
Braskem SA Preference Shares ADR (b)(c)	11,873	211,933
BRF — Brasil Foods SA	15,636	326,406
BRF — Brasil Foods SA ADR	29,387	613,307
CCR SA	65,136	490,608
Centrais Eletricas Brasileiras SA	3,577	8,900
Centrais Eletricas Brasileiras SA ADR (c)	26,036	67,433
CETIP SA — Balcao Organizado de Ativos e Derivativos	15,239	156,314
Cia Hering	9,295	117,800
Cielo SA	20,287	564,519
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (c)	11,730	523,979
Companhia de Saneamento Basico do Estado de Sao Paulo	39,246	440,161
Companhia Energetica de Minas Gerais ADR (c)	54,651	425,731
Companhia Energetica de Sao Paulo Preference Shares	23,026	218,817
Companhia Paranaense de Energia Preference Shares	12,600	163,051
Companhia Siderurgica Nacional SA ADR (c)	64,106	397,457
Cosan SA Industria e Comercio	14,926	250,406
CPFL Energia SA ADR (c)	6,756	108,164
Cremer SA	8,994	59,700
Cyrela Brazil Realty SA	31,277	190,903
Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,373	216,947
Diagnosticos da America SA	14,571	89,924
Duratex SA	55,779	310,901
Empresa Brasileira de Aeronautica SA	44,575	356,902
Estacio Participacoes SA	7,359	63,663
Fibria Celulose SA ADR (b)(c)	22,167	258,911
Gafisa SA	22,013	32,937
Gerdau SA ADR	43,100	337,904
Gerdau SA Preference Shares	8,384	65,174
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	14,288	63,469
Hypermarcas SA	22,728	170,033
Investimentos Itau SA	46,940	252,681
Investimentos Itau SA Preference Shares	241,840	912,314
Itau Unibanco Holding SA Preference Shares ADR	179,589	2,437,023
JBS SA	69,363	257,842
Kepler Weber SA	5,397	93,791
Klabin SA Preference Shares	38,570	200,432
Kroton Educacional SA	13,939	231,957
Linx SA	3,261	66,222
Lojas Americanas SA Preference Shares	67,681	451,255
Lojas Renner SA	14,004	362,083
M Dias Branco SA	853	36,156
Metalurgica Gerdau SA Preference Shares	37,438	371,325
MMX Mineracao e Metalicos SA (b)	12,554	3,725
MRV Engenharia e Participacoes SA	7,902	28,235
Multiplan Empreendimentos Imobiliarios SA	5,771	122,061
Natura Cosmeticos SA	17,841	312,846
Oi SA	361	552
Oi SA ADR (c)(d)	10,609	17,399
Oi SA ADR (c)(d)	69,048	109,786
Oi SA Preference Shares	3,932	5,983
PDG Realty SA Empreendimentos e Participacoes (b)	81,883	62,820
Petroleo Brasileiro SA ADR (c)(d)	147,118	2,161,164
Petroleo Brasileiro SA ADR (c)(d)	81,253	1,119,666
Prumo Logistica SA (b)	148,327	67,900
Qualicorp SA (b)	7,276	69,391
Souza Cruz SA	45,353	463,478
Telefonica Brasil SA Preference Shares	26,292	499,595
Tim Participacoes SA	15,913	83,165
Tim Participacoes SA ADR (c)	15,246	400,055
Totvs SA	9,125	142,952
Tractebel Energia SA ADR	2,379	36,399
Ultrapar Participacoes SA ADR	30,731	726,788
Usinas Siderurgicas de Minas Gerais SA ADR (b)	45,319	272,820
Usinas Siderurgicas de Minas Gerais SA Preference Shares (b)	12,929	77,873
Vale SA ADR (c)	72,245	1,101,736
Vale SA Preference Shares ADR	152,417	2,135,362
Weg SA	14,554	192,223

		30,135,298

CHILE — 9.9%
Almendral SA	1,584,989	173,445
Antarchile SA	24,516	330,333
Banco de Chile ADR (c)	3,883	340,927
Banco de Credito e Inversiones	6,267	348,862
Banco Santander Chile ADR	4,635	109,247
CAP SA	9,892	190,027
Cencosud SA	123,762	445,162
Compania General de Electricidad SA	65,018	351,415
Empresa Nacional de Electricidad SA ADR (c)	11,246	501,347
Empresas CMPC SA	135,843	330,940
Empresas COPEC SA	46,402	621,696
Enersis SA ADR	35,068	525,669

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Gasco SA	3,343	$34,674
Latam Airlines Group SA, ADR (c)	26,364	429,997
SACI Falabella	80,153	719,997
Sociedad Quimica y Minera de Chile SA ADR (c)	4,334	112,164

		5,565,902

COLOMBIA — 5.5%
Almacenes Exito SA	15,272	237,143
Banco Davivienda SA Preference Shares	8,783	107,560
Banco de Bogota SA	4,828	178,676
BanColombia SA ADR	9,360	458,827
Bolsa de Valores de Colombia	1,566,311	18,160
Celsia SA ESP	16,025	47,113
Cementos Argos SA	3,149	15,973
Corp Financiera Colombiana SA (d)	5,650	115,807
Corp Financiera Colombiana SA (b)(d)	204	4,078
Ecopetrol SA, ADR (c)	14,043	539,953
Empresa de Energia de Bogota SA	132,892	105,585
Empresa de Telecomunicaciones de Bogota	75,704	17,124
Grupo Argos SA	22,498	226,377
Grupo Aval Acciones y Valores	111,336	74,627
Grupo Aval Acciones y Valores Preference Shares	327,855	216,364
Grupo de Inversiones Suramericana SA	16,387	285,840
Grupo Nutresa SA	18,434	252,275
Grupo Odinsa SA	2,266	9,594
Interconexion Electrica SA ESP	23,397	110,203
Isagen SA ESP	51,280	86,263

		3,107,542

LUXEMBOURG — 0.1%
Ternium SA ADR	1,390	43,507

MEXICO — 27.4%
Alfa SAB de CV (Class A)	257,904	721,107
Alsea SAB de CV	6,704	20,879
America Movil SAB de CV (c)	3,117,202	3,622,453
Arca Continental SAB de CV	20,276	126,404
Banregio Grupo Financiero SAB de CV	2,616	15,500
Bolsa Mexicana de Valores SAB de CV	8,421	19,244
Cemex SAB de CV (b)(c)	805,981	944,003
Coca-Cola Femsa SAB de CV	20,604	248,435
Compartamos SAB de CV	45,786	85,369
Controladora Comercial Mexicana SAB de CV	7,276	31,055
Corporacion GEO SAB de CV (b)(c)(e)	71,361	0
Desarrolladora Homex SAB de CV (b)	28,753	5,269
El Puerto de Liverpool SAB de CV	3,598	40,952
Empresas ICA SAB de CV (b)	52,297	107,612
Fibra Uno Administracion SA de CV	80,778	257,929
Fomento Economico Mexicano SAB de CV (c)	138,925	1,340,759
Genomma Lab Internacional SAB de CV (Class B) (b)	37,936	106,070
Gruma SAB de CV (Class B) (b)	16,352	123,328
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	8,993	47,927
Grupo Aeroportuario del Sureste SAB de CV (c)	27,703	345,284
Grupo Bimbo SAB de CV	229,800	705,341
Grupo Carso SA de CV (c)	67,777	359,400
Grupo Elektra SA de CV	4,679	158,788
Grupo Financiero Banorte SAB de CV	149,282	1,041,326
Grupo Financiero Inbursa SA	220,328	621,258
Grupo Financiero Santander Mexico SAB de CV (Class B)	53,144	144,048
Grupo Mexico SAB de CV (c)	202,659	668,920
Grupo Televisa SA de CV (Series CPO) (c)	134,095	805,769
Grupo Televisa SA de CV ADR	1,074	32,499
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	169,730	388,520
Industrias Penoles SA de CV	8,242	204,006
Kimberly-Clark de Mexico SAB de CV	190,972	540,670
Megacable Holdings SAB de CV	13,490	45,485
Mexichem SAB de CV (c)	9,893	40,608
Minera Frisco SAB de CV (b)(c)	47,350	97,360
OHL Mexico SAB de CV (b)	20,440	52,172
Promotora y Operadora de Infraestructura SAB de CV (b)	2,780	33,117
TV Azteca SAB de CV	245,733	131,336
Urbi Desarrollos Urbanos SA de CV (b)(c)(e)	86,307	0
Wal-Mart de Mexico SAB de CV (c)	411,048	1,075,234

		15,355,436

PERU — 3.3%
Alicorp SA	32,489	105,714
Compania de Minas Buenaventura SA ADR	15,429	173,113
Compania Minera Milpo SA (b)	93,417	70,480
Credicorp, Ltd.	5,936	787,885
Grana y Montero SA	9,073	38,606
Minsur SA	219,842	112,409
Southern Copper Corp.	15,093	433,320
Volcan Compania Minera SAA (Class B)	263,624	107,459

		1,828,986

TOTAL COMMON STOCKS —
(Cost $75,314,486)		56,063,052

SHORT TERM INVESTMENT — 15.9%
UNITED STATES — 15.9%
MONEY MARKET FUND — 15.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g) (Cost $8,890,493)	8,890,493	8,890,493

TOTAL INVESTMENTS — 115.9%
(Cost $84,204,979)		64,953,545
OTHER ASSETS & LIABILITIES — (15.9)%		(8,895,366)

NET ASSETS — 100.0%		$56,058,179

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	A portion of the security was on loan at December 31, 2013.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	19.1%
Metals & Mining	12.8
Oil, Gas & Consumable Fuels	9.7
Wireless Telecommunication Services	7.6
Beverages	6.6
Food Products	4.5
Food & Staples Retailing	4.1
Electric Utilities	3.4
Multiline Retail	2.8
Industrial Conglomerates	2.5
Construction Materials	2.1
Diversified Financial Services	2.0
Media	1.8
Transportation Infrastructure	1.8
Independent Power Producers & Energy Traders	1.7
Paper & Forest Products	1.7
Diversified Telecommunication Services	1.1
Real Estate Management & Development	1.1
Construction & Engineering	1.1
IT Services	1.0
Household Products	1.0
Airlines	0.9
Personal Products	0.9
Tobacco	0.8
Water Utilities	0.8
Diversified Consumer Services	0.7
Chemicals	0.7
Aerospace & Defense	0.6
Household Durables	0.6
Insurance	0.5
Machinery	0.5
Specialty Retail	0.5
Real Estate Investment Trusts	0.5
Software	0.4
Containers & Packaging	0.4
Health Care Providers & Services	0.3
Capital Markets	0.3
Gas Utilities	0.3
Road & Rail	0.2
Pharmaceuticals	0.2
Consumer Finance	0.1
Health Care Equipment & Supplies	0.1
Computers & Peripherals	0.1
Internet & Catalog Retail	0.1
Hotels, Restaurants & Leisure	0.0 ***
Short Term Investment	15.9
Other Assets & Liabilities	(15.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry representing 0.00% of net assets and Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
EGYPT — 3.8%
Arab Cotton Ginning	35,185	$21,976
Commercial International Bank Egypt SAE	159,486	747,790
Eastern Tobacco	12,623	210,730
Egyptian Financial Group-Hermes Holding (a)	96,932	121,504
Egyptian Kuwait Holding Co.	122,438	111,419
ElSwedy Electric Co.	18,774	86,432
Ezz Steel (a)	49,715	109,181
Global Telecom Holding GDR (a)	95,711	320,632
Juhayna Food Industries	71,333	161,072
Maridive & Oil Services SAE (a)	36,670	36,670
Palm Hills Developments SAE (a)	94,586	35,664
Sidi Kerir Petrochemicals Co.	55,201	136,562
Six of October Development & Investment Co. (a)	23,167	75,384
Talaat Moustafa Group (a)	258,735	230,117
Telecom Egypt	90,026	190,195

		2,595,328

MOROCCO — 2.7%
Attijariwafa Bank	17,650	659,542
Banque Centrale Populaire	14,734	349,301
Banque Marocaine du Commerce Exterieur	13,916	348,663
Banque Marocaine pour le Commerce et l’Industrie SA	1,775	171,800
Douja Promotion Groupe Addoha SA	15,064	103,169
Maroc Telecom	18,892	222,202

		1,854,677

SOUTH AFRICA — 93.7%
Acucap Properties, Ltd.	21,784	90,703
Adcock Ingram Holdings, Ltd.	34,692	234,841
Adcorp Holdings, Ltd.	11,249	34,906
AECI, Ltd.	29,752	355,078
Afgri, Ltd.	78,347	48,996
African Bank Investments, Ltd. (b)	286,809	329,972
African Oxygen, Ltd.	21,230	44,593
African Rainbow Minerals, Ltd.	19,620	354,045
Allied Electronics Corp., Ltd. Preference Shares	43,665	100,098
Anglo Platinum, Ltd. (a)(b)	10,066	378,575
AngloGold Ashanti, Ltd.	73,870	866,939
Aquarius Platinum, Ltd. (a)	75,499	49,393
ArcelorMittal South Africa, Ltd. (a)	27,170	96,760
Aspen Pharmacare Holdings, Ltd.	60,091	1,541,726
Assore, Ltd.	9,724	316,228
Astral Foods, Ltd. (b)	8,613	85,524
Aveng, Ltd. (a)	79,530	200,766
AVI, Ltd.	52,963	290,156
Barclays Africa Group, Ltd. (b)	65,445	826,361
Barloworld, Ltd.	45,711	436,478
Bidvest Group, Ltd.	56,477	1,447,008
Blue Label Telecoms, Ltd.	51,459	41,762
Brait SE (a)(b)	77,508	388,067
Business Connexion Group, Ltd.	59,973	31,436
Capital Property Fund	357,144	363,154
Capitec Bank Holdings, Ltd.	1,855	36,887
Cashbuild, Ltd.	2,817	41,689
City Lodge Hotels, Ltd.	5,280	70,375
Clicks Group, Ltd. (b)	58,243	349,166
Clover Industries, Ltd.	21,537	37,424
Coronation Fund Managers, Ltd.	43,627	333,063
DataTec, Ltd.	53,614	265,107
Discovery Holdings, Ltd.	73,032	589,207
DRDGOLD, Ltd.	96,918	34,608
Emira Property Fund	45,523	62,153
EOH Holdings, Ltd.	5,595	43,002
Eqstra Holdings, Ltd.	78,847	60,224
Exxaro Resources, Ltd. (b)	34,371	480,628
Famous Brands, Ltd.	8,815	80,594
FirstRand, Ltd.	492,259	1,686,805
Fountainhead Property Trust	325,279	229,819
Gold Fields, Ltd.	148,810	467,298
Grindrod, Ltd.	100,356	268,574
Group Five, Ltd.	21,896	84,751
Growthpoint Properties, Ltd.	261,875	607,072
Harmony Gold Mining Co., Ltd.	75,890	187,664
Hosken Consolidated Investments, Ltd.	9,273	123,950
Hudaco Industries, Ltd.	4,968	49,804
Hyprop Investments, Ltd.	44,176	322,660
Illovo Sugar, Ltd.	40,236	106,989
Impala Platinum Holdings, Ltd.	103,081	1,210,547
Imperial Holdings, Ltd.	38,276	740,432
Investec, Ltd.	35,129	249,873
JD Group, Ltd. (b)	29,304	81,166
JSE, Ltd. (b)	15,615	133,776
Kumba Iron Ore, Ltd. (b)	15,121	640,211
Lewis Group, Ltd. (b)	17,726	119,993
Liberty Holdings, Ltd.	21,947	254,804
Life Healthcare Group Holdings, Ltd. (b)	173,522	693,508
Massmart Holdings, Ltd. (b)	18,813	233,507
Medi-Clinic Corp., Ltd.	71,067	515,679
Merafe Resources, Ltd. (a)	329,657	25,809
MMI Holdings, Ltd.	239,531	578,602
Mondi, Ltd.	26,164	448,900
Mpact, Ltd.	36,104	92,727
Mr. Price Group, Ltd.	51,264	801,429
MTN Group, Ltd.	308,164	6,385,273
Murray & Roberts Holdings, Ltd. (a)	84,733	216,894
Nampak, Ltd. (b)	118,978	465,745
Naspers, Ltd.	81,704	8,549,794
Nedbank Group, Ltd. (b)	44,664	895,519
Netcare, Ltd.	258,604	642,451
Northam Platinum, Ltd. (a)	69,673	279,390
Oceana Group, Ltd.	6,369	49,864
Omnia Holdings, Ltd.	9,946	191,774
Pick n Pay Stores, Ltd. (b)	61,591	305,787
Pick’ n Pay Holdings, Ltd.	47,899	102,898
Pioneer Foods, Ltd.	18,224	159,729
PPC, Ltd. (b)	113,581	340,513
PSG Group, Ltd.	9,620	78,714
Raubex Group, Ltd.	27,094	56,264
Redefine Properties, Ltd.	526,253	489,386
Remgro, Ltd.	97,777	1,940,090
Resilient Property Income Fund, Ltd.	46,455	246,163
Reunert, Ltd. (b)	35,327	231,044
RMB Holdings, Ltd.	130,404	601,984
RMI Holdings	151,251	396,404
SA Corporate Real Estate Fund	385,215	146,749

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Sanlam, Ltd.	379,191	$1,927,498
Santam, Ltd.	1,985	35,304
Sappi, Ltd. (a)	111,089	347,360
Sasol, Ltd.	101,003	4,961,551
Shoprite Holdings, Ltd.	71,365	1,117,447
Sibanye Gold, Ltd.	162,501	190,835
Standard Bank Group, Ltd. (b)	262,555	3,244,289
Steinhoff International Holdings, Ltd. (b)	306,404	1,320,254
Sun International, Ltd.	16,549	150,578
Super Group, Ltd. (a)	59,142	147,661
Telkom SA, Ltd. (a)	43,488	116,259
The Foschini Group, Ltd. (b)	38,619	353,051
The Spar Group, Ltd.	33,931	426,140
Tiger Brands, Ltd. (b)	35,499	904,714
Times Media Group, Ltd. (a)	2,723	5,460
Tongaat Hulett, Ltd.	17,503	190,007
Trencor, Ltd.	19,128	126,013
Truworths International, Ltd. (b)	88,568	649,097
Tsogo Sun Holdings, Ltd.	41,400	105,143
Vodacom Group, Ltd. (b)	53,622	680,914
Wilson Bayly Holmes-Ovcon, Ltd.	16,263	226,700
Woolworths Holdings, Ltd.	151,763	1,081,667

		63,474,412

TOTAL COMMON STOCKS —
(Cost $75,040,406)		67,924,417

SHORT TERM INVESTMENTS — 11.0%
UNITED STATES — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,427,575	6,427,575
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	1,057,624	1,057,624

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,485,199)		7,485,199

TOTAL INVESTMENTS — 111.2%
(Cost $82,525,605)		75,409,616
OTHER ASSETS & LIABILITIES — (11.2)%		(7,625,649)

NET ASSETS — 100.0%		$67,783,967

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Media	12.6%
Wireless Telecommunication Services	10.9
Commercial Banks	10.8
Oil, Gas & Consumable Fuels	8.0
Metals & Mining	7.7
Diversified Financial Services	7.1
Insurance	5.7
Food & Staples Retailing	3.6
Specialty Retail	3.3
Food Products	3.0
Industrial Conglomerates	2.7
Health Care Providers & Services	2.7
Real Estate Management & Development	2.6
Pharmaceuticals	2.6
Household Durables	1.9
Capital Markets	1.9
Real Estate Investment Trusts	1.7
Multiline Retail	1.6
Paper & Forest Products	1.2
Construction & Engineering	1.1
Distributors	1.1
Chemicals	1.1
Containers & Packaging	0.8
Trading Companies & Distributors	0.8
Diversified Telecommunication Services	0.8
Hotels, Restaurants & Leisure	0.6
Marine	0.6
Construction Materials	0.5
Electronic Equipment, Instruments & Components	0.4
Tobacco	0.3
Electrical Equipment	0.1
IT Services	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investment	11.0
Other Assets & Liabilities	(11.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 6.3%
Abacus Property Group	464,360	$963,820
Alumina, Ltd. (a)(b)	349,026	348,165
Amcor, Ltd.	79,864	753,801
AMP, Ltd.	150,543	591,259
Ansell, Ltd.	35,526	656,961
APA Group (b)	84,877	455,611
Aristocrat Leisure, Ltd. (b)	131,958	553,683
Australia & New Zealand Banking Group, Ltd.	116,972	3,372,836
BHP Billiton, Ltd.	145,263	4,937,161
Billabong International, Ltd. (a)	92,697	41,880
BlueScope Steel, Ltd. (a)(b)	36,654	190,852
Brambles, Ltd.	124,487	1,019,056
Bunnings Warehouse Property Trust	169,056	331,229
Commonwealth Bank of Australia	77,638	5,403,895
Computershare, Ltd.	73,194	745,196
CSL, Ltd.	29,656	1,829,628
CSR, Ltd.	126,783	300,580
DUET Group	52,015	93,070
Envestra, Ltd.	543	554
Fortescue Metals Group, Ltd.	38,330	199,579
GWA International, Ltd.	171,342	466,005
Harvey Norman Holdings, Ltd. (b)	216,650	612,490
Hills Industries, Ltd.	140,836	219,238
Ingenia Communities Group	337,612	157,063
Insurance Australia Group, Ltd.	171,216	891,498
Lend Lease Group	100,896	1,005,570
Macquarie Group, Ltd.	24,120	1,186,183
National Australia Bank, Ltd.	94,610	2,948,109
Newcrest Mining, Ltd.	45,291	316,053
Origin Energy, Ltd.	86,131	1,084,193
Orora, Ltd. (a)	79,864	82,882
OZ Minerals, Ltd. (b)	43,940	123,829
Perpetual, Ltd.	19,570	844,950
QBE Insurance Group, Ltd.	57,554	592,658
Recall Holdings, Ltd. (a)	24,897	90,433
Rio Tinto, Ltd.	24,894	1,518,465
Santos, Ltd.	66,602	871,735
Shopping Centres Australasia Property Group (b)	16,644	23,006
Sonic Healthcare, Ltd.	66,962	993,267
Suncorp Group, Ltd.	114,032	1,336,445
Sydney Airport	261,274	888,245
Tatts Group, Ltd.	271,566	753,165
Toll Holdings, Ltd.	73,636	374,189
Treasury Wine Estates, Ltd.	47,650	205,477
Wesfarmers, Ltd.	73,570	2,898,685
Westfield Group	87,390	788,871
Westfield Retail Trust	74,413	197,724
Westpac Banking Corp.	131,793	3,817,879
Woodside Petroleum, Ltd.	39,757	1,383,618
Woolworths, Ltd.	85,897	2,601,295
WorleyParsons, Ltd.	21,428	318,231

		52,380,267

AUSTRIA — 0.2%
Erste Group Bank AG	15,257	532,522
OMV AG	15,164	726,945
Voestalpine AG	16,066	773,285

		2,032,752

BELGIUM — 1.1%
Ageas	20,013	853,505
Anheuser-Busch InBev NV	38,344	4,082,117
Bekaert NV	4,242	150,340
Delhaize Group	10,887	648,075
Gimv NV	13,069	684,140
KBC Groep NV	11,632	661,168
UCB SA	14,631	1,091,505
Umicore (b)	21,300	996,590

		9,167,440

CANADA — 8.6%
AGF Management, Ltd. (b)	28,703	358,484
Agnico-Eagle Mines, Ltd.	12,122	319,793
Agrium, Inc.	14,277	1,305,690
Air Canada (Class A) (a)	28,912	201,636
ARC Resources, Ltd. (b)	16,080	447,516
Bank of Montreal (b)	26,006	1,733,162
Bank of Nova Scotia (b)	51,630	3,228,029
Barrick Gold Corp.	51,963	915,038
BCE, Inc. (b)	11,814	511,477
Blackberry, Ltd. (a)	27,850	207,073
Bombardier, Inc. (Class B) (b)	127,762	554,337
Brookfield Asset Management, Inc. (Class A) (b)	31,293	1,214,021
Cameco Corp. (b)	34,217	709,781
Canadian Imperial Bank of Commerce (b)	19,163	1,636,204
Canadian National Railway Co.	59,674	3,401,278
Canadian Natural Resources, Ltd. (b)	65,375	2,211,367
Canadian Oil Sands, Ltd.	29,846	561,245
Canadian Pacific Railway, Ltd.	12,894	1,949,573
Canadian Western Bank (b)	36,336	1,322,117
Cenovus Energy, Inc. (b)	33,135	948,051
CGI Group, Inc. (Class A) (a)	23,989	802,418
Crescent Point Energy Corp. (b)	30,671	1,190,756
CT Real Estate Investment Trust	12,567	129,159
Eldorado Gold Corp.	28,449	161,456
Enbridge, Inc.	38,127	1,665,387
EnCana Corp. (b)	40,663	734,039
Fairfax Financial Holdings, Ltd.	1,841	734,858
First Quantum Minerals, Ltd.	37,682	678,808
Fortis, Inc. (b)	10,749	308,054
Gildan Activewear, Inc.	21,585	1,150,049
Goldcorp, Inc.	43,243	937,712
HealthLease Properties REIT	26,258	241,944
Husky Energy, Inc. (b)	29,811	945,535
IAMGOLD Corp.	36,395	120,917
Imperial Oil, Ltd. (b)	25,964	1,149,503
Intact Financial Corp.	6,076	396,698
Kinross Gold Corp.	47,288	206,954
Magna International, Inc. (Class A)	24,397	1,999,980
Manulife Financial Corp.	89,547	1,766,499
National Bank of Canada	8,065	670,932
New Gold, Inc. (a)	25,750	134,748
Nordion, Inc. (a)	47,568	403,824
Pacific Rubiales Energy Corp.	15,055	259,867
Pembina Pipeline Corp. (b)	13,265	467,178
Penn West Petroleum, Ltd. (b)	22,006	183,711

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Potash Corp. of Saskatchewan, Inc.	46,165	$1,521,598
Power Corp. of Canada (b)	16,080	483,535
Power Financial Corp. (b)	13,397	453,922
Redknee Solutions, Inc. (a)	20,535	124,080
Richelieu Hardware, Ltd.	23,937	987,218
Rogers Communications, Inc. (Class B) (b)	32,429	1,467,164
Royal Bank of Canada (b)	68,499	4,603,777
Russel Metals, Inc. (b)	31,386	927,253
Shaw Communications, Inc. (Class B) (b)	35,116	854,352
Sherritt International Corp. (b)	70,174	244,371
Shoppers Drug Mart Corp. (b)	11,814	647,018
Silver Wheaton Corp.	17,190	347,036
Sirius XM Canada Holdings, Inc.	309	2,879
SNC-Lavalin Group, Inc.	8,574	385,648
Sun Life Financial, Inc. (b)	33,290	1,175,568
Suncor Energy, Inc.	90,216	3,162,018
Talisman Energy, Inc.	74,168	862,094
Teck Resources, Ltd. (Class B) (b)	34,591	900,180
TELUS Corp.	32,102	1,104,611
The Toronto-Dominion Bank	42,391	3,994,130
Thomson Reuters Corp. (b)	18,266	690,584
Tim Hortons, Inc.	9,125	532,385
TMX Group, Ltd. (b)	2,112	101,436
TransCanada Corp. (b)	38,200	1,745,156
Turquoise Hill Resources, Ltd. (a)(b)	20,957	69,232
Valeant Pharmaceuticals International, Inc. (a)	14,509	1,701,752
Yamana Gold, Inc.	57,914	499,287
Yellow Media, Ltd. (a)	8,274	160,107

		70,925,249

CHINA — 0.3%
Chong Hing Bank, Ltd.	6,000	26,852
Dah Sing Banking Group, Ltd.	190,327	334,813
Dah Sing Financial Holdings, Ltd.	62,085	355,915
Hongkong Land Holdings, Ltd.	145,000	855,500
Sino Land Co., Ltd. (b)	323,559	442,331
Transport International Holdings, Ltd.	280,800	601,165

		2,616,576

DENMARK — 1.4%
A P Moller — Maersk A/S	142	1,543,507
Danske Bank A/S (a)	43,168	991,873
DSV A/S	39,376	1,293,115
FLSmidth & Co. A/S (b)	10,111	552,976
GN Store Nord A/S	44,626	1,097,908
Novo Nordisk A/S (Class B)	23,987	4,403,886
SimCorp A/S	23,603	930,762
Vestas Wind Systems A/S (a)	13,802	408,393

		11,222,420

FINLAND — 1.2%
Amer Sports Oyj (Class A)	5,805	120,945
Caverion Corp. (a)	19,040	233,502
Elisa Oyj (b)	23,892	634,077
Fortum Oyj	19,336	443,090
Kemira Oyj	31,667	530,608
Kesko Oyj (Class B) (b)	3,234	119,429
Kone Oyj (Class B) (b)	6,403	289,395
Konecranes Oyj (b)	2,967	105,725
Lassila & Tikanoja Oyj	31,859	668,598
Metso Oyj (b)	11,862	507,029
Neste Oil Oyj (b)	15,912	315,076
Nokia Oyj (a)	170,593	1,368,099
Pohjola Bank PLC	39,259	790,897
Sampo Oyj (Class A)	26,247	1,291,887
Sanoma Oyj	26,418	232,431
Stockmann Oyj Abp (Class B) (b)	16,924	257,457
Stora Enso Oyj	51,489	517,575
Tikkurila Oyj	7,923	217,258
UPM-Kymmene Oyj (b)	29,789	504,066
Wartsila Oyj (b)	10,529	518,967
YIT Oyj (b)	23,285	325,989

		9,992,100

FRANCE — 7.6%
Accor SA	14,648	692,318
Air Liquide SA	12,827	1,816,986
Alcatel-Lucent (a)(b)	170,945	767,434
Alstom SA	13,238	482,938
AXA SA	86,148	2,399,080
BNP Paribas	43,985	3,433,506
Bourbon SA (b)	13,956	384,613
Bouygues SA (b)	16,213	612,582
Cap Gemini SA	12,257	829,782
Carrefour SA	35,108	1,393,743
Casino Guichard-Perrachon SA	6,982	805,938
CGG (a)	19,296	334,489
Compagnie de Saint-Gobain	27,350	1,506,535
Compagnie Generale des Etablissements Michelin	12,431	1,323,238
Credit Agricole SA (a)	17,211	220,676
Danone	34,518	2,488,552
Edenred	14,648	491,082
EDF SA	13,172	466,192
Essilor International SA	17,607	1,874,933
France Telecom SA	89,557	1,110,645
GDF Suez	69,960	1,647,981
Groupe Fnac (a)	588	19,316
Hermes International	3,808	1,382,646
Hi-Media SA (a)	100,674	259,413
Kering	5,819	1,232,010
L’Oreal SA	4,228	743,976
Lafarge SA	10,044	753,872
Lagardere SCA	13,328	496,231
LVMH Moet Hennessy Louis Vuitton SA	10,696	1,954,331
Nexans SA	7,283	369,561
Pernod Ricard SA	13,524	1,543,197
Peugeot SA (a)(b)	16,836	218,954
Publicis Groupe SA	17,431	1,597,506
Renault SA	11,744	945,875
Sanofi	51,602	5,483,614
Schneider Electric SA	28,983	2,532,013
Sechilienne-Sidec SA	16,387	380,481
Societe de la Tour Eiffel	4,695	314,222
Societe Generale	31,840	1,852,357
Sodexo	9,941	1,008,735
Technip SA	7,764	747,390
Total SA	108,117	6,634,069
Unibail-Rodamco SE	4,182	1,073,281
Valeo SA	12,518	1,387,351

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Vallourec SA	9,228	$503,542
Veolia Environnement SA	34,906	570,210
Vinci SA	28,778	1,892,319
Vivendi SA	54,134	1,428,846

		62,408,561

GERMANY — 7.6%
Adidas AG	16,628	2,122,618
Allianz SE	22,446	4,031,654
BASF SE	43,637	4,659,441
Bayer AG	40,122	5,636,417
Bayerische Motoren Werke AG	18,875	2,216,470
Bilfinger SE	8,984	1,009,301
Commerzbank AG (a)	31,762	512,505
Daimler AG	51,489	4,462,707
Deutsche Bank AG	44,169	2,110,412
Deutsche Boerse AG	11,683	969,135
Deutsche Post AG	51,117	1,866,571
Deutsche Telekom AG	144,881	2,481,509
E.ON AG	87,160	1,611,169
Fresenius Medical Care AG & Co. KGaA	14,938	1,064,800
Fresenius SE	10,085	1,550,863
GEA Group AG	26,302	1,254,002
Henkel AG & Co. KGaA Preference Shares	8,498	987,254
Hochtief AG (b)	7,436	635,894
Infineon Technologies AG	100,634	1,076,068
K+S AG (b)	11,453	353,115
Lanxess AG (b)	3,961	264,579
Linde AG	7,787	1,631,511
MAN SE	4,062	499,553
Merck KGaA	6,933	1,244,320
Muenchener Rueckversicherungs- Gesellschaft AG	11,193	2,470,056
OSRAM Licht AG (a)	3,410	192,651
Porsche Automobil Holding SE Preference Shares	11,244	1,172,251
Puma AG Rudolf Dassler Sport	1,700	550,491
Rheinmetall AG	1,847	114,134
RWE AG	23,258	852,646
Salzgitter AG (b)	4,405	188,166
SAP AG	47,458	4,074,745
Siemens AG	39,586	5,416,022
ThyssenKrupp AG (a)	22,307	543,754
Volkswagen AG	1,658	449,846
Volkswagen AG Preference Shares	7,273	2,045,956
Wincor Nixdorf AG	9,621	667,768

		62,990,354

GREECE — 0.1%
Hellenic Exchanges SA	17,327	191,006
Hellenic Telecommunications Organization SA ADR (a)(b)	92,642	602,173
National Bank of Greece SA ADR (b)	639	3,578
Terna Energy SA (a)	27,502	145,143

		941,900

HONG KONG — 2.4%
AIA Group, Ltd.	421,000	2,112,126
APT Satellite Holdings, Ltd.	100,000	118,652
Bank of East Asia, Ltd. (b)	234,180	992,141
Bloomage Biotechnology Corp., Ltd.	52,500	116,460
China Water Industry Group, Ltd. (a)	760,000	175,451
CLP Holdings, Ltd.	138,500	1,094,960
Esprit Holdings, Ltd. (a)(b)	196,119	377,884
Galaxy Entertainment Group, Ltd. (a)	97,000	870,076
Hang Lung Group, Ltd.	146,000	737,179
Hang Lung Properties, Ltd.	278,000	878,414
HC International, Inc. (a)	102,000	135,233
Hong Kong Exchanges and Clearing, Ltd.	87,811	1,464,319
Hopewell Holdings	146,500	495,970
Hutchison Whampoa, Ltd.	105,000	1,427,309
Hysan Development Co., Ltd.	251,841	1,084,828
Li & Fung, Ltd. (b)	568,000	732,549
New World Development Co., Ltd. (b)	736,880	930,396
Pacific Basin Shipping, Ltd.	712,000	509,637
Sands China, Ltd.	110,000	898,726
Sun Hung Kai Properties, Ltd. (b)	137,233	1,740,689
Swire Pacific, Ltd.	75,000	879,252
The Link REIT	104,351	506,026
Wheelock & Co., Ltd.	192,000	882,773
Wing Hang Bank, Ltd.	47,124	711,076

		19,872,126

IRELAND — 0.6%
Bank of Ireland (a)	607,995	211,122
CRH PLC	46,794	1,179,980
DCC PLC	17,098	840,777
Grafton Group PLC	67,256	720,711
Green REIT PLC (a)	90,295	179,416
Irish Bank Resolution Corp., Ltd. (a)(c)	5,635	0
Kingspan Group PLC	37,540	672,467
Ryanair Holdings PLC (a)	20,285	175,117
UDG Healthcare PLC (d)	87,298	468,463
UDG Healthcare PLC (d)	48,073	257,972

		4,706,025

ISRAEL — 0.5%
Evogene, Ltd. (a)	7,226	141,876
Mazor Robotics, Ltd. (a)	13,097	126,404
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	8,320	454,951
Reit 1 Ltd.	64,936	158,701
Shufersal, Ltd.	99,875	384,135
Strauss Group, Ltd.	32,952	630,560
Teva Pharmaceutical Industries, Ltd. ADR	51,990	2,083,759

		3,980,386

ITALY — 1.8%
Aeroporto di Venezia Marco Polo SpA	7,003	119,947
Assicurazioni Generali SpA	24,062	566,971
Atlantia SpA (b)	34,609	777,815
Banca IFIS SpA	8,267	147,520
Banca Piccolo Credito Valtellinese Scarl (a)	64,955	122,263
Banca Popolare dell’Etruria e del Lazio (a)	20,954	14,841
Banca Popolare di Milano Scarl (a)	263,397	163,326
Banco Popolare Societa Cooperativa (a)	150,244	288,598

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cairo Communication SpA	21,849	$179,286
Davide Campari-Milano SpA (b)	161,309	1,351,436
Enel SpA	189,544	828,992
ENI SpA	112,528	2,711,963
Falck Renewables SpA (a)	277,118	494,884
Fiat SpA (a)(b)	57,178	468,397
Finmeccanica SpA (a)	33,277	252,426
Immobiliare Grande Distribuzione	206,075	245,626
Intesa Sanpaolo SpA	514,370	1,271,544
Iren SpA	127,954	196,238
Pirelli & C. SpA	71,462	1,238,766
Poltrona Frau SpA (a)	43,468	140,757
Reply SpA	1,660	130,153
Saipem SpA	18,095	387,973
Societa Cattolica di Assicurazioni Scrl	19,577	528,732
Telecom Italia SpA	552,784	549,192
UniCredit SpA	222,877	1,652,269
Yoox SpA (a)	3,080	138,357

		14,968,272

JAPAN — 19.8%
Advantest Corp. (b)	27,900	346,942
Adways, Inc. (a)	1,300	36,178
Aeon Co., Ltd.	56,620	767,647
Aoyama Trading Co., Ltd.	37,600	1,017,048
Asahi Breweries, Ltd. (b)	55,936	1,577,416
Asahi Kasei Corp.	141,550	1,109,721
Astellas Pharma, Inc.	28,310	1,678,049
Atom Corp. (b)	45,500	229,004
Bridgestone Corp. (b)	42,465	1,608,018
C&G Systems, Inc.	1,200	8,837
Canon, Inc. (b)	56,416	1,787,406
Casio Computer Co., Ltd. (b)	71,000	869,388
Central Japan Railway Co.	14,200	1,672,575
Chubu Electric Power Co., Inc.	42,465	549,069
Chugai Pharmaceutical Co., Ltd. (b)	28,580	632,211
Chuo Mitsui Trust Holdings, Inc.	295,550	1,557,820
COLOPL, Inc. (a)(b)	2,000	56,325
Colowide Co., Ltd. (b)	67,000	673,793
COOKPAD, Inc. (b)	2,100	65,634
Credit Saison Co., Ltd.	42,800	1,126,348
CROOZ, Inc. (b)	300	11,788
CyberAgent, Inc.	2,900	118,091
D.Western Therapeutics Institute, Inc. (a)	1,000	8,544
Daiichi Sankyo Co., Ltd.	42,465	776,939
Daiken Medical Co., Ltd.	5,800	96,736
Daikin Industries, Ltd.	26,310	1,639,603
Daito Trust Construction Co., Ltd.	12,055	1,127,450
Daiwa Securities Group, Inc.	141,550	1,414,086
DeNA Co., Ltd. (b)	10,000	210,456
Denso Corp.	28,310	1,494,891
Digital Garage, Inc.	800	20,802
East Japan Railway Co.	14,300	1,140,136
Eisai Co., Ltd.	14,251	552,522
Euglena Co., Ltd. (a)(b)	5,000	67,456
F@N Communications, Inc.	8,400	250,150
FANUC Corp.	12,755	2,336,081
Fast Retailing Co., Ltd.	1,700	701,965
Financial Products Group Co., Ltd. (b)	4,000	40,112
Foster Electric Co., Ltd.	15,800	291,482
Fuji Heavy Industries, Ltd.	9,600	275,382
FUJIFILM Holdings Corp.	28,310	802,931
Fujitsu, Ltd. (a)	145,513	753,143
Fukuoka Financial Group, Inc.	141,550	620,851
Furukawa Electric Co., Ltd. (b)	140,550	353,030
GLP J-Reit	155	151,601
GMO Internet, Inc.	3,500	45,954
GNI Group, Ltd. (a)(b)	3,000	13,330
GungHo Online Entertainment, Inc. (a)(b)	16,300	117,398
Gurunavi, Inc.	3,000	89,197
Hankyu Hanshin Holdings, Inc.	142,513	770,157
Hankyu REIT, Inc.	32	166,538
Heiwa Real Estate REIT, Inc. (b)	407	313,658
Hitachi, Ltd.	278,475	2,108,997
Honda Motor Co., Ltd. (b)	70,375	2,899,232
Hoya Corp.	41,806	1,162,239
Hulic Co., Ltd.	14,800	218,962
Ibiden Co., Ltd.	14,600	273,095
Ichigo Group Holdings Co., Ltd.	5,700	21,259
Ichigo Real Estate Investment Corp. (b)	561	344,270
Ikyu Corp.	19	26,953
Industrial & Infrastructure Fund Investment Corp. (b)	20	166,881
Infomart Corp.	14,900	265,664
Iriso Electronics Co., Ltd.	2,200	101,308
Isuzu Motors, Ltd.	148,000	920,908
ITOCHU Corp.	141,550	1,749,426
Japan Airport Terminal Co., Ltd. (b)	400	9,050
Japan Digital Laboratory Co., Ltd.	61,120	857,151
Japan Exchange Group, Inc.	13,800	392,448
Japan Hotel REIT Investment Corp.	979	469,451
Japan Tissue Engineering Co., Ltd. (a)	11	44,218
Japan Tobacco, Inc.	56,000	1,822,178
JFE Holdings, Inc.	28,310	673,913
JSR Corp.	28,400	550,139
Justsystems Corp. (a)	2,900	29,854
JX Holdings, Inc.	259,400	1,335,192
Kajima Corp.	176,475	663,219
Kakaku.com, Inc.	11,900	209,118
Kao Corp.	23,500	740,069
KDDI Corp.	28,400	1,748,233
Kenedix Realty Investment Corp.	42	199,600
Kenedix, Inc. (a)	13,500	69,488
Keyence Corp.	2,000	856,287
Kinki Nippon Tourist Co., Ltd. (a)	169,000	281,385
Kintetsu Corp. (b)	277,101	972,839
Kirin Holdings Co., Ltd. (b)	7,000	100,766
Komatsu, Ltd.	56,320	1,145,101
Konica Minolta Holdings, Inc.	70,775	706,370
Kubota Corp.	94,550	1,564,364
Kurita Water Industries, Ltd. (b)	14,910	309,534
Kyocera Corp.	28,300	1,413,586
Kyodo Shiryo Co., Ltd.	240,000	255,744
Kyoritsu Maintenance Co., Ltd. (b)	12,100	435,165
Leopalace21 Corp. (a)	1,600	8,464
Livesense, Inc. (a)	3,000	73,840
Marubeni Corp.	143,550	1,032,527
Matsuya Co., Ltd. (a)	26,200	279,935
Medipal Holdings Corp.	42,999	567,838
Meiko Network Japan Co., Ltd.	26,100	279,363

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

MID Reit, Inc.	115	$256,686
Milbon Co., Ltd.	12,180	477,443
MISUMI Group, Inc.	42,657	1,341,339
Mitsubishi Corp.	84,338	1,618,474
Mitsubishi Electric Corp.	141,550	1,777,708
Mitsubishi Estate Co., Ltd.	50,925	1,523,801
Mitsubishi Heavy Industries, Ltd.	263,101	1,629,597
Mitsubishi Motors Corp. (a)(b)	42,300	454,371
Mitsubishi UFJ Financial Group, Inc.	549,924	3,631,105
Mitsui & Co., Ltd.	126,526	1,763,575
Mitsui Chemicals, Inc.	141,550	342,074
Mitsui Fudosan Co., Ltd.	33,000	1,188,383
Mitsui OSK Lines, Ltd.	138,550	624,829
Mizuho Financial Group, Inc.	1,095,000	2,375,339
MS&AD Insurance Group Holdings, Inc.	28,599	767,864
Murata Manufacturing Co., Ltd.	14,200	1,261,862
NGK Insulators, Ltd.	3,000	57,029
Nidec Corp. (b)	12,100	1,185,767
Nikon Corp.	28,000	535,198
Nintendo Co., Ltd.	2,800	373,227
Nippon Steel Corp.	458,101	1,534,195
Nippon Suisan Kaisha, Ltd. (a)(b)	226,600	515,269
Nippon Telegraph & Telephone Corp.	14,500	780,838
Nippon Yusen K.K. (b)	141,550	452,507
Nissan Motor Co., Ltd.	113,141	951,588
Nissei ASB Machine Co., Ltd.	4,300	106,370
Nitto Denko Corp.	13,600	573,864
NKSJ Holdings, Inc.	29,000	806,774
Nomura Holdings, Inc.	183,285	1,410,757
NTT Data Corp.	14,300	527,891
NTT DoCoMo, Inc.	98,500	1,616,598
Obayashi Corp.	141,550	806,702
Olympus Corp. (a)	15,000	475,239
Omron Corp.	5,100	225,389
Ono Pharmaceutical Co., Ltd.	3,100	271,643
ORIX Corp.	56,500	992,869
Panasonic Corp.	113,450	1,321,182
Pigeon Corp.	3,100	150,421
Rakuten, Inc.	25,000	372,009
Raysum Co., Ltd. (a)	33	52,841
Resona Holdings, Inc.	42,500	216,736
Ringer Hut Co., Ltd. (b)	29,200	412,559
Riso Kyoiku Co., Ltd. (b)	45,706	225,693
Rohm Co., Ltd.	14,200	691,727
Rohto Pharmaceutical Co., Ltd.	7,701	117,598
Sanrio Co., Ltd. (b)	3,900	164,193
Secom Co., Ltd.	14,348	865,480
Seiko Epson Corp.	9,500	255,340
Sekisui House SI Investment Co. (b)	33	160,754
Septeni Holdings Co., Ltd.	1,800	22,315
Seven & I Holdings Co., Ltd.	56,128	2,232,197
Sharp Corp. (a)	8,000	25,422
Shimizu Corp.	142,513	719,989
Shin-Etsu Chemical Co., Ltd.	28,117	1,642,533
SMS Co., Ltd.	3,900	83,970
Softbank Corp.	48,736	4,265,936
Sony Corp. (b)	56,320	978,453
Stanley Electric Co., Ltd.	27,873	638,582
Start Today Co., Ltd.	2,700	67,073
Starts Proceed Investment Corp.	51	85,400
Sumitomo Chemical Co., Ltd.	141,550	554,860
Sumitomo Corp.	84,775	1,065,485
Sumitomo Electric Industries, Ltd.	56,320	939,872
Sumitomo Metal Mining Co., Ltd.	5,000	65,506
Sumitomo Mitsui Financial Group, Inc.	64,100	3,305,475
Sumitomo Realty & Development Co., Ltd.	21,000	1,044,955
Sun Corp.	3,000	37,962
Sun Frontier Fudousan Co., Ltd.	9,000	143,428
T&D Holdings, Inc.	42,700	596,797
Taisei Corp.	135,438	615,949
Taiyo Yuden Co., Ltd. (b)	29,000	378,279
Takeda Pharmaceutical Co., Ltd.	42,465	1,949,418
Takeuchi Manufacturing Co., Ltd.	26,300	590,784
TDK Corp.	14,155	678,761
Teijin, Ltd.	145,550	324,045
Terumo Corp.	14,348	692,111
The Akita Bank, Ltd. (b)	141,550	383,823
The Aomori Bank, Ltd. (b)	283,101	735,327
The Awa Bank, Ltd.	141,550	709,736
The Bank of Iwate, Ltd.	14,155	711,083
The Bank of Okinawa, Ltd. (b)	14,155	562,268
The Bank of Yokohama, Ltd.	141,550	789,195
The Chiba Bank, Ltd.	137,550	927,862
The Dai-ichi Life Insurance Co., Ltd.	26,800	448,005
The Daisan Bank, Ltd.	424,651	719,165
The Daishi Bank, Ltd.	278,176	960,733
The Eighteenth Bank, Ltd.	279,251	634,993
The Higo Bank, Ltd.	141,550	777,074
The Hokkoku Bank, Ltd. (b)	141,550	507,724
The Hyakugo Bank, Ltd.	141,550	566,981
The Kansai Electric Power Co., Inc. (a)	52,400	602,746
The Kiyo Bank, Ltd. (a)	37,600	501,906
The Musashino Bank, Ltd.	14,155	474,729
The Nanto Bank, Ltd.	139,550	521,794
The Ogaki Kyoritsu Bank, Ltd.	141,550	389,210
The San-In Godo Bank, Ltd. (b)	136,550	979,579
The Shiga Bank, Ltd.	141,550	743,405
The Shikoku Bank, Ltd. (b)	278,101	624,441
The Toho Bank, Ltd.	283,101	883,470
The Tokyo Electric Power Co., Inc. (a)(b)	56,975	280,254
The Yamagata Bank, Ltd.	149,176	614,559
The Yamanashi Chuo Bank, Ltd.	141,550	616,811
Tohoku Electric Power Co., Inc. (a)	44,600	501,991
Tokio Marine Holdings, Inc.	42,465	1,420,146
Tokyo Dome Corp.	127,000	839,779
Tokyo Electron, Ltd.	14,155	775,727
Tokyo Gas Co., Ltd.	143,475	707,103
Tokyu Corp.	141,550	917,136
Toray Industries, Inc.	141,550	980,433
Toshiba Corp.	276,513	1,162,825
Toyota Motor Corp.	137,988	8,428,552
Ubiquitous Corp. (a)	1,000	19,247
Unihair Co., Ltd.	17,600	194,746
UNITED, Inc.	900	27,059
Usen Corp. (a)	68,690	275,139
USS Co., Ltd.	96,610	1,327,290
ValueCommerce Co., Ltd.	4,400	54,129

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Warabeya Nichiyo Co., Ltd.	14,400	$260,996
Yahoo! Japan Corp.	48,200	268,275
Yamada Denki Co., Ltd. (b)	98,980	323,953
Zenrin Co., Ltd.	27,100	264,283

		163,899,448

LUXEMBOURG — 0.2%
ArcelorMittal	35,145	628,112
Millicom International Cellular SA	6,602	656,041
Tenaris SA (b)	9,518	208,271
Ternium SA ADR	1,454	45,510

		1,537,934

NETHERLANDS — 2.8%
Aegon NV	114,384	1,081,557
Akzo Nobel NV	17,565	1,363,636
ASML Holding NV	23,728	2,224,635
CNH Industrial NV (a)	42,953	490,365
European Aeronautic Defence and Space Co. NV	28,303	2,176,596
Fugro NV	9,886	590,055
Heineken NV	18,056	1,221,123
ING Groep NV (a)	194,628	2,708,694
Koninklijke (Royal) KPN NV (a)	197,299	636,987
Koninklijke Ahold NV	81,585	1,467,081
Koninklijke DSM NV	17,291	1,361,901
Koninklijke Philips NV	66,719	2,449,619
PostNL NV (a)	33,950	194,143
SBM Offshore NV (a)	22,963	468,299
TNT Express NV	29,317	272,601
Unilever NV	89,193	3,597,998
Wolters Kluwer NV	29,001	829,010

		23,134,300

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	242,192	767,444
Xero, Ltd. (a)	4,621	122,847

		890,291

NORWAY — 0.8%
Algeta ASA (a)	2,128	125,852
DnB NOR ASA	71,599	1,280,482
DNO International ASA (a)	34,326	136,923
Norsk Hydro ASA	86,786	387,235
Opera Software ASA	11,962	163,552
Orkla ASA	83,155	648,589
StatoilHydro ASA	58,665	1,421,455
Storebrand ASA (a)	60,764	379,597
Telenor ASA	48,289	1,150,942
Yara International ASA	21,444	922,535

		6,617,162

PORTUGAL — 0.3%
EDP — Energias de Portugal SA	147,824	543,863
Mota — Engil SGPS SA	75,076	447,218
Portugal Telecom SGPS SA (b)	72,722	316,655
ZON OPTIMUS SGPS SA	113,392	843,742

		2,151,478

SINGAPORE — 1.3%
Ascendas REIT	560,000	975,764
CapitaLand, Ltd.	280,000	671,947
China New Town Development Co., Ltd. (a)	1,711,000	157,196
City Developments, Ltd. (b)	142,000	1,079,677
Cosco Corp. Singapore, Ltd. (b)	571,000	341,442
Croesus Retail Trust (a)	250,000	175,234
Flextronics International, Ltd. (a)	102,617	797,334
Genting Singapore PLC (b)	568,400	673,022
HanKore Environment Tech Group, Ltd (a)	2,059,000	176,122
ISDN Holdings, Ltd.	296,000	140,662
Keppel Corp., Ltd.	147,975	1,311,453
Keppel REIT	34,313	32,204
Lippo Malls Indonesia Retail Trust	841,000	276,426
Oxley Holdings, Ltd.	317,000	143,110
Saizen REIT	312,000	228,576
SembCorp Industries, Ltd.	290,000	1,260,969
Singapore Exchange, Ltd.	140,000	805,006
Sino Grandness Food Industry Group, Ltd. (a)	204,000	117,139
Soilbuild Business Space REIT	204,000	124,410
UOL Group, Ltd.	225,000	1,103,081
Wilmar International, Ltd.	139,000	376,509

		10,967,283

SOUTH KOREA — 3.9%
Bioland, Ltd.	19,785	210,908
Celltrion, Inc. (a)	3,506	127,403
Cellumed Co., Ltd. (a)	52,902	152,889
CJ CGV Co., Ltd. (a)	13,717	565,395
Cosmochemical Co., Ltd. (a)(b)	13,260	90,088
Credu Corp. (a)	7,198	308,286
Crown Confectionery Co., Ltd. (a)	1,550	402,426
Dae Han Flour Mills Co., Ltd. (a)	1,979	287,844
Digitech Systems Co., Ltd. (a)(b)	19,368	95,798
Dongwon F&B Co., Ltd. (a)	1,031	128,954
Dongwon Industries Co., Ltd. (a)	1,401	420,161
Dongyang Mechatronics Corp. (a)	17,410	185,590
Genic Co., Ltd. (a)	6,230	127,510
GS Home Shopping, Inc. (a)	2,304	670,449
Haansoft, Inc. (a)	27,849	535,685
Haesung Industrial Co., Ltd. (a)	3,156	166,570
Hana Tour Service, Inc.	6,203	380,285
Hankook Shell Oil Co., Ltd.	418	185,562
Hanssem Co., Ltd. (a)	3,660	174,443
Harim Co., Ltd. (a)(b)	85,581	371,809
Hotel Shilla Co., Ltd.	5,770	363,581
Huons Co., Ltd. (a)	4,200	159,189
Hyundai Elevator Co., Ltd. (a)	1,713	77,587
Hyundai Engineering Plastics Co., Ltd. (a)	66,650	401,030
Hyundai Heavy Industries Co., Ltd. (a)	915	222,822
Hyundai Hy Communications & Networks Co., Ltd. (a)	76,100	373,523
Hyundai Mobis (a)	2,329	647,711
Hyundai Securities Co., Ltd. (b)	124,440	689,794
INFINITT Co., Ltd. (a)	16,950	115,158
Infraware, Inc. (a)	11,660	120,981
Interpark Corp. (a)	39,471	398,319
JoyCity Corp. (a)	6,977	134,205
Kia Motors Corp.	6,970	370,509
KIWOOM Securities Co., Ltd.	17,117	819,073
Koh Young Technology, Inc. (a)(b)	8,921	236,265
Korea Electric Power Corp. ADR	51,749	859,551
KT Corp. ADR	60,684	902,371

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

KT&G Corp.	4,789	$338,068
Ktis Corp. (a)	27,920	134,659
LG Chem, Ltd. (a)	951	269,886
LG Display Co., Ltd. ADR (b)	81,985	995,298
LG Electronics, Inc. (a)(b)	5,614	362,262
LG Household & Health Care, Ltd.	445	231,070
Lotte Samkang Co., Ltd. (a)	543	383,833
Medy-Tox, Inc.	788	126,785
Modetour Network, Inc. (a)	15,541	337,960
Muhak Co., Ltd. (a)	10,287	187,152
NAVER Corp. (a)	1,423	976,218
NCSoft Corp. (a)	743	174,952
NHN Entertainment Corp. (a)	450	41,105
Ottogi Corp. (a)	348	131,240
POSCO ADR	32,644	2,546,232
Sajo Industries Co., Ltd. (a)(b)	6,786	187,116
Samchuly Bicycle Co., Ltd. (a)	7,038	129,043
Samsung Electronics Co., Ltd. GDR	13,197	8,617,641
Shine Co., Ltd. (a)	20,249	175,177
Shinhan Financial Group Co., Ltd. (a)	8,530	382,308
Shinsegae Food Co., Ltd. (a)(b)	2,989	242,156
SK Hynix, Inc. (a)	17,740	618,593
SK Innovation Co., Ltd. (a)	5,388	722,416
SK Telecom Co., Ltd. ADR (b)	50,693	1,248,062
SNU Precision Co., Ltd. (a)	12,341	127,462
Wave Electronics Co., Ltd. (a)	1,672	24,715

		32,191,133

SPAIN — 2.6%
Abertis Infraestructuras SA (b)	18,336	408,047
Acciona SA (b)	4,524	260,356
Acerinox SA (b)	27,520	350,657
ACS, Actividades de Construccion y Servicios SA	16,760	577,823
Atresmedia Corp. de Medios de Comunicaion SA (a)	9,890	163,808
Banco Bilbao Vizcaya Argentaria SA	185,342	2,285,247
Banco de Sabadell SA	100,222	261,839
Banco Popular Espanol SA (a)	40,365	243,898
Banco Santander SA	398,240	3,570,198
Bankia SA (a)	129,351	219,947
Bankinter SA	35,509	244,012
Criteria Caixacorp SA	26,648	139,094
Distribuidora Internacional de Alimentacion SA	33,222	297,559
Ebro Puleva SA	4,465	104,809
Enagas SA	41,607	1,089,028
Faes Farma SA	116,340	423,220
Ferrovial SA	43,383	840,800
Gamesa Corp. Tecnologica SA (a)	32,908	343,719
Gestevision Telecinco SA (a)	41,454	479,192
Iberdrola SA	257,255	1,643,035
Indra Sistemas SA	32,046	536,738
Industria de Diseno Textil SA	6,803	1,123,028
Let’s GOWEX SA	8,853	159,197
NH Hoteles SA (a)	92,608	546,805
Red Electrica Corporacion SA (b)	18,152	1,213,108
Repsol YPF SA	49,306	1,244,682
Sacyr SA (a)	21,130	109,680
Telefonica SA	146,394	2,387,398
Zeltia SA (a)	45,718	145,523

		21,412,447

SWEDEN — 2.7%
Alfa Laval AB	48,367	1,242,574
Assa Abloy AB (Class B)	41,545	2,198,018
Atlas Copco AB (Class B)	91,483	2,324,608
Boliden AB	32,570	499,255
CDON Group AB (a)	57,024	280,565
Electrolux AB	31,289	820,882
Eniro AB (a)	23,033	177,842
Hennes & Mauritz AB (Class B)	44,144	2,035,850
Investor AB	16,076	553,922
Kinnevik Investment AB (Class B)	34,208	1,586,673
Net Entertainment NE AB (Class B) (a)	10,253	216,311
Nordea Bank AB	108,609	1,465,290
Opus Group AB	57,654	131,509
Orexo AB (a)	4,775	121,929
Sandvik AB	66,630	940,949
Scania AB (Class B)	40,324	790,457
Securitas AB (Class B)	59,397	632,109
Skanska AB (Class B)	50,330	1,029,702
Tele2 AB	40,119	455,060
Telefonaktiebolaget LM Ericsson (Class B)	179,212	2,190,412
TeliaSonera AB	109,700	914,651
Volvo AB (Class A)	97,376	1,281,144

		21,889,712

SWITZERLAND — 7.4%
ABB, Ltd. (a)	117,768	3,109,229
Adecco SA (a)	12,969	1,029,529
Cie Financiere Richemont SA	16,756	1,673,057
Clariant AG (a)	44,709	819,929
Coca-Cola HBC AG (a)	1,965	57,345
Credit Suisse Group AG (a)	55,088	1,689,155
Geberit AG	4,255	1,294,178
Glencore Xstrata PLC (a)	369,017	1,911,172
Holcim, Ltd. (a)	15,345	1,151,716
Julius Baer Group, Ltd. (a)	14,253	686,567
Kuehne & Nagel International AG	5,778	760,785
Leonteq AG (a)	1,006	121,034
Lonza Group AG (a)	7,221	686,902
Nestle SA	146,338	10,744,782
Nobel Biocare Holding AG (a)(b)	18,293	285,908
Novartis AG	127,411	10,200,330
PSP Swiss Property AG (a)	13,821	1,173,313
Roche Holding AG	37,181	10,418,289
SGS SA	562	1,296,704
STMicroelectronics NV	35,348	281,287
Sulzer AG	4,196	678,928
Swiss Life Holding AG (a)	3,674	765,081
Syngenta AG	6,001	2,396,756
The Swatch Group AG	3,263	2,162,859
UBS AG (a)	177,896	3,384,495
Zurich Insurance Group AG (a)	7,351	2,136,654

		60,915,984

UNITED KINGDOM — 17.9%
3i Group PLC	89,620	571,616
AMEC PLC	47,409	854,310

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Anglo American PLC	70,173	$1,534,156
ARM Holdings PLC	31,139	566,798
AstraZeneca PLC	58,599	3,469,214
Aviva PLC	146,357	1,090,089
BAE Systems PLC	188,862	1,360,691
Balfour Beatty PLC	130,999	622,478
Barclays PLC	715,365	3,222,125
Barratt Developments PLC	80,318	464,263
BG Group PLC	175,269	3,766,501
BHP Billiton PLC	108,181	3,348,774
BP PLC	919,415	7,431,928
British American Tobacco PLC	84,028	4,506,366
British Land Co. PLC	72,929	759,760
British Sky Broadcasting Group PLC	86,936	1,215,256
BT Group PLC	407,389	2,559,954
Burberry Group PLC	23,693	594,901
Cable & Wireless Communications PLC	195,195	181,851
Cairn Energy PLC (a)	18,889	84,407
Capita Group PLC	40,239	691,783
Carnival PLC	15,595	645,988
Centrica PLC	261,194	1,504,158
Compass Group PLC	149,651	2,399,278
Diageo PLC	117,243	3,883,672
easyJet PLC	6,680	169,939
Experian PLC	47,848	882,825
FirstGroup PLC	149,323	305,683
G4S PLC	156,486	680,347
GlaxoSmithKline PLC	238,407	6,363,190
Hays PLC	298,857	642,486
HSBC Holdings PLC	885,204	9,711,566
ICAP PLC	68,910	515,421
Imperial Tobacco Group PLC	55,967	2,167,216
Informa PLC	99,087	941,187
Intercontinental Hotels Group PLC	48,271	1,609,369
Invensys PLC	76,045	640,453
J Sainsbury PLC	105,530	637,961
Kingfisher PLC	200,339	1,276,478
Land Securities Group PLC	55,916	892,305
Legal & General Group PLC	415,634	1,533,052
Lloyds Banking Group PLC (a)	1,720,533	2,247,789
Lonmin PLC (a)	14,510	74,139
Man Group PLC	118,022	166,153
Marks & Spencer Group PLC	124,089	889,089
Mondi PLC	49,089	850,436
National Grid PLC	217,291	2,835,917
Next PLC	19,903	1,796,556
Ocado Group PLC (a)	17,094	125,025
Old Mutual PLC	322,729	1,010,776
Pearson PLC	61,667	1,369,642
Persimmon PLC (a)	40,186	824,654
Prudential PLC	142,611	3,165,071
Randgold Resources, Ltd.	8,914	559,548
Reckitt Benckiser Group PLC	38,320	3,041,995
Rentokil Initial PLC	297,442	570,475
Resolution, Ltd.	99,150	581,328
Rio Tinto PLC	68,581	3,872,756
Rolls-Royce Holdings PLC (a)	121,501	2,565,758
Royal Bank of Scotland Group PLC (a)	101,176	566,563
Royal Dutch Shell PLC (Class A)	187,789	6,727,478
Royal Dutch Shell PLC (Class B)	102,275	3,862,157
RSA Insurance Group PLC	278,210	421,157
SABMiller PLC	51,147	2,626,924
Scottish & Southern Energy PLC	54,223	1,230,353
Serco Group PLC	69,522	574,807
Shire PLC	39,823	1,881,088
Smith & Nephew PLC	89,676	1,278,807
Smiths Group PLC	42,143	1,033,030
Standard Chartered PLC	90,707	2,043,174
Standard Life PLC	193,188	1,150,603
Tate & Lyle PLC	76,596	1,026,314
Tesco PLC	406,511	2,251,123
The Sage Group PLC	146,695	980,843
Thomas Cook Group PLC (a)	45,887	127,072
Tullow Oil PLC	64,403	912,006
Unilever PLC	77,203	3,173,668
Vodafone Group PLC	2,348,028	9,216,737
William Hill PLC	61,590	409,972
William Morrison Supermarkets PLC	188,366	814,270
Wolseley PLC	15,550	882,097
WPP PLC	85,077	1,944,540
Xaar PLC	7,603	141,036

		148,122,721

UNITED STATES — 0.0% (e)
Lululemon Athletica, Inc. (a)(b)	3,746	221,126

TOTAL COMMON STOCKS —
(Cost $693,183,357)		822,155,447

PREFERRED STOCKS — 0.3%
SOUTH KOREA — 0.3%
Hyundai Motor Co., Ltd. (Cost $1,466,412)	19,400	2,398,920

RIGHTS — 0.0% (e)
CANADA — 0.0% (e)
Turquoise Hill Resources, Ltd. (expiring 1/7/14) (a)	20,513	19,306

SPAIN — 0.0% (e)
Faes Farma SA (expiring 1/10/14) (a)	115,518	6,685
Repsol SA (expiring 1/9/14) (a)(b)	48,261	32,985

		39,670

TOTAL RIGHTS —
(Cost $81,935)		58,976

SHORT TERM INVESTMENTS — 4.4%
UNITED STATES — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	28,596,756	28,596,756
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	7,892,004	7,892,004

TOTAL SHORT TERM INVESTMENTS —
(Cost $36,488,760)		36,488,760

TOTAL INVESTMENTS — 104.2%
(Cost $731,220,464)		861,102,103
OTHER ASSETS & LIABILITIES — (4.2)%		(34,586,890)

NET ASSETS — 100.0%		$826,515,213

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	12.8%
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	7.3
Insurance	5.2
Metals & Mining	3.7
Automobiles	3.5
Chemicals	3.3
Food Products	3.3
Wireless Telecommunication Services	2.6
Machinery	2.6
Food & Staples Retailing	2.4
Real Estate Management & Development	2.2
Diversified Telecommunication Services	2.2
Capital Markets	2.1
Hotels, Restaurants & Leisure	2.1
Beverages	2.0
Industrial Conglomerates	2.0
Semiconductors & Semiconductor Equipment	1.8
Textiles, Apparel & Luxury Goods	1.8
Media	1.6
Road & Rail	1.5
Auto Components	1.5
Construction & Engineering	1.5
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.4
Electric Utilities	1.4
Electrical Equipment	1.3
Diversified Financial Services	1.3
Multi-Utilities	1.1
Building Products	1.1
Tobacco	1.0
Software	0.9
Commercial Services & Supplies	0.9
Real Estate Investment Trusts	0.8
Specialty Retail	0.8
Health Care Equipment & Supplies	0.8
Aerospace & Defense	0.8
Household Durables	0.8
Health Care Providers & Services	0.6
Communications Equipment	0.6
Professional Services	0.6
IT Services	0.6
Marine	0.6
Household Products	0.5
Energy Equipment & Services	0.4
Multiline Retail	0.4
Construction Materials	0.4
Air Freight & Logistics	0.3
Personal Products	0.3
Office Electronics	0.3
Gas Utilities	0.3
Transportation Infrastructure	0.3
Paper & Forest Products	0.3
Biotechnology	0.2
Internet & Catalog Retail	0.2
Computers & Peripherals	0.2
Internet Software & Services	0.1
Consumer Finance	0.1
Independent Power Producers & Energy Traders	0.1
Containers & Packaging	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Diversified Consumer Services	0.0	***
Airlines	0.0	***
Water Utilities	0.0	***
Health Care Technology	0.0	***
Short Term Investment	4.4
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 6.0%
Adelaide Brighton, Ltd.	762,233	$1,986,806
ARB Corp., Ltd.	3,550	37,191
Aristocrat Leisure, Ltd.	294,775	1,236,848
Arrium, Ltd.	656,476	1,027,803
Atlas Iron, Ltd.	463,430	476,799
Aurora Oil & Gas, Ltd. (a)	252,681	682,704
Ausenco, Ltd.	141,639	79,832
Australand Property Group	26,430	91,036
Automotive Holdings Group, Ltd.	13,380	45,248
Aveo Group (b)	185,562	341,987
AWE, Ltd. (a)	871,032	1,040,323
Beach Energy, Ltd.	1,169,859	1,496,658
Beadell Resources, Ltd. (a)	412,089	291,253
Boart Longyear Group (b)	274,141	94,425
Bradken, Ltd. (b)	90,386	487,609
Breville Group, Ltd.	8,140	65,032
BWP Trust	38,790	76,001
Cardno, Ltd.	12,820	79,139
carsales.com, Ltd.	153,219	1,396,818
Charter Hall Group	17,830	58,223
Charter Hall Retail REIT (b)	207,483	666,392
Coalspur Mines, Ltd. (a)(b)	266,818	54,903
Cromwell Property Group	139,680	121,841
Crowe Horwath Australasia, Ltd.	954,853	294,719
CSR, Ltd.	317,299	752,259
David Jones, Ltd. (b)	291,383	787,271
Domino’s Pizza Enterprises, Ltd.	7,160	103,580
Downer EDI, Ltd.	226,531	984,956
DuluxGroup, Ltd.	206,588	990,656
Echo Entertainment Group, Ltd.	85,370	187,886
Energy World Corp., Ltd. (a)	553,048	188,018
Envestra, Ltd.	67,550	68,894
Evolution Mining, Ltd.	270,684	148,933
Fairfax Media, Ltd. (b)	1,037,970	594,316
Fleetwood Corp., Ltd. (b)	174,479	496,390
FlexiGroup, Ltd.	38,450	153,765
G8 Education, Ltd.	41,100	116,194
Goodman Fielder, Ltd.	1,692,475	1,037,208
GWA International, Ltd.	28,560	77,676
iiNET, Ltd.	29,830	173,735
Independence Group NL	131,817	366,762
Infigen Energy (a)(b)	947,263	220,342
Investa Office Fund	368,027	1,030,569
Invocare, Ltd.	337,019	3,328,714
IOOF Holdings, Ltd.	377,709	3,027,738
Iress, Ltd.	14,970	126,429
JB Hi-Fi, Ltd. (b)	168,415	3,239,457
Karoon Gas Australia, Ltd. (a)	127,234	494,022
Kingsgate Consolidated, Ltd.	88,350	73,509
Lynas Corp., Ltd. (a)(b)	791,719	208,952
M2 Telecommunications Group, Ltd.	28,040	157,289
Macquarie Atlas Roads Group	29,370	72,259
Macquarie Leisure Trust Group (b)	43,150	77,594
McMillan Shakespeare, Ltd.	18,440	194,834
Medusa Mining, Ltd. (a)	100,720	183,823
Mermaid Marine Australia, Ltd.	18,050	54,905
Mesoblast, Ltd. (a)(b)	114,331	598,374
Mineral Resources, Ltd.	81,987	870,660
Monadelphous Group, Ltd. (b)	117,044	1,947,669
Mount Gibson Iron, Ltd.	520,731	472,860
Myer Holdings, Ltd. (b)	310,625	764,227
Nufarm, Ltd. (b)	119,684	470,060
Oakton, Ltd.	256,037	366,501
OZ Minerals, Ltd. (b)	78,010	219,844
Pacific Brands, Ltd.	1,233,020	705,997
Paladin Energy, Ltd. (a)(b)	533,140	221,793
PanAust, Ltd.	258,228	416,998
Perpetual, Ltd.	22,369	965,799
Perseus Mining, Ltd. (a)	278,384	61,019
Platinum Australia, Ltd. (a)(c)	610,876	0
Premier Investments, Ltd.	12,990	95,296
Programmed Maintenance Services, Ltd.	257,230	805,458
Qube Holdings, Ltd.	59,360	109,930
Regis Resources, Ltd.	68,370	178,608
Resolute Mining, Ltd. (a)	359,082	178,295
Roc Oil Co., Ltd. (a)	1,019,272	446,827
SAI Global, Ltd. (b)	393,042	1,364,343
Senex Energy, Ltd. (a)	594,537	393,608
Seven West Media, Ltd.	281,805	592,474
Shopping Centres Australasia Property Group	86,100	119,010
Sigma Pharmaceuticals, Ltd.	1,786,924	1,039,136
Silver Lake Resources, Ltd. (a)(b)	144,256	69,046
Sims Metal Management, Ltd. (a)	84,069	819,062
Sirtex Medical, Ltd.	10,120	106,202
Skilled Group, Ltd.	28,780	87,543
Slater & Gordon, Ltd.	15,610	67,593
Southern Cross Media Group, Ltd.	459,307	694,453
St Barbara, Ltd. (a)	297,208	69,133
STW Communications Group, Ltd.	794,715	1,062,932
Sundance Resources, Ltd. (a)(b)	1,256,815	106,819
Transfield Services, Ltd.	324,423	259,769
Transpacific Industries Group, Ltd. (a)	65,640	68,708
UGL, Ltd. (b)	78,640	514,297
Western Areas NL (b)	114,705	243,211
Whitehaven Coal, Ltd. (a)(b)	134,210	229,335
Wotif.com Holdings, Ltd.	17,840	44,211

		49,795,625

AUSTRIA — 0.7%
AMS AG	5,329	647,138
Atrium European Real Estate, Ltd. (a)	103,993	598,982
BWT AG (b)	35,064	736,825
CA Immobilien Anlagen AG (a)	8,100	143,759
Conwert Immobilien Invest SE (a)	6,930	89,084
Flughafen Wien AG	530	44,549
RHI AG (b)	1,740	54,079
Schoeller-Bleckmann Oilfield Equipment AG	18,257	2,026,666
Wienerberger AG (b)	68,805	1,092,683

		5,433,765

BELGIUM — 1.1%
Aedifica SA	670	47,574
AGFA-Gevaert NV (a)	200,596	486,484
Arseus NV	1,600	60,938
Barco NV	28,655	2,238,808
Befimmo SA	831	57,769
Bekaert NV	21,115	748,334
Cofinimmo	1,780	220,134

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

EVS Broadcast Equipment SA	20,044	$1,297,846
KBC Ancora (a)	29,964	1,084,659
Mobistar SA	22,100	420,247
Nyrstar (a)(b)	83,267	265,044
RHJ International (a)	174,203	885,758
Tessenderlo Chemie NV (b)(d)	46,620	1,219,918
ThromboGenics NV (a)(b)	16,504	458,245
Viohalco SA (a)	7,250	37,063

		9,528,821

BERMUDA — 0.2%
Golden Ocean Group, Ltd.	365,978	877,114
Ship Finance International, Ltd. (b)	34,774	569,598
SmarTone Telecommunications Holding, Ltd. (b)	9,249	10,569
Trinity, Ltd. (b)	624,000	209,241

		1,666,522

CANADA — 9.8%
Advantage Oil & Gas, Ltd. (a)	135,174	586,496
Aecon Group, Inc.	11,580	175,362
AGF Management, Ltd. (Class B) (b)	11,570	144,502
Air Canada (Class A) (a)	14,660	102,241
Alacer Gold Corp.	117,124	239,209
Alaris Royalty Corp.	4,630	130,163
Algonquin Power & Utilities Corp. (b)	83,655	577,908
Allied Properties Real Estate Investment Trust	8,020	247,280
Argonaut Gold, Inc. (a)	68,265	341,807
Artis REIT	17,270	241,536
Asanko Gold, Inc. (a)	55,224	88,878
Atlantic Power Corp. (b)	61,898	216,133
ATS Automation Tooling Systems, Inc. (a)	16,960	217,088
AuRico Gold, Inc.	174,561	640,741
Avigilon Corp. (a)	5,400	156,282
B2Gold Corp. (a)	308,874	633,737
Badger Daylighting, Ltd.	1,550	124,365
Bankers Petroleum, Ltd. (a)(b)	154,442	635,211
Banro Corp. (a)	125,562	67,360
Bellatrix Exploration, Ltd. (a)	76,630	563,272
Birchcliff Energy, Ltd. (a)(b)	64,082	438,472
Black Diamond Group, Ltd. (b)	2,440	68,894
BlackPearl Resources, Inc. (a)(b)	170,704	364,704
Bonterra Energy Corp. (b)	2,680	136,585
Calfrac Well Services, Ltd.	20,889	609,467
Canadian Energy Services & Technology Corp. (b)	6,610	143,834
Canadian Solar, Inc. (a)(b)	17,340	517,079
Canexus Corp. (b)	26,610	179,320
Canyon Services Group, Inc.	12,920	146,163
Capital Power Corp. (b)	31,357	628,616
Capstone Mining Corp. (a)	210,525	594,423
Caracal Energy, Inc. (a)	28,810	210,907
CCL Industries, Inc.	11,787	878,839
Celestica, Inc. (a)	111,009	1,153,449
Centerra Gold, Inc.	76,202	309,828
Chartwell Retirement Residences	12,850	120,820
China Gold International Resources Corp., Ltd. (a)	127,036	322,821
Cogeco Cable, Inc.	8,773	396,168
Colossus Minerals, Inc. (a)(b)	77,014	5,074
Continental Gold, Ltd. (a)(b)	57,857	184,053
Copper Mountain Mining Corp. (a)(b)	70,568	111,580
Corus Entertainment, Inc. (Class B) (b)	155,646	3,767,732
Cott Corp.	76,576	616,212
Crew Energy, Inc. (a)	70,199	421,524
Davis & Henderson Corp. (b)	32,756	918,401
DeeThree Exploration, Ltd. (a)	12,410	111,778
Denison Mines Corp. (a)(b)	281,606	341,903
Detour Gold Corp. (a)	63,200	243,878
Dominion Diamond Corp. (a)	46,579	667,230
Dorel Industries, Inc.	15,013	571,695
Dream Unlimited Corp. (Class A) (a)	95,107	1,512,761
Dundee Corp. (Class A) (a)	95,113	1,673,094
Dundee Precious Metals, Inc. (a)	59,466	171,822
Element Financial Corp. (a)	46,800	616,659
Enbridge Income Fund Holdings, Inc.	3,820	85,029
Endeavour Mining Corp. (a)	232,092	104,851
Endeavour Silver Corp. (a)	62,351	225,344
Entertainment One, Ltd. (a)	38,840	166,740
First Majestic Silver Corp. (a)	52,400	514,383
FirstService Corp. (b)	58,677	2,526,563
Fortuna Silver Mines, Inc. (a)(b)	77,577	222,692
Freehold Royalties, Ltd. (b)	88,577	1,843,235
Gabriel Resources, Ltd. (a)	106,544	78,216
Genivar, Inc. (b)	3,250	96,475
GMP Capital, Inc. (b)	103,614	684,584
Golden Star Resources, Ltd. (a)(b)	338,314	159,207
Gran Tierra Energy, Inc. (a)	154,566	1,127,423
Granite Real Estate Investment Trust	25,025	910,557
Great Basin Gold, Ltd. (a)(c)	266,255	0
Great Canadian Gaming Corp. (a)	58,819	810,457
Guardian Capital Group, Ltd. (Class A) (b)	222,752	3,239,076
Home Capital Group, Inc. (b)	41,153	3,134,600
Horizon North Logistics, Inc. (b)	75,387	705,977
HudBay Minerals, Inc.	93,447	768,684
Imax Corp. (a)	26,896	790,806
Innergex Renewable Energy, Inc. (b)	58,367	582,297
International Forest Products, Ltd. (Class A) (a)	8,090	102,334
Intertape Polymer Group, Inc.	18,830	248,645
Ithaca Energy, Inc. (a)	162,151	407,476
Ivanhoe Mines, Ltd. (a)	26,830	47,221
Just Energy Group, Inc. (b)	80,504	575,840
Kelt Exploration, Ltd. (a)	21,108	186,744
Kirkland Lake Gold, Inc. (a)(b)	43,015	104,046
Labrador Iron Ore Royalty Corp.	3,430	110,922
Lake Shore Gold Corp. (a)(b)	252,022	115,041
Laurentian Bank of Canada	3,470	153,235
Legacy Oil + Gas, Inc. (a)	77,118	444,925
Lightstream Resources, Ltd. (b)	60,062	332,390
Linamar Corp.	64,862	2,697,649
Long Run Exploration, Ltd. (a)	10,770	54,433
MAG Silver Corp. (a)	52,946	274,073
Major Drilling Group International, Inc. (b)	101,758	736,488
Maple Leaf Foods, Inc. (b)	43,949	694,498
Martinrea International, Inc. (b)	104,002	763,497
Mullen Group, Ltd. (b)	43,465	1,161,385
Nevsun Resources, Ltd. (b)	110,299	366,452

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Newalta Corp.	2,430	$39,841
Niko Resources, Ltd. (a)(b)	26,198	62,629
Norbord, Inc. (b)	5,600	178,462
Northern Dynasty Minerals, Ltd. (a)(b)	58,071	76,517
Northland Power, Inc. (b)	37,388	544,721
Novagold Resources, Inc. (a)	118,140	300,215
NuVista Energy, Ltd. (a)	104,205	700,258
OceanaGold Corp. (a)	162,683	251,106
Paladin Labs, Inc. (a)	680	75,821
Pan American Silver Corp.	66,880	781,158
Parkland Fuel Corp. (b)	46,161	802,441
Pason Systems, Inc. (b)	41,713	902,179
Poseidon Concepts Corp. (a)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	97,373	137,468
Pretium Resources, Inc. (a)(b)	42,950	221,521
Raging River Exploration, Inc. (a)	37,660	238,897
Rio Alto Mining, Ltd. (a)	107,866	179,692
RMP Energy, Inc. (a)	55,610	294,144
Romarco Minerals, Inc. (a)	309,812	109,345
RONA, Inc.	57,956	720,563
Rubicon Minerals Corp. (a)(b)	192,274	177,344
Russel Metals, Inc. (b)	88,006	2,600,008
Sabina Gold & Silver Corp. (a)(b)	84,078	57,766
Savanna Energy Services Corp. (b)	112,310	898,480
Seabridge Gold, Inc. (a)(b)	24,135	174,453
Secure Energy Services, Inc. (b)	55,569	924,145
SEMAFO, Inc. (b)	141,210	370,801
Sherritt International Corp. (b)	162,182	564,775
Silver Standard Resources, Inc. (a)(b)	47,068	326,486
Silvercorp Metals, Inc. (b)	105,388	242,020
Southern Pacific Resource Corp. (a)(b)	308,945	53,793
Stantec, Inc. (b)	43,736	2,711,014
Stella-Jones, Inc.	2,920	74,889
Sunshine Oilsands, Ltd. (a)(b)	952,000	208,725
Superior Plus Corp. (b)	60,579	704,142
Surge Energy, Inc. (b)	59,740	379,525
Tanzanian Royalty Exploration Corp. (a)(b)	87,323	152,045
The Descartes Systems Group, Inc. (a)	3,700	49,484
The North West Co., Inc.	29,222	707,929
Thompson Creek Metals Co., Inc. (a)(b)	97,031	211,870
TORC Oil & Gas, Ltd.	33,440	332,354
Torex Gold Resources, Inc. (a)	311,059	275,196
Toromont Industries, Ltd.	5,860	146,983
Transcontinental, Inc. (b)	41,290	568,150
TransForce, Inc. (b)	47,784	1,136,022
TransGlobe Energy Corp. (a)	52,542	439,127
Trican Well Service, Ltd.	75,691	924,677
Trinidad Drilling, Ltd.	75,691	701,700
Uni-Select, Inc.	90,142	2,437,440
Wajax Corp. (b)	1,670	57,338
Westport Innovations, Inc. (a)	24,364	476,732
Westshore Terminals Investment Corp.	30,761	1,002,012
Whitecap Resources, Inc. (b)	68,256	812,005
Wi-Lan, Inc. (b)	89,591	299,339

		81,455,593

CHINA — 1.4%
Allied Properties HK, Ltd.	5,072,791	883,220
Cafe de Coral Holdings, Ltd.	855,867	2,759,526
China Sandi Holdings, Ltd. (a)	103	7
Chow Sang Sang Holding International, Ltd.	256,939	732,336
Daphne International Holdings, Ltd. (b)	580,000	261,061
G-Resources Group, Ltd. (a)(b)	13,610,400	328,247
HKR International, Ltd.	2,795,979	1,298,149
K Wah International Holdings, Ltd.	2,893,517	1,753,930
Midland Holdings, Ltd. (b)	805,790	387,631
Road King Infrastructure, Ltd.	1,246,544	1,192,888
Shun Tak Holdings, Ltd.	1,318,749	775,560
Texwinca Holdings, Ltd. (b)	948,050	997,722

		11,370,277

DENMARK — 1.1%
ALK-Abello A/S	320	36,290
Amagerbanken A/S (a)(c)	308,573	0
Bang & Olufsen A/S (a)(b)	34,519	292,010
D/S Norden A/S	15,408	811,082
East Asiatic Co., Ltd. A/S (a)	37,459	550,043
Genmab A/S (a)	42,090	1,648,119
IC Companys A/S	27,692	800,465
Matas A/S (a)	2,750	76,190
NKT Holding A/S	11,685	577,549
Pandora A/S	234	12,707
Rockwool International A/S (Class B)	670	118,801
Royal UNIBREW	760	103,315
SimCorp A/S	86,566	3,413,650
Spar Nord Bank A/S (a)	6,010	54,615
Sydbank A/S (a)	30,707	816,721
Vestas Wind Systems A/S (a)	824	24,382

		9,335,939

FINLAND — 1.8%
Amer Sports Oyj (Class A)	143,235	2,984,243
Caverion Corp. (a)	11,670	143,118
Citycon Oyj	437,207	1,542,270
Cramo Oyj	77,449	1,639,232
HKScan Oyj	132,436	686,163
Konecranes Oyj (b)	19,664	700,703
Lassila & Tikanoja Oyj	85,566	1,795,703
Outokumpu Oyj (a)(b)	529,265	296,606
PKC Group Oyj	2,090	69,665
Poyry Oyj (a)	90,367	507,050
Raisio PLC (Class V)	9,580	57,687
Ramirent Oyj	5,080	64,050
Rautaruukki Oyj	14,430	134,017
Sanoma Oyj	11,430	100,564
Talvivaara Mining Co. PLC (a)	607,278	63,680
Tieto Oyj	74,336	1,683,970
Tikkurila Oyj	2,600	71,295
Vacon Oyj	30,752	2,478,920
YIT Oyj (b)	19,240	269,359

		15,288,295

FRANCE — 2.3%
Alten SA	3,240	147,330
Altran Technologies SA (a)	20,800	182,687
Beneteau SA (a)	2,870	53,665
Carbone Lorraine SA	40,307	1,399,078
Club Mediterranee SA (a)	36,162	867,032

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Etablissements Maurel et Prom	43,306	$725,331
GameLoft SE (a)(b)	14,960	168,830
GL Events SA	33,859	813,680
Groupe Steria SCA (b)	37,527	737,906
IPSOS	45,710	1,960,127
Jacquet Metal Service	41,601	746,933
LISI	240	35,650
Medica SA	4,030	105,398
Mercialys SA	4,360	91,620
Nexans SA	5,480	278,072
Rallye SA	2,870	120,520
Rubis	80,489	5,105,732
Saft Groupe SA	50,834	1,751,167
Sequana (a)(c)	5	0
Sequana SA (a)(b)	13,226	103,881
Societe d’Edition de Canal +	58,256	497,698
Societe de la Tour Eiffel	17,421	1,165,935
SOITEC (a)(b)	197,227	385,912
Technicolor SA (a)	134,186	711,871
UbiSoft Entertainment SA (a)	65,254	924,344
Virbac SA	320	68,479

		19,148,878

GERMANY — 3.5%
Aareal Bank AG (a)	24,908	987,958
Aixtron SE (a)	48,439	701,839
Alstria Office REIT-AG (a)	48,670	613,777
Aurelius AG	4,690	190,646
BayWa AG	2,350	122,274
Bechtle AG	740	50,439
Bertrandt AG	840	128,480
Biotest AG Preference Shares	360	37,701
Deutsche Euroshop AG	154	6,753
Deutz AG (a)	17,880	159,776
Dialog Semiconductor PLC (a)(b)	38,185	822,667
DIC Asset AG	78,550	724,112
DMG MORI SEIKI AG (b)	79,280	2,528,995
Draegerwerk AG & Co. KGaA Preference Shares	1,520	198,808
Drillisch AG	47,509	1,374,765
Duerr AG	110	9,823
Freenet AG (a)	464	13,925
Gerresheimer AG	25,452	1,782,688
Hamburger Hafen und Logistik AG	2,560	62,720
Heidelberger Druckmaschinen AG (a)(b)	68,080	241,563
Indus Holding AG	72,249	2,906,522
Jenoptik AG	152,019	2,587,010
Kloeckner & Co. SE (a)	58,457	801,641
Kontron AG	90,816	651,103
KUKA AG (b)	54,454	2,554,937
Leoni AG	46,080	3,449,733
MLP AG	66,854	480,045
Morphosys AG (a)	10,866	836,231
Nordex SE (a)	26,160	346,125
Norma Group SE	3,590	178,507
Patrizia Immobilien AG (a)	137,647	1,453,825
Pfeiffer Vacuum Technology AG	910	124,052
Rheinmetall AG	20,621	1,274,257
Sartorius AG Preference Shares	650	77,493
Stada Arzneimittel AG	270	13,366
TAG Immobilien AG (b)	54,073	654,196
TUI AG (a)(b)	798	13,168
Wincor Nixdorf AG	142	9,856

		29,171,776

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC (b)	355,843	725,508

GREECE — 0.8%
Diana Shipping, Inc. (a)	92,589	1,230,508
DryShips, Inc. (a)	238,346	1,120,226
Ellaktor SA (a)	138,555	607,131
Eurobank Ergasias SA (a)	228	174
Folli Follie SA (a)	3,280	105,760
Hellenic Exchanges SA	95,786	1,055,906
JUMBO SA (a)	65,659	1,049,508
Marfin Investment Group SA (a)	473,671	248,677
Motor Oil Hellas Corinth Refineries SA	4,070	46,100
Navios Maritime Holdings, Inc.	38,840	433,454
Titan Cement Co. SA (a)	30,411	829,716
TT Hellenic Postbank SA (a)(c)	129,076	0

		6,727,160

HONG KONG — 0.7%
China Resources and Transportation Group, Ltd. (a)	1,600,000	70,160
Dah Sing Financial Holdings, Ltd.	32,400	185,740
Emperor Watch & Jewellery, Ltd. (b)	2,740,000	208,493
Giordano International, Ltd. (b)	1,914,000	1,710,659
Goldin Properties Holdings, Ltd. (a)	70,000	29,521
Luk Fook Holdings International, Ltd.	197,000	749,508
Mongolia Energy Co., Ltd. (a)	723	23
Pacific Basin Shipping, Ltd.	1,585,000	1,134,515
Pacific Textiles Holdings, Ltd.	36,000	55,065
Peace Mark (Holdings), Ltd. (a)(c)	504,228	0
Stella International Holdings, Ltd.	275,000	700,822
Truly International Holdings, Ltd. (b)	286,000	153,812
Yanchang Petroleum International, Ltd. (a)(b)	4,520,000	259,410
Yuexiu Real Estate Investment Trust	1,133,000	552,344

		5,810,072

IRAN — 0.0% (e)
Beazley PLC	26,430	119,023
Kentz Corp., Ltd.	16,700	174,807

		293,830

IRELAND — 0.8%
C&C Group PLC	293,447	1,718,509
FleetMatics Group PLC (a)(b)	16,070	695,028
Grafton Group PLC	22,500	241,108
Greencore Group PLC	136,900	505,631
Kenmare Resources PLC (a)	1,278,405	440,410
Kingspan Group PLC	128,350	2,299,178
UDG Healthcare PLC	117,598	631,060

		6,530,924

ISRAEL — 0.8%
Caesarstone Sdot-Yam, Ltd. (b)	7,890	391,896
Cellcom Israel, Ltd.	10,690	147,338
Clal Insurance Enterprise Holdings, Ltd.	21,439	417,044
Elbit Systems, Ltd.	15,070	910,452

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Harel Insurance Investments & Financial Services, Ltd.	9,580	$55,697
Israel Discount Bank, Ltd. (Class A) (a)	456,701	871,955
Migdal Insurance & Financial Holding, Ltd.	255,479	450,824
NICE Systems, Ltd.	39,510	1,618,647
Osem Investments, Ltd.	36,874	900,869
Partner Communications Co., Ltd. (a)	17,230	158,848
Paz Oil Co., Ltd. (a)	610	99,698
SodaStream International, Ltd. (a)(b)	8,400	416,976
Strauss Group, Ltd.	3,220	61,617

		6,501,861

ITALY — 2.2%
A2A SpA (b)	6,670	7,817
Amplifon SpA (b)	245,976	1,368,650
Ansaldo STS SpA	65,401	707,436
Astaldi SpA	233,186	2,459,693
Banca Piccolo Credito Valtellinese Scarl (a)	24,300	45,739
Banca Popolare dell’Emilia Romagna Scrl (a)	1,410	13,484
Banca Popolare dell’Etruria e del Lazio (a)	48,815	34,574
Banca Popolare di Milano Scarl (a)	1,674,751	1,038,475
Banca Popolare di Sondrio Scrl	172,324	994,456
Brembo SpA	10,010	270,072
Brunello Cucinelli SpA	4,420	157,319
CIR-Compagnie Industriali Riunite SpA (a)	50,710	79,868
Danieli & C Officine Meccaniche SpA	4,000	89,567
EI Towers SpA	31,104	1,433,658
Esprinet SpA	102,093	755,446
Hera SpA	248,311	564,564
IMMSI SpA (a)	766,771	492,362
Interpump Group SpA	276,256	3,319,415
Iren SpA	60,150	92,250
Safilo Group SpA (a)	6,860	160,697
Saras SpA (a)	298,802	342,151
Sorin SpA (a)	717,094	2,049,360
Unipol Gruppo Finanziario SpA	1,406	8,416
Yoox SpA (a)	31,469	1,413,624

		17,899,093

JAPAN — 33.5%
3-D Matrix, Ltd. (a)(b)	8,300	256,648
Accordia Golf Co., Ltd.	38,700	488,237
Activia Properties, Inc.	82	646,763
Adastria Holdings Co., Ltd.	25,610	927,131
ADEKA Corp.	12,200	134,414
Aica Kogyo Co., Ltd.	6,900	136,484
Aichi Steel Corp.	32,000	132,439
Ain Pharmaciez, Inc.	7,400	363,998
Alps Electric Co., Ltd. (a)	189,136	2,150,397
Anritsu Corp.	64,500	710,019
AOKI Holdings, Inc.	9,800	170,070
Aoyama Trading Co., Ltd.	31,100	841,228
Arcs Co., Ltd.	25,100	481,200
Asahi Diamond Industrial Co., Ltd.	8,200	84,337
Asahi Holdings, Inc.	49,473	841,613
Asahi Intecc Co., Ltd.	2,800	104,562
Asatsu-DK, Inc. (b)	3,400	79,739
Autobacs Seven Co., Ltd.	43,000	670,539
Avex Group Holdings, Inc. (b)	19,800	425,746
Azbil Corp.	8,900	207,544
Bank of the Ryukyus, Ltd. (b)	147,900	1,936,258
Best Denki Co., Ltd. (a)(b)	248,769	364,497
Bic Camera, Inc. (b)	130	73,098
Calsonic Kansei Corp.	56,000	289,311
Capcom Co., Ltd. (b)	24,400	438,065
Central Glass Co., Ltd.	525,145	1,748,735
Chiyoda Co., Ltd.	19,400	373,954
Coca-Cola East Japan Co., Ltd.	7,500	155,987
Cocokara fine, Inc.	14,400	379,780
COLOPL, Inc. (a)(b)	15,500	436,516
COMSYS Holdings Corp.	221,450	3,480,666
Cosmo Oil Co., Ltd. (a)	340,000	650,207
CyberAgent, Inc.	23,200	944,731
Daibiru Corp.	5,600	68,571
Daifuku Co., Ltd.	129,000	1,649,550
Daihen Corp.	258,000	1,197,888
DAIICHI CHUO KISEN KAISHA (a)(b)	342,834	404,466
Daiichikosho Co., Ltd.	19,700	557,797
Daikyo, Inc. (b)	129,000	351,020
Dainippon Screen Manufacturing Co., Ltd. (a)	178,000	1,009,353
Daio Paper Corp.	7,000	70,130
Daiseki Co., Ltd.	5,700	111,608
Daiwa House REIT Investment Corp.	10	75,163
Daiwa Office Investment Corp. (b)	316	1,477,703
Daiwahouse Residential Investment Corp.	123	490,923
DCM Japan Holdings Co., Ltd.	179,333	1,245,546
Denki Kagaku Kogyo Kabushiki Kaisha	94,000	388,145
Digital Garage, Inc.	18,000	468,046
Disco Corp.	10,200	677,380
DMG Mori Seiki Co., Ltd.	23,600	424,825
Doutor Nichires Holdings Co., Ltd.	177,932	2,971,035
DTS Corp.	95,482	1,675,171
Duskin Co., Ltd.	6,400	121,418
Earth Chemical Co., Ltd.	800	28,162
EDION Corp. (b)	107,400	628,429
Enplas Corp.	5,300	364,074
Euglena Co., Ltd. (a)(b)	24,800	334,584
Exedy Corp.	5,200	152,134
Ezaki Glico Co., Ltd.	35,000	396,270
FCC Co., Ltd.	107,148	2,136,741
FP Corp. (b)	6,900	492,365
Fuji Machine Manufacturing Co., Ltd.	6,300	52,388
Fuji Oil Co., Ltd.	43,000	641,083
Fuji Seal International, Inc.	2,200	68,237
Fujikura, Ltd.	124,000	581,628
Fujitec Co., Ltd.	8,000	104,048
Fujitsu General, Ltd.	19,000	202,826
Fukuoka REIT Corp. (b)	316	2,561,553
Furukawa Co., Ltd.	764,387	1,512,702
Furukawa Electric Co., Ltd.	346,000	869,074
Fuyo General Lease Co., Ltd.	3,400	133,115
Glory, Ltd.	77,900	2,019,671
GLP J-Reit	720	704,210
GMO Internet, Inc.	30,800	404,396

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Gree, Inc. (b)	47,900	$473,508
GS Yuasa Corp.	198,000	1,139,717
H2O Retailing Corp.	33,000	264,050
Hanwa Co., Ltd.	431,000	2,308,672
Haseko Corp. (a)	166,700	1,268,826
Heiwa Corp.	6,700	108,495
Heiwa Real Estate Co., Ltd.	70,300	1,221,329
Heiwado Co., Ltd.	2,700	38,661
HIS Co., Ltd.	8,300	414,585
Hitachi Kokusai Electric, Inc.	112,372	1,582,328
Hitachi Transport System, Ltd.	9,600	143,399
Hitachi Zosen Corp.	173,600	1,329,604
Hogy Medical Co., Ltd. (b)	2,300	121,231
Hokuetsu Kishu Paper Co., Ltd.	23,500	110,675
Horiba, Ltd. (b)	54,513	1,861,963
Hosiden Corp.	121,900	658,762
House Foods Group, Inc.	10,900	164,789
IBJ Leasing Co., Ltd.	13,700	398,207
Ichigo Real Estate Investment Corp.	120	73,641
Iida Group Holdings Co., Ltd. (a)	16,500	329,984
Iino Kaiun Kaisha, Ltd.	150,500	930,736
Inaba Denki Sangyo Co., Ltd.	3,000	93,621
Industrial & Infrastructure Fund Investment Corp. (b)	68	567,395
Internet Initiative Japan, Inc.	16,400	440,017
Iseki & Co., Ltd. (b)	56,000	167,299
IT Holdings Corp.	100,908	1,592,754
Iwatani Corp.	29,000	147,338
Izumiya Co., Ltd.	267,000	1,178,707
J Trust Co., Ltd. (b)	28,100	399,958
Jaccs Co., Ltd.	34,000	162,713
Jafco Co., Ltd.	14,000	761,905
Japan Airport Terminal Co., Ltd. (b)	102,200	2,312,274
Japan Aviation Electronics Industry, Ltd.	153,000	1,968,089
Japan Excellent, Inc.	1,320	1,548,509
Japan Hotel REIT Investment Corp.	670	321,279
Japan Logistics Fund, Inc.	264	2,800,628
Japan Securities Finance Co., Ltd.	26,500	205,989
Juki Corp. (a)	164,332	358,042
K’s Holdings Corp. (b)	22,600	653,670
Kadokawa Corp. (b)	11,900	404,196
Kagome Co., Ltd. (b)	17,700	289,822
Kaken Pharmaceutical Co., Ltd.	45,000	676,466
Kanamoto Co., Ltd.	14,000	356,044
Kandenko Co., Ltd.	25,000	141,049
Kanematsu Corp.	812,698	1,337,679
Katakura Industries Co., Ltd.	103,174	1,174,027
Kato Sangyo Co., Ltd.	2,500	45,669
Keihin Corp.	14,200	220,218
Kenedix Realty Investment Corp.	143	679,592
Kenedix, Inc. (a)(b)	104,000	535,312
Kintetsu World Express, Inc.	3,000	120,736
Kissei Pharmaceutical Co., Ltd.	3,800	93,567
Kitz Corp. (b)	181,800	913,281
Komeri Co., Ltd.	10,000	255,935
Komori Corp. (b)	111,936	1,905,271
Kose Corp.	5,600	177,955
Kurabo Industries, Ltd.	759,000	1,343,171
KYB Co., Ltd.	304,832	1,603,845
KYORIN Holdings, Inc.	30,800	660,220
Kyowa Exeo Corp.	144,600	1,912,316
Leopalace21 Corp. (a)	90,400	478,211
Lintec Corp.	11,500	213,139
Lion Corp. (b)	118,000	659,017
Mabuchi Motor Co., Ltd.	4,000	237,857
Maeda Corp.	31,000	205,280
Maeda Road Construction Co., Ltd.	15,000	246,468
Makino Milling Machine Co., Ltd. (b)	182,000	1,568,831
Mandom Corp.	2,500	79,207
Marudai Food Co., Ltd.	572,656	1,678,113
Maruha Nichiro Holdings, Inc.	818,485	1,425,077
Marusan Securities Co., Ltd. (b)	177,098	1,649,578
Matsumotokiyoshi Holdings Co., Ltd. (b)	10,200	356,643
Matsuya Co., Ltd. (a)	3,100	33,122
Megmilk Snow Brand Co., Ltd. (b)	5,600	70,596
Meidensha Corp.	114,000	425,175
Meitic Corp.	4,400	119,226
Minebea Co., Ltd.	164,000	1,199,905
Mirait Holdings Corp.	98,700	878,022
Mitsuba Corp.	18,900	307,313
Mitsubishi Shokuhin Co., Ltd. (b)	1,200	29,194
Mitsui Engineering & Shipbuilding Co., Ltd.	178,000	367,499
Mitsui Mining & Smelting Co., Ltd.	719,000	2,209,571
Mitsui-Soko Co., Ltd.	314,000	1,457,895
Mitsumi Electric Co., Ltd. (a)	56,800	473,941
Mizuno Corp. (b)	23,000	116,855
Mochida Pharmaceutical Co., Ltd.	900	53,518
Monex Group, Inc.	97,200	435,576
MonotaRO Co., Ltd. (b)	11,600	235,962
Mori Hills REIT Investment Corp.	97	644,175
Morinaga Milk Industry Co., Ltd.	27,000	80,148
MOS Food Services, Inc.	4,700	89,256
Moshi Moshi Hotline, Inc.	23,300	249,837
Musashi Seimitsu Industry Co., Ltd.	6,100	131,977
Nachi-Fujikoshi Corp.	30,000	169,259
Nagase & Co., Ltd.	8,100	98,182
Nakanishi, Inc.	8,383	1,200,363
Namura Shipbuilding Co., Ltd.	19,500	263,265
NanoCarrier Co., Ltd. (a)(b)	130	282,870
NEC Networks & System Integration Corp.	3,700	89,521
NET One Systems Co., Ltd. (b)	120,500	791,066
Neturen Co., Ltd.	191,303	1,574,398
Nichi-iko Pharmaceutical Co., Ltd. (b)	26,200	404,573
Nichias Corp.	12,000	82,204
Nichicon Corp.	12,100	117,195
Nichirei Corp.	159,000	810,846
Nifco, Inc.	4,500	119,281
Nihon Dempa Kogyo Co., Ltd.	26,600	228,025
Nihon Kohden Corp.	59,500	2,077,589
Nihon M&A Center, Inc.	2,300	155,150
Nikkiso Co., Ltd.	145,000	1,826,554
Nippon Accommodations Fund, Inc.	268	1,805,280
Nippon Carbon Co., Ltd. (b)	247,712	466,647
Nippon Chemi-Con Corp. (a)(b)	69,000	265,221
Nippon Flour Mills Co., Ltd. (b)	8,000	39,427
Nippon Gas Co., Ltd. (b)	31,100	330,810
Nippon Konpo Unyu Soko Co., Ltd.	205,200	3,691,862

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Nippon Light Metal Holdings Co., Ltd. (b)	970,000	$1,310,499
Nippon Paper Industries Co., Ltd. (b)	54,400	1,011,347
Nippon Seiki Co., Ltd.	80,000	1,548,166
Nippon Sheet Glass Co., Ltd. (a)(b)	429,000	559,184
Nippon Shinyaku Co., Ltd.	204,000	3,976,937
Nippon Soda Co., Ltd.	271,000	1,727,511
Nippon Suisan Kaisha, Ltd. (a)	431,399	980,965
Nippon Thompson Co., Ltd.	240,000	1,331,240
Nippon Yakin Kogyo Co., Ltd. (a)(b)	79,000	266,077
Nipro Corp. (b)	49,200	445,166
Nishi-Nippon Railroad Co., Ltd.	158,000	584,768
Nishimatsu Construction Co., Ltd.	680,000	2,160,887
Nishimatsuya Chain Co., Ltd.	125,893	988,171
Nissha Printing Co., Ltd. (a)(b)	24,100	383,380
Nisshin Steel Holdings Co., Ltd.	53,300	638,454
Nisshinbo Holdings, Inc.	29,000	278,950
Nissin Kogyo Co., Ltd.	14,300	303,129
Nitto Boseki Co., Ltd. (b)	396,153	2,091,860
NOF Corp.	479,000	3,408,896
Nomura Real Estate Office Fund, Inc.	191	888,626
Nomura Real Estate Residential Fund, Inc.	30	155,559
Noritz Corp.	4,700	100,658
North Pacific Bank, Ltd.	150,000	610,818
NSD Co., Ltd.	100,408	1,190,318
Okabe Co., Ltd.	3,400	40,112
Okamura Corp.	57,000	484,829
Okasan Securities Group, Inc.	273,682	2,791,372
Oki Electric Industry Co., Ltd. (a)	831,000	1,960,782
OKUMA Corp. (b)	66,000	727,787
Okumura Corp.	18,000	83,231
Onward Holdings Co., Ltd.	16,000	121,326
Orix JREIT, Inc.	2,185	2,737,876
OSG Corp.	154,000	2,616,850
Pacific Metals Co., Ltd.	74,000	270,358
Paramount Bed Holdings Co., Ltd.	5,600	187,812
Penta-Ocean Construction Co., Ltd.	119,000	417,782
Pigeon Corp.	21,600	1,048,095
Pioneer Corp. (a)(b)	170,400	356,672
Pola Orbis Holdings, Inc.	4,900	175,058
Premier Investment Corp.	507	1,963,265
Rengo Co., Ltd.	219,000	1,318,938
Resorttrust, Inc.	12,600	230,050
Rohto Pharmaceutical Co., Ltd.	197,000	3,008,277
Ryobi, Ltd.	37,000	148,908
Ryohin Keikaku Co., Ltd.	26,603	2,877,847
Ryosan Co., Ltd.	3,500	74,525
Sakai Chemical Industry Co., Ltd. (b)	334,565	1,034,524
Sanden Corp. (b)	306,000	1,452,776
Sanken Electric Co., Ltd.	44,000	324,437
Sankyo Tateyama, Inc.	2,000	39,732
Sankyu, Inc.	284,000	1,107,845
Sanwa Holdings Corp.	31,000	210,294
Sanyo Shokai, Ltd.	215,000	582,988
Sanyo Special Steel Co., Ltd.	231,937	1,132,046
Sapporo Holdings, Ltd. (b)	238,000	1,000,866
Sato Corp. (b)	84,100	1,908,363
Seikagaku Corp.	4,100	50,165
Seino Holdings Co., Ltd.	21,000	220,380
Seiren Co., Ltd.	207,500	1,650,445
Sekisui House SI Investment Co. (b)	30	146,140
Senshu Ikeda Holdings, Inc.	106,060	494,452
Shima Seiki Manufacturing, Ltd.	74,825	1,407,440
Shimachu Co., Ltd.	101,500	2,403,630
Shinko Electric Industries Co., Ltd.	27,900	231,471
Shinmaywa Industries, Ltd.	25,000	217,164
Ship Healthcare Holdings, Inc.	14,700	571,329
SHO-BOND Holdings Co., Ltd.	10,900	500,899
Shochiku Co., Ltd. (b)	493,000	4,540,450
Showa Corp.	11,300	182,125
Showa Denko K.K. (b)	548,000	776,861
Sinfonia Technology Co., Ltd.	488,000	784,663
SKY Perfect JSAT Holdings, Inc.	24,600	133,175
SMK Corp.	256,343	1,695,051
Sohgo Security Services Co., Ltd.	13,300	264,722
Sosei Group Corp. (a)	6,000	246,325
Sotetsu Holdings, Inc.	194,000	664,478
Square Enix Holdings Co., Ltd. (b)	30,400	532,192
Star Micronics Co., Ltd. (b)	70,300	820,016
Sumitomo Bakelite Co., Ltd.	54,000	194,206
Sumitomo Forestry Co., Ltd.	90,900	1,059,441
Sumitomo Mitsui Construction Co., Ltd. (a)(b)	374,500	456,077
Sumitomo Osaka Cement Co., Ltd.	679,793	2,612,972
Sumitomo Real Estate Sales Co., Ltd.	3,700	113,353
Tadano, Ltd.	176,526	2,368,124
Taikisha, Ltd.	6,000	133,409
Taiyo Holdings Co., Ltd.	4,600	144,865
Taiyo Yuden Co., Ltd. (b)	60,100	783,950
Takara Holdings, Inc.	315,000	2,937,063
Takasago International Corp.	307,694	1,733,075
Takasago Thermal Engineering Co., Ltd.	5,000	42,291
Takuma Co., Ltd.	227,000	1,989,125
Temp Holdings Co., Ltd. (b)	21,600	574,808
The 77 Bank, Ltd.	137,000	663,460
The Bank of Iwate, Ltd.	1,000	50,235
The Bank of Nagoya, Ltd. (b)	260,000	880,643
The Bank of Okinawa, Ltd. (b)	52,500	2,085,415
The Ehime Bank, Ltd. (b)	676,000	1,421,398
The Eighteenth Bank, Ltd.	705,730	1,604,771
The Hokuetsu Bank, Ltd.	989,000	2,004,253
The Japan Steel Works, Ltd.	76,000	425,175
The Kiyo Bank, Ltd. (a)	123,100	1,643,207
The Michinoku Bank, Ltd. (b)	689,000	1,350,402
The Minato Bank, Ltd.	762,000	1,268,731
The Miyazaki Bank, Ltd.	667,000	1,865,734
The Musashino Bank, Ltd.	44,500	1,492,436
The Nanto Bank, Ltd.	126,000	471,129
The Nishi-Nippon City Bank, Ltd.	325,000	875,077
The Ogaki Kyoritsu Bank, Ltd.	19,000	52,243
The Oita Bank, Ltd.	443,000	1,643,785
The Okinawa Electric Power Co., Inc.	2,000	67,361
The San-In Godo Bank, Ltd.	10,000	71,738
The Sumitomo Warehouse Co., Ltd.	21,000	121,279
The Tochigi Bank, Ltd.	268,000	1,037,781
The Tokyo Tomin Bank, Ltd.	48,200	500,321
Toagosei Co., Ltd.	549,818	2,354,009
TOC Co., Ltd.	208,000	1,660,359
Toda Corp.	35,000	121,545
Toei Co., Ltd.	319,000	1,805,861

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Toho Holdings Co., Ltd.	69,319	$1,112,613
Toho Zinc Co., Ltd.	251,000	840,607
Tokai Carbon Co., Ltd.	114,000	398,059
Tokai Rika Co., Ltd.	8,600	171,174
Tokai Tokyo Financial Holdings, Inc. (b)	213,600	2,064,770
Tokuyama Corp. (b)	225,000	854,146
Tokyo Dome Corp.	256,000	1,692,783
Tokyo Ohka Kogyo Co., Ltd.	5,400	115,547
Tokyo Seimitsu Co., Ltd.	9,200	193,707
Tokyo Steel Manufacturing Co., Ltd. (a)(b)	52,300	271,191
Tokyotokeiba Co., Ltd. (b)	73,000	295,181
Tokyu REIT, Inc.	60	370,487
TOMONY Holdings, Inc.	282,000	1,140,288
Top REIT, Inc.	92	432,406
Topcon Corp.	18,400	279,401
Topre Corp.	3,600	53,364
Topy Industries, Ltd.	545,381	1,011,839
Toshiba Machine Co., Ltd.	51,000	295,019
Toshiba Plant Systems & Services Corp.	12,000	179,135
Toshiba TEC Corp.	33,000	228,885
Totetsu Kogyo Co., Ltd.	4,500	84,687
Toyo Corp./Chuo-ku	178,048	1,837,991
Toyo Engineering Corp.	24,000	97,731
Toyo Ink Manufacturing Co., Ltd.	18,000	88,883
Toyo Tire & Rubber Co., Ltd.	432,000	2,461,995
Toyobo Co., Ltd.	1,055,788	1,948,745
TSI Holdings Co., Ltd.	67,300	450,780
Tsubakimoto Chain Co.	19,000	144,979
UACJ Corp.	55,000	208,268
Ulvac, Inc. (a)	50,100	661,613
Unipres Corp.	17,100	320,833
United Arrows, Ltd.	11,300	423,595
Unitika, Ltd. (a)	1,068,000	650,321
UNY Group Holdings Co., Ltd.	48,800	299,008
Ushio, Inc.	14,300	189,932
Valor Co., Ltd.	31,800	420,853
Wacoal Holdings Corp.	11,000	112,088
Wacom Co., Ltd.	73,600	516,786
Wakita & Co., Ltd.	11,000	129,566
Xebio Co., Ltd.	8,000	153,751
Yodogawa Steel Works, Ltd.	448,000	1,930,869
Yokogawa Bridge Holdings Corp.	8,000	117,368
Yoshinoya D&C Co., Ltd.	6,600	80,879
Zenkoku Hosho Co., Ltd.	8,400	367,632
Zenrin Co., Ltd.	57,477	560,524
Zensho Co., Ltd. (b)	20,400	219,129
ZERIA Pharmaceutical Co., Ltd.	2,300	56,130

		278,841,240

LUXEMBOURG — 0.2%
APERAM (a)	21,680	401,058
AZ Electronic Materials SA	141,778	927,537
Oriflame Cosmetics SA SDR (b)	10,080	309,968

		1,638,563

MALTA — 0.0% (e)
Unibet Group PLC, SDR	1,790	86,537

NETHERLANDS — 2.1%
Aalberts Industries NV	82,425	2,632,158
AerCap Holdings NV (a)(b)	71,743	2,751,344
Arcadis NV	4,820	170,161
ASM International NV	58,469	1,929,587
BinckBank NV	42,665	453,155
Corbion NV (b)	39,997	848,753
Eurocommercial Properties NV	20,842	886,275
Exact Holding NV	51,249	1,659,536
InterXion Holding NV (a)	15,900	375,399
Koninklijke BAM Groep NV (b)	147,402	768,375
Koninklijke Ten Cate NV	3,440	108,549
PostNL NV (a)	231,314	1,322,767
Royal Imtech NV (a)(b)	204,260	600,636
TomTom NV (a)	42,370	300,735
Unit4 NV	2,940	155,383
USG People NV	32,180	429,589
VastNed Retail NV	1,920	87,267
VistaPrint NV (a)(b)	26,035	1,480,090
Wereldhave NV	10,771	848,511

		17,808,270

NEW ZEALAND — 1.0%
Chorus, Ltd.	46,570	55,194
DNZ Property Fund, Ltd.	258,337	325,315
Fisher & Paykel Healthcare Corp., Ltd. (b)	905,100	2,868,029
Goodman Property Trust	373,574	302,858
Infratil, Ltd. (b)	319,706	597,314
Kiwi Income Property Trust	467,700	415,736
Mainfreight, Ltd.	60,861	599,597
Nuplex Industries, Ltd. (b)	144,481	404,311
Ryman Healthcare, Ltd. (b)	127,610	824,481
Sky City Entertainment Group, Ltd. (b)	282,932	868,595
Sky Network Television, Ltd.	113,270	544,445
Trade Me, Ltd. (b)	117,373	392,212
Z Energy, Ltd.	74,320	226,325

		8,424,412

NORWAY — 1.5%
Algeta ASA (a)	29,174	1,725,382
Atea ASA	41,908	412,735
Deep Sea Supply PLC (a)	183,679	346,658
Det Norske Oljeselskap ASA (a)(b)	10,450	114,889
DNO International ASA (a)	583,297	2,326,708
Ekornes ASA	52,473	711,391
Leroy Seafood Group ASA	1,370	39,970
Norwegian Air Shuttle AS (a)(b)	8,790	272,675
Norwegian Property ASA	431,940	517,600
Opera Software ASA	15,380	210,286
ProSafe SE	128,288	989,620
REC Silicon ASA (a)	927,890	373,490
Salmar ASA (a)	9,460	115,388
SpareBank 1 SMN	5,690	51,584
Storebrand ASA (a)	1,294	8,084
Tomra Systems ASA	184,190	1,715,344
Veidekke ASA	270,733	2,177,698
Wilh Wilhelmsen ASA	4,410	41,252

		12,150,754

PORTUGAL — 0.4%
Altri SGPS SA	373,170	1,151,829

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Semapa-Sociedade de Investimento e Gestao, SGPS, SA	150,934	$1,693,577
ZON OPTIMUS SGPS SA	34,260	254,926

		3,100,332

SINGAPORE — 2.2%
Ascott Residence Trust	441,600	421,454
Asiasons Capital, Ltd. (a)(b)	205,000	19,484
Biosensors International Group, Ltd. (b)	663,000	438,464
Bukit Sembawang Estates, Ltd.	276,080	1,344,759
Cache Logistics Trust	509,000	449,497
Cambridge Industrial Trust	996,117	544,369
CapitaRetail China Trust (b)	316,200	333,079
CDL Hospitality Trusts (b)	422,000	548,139
China Yuchai International, Ltd. (b)	22,453	468,594
Cosco Corp. Singapore, Ltd. (b)	571,000	341,442
Ezion Holdings, Ltd.	408,000	717,377
Ezra Holdings, Ltd. (a)(b)	506,599	551,698
Far East Hospitality Trust	437,000	290,733
First Real Estate Investment Trust	542,000	455,029
Fortune Real Estate Investment Trust (b)	130,000	103,782
Frasers Centrepoint Trust	270,000	376,366
Haw Par Corp., Ltd. (b)	12,986	83,207
Hong Leong Finance, Ltd.	1,643,656	3,579,957
Hyflux, Ltd. (b)	317,000	293,751
LionGold Corp., Ltd. (a)(b)	430,000	57,896
Lippo Malls Indonesia Retail Trust	1,260,000	414,145
M1, Ltd.	308,000	797,687
Mapletree Commercial Trust	580,930	547,526
Mapletree Greater China Commercial Trust	172,000	114,431
Mapletree Industrial Trust	765,239	809,119
OUE, Ltd.	86,000	170,284
Parkway Life Real Estate Investment Trust	258,000	480,200
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	398,000	340,440
Singapore Post, Ltd. (b)	636,000	667,432
Starhill Global REIT	762,000	473,761
Super Group, Ltd.	21,000	63,203
United Engineers, Ltd.	32,000	45,494
Venture Corp., Ltd.	75,000	456,202
Wing Tai Holdings, Ltd. (b)	847,299	1,318,662

		18,117,663

SOUTH KOREA — 6.1%
Able C&C Co., Ltd. (a)(b)	6,799	195,205
Asiana Airlines (a)	170,778	798,588
Binggrae Co., Ltd. (a)	3,768	346,684
Chabio & Diostech Co., Ltd. (a)	31,930	329,783
Chong Kun Dang Pharmaceutical Corp. (a)	3,345	216,164
Chongkundang Holdings Corp. (a)	1,294	51,988
CJ CGV Co., Ltd. (a)	6,370	262,562
CJ E&M Corp. (a)	12,550	362,700
CJ Korea Express Corp. (a)(b)	7,276	689,440
CJ O Shopping Co., Ltd. (a)	1,989	782,143
Com2uSCorp (a)	5,376	128,370
Cosmax, Inc. (a)	7,760	366,180
Daesang Corp. (a)	14,550	529,417
Daum Communications Corp. (a)(b)	16,734	1,331,933
DGB Financial Group, Inc. (a)	70,980	1,109,746
Dong-A Pharmaceutical Co., Ltd. (a)	3,776	527,749
Dong-A ST Co., Ltd. (a)	6,277	591,805
Dongkuk Steel Mill Co., Ltd. (a)(b)	35,740	445,332
Dongsuh Co., Inc.	2,501	39,932
Eugene Investment & Securities Co., Ltd. (a)	177,169	352,542
Fila Korea, Ltd. (a)(b)	6,189	463,288
GemVax & Kael Co., Ltd. (a)(b)	12,091	136,337
Grand Korea Leisure Co., Ltd.	20,100	769,451
Green Cross Corp. (a)	4,545	536,175
GS Engineering & Construction Corp. (a)	18,610	537,836
GS Home Shopping, Inc. (a)	750	218,245
Hana Tour Service, Inc.	18,121	1,110,938
Hanjin Heavy Industries & Construction Co., Ltd. (a)	24,646	281,408
Hanjin Shipping Co., Ltd. (a)	51,938	376,979
Hanmi Pharm Co., Ltd. (a)	7,558	812,842
Hansol Paper Co. (a)	81,169	869,105
Hanwha Securities Co. (a)	122,242	393,825
Hite Jinro Co., Ltd. (a)(b)	28,974	605,369
Humax Co., Ltd. (a)	47,957	547,574
Hyundai Development Co. (a)(b)	41,040	902,192
Hyundai Elevator Co., Ltd. (a)	4,473	202,596
Hyundai Greenfood Co., Ltd. (a)	38,790	617,494
Hyundai Home Shopping Network Corp. (a)	3,621	638,183
Hyundai Securities Co., Ltd. (b)	77,900	431,814
JB Financial Group Co., Ltd. (a)(b)	259,294	1,562,619
Kolao Holdings (a)(b)	7,483	191,799
Kolon Industries, Inc. (a)	4,030	208,880
Korea Investment Holdings Co., Ltd.	24,320	940,215
Korean Air Lines Co., Ltd. (a)	13,640	403,248
Korean Reinsurance Co.	116,798	1,267,198
KT Skylife Co., Ltd. (a)	13,908	389,427
Kumho Tire Co., Inc. (a)	57,250	623,845
LG Fashion Corp. (a)	11,530	368,182
LG Hausys, Ltd. (a)	2,120	284,247
LG Innotek Co., Ltd. (a)(b)	5,010	397,344
LG International Corp. (a)	34,268	933,534
LG Life Sciences, Ltd. (a)(b)	25,571	983,733
LIG Insurance Co., Ltd.	60,970	1,903,597
Lotte Chilsung Beverage Co., Ltd. (a)	405	585,232
Lotte Confectionery Co., Ltd. (a)	50	90,586
LOTTE Himart Co., Ltd. (a)	3,930	325,840
Lotte Samkang Co., Ltd. (a)	676	477,847
LS Industrial Systems Co., Ltd. (a)	10,157	632,316
LS Uplus Corp. (a)	4,330	331,925
Macquarie Korea Infrastructure Fund	105,600	611,376
Mando Corp. (a)	5,090	602,881
Medipost Co., Ltd. (a)(b)	5,174	309,847
Medy-Tox, Inc.	2,300	370,057
MegaStudy Co., Ltd. (a)	5,876	433,733
Melfas, Inc. (a)(b)	13,668	125,108
Meritz Finance Holdings Co., Ltd.	8	51
Meritz Fire & Marine Insurance Co., Ltd.	92,928	1,334,021
Meritz Securities Co., Ltd.	788,457	1,307,433
Mirae Asset Securities Co., Ltd.	16,437	598,077

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Neowiz Games Corp. (a)	10,887	$182,593
NongShim Co., Ltd. (a)	2,531	601,962
Ottogi Corp. (a)	150	56,569
Paradise Co., Ltd. (a)	32,369	811,257
Partron Co., Ltd. (b)	22,740	307,050
Poongsan Corp. (a)	39,503	1,070,532
Samsung Fine Chemicals Co., Ltd. (a)(b)	29,860	1,260,495
Samyang Holdings Corp. (a)	4,500	318,094
SFA Engineering Corp. (a)	29,668	1,155,403
Shinsegae Co., Ltd. (a)	1,120	267,968
SK Broadband Co., Ltd. (a)	155,413	644,271
SK Chemicals Co., Ltd. (a)	32,115	1,679,773
SK Networks Co., Ltd. (a)	28,940	207,312
SM Entertainment Co. (a)(b)	8,318	348,373
STX Offshore & Shipbuilding Co., Ltd. (a)(b)	16,113	102,295
STX Pan Ocean Co., Ltd. (a)(c)	111,599	80,578
Taekwang Industrial Co., Ltd. (a)	486	594,059
Tong Yang Securities, Inc. (b)	88,830	212,532
Woori Investment & Securities Co., Ltd.	3	27
Young Poong Corp. (a)	557	668,706
Youngone Corp. (a)	4,600	185,247
Yuhan Corp. (a)	9,285	1,645,231

		50,904,439

SPAIN — 1.2%
Construcciones y Auxiliar de Ferrocarriles SA	3,672	1,944,493
Faes Farma SA	229,759	835,814
Gamesa Corp. Tecnologica SA (a)	88,600	925,414
NH Hoteles SA (a)	18,090	106,813
Sacyr SA (a)	91,740	476,198
Tubacex SA	251,648	1,002,131
Tubos Reunidos SA	300,669	733,323
Vidrala SA	56,062	2,892,263
Zeltia SA (a)	229,662	731,029

		9,647,478

SWEDEN — 2.8%
AarhusKarlshamn AB	20,477	1,313,568
Avanza Bank Holding AB	2,930	95,346
Axfood AB (b)	16,436	825,818
Axis Communications AB (b)	27,898	972,125
Betsson AB (a)	25,543	811,318
BillerudKorsnas AB	87,897	1,111,953
Clas Ohlson AB (Class B)	7,870	147,962
D. Carnegie Co. & AB (a)(c)	30	0
Fabege AB	85,236	1,019,233
Haldex AB	173,716	1,622,857
Hexpol AB	14,376	1,078,883
Holmen AB (Class B)	7,970	290,254
Indutrade AB	1,380	57,692
Intrum Justitia AB	90,537	2,537,393
JM AB	64,997	1,836,788
Kungsleden AB	168,737	1,134,967
Lindab International AB (a)	3,390	33,464
Loomis AB (Class B)	4,360	103,525
NCC AB (Class B)	15,710	513,426
Net Entertainment NE AB (Class B) (a)	3,290	69,410
New Wave Group AB (Class B)	213,296	1,092,616
Nobia AB	98,883	839,087
Peab AB	17,670	108,261
Saab AB	43,467	1,167,449
Swedish Orphan Biovitrum AB (a)	120,298	1,250,256
Wihlborgs Fastigheter AB	196,222	3,521,095

		23,554,746

SWITZERLAND — 3.0%
Basilea Pharmaceutica AG (a)	13,665	1,619,487
Belimo Holding AG	2,113	5,844,696
Burckhardt Compression Holding AG	290	127,498
Daetwyler Holding AG	15,641	2,179,029
Forbo Holding AG (a)	853	730,855
Gategroup Holding AG (a)	1,410	38,367
Georg Fischer AG (a)	2,617	1,846,481
Implenia AG (a)	1,220	89,235
Kaba Holding AG (Class B) (a)	470	229,094
Kudelski SA	66,555	1,017,764
Kuoni Reisen Holding (Class B) (a)	4,779	2,164,212
Logitech International SA	86,681	1,193,953
Meyer Burger Technology AG (a)	39,110	466,145
Mobimo Holding AG (a)	3,180	665,428
Nobel Biocare Holding AG (a)(b)	75,392	1,178,331
Rieter Holding AG (a)	300	70,872
Schmolz + Bickenbach AG (a)	189,850	234,818
Tecan Group AG	1,120	132,861
Temenos Group AG (a)(b)	74,534	2,111,943
Valiant Holding AG	6,799	610,446
Valora Holding AG	8,729	2,440,999

		24,992,514

UNITED KINGDOM — 12.6%
A.G.BARR PLC	47,335	443,736
Amarin Corp. PLC, ADR (a)(b)	69,630	137,171
APR Energy PLC (b)	3,030	47,675
Atkins WS PLC	40,338	947,362
Aveva Group PLC	33,159	1,188,459
Bellway PLC	77,181	2,006,946
Betfair Group PLC	6,440	115,195
Big Yellow Group PLC	7,470	59,139
Bodycote PLC	215,461	2,390,942
Bovis Homes Group PLC	185,330	2,434,134
Brewin Dolphin Holdings PLC	19,270	97,344
Britvic PLC	187,002	2,144,824
BTG PLC (a)	162,572	1,546,897
Cable & Wireless Communications PLC	1,335,831	1,244,514
Carillion PLC (b)	215,489	1,179,566
Centamin PLC (a)	473,711	349,532
Chemring Group PLC (b)	205,917	763,952
Countrywide PLC	27,530	271,299
Crest Nicholson Holdings plc (a)	24,060	145,490
CSR PLC	153,628	1,608,100
Dairy Crest Group PLC	176,573	1,579,224
Darty PLC	359,265	700,650
De La Rue PLC	38,260	551,936
Dechra Pharmaceuticals PLC	6,990	81,330
Dialight PLC	3,580	50,755
Domino Printing Sciences PLC	8,040	101,869
Domino’s Pizza UK & IRL PLC	56,734	482,044
Dunelm Group PLC	40,597	605,149

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Electrocomponents PLC	41,020	$189,619
Elementis PLC	608,344	2,709,353
EnQuest PLC (a)	305,060	680,074
Enterprise Inns PLC (a)	442,647	1,129,026
esure Group PLC	25,330	104,798
F&C Asset Management PLC	36,970	56,333
Fenner PLC	223,955	1,798,987
Fidessa Group PLC	2,300	85,825
Galliford Try PLC	128,018	2,478,627
Gem Diamonds, Ltd. (a)	98,755	237,575
Genus PLC	34,413	739,244
Go-Ahead Group PLC	5,260	153,155
Grainger PLC	22,290	75,238
Greggs PLC (b)	12,480	88,984
Halfords Group PLC	87,896	649,276
Hansteen Holdings PLC	47,380	84,908
Henderson Group PLC	442,149	1,674,058
Heritage Oil PLC (a)	124,199	305,985
Home Retail Group PLC	371,396	1,180,423
Homeserve PLC	138,965	633,632
Howden Joinery Group PLC	319,767	1,826,108
Hunting PLC	65,029	840,093
Imagination Technologies Group PLC (a)(b)	40,920	120,569
Intermediate Capital Group PLC	174,211	1,211,854
International Personal Finance	216,855	1,788,646
Interserve PLC	190,710	1,967,828
ITE Group PLC	517,765	2,633,529
J.D. Wetherspoon PLC	160,695	2,026,739
Jupiter Fund Management PLC	192,387	1,226,767
Kcom Group PLC	30,410	49,485
Keller Group PLC	100,220	1,907,217
Kier Group PLC	59,061	1,794,992
Laird PLC	204,795	940,239
Londonmetric Property PLC	102,200	234,099
Marston’s PLC	61,540	146,365
Mcbride PLC (a)	149,759	247,418
Michael Page International PLC	271,954	2,198,067
Micro Focus International PLC	74,949	953,351
Mitchells & Butlers PLC (a)	228,390	1,595,924
Mitie Group PLC	506,113	2,664,794
Moneysupermarket.com Group PLC	68,770	205,704
Morgan Crucible Co. PLC	311,859	1,643,038
Morgan Sindall PLC	67,073	838,726
N Brown Group PLC	208,359	1,837,627
National Express Group PLC	208,736	951,418
Northgate PLC	15,760	133,906
Oxford Instruments PLC	3,730	109,162
Pace PLC	184,782	973,835
Paragon Group of Cos PLC	41,130	252,731
PayPoint PLC	106,602	1,785,016
Petra Diamonds, Ltd. (a)	25,810	50,528
Petropavlovsk PLC (b)	77,445	93,315
Premier Farnell PLC	468,846	1,724,663
Premier Foods PLC (a)	146,552	303,408
QinetiQ Group PLC	277,268	996,518
Redrow PLC	306,692	1,584,830
Regus PLC	315,589	1,135,291
Renishaw PLC	19,444	626,370
Restaurant Group PLC	339,381	3,327,628
RPC Group PLC	8,470	82,768
RPS Group PLC	308,869	1,717,320
Salamander Energy PLC (a)	137,623	254,721
Senior PLC	672,674	3,422,563
Shanks Group PLC	422,352	758,979
SIG PLC	319,997	1,121,469
SOCO International PLC (a)	106,065	694,248
Spirent Communications PLC	342,779	589,301
Spirit Pub Co. PLC	337,272	428,730
ST Modwen Properties PLC	8,810	53,595
Stobart Group, Ltd.	16,710	38,470
Stolt-Nielsen, Ltd.	1,510	41,565
SuperGroup PLC (a)	4,820	112,961
SVG Capital PLC (a)	18,440	131,938
Synthomer PLC	130,065	548,244
Ted Baker PLC	1,240	47,031
Telecom Plus PLC	2,540	74,462
Tullett Prebon PLC	257,474	1,605,550
Tyman PLC	12,630	47,799
Ultra Electronics Holdings PLC	52,087	1,663,267
Unite Group PLC	291,567	1,944,186
Vectura Group PLC (a)	18,350	42,549
Victrex PLC	92,335	2,809,319
WH Smith PLC	170,554	2,827,623
Wincanton PLC (a)	234,181	488,706
Workspace Group PLC	6,760	59,116
Xaar PLC	4,400	81,620

		104,966,252

TOTAL COMMON STOCKS —
(Cost $782,953,778)		830,917,139

PREFERRED STOCKS — 0.0% (e)
GERMANY — 0.0% (e)
Jungheinrich AG (Cost $113,619)	1,890	123,172

RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
JB Financial Group Co., Ltd. (expiring 1/8/14) (a)(b)	87,537	112,806
Hanmi Pharm Co., Ltd. (expiring 2/7/14) (a)	731	13,097

SPAIN — 0.0% (e)
Faes Farma SA (expiring 1/10/14) (a)	229,759	13,297

TOTAL RIGHTS —
(Cost $12,561)		139,200

RIGHTS — 0.0% (e)
JAPAN — 0.0% (e)
Nichi-iko Pharmaceutical Co., Ltd. (expiring 1/24/14) (a) (Cost $153,489)	26,200	117,159

SHORT TERM INVESTMENTS — 10.1%
UNITED STATES — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	63,541,551	63,541,551

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	20,710,445	$20,710,445

TOTAL SHORT TERM INVESTMENTS —
(Cost $84,251,996)		84,251,996

TOTAL INVESTMENTS — 110.0%
(Cost $867,485,443)		915,548,666
OTHER ASSETS & LIABILITIES — (10.0)%		(83,405,232)

NET ASSETS — 100.0%		$832,143,434

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
SDR = Swedish Depositary Receipt

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	6.7%
Real Estate Investment Trusts	4.4
Metals & Mining	4.1
Construction & Engineering	4.1
Capital Markets	4.1
Commercial Banks	4.0
Real Estate Management & Development	3.8
Hotels, Restaurants & Leisure	3.6
Electronic Equipment, Instruments & Components	3.5
Specialty Retail	3.5
Chemicals	3.4
Oil, Gas & Consumable Fuels	3.4
Media	3.0
Commercial Services & Supplies	2.9
Auto Components	2.2
Food Products	2.2
Software	2.2
Pharmaceuticals	2.1
Household Durables	1.9
Trading Companies & Distributors	1.7
Building Products	1.6
Health Care Equipment & Supplies	1.6
Electrical Equipment	1.5
Professional Services	1.5
Energy Equipment & Services	1.5
Textiles, Apparel & Luxury Goods	1.4
Semiconductors & Semiconductor Equipment	1.4
Beverages	1.4
Biotechnology	1.3
Industrial Conglomerates	1.1
Road & Rail	1.0
IT Services	1.0
Marine	1.0
Transportation Infrastructure	0.9
Containers & Packaging	0.9
Internet Software & Services	0.9
Communications Equipment	0.8
Construction Materials	0.8
Internet & Catalog Retail	0.8
Insurance	0.8
Consumer Finance	0.7
Gas Utilities	0.7
Health Care Providers & Services	0.7
Multiline Retail	0.7
Aerospace & Defense	0.7
Paper & Forest Products	0.6
Food & Staples Retailing	0.6
Thrifts & Mortgage Finance	0.5
Diversified Consumer Services	0.5
Air Freight & Logistics	0.5
Diversified Financial Services	0.4
Leisure Equipment & Products	0.4
Distributors	0.4
Independent Power Producers & Energy Traders	0.4
Wireless Telecommunication Services	0.4
Life Sciences Tools & Services	0.3
Diversified Telecommunication Services	0.3
Household Products	0.2
Computers & Peripherals	0.2
Airlines	0.2
Multi-Utilities	0.2
Electric Utilities	0.1
Automobiles	0.1
Health Care Technology	0.1
Personal Products	0.0	***
Water Utilities	0.0	***
Office Electronics	0.0	***
Short Term Investment	10.1
Other Assets & Liabilities	(10.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.00% of net assets, TT Hellenic Postbank SA, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Great Basin Gold, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.00% of net assets, Poseidon Concepts Corp., which was Level 2 and part of the Energy Equipment & Services Industry, representing 0.00% of net assets, STX Pan Ocean Co., Ltd., which was Level 2 and part of the Marine Industry, representing 0.01% of net assets, Sequana, which was Level 2 and part of the Paper & Forest Products Industry, representing 0.00% of net assets, Tessenderlo Chemie NV, which was Level 3 and part of the Chemicals Industry, representing 0.01% of net assets, and D. Carnegie Co. & AB, which was Level 2 and part of the Diversified Financial Services Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 12.9%
Abacus Property Group	2,905,018	$6,029,618
Astro Japan Property Group (a)	748,658	2,310,764
BWP Trust (a)	37,358,911	9,695,452
CFS Retail Property Trust Group (a)	25,514,576	44,397,749
Charter Hall Retail REIT (a)	3,132,094	10,059,635
Commonwealth Property Office Fund (a)	20,521,683	22,857,847
Dexus Property Group	48,446,392	43,559,260
Goodman Group	15,651,594	66,232,737
GPT Group (a)	16,109,102	49,000,808
Investa Office Fund	6,308,956	17,666,675
Westfield Group	20,119,267	181,616,922
Westfield Retail Trust	31,002,938	82,378,198

		535,805,665

AUSTRIA — 1.8%
Atrium European Real Estate, Ltd. (a)(b)	1,829,698	10,538,748
CA Immobilien Anlagen AG (a)(b)	739,034	13,116,368
IMMOFINANZ AG (b)	10,936,869	50,757,286

		74,412,402

BELGIUM — 0.8%
Befimmo SA (a)	182,168	12,663,873
Cofinimmo (a)	163,827	20,260,644

		32,924,517

BRAZIL — 0.8%
BR Malls Participacoes SA	4,702,640	33,985,382

CANADA — 10.5%
Artis REIT	644,318	9,011,356
Boardwalk REIT	263,488	14,842,124
Brookfield Asset Management, Inc. (Class A) (a)	5,852,652	227,055,356
Brookfield Office Properties, Inc. (c)	291,523	5,611,818
Brookfield Office Properties, Inc. (a)(c)	2,265,169	43,597,841
Calloway REIT	674,827	15,979,903
Canadian Apartment Properties REIT	561,679	11,233,580
Canadian REIT	345,389	14,098,373
Chartwell Retirement Residences	879,053	8,265,167
Crombie Real Estate Investment Trust (c)	270,074	3,450,924
Crombie Real Estate Investment Trust (c)	285,329	3,636,098
First Capital Realty, Inc. (a)	983,856	16,399,143
H&R REIT	1,358,140	27,354,537
RioCan REIT	1,519,269	35,418,629

		435,954,849

CHINA — 2.4%
Hongkong Land Holdings, Ltd.	12,174,000	71,826,600
Kerry Properties, Ltd.	7,581,170	26,301,270

		98,127,870

FRANCE — 9.4%
Fonciere Des Regions (a)	454,235	39,276,034
Gecina SA	270,697	35,819,843
Klepierre	1,007,141	46,747,687
Mercialys SA	576,520	12,114,835
Unibail-Rodamco SE	1,003,328	257,497,203

		391,455,602

HONG KONG — 7.7%
Champion REIT (a)	26,950,174	11,921,857
Hang Lung Group, Ltd.	8,761,808	44,239,856
Hang Lung Properties, Ltd.	23,637,755	74,689,666
Hysan Development Co., Ltd.	7,227,846	31,134,619
Kerry Logistics Network, Ltd. (b)	11,250	15,989
Prosperity REIT	12,298,000	3,584,521
The Link REIT	23,913,855	115,964,655
Wheelock & Co., Ltd.	8,371,545	38,490,483

		320,041,646

ITALY — 0.1%
Beni Stabili SpA (a)	8,539,104	5,765,563

JAPAN — 23.0%
Activia Properties, Inc. (a)	2,344	18,487,950
Aeon Mall Co., Ltd.	1,173,140	32,937,883
Daibiru Corp.	584,000	7,151,020
Daiwa Office Investment Corp. (a)	2,424	11,335,293
Frontier Real Estate Investment Corp. (a)	4,744	23,470,625
Fukuoka REIT Corp. (a)	1,216	9,857,114
Global One Real Estate Investment Co., Ltd.	953	6,482,993
Hankyu REIT, Inc.	963	5,011,760
Heiwa Real Estate Co., Ltd.	363,300	6,311,648
Hulic Co., Ltd.	3,943,390	58,341,387
Japan Excellent, Inc.	11,715	13,743,014
Japan Prime Realty Investment Corp. (a)	7,725	24,768,803
Japan Real Estate Investment Corp.	12,294	65,970,373
Japan Retail Fund Investment Corp.	22,590	46,037,562
Kenedix Realty Investment Corp.	3,048	14,485,286
Mitsui Fudosan Co., Ltd.	9,121,000	328,461,872
Mori Hills REIT Investment Corp. (a)	2,467	16,383,293
Mori Trust Sogo REIT, Inc. (a)	1,979	15,778,526
Nippon Building Fund, Inc. (a)	14,322	83,393,407
Nomura Real Estate Office Fund, Inc.	3,833	17,832,996
NTT Urban Development Corp.	1,113,531	12,808,705
Orix JREIT, Inc.	15,954	19,990,883
Premier Investment Corp.	2,019	7,818,210
Tokyu Fudosan Holdings Corp. (b)	5,371,500	50,594,977
Tokyu REIT, Inc. (a)	1,934	11,942,020
Top REIT, Inc.	1,608	7,557,699
United Urban Investment Corp.	24,510	35,282,460

		952,237,759

NETHERLANDS — 2.1%
Corio NV	1,012,741	45,458,607
Eurocommercial Properties NV	374,143	15,909,878
VastNed Retail NV (a)	198,418	9,018,428
Wereldhave NV (a)	222,725	17,545,690

		87,932,603

NEW ZEALAND — 0.7%
Argosy Property, Ltd.	7,881,878	5,935,769
Goodman Property Trust	10,228,436	8,292,237

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Kiwi Income Property Trust (a)	9,947,690	$8,842,442
Precinct Properties	8,612,840	7,017,910

		30,088,358

PHILIPPINES — 1.4%
Ayala Land, Inc.	58,375,700	32,553,339
SM Prime Holdings, Inc.	74,394,000	24,606,634

		57,159,973

SINGAPORE — 7.7%
Ascendas REIT	21,017,831	36,622,230
Cambridge Industrial Trust	11,407,850	6,234,292
CapitaCommercial Trust (a)	23,106,676	26,536,259
CapitaLand, Ltd. (a)	25,994,999	62,383,056
CapitaMall Trust	26,725,168	40,322,703
Frasers Commercial Trust (a)	4,982,304	5,011,505
Global Logistic Properties, Ltd.	31,522,000	72,151,576
Guocoland, Ltd. (a)	3,442,666	6,162,225
Mapletree Logistics Trust	15,040,526	12,567,523
Singapore Land, Ltd. (a)	868,000	5,774,751
Starhill Global REIT	14,407,482	8,957,606
Suntec REIT (a)	23,317,351	28,440,298
United Industrial Corp., Ltd.	2,750,000	6,468,795

		317,632,819

SOUTH AFRICA — 1.6%
Capital Property Fund	16,506,846	16,784,620
Fountainhead Property Trust	11,890,240	8,400,790
Growthpoint Properties, Ltd.	13,903,511	32,230,791
SA Corporate Real Estate Fund	13,891,033	5,291,822
Sycom Property Fund	1,490,684	3,541,064

		66,249,087

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	35,998	0

SWEDEN — 2.2%
Castellum AB	1,770,223	27,589,967
Fabege AB	1,444,204	17,269,465
Great Portland Estates PLC	3,541,784	35,137,794
Kungsleden AB	1,424,475	9,581,372

		89,578,598

SWITZERLAND — 2.0%
PSP Swiss Property AG (b)	396,768	33,683,009
Swiss Prime Site AG (b)	623,485	48,407,982

		82,090,991

THAILAND — 0.4%
Central Pattana PCL	13,836,637	17,264,215

UNITED KINGDOM — 12.3%
Big Yellow Group PLC	1,285,017	10,173,312
British Land Co. PLC	10,290,502	107,204,447
Capital & Counties Properties PLC	6,826,115	37,218,513
Derwent London PLC	882,067	36,450,015
Grainger PLC	4,273,627	14,425,351
Hammerson PLC	7,347,781	61,092,165
Intu Properties PLC (a)	6,979,257	35,822,539
Land Securities Group PLC	7,984,288	127,412,931
Segro PLC	7,644,441	42,288,063
Shaftesbury PLC	2,587,611	26,871,513
Workspace Group PLC	1,098,311	9,604,723

		508,563,572

TOTAL COMMON STOCKS —
(Cost $3,610,789,847)		4,137,271,471

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	157,953,207	157,953,207
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	90,245,390	90,245,390

TOTAL SHORT TERM INVESTMENTS —
(Cost $248,198,597)		248,198,597

TOTAL INVESTMENTS — 105.8%
(Cost $3,858,988,444)		4,385,470,068
OTHER ASSETS & LIABILITIES — (5.8)%		(239,717,329)

NET ASSETS — 100.0%		$4,145,752,739

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	59.7%
Real Estate Management & Development	40.1
Air Freight & Logistics	0.0 ***
Short Term Investment	6.0
Other Assets & Liabilities	(5.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.0%
Macquarie Atlas Roads Group	136,967	$336,978
Qube Holdings Ltd.	221,778	410,716
Sydney Airport	322,014	1,094,741
Transurban Group (a)	561,118	3,433,708

		5,276,143

BRAZIL — 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	17,216	195,229
Companhia Energetica de Minas Gerais ADR (a)	27,358	213,119
CPFL Energia SA ADR (a)	5,653	90,505
Ultrapar Participacoes SA ADR	32,919	778,534

		1,277,387

CANADA — 10.6%
AltaGas, Ltd. (a)	9,520	365,299
Enbridge, Inc.	65,785	2,873,489
Gibson Energy, Inc. (a)	9,737	251,100
Pembina Pipeline Corp. (a)	24,680	869,201
Teekay Corp.	3,000	144,030
TransCanada Corp. (a)	56,289	2,571,546
Veresen, Inc. (a)	16,118	216,474
Westshore Terminals Investment Corp.	24,159	786,958

		8,078,097

CHILE — 0.7%
Empresa Nacional de Electricidad SA ADR	5,492	244,833
Enersis SA ADR	19,228	288,228

		533,061

CHINA — 0.4%
China Longyuan Power Group Corp. (Class H)	147,000	189,396
Huaneng Power International Inc, ADR (a)	3,882	140,723

		330,119

FRANCE — 7.4%
Aeroports de Paris	14,237	1,618,474
GDF Suez	75,898	1,787,857
Groupe Eurotunnel SA	208,259	2,192,454

		5,598,785

GERMANY — 5.3%
E.ON AG	99,950	1,847,595
Fraport AG Frankfurt Airport Services Worldwide (a)	13,619	1,020,699
Hamburger Hafen und Logistik AG	9,395	230,177
RWE AG	24,418	895,172

		3,993,643

HONG KONG — 4.0%
China Gas Holdings, Ltd.	120,000	176,431
China Merchants Holdings International Co., Ltd.	438,909	1,601,950
China Resources and Transportation Group, Ltd. (b)	4,900,000	214,864
China Resources Power Holdings Co., Ltd.	92,000	218,083
COSCO Pacific, Ltd. (a)	607,414	833,517

		3,044,845

ITALY — 6.2%
Ansaldo STS SpA	40,817	441,514
Atlantia SpA (a)	117,794	2,647,344
Enel SpA	324,035	1,417,203
Societa Iniziative Autostradali e Servizi SpA	23,546	234,092

		4,740,153

JAPAN — 3.8%
Japan Airport Terminal Co., Ltd. (a)	27,400	619,925
Kamigumi Co., Ltd.	98,000	898,835
Mitsubishi Logistics Corp. (a)	63,000	995,604
The Sumitomo Warehouse Co., Ltd.	58,000	334,960

		2,849,324

MEXICO — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,858	790,743
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	7,654	953,918

		1,744,661

NETHERLANDS — 0.4%
Koninklijke Vopak NV	5,340	312,873

NEW ZEALAND — 1.5%
Auckland International Airport, Ltd.	383,137	1,113,154

NORWAY — 0.2%
Golar LNG, Ltd. (a)	3,483	126,398

RUSSIA — 0.1%
Federal Hydrogenerating Co. JSC ADR	52,999	91,476

SINGAPORE — 3.1%
Hutchison Port Holdings Trust (a)	2,045,000	1,380,375
SATS Ltd. (a)	242,000	619,087
SIA Engineering Co., Ltd.	94,000	376,715

		2,376,177

SPAIN — 6.1%
Abertis Infraestructuras SA (a)	139,317	3,100,344
Iberdrola SA	240,454	1,535,731

		4,636,075

SWITZERLAND — 1.1%
Flughafen Zuerich AG	1,440	844,392

UNITED KINGDOM — 7.8%
BBA Aviation PLC	181,446	963,466
Centrica PLC	259,482	1,494,299
National Grid PLC	181,740	2,371,933
Scottish & Southern Energy PLC	47,851	1,085,768

		5,915,466

UNITED STATES — 29.9%
American Electric Power Co., Inc. (a)	24,277	1,134,707
Cheniere Energy, Inc. (b)	17,722	764,173
Consolidated Edison, Inc. (a)	14,656	810,184
Dominion Resources, Inc.	28,921	1,870,899
Duke Energy Corp.	35,266	2,433,707
Exelon Corp. (a)	42,736	1,170,539
FirstEnergy Corp.	20,842	687,369
Kinder Morgan, Inc.	53,639	1,931,004

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

NextEra Energy, Inc.	21,222	$1,817,027
PG&E Corp. (a)	22,263	896,754
PPL Corp. (a)	31,559	949,610
Public Service Enterprise Group, Inc.	25,222	808,113
SemGroup Corp.(Class A)	3,429	223,674
Sempra Energy (a)	11,365	1,020,122
Southern Co.	43,696	1,796,342
Spectra Energy Corp.	53,287	1,898,083
The Williams Cos., Inc.	54,396	2,098,054
Wesco Aircraft Holdings, Inc. (a)(b)	15,816	346,687

		22,657,048

TOTAL COMMON STOCKS —
(Cost $77,480,764)		75,539,277

SHORT TERM INVESTMENTS — 14.4%
UNITED STATES — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,637,967	9,637,967
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	1,297,614	1,297,614

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,935,581)		10,935,581

TOTAL INVESTMENTS — 114.0%
(Cost $88,416,345)		86,474,858
OTHER ASSETS & LIABILITIES — (14.0)%		(10,598,141)

NET ASSETS — 100.0%		$75,876,717

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Transportation Infrastructure	40.3%
Oil, Gas & Consumable Fuels	20.3
Electric Utilities	19.2
Multi-Utilities	18.3
Independent Power Producers & Energy Traders	1.0
Water Utilities	0.3
Gas Utilities	0.2
Short Term Investment	14.4
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 9.3%
Amcor, Ltd.	740,023	$6,984,747
BHP Billiton, Ltd.	691,014	23,486,004
Fortescue Metals Group, Ltd. (a)	536,981	2,795,985
Newcrest Mining, Ltd.	243,602	1,699,920
Orora, Ltd. (b)	747,424	775,672
Rio Tinto, Ltd.	137,698	8,399,194
Woodside Petroleum, Ltd.	63,933	2,224,988

		46,366,510

BRAZIL — 2.5%
Fibria Celulose SA ADR (a)(b)	137,187	1,602,344
Gerdau SA ADR	282,055	2,211,311
Petroleo Brasileiro SA ADR	149,860	2,065,071
Vale SA ADR (a)	411,618	6,277,175

		12,155,901

CANADA — 12.3%
Agrium, Inc.	90,125	8,242,302
Barrick Gold Corp.	367,945	6,486,870
Canadian Natural Resources, Ltd. (a)	110,289	3,730,623
First Quantum Minerals, Ltd.	187,186	3,371,991
Goldcorp, Inc.	256,574	5,563,732
Imperial Oil, Ltd. (a)	26,011	1,151,584
Kinross Gold Corp.	364,573	1,595,543
Potash Corp. of Saskatchewan, Inc. (a)	531,899	17,531,391
Silver Wheaton Corp.	111,889	2,258,841
Suncor Energy, Inc.	152,250	5,336,273
Teck Resources, Ltd. (Class B) (a)	147,361	3,834,853
Yamana Gold, Inc.	240,318	2,071,824

		61,175,827

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	58,157	1,505,103

CHINA — 0.5%
PetroChina Co., Ltd.	2,102,000	2,304,304

COLOMBIA — 0.2%
Ecopetrol SA, ADR (a)	24,872	956,328

FINLAND — 1.8%
Stora Enso Oyj	349,011	3,508,308
UPM-Kymmene Oyj	321,936	5,447,550

		8,955,858

FRANCE — 3.0%
Total SA	240,163	14,736,424

GERMANY — 1.3%
K+S AG (a)	105,546	3,254,154
ThyssenKrupp AG (b)	121,802	2,969,037

		6,223,191

HONG KONG — 0.6%
CNOOC, Ltd.	1,612,000	2,997,909

INDIA — 0.5%
Reliance Industries, Ltd. GDR (c)	79,633	2,312,542

ISRAEL — 0.4%
Israel Chemicals, Ltd.	263,663	2,197,571

ITALY — 1.3%
ENI SpA	272,871	6,576,283

JAPAN — 3.5%
JFE Holdings, Inc.	183,300	4,363,414
Nippon Steel Corp.	3,004,000	10,060,492
OJI Paper Co., Ltd.	611,000	3,133,333

		17,557,239

LUXEMBOURG — 1.1%
ArcelorMittal	305,122	5,453,142

NETHERLANDS — 0.4%
Nutreco NV	43,001	2,139,633

NORWAY — 1.5%
StatoilHydro ASA	106,644	2,583,988
Yara International ASA	109,272	4,700,955

		7,284,943

PERU — 0.4%
Southern Copper Corp.	62,115	1,783,322

RUSSIA — 3.8%
Gazprom OAO ADR	589,797	5,042,764
Lukoil OAO ADR (d)	48,072	3,002,096
Lukoil OAO ADR (d)	3,605	227,548
MMC Norilsk Nickel OJSC ADR	179,827	2,988,725
Novolipetsk Steel OJSC GDR	26,781	452,331
Rosneft Oil Co. GDR	105,060	800,032
Surgutneftegas OJSC ADR	97,123	839,143
Uralkali OJSC GDR	208,470	5,545,302

		18,897,941

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd. (a)	4,085,000	1,763,286
Wilmar International, Ltd. (a)	1,529,000	4,141,597

		5,904,883

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR	50,437	2,494,110

SOUTH KOREA — 1.5%
POSCO ADR	98,079	7,650,162

SPAIN — 0.4%
Repsol YPF SA (a)	84,397	2,130,521

SWITZERLAND — 4.6%
Syngenta AG	57,139	22,820,906

UNITED KINGDOM — 14.3%
Anglo American PLC	439,327	9,604,780
Antofagasta PLC	122,687	1,674,370
BG Group PLC	344,713	7,407,823
BP PLC	1,898,787	15,348,508
Fresnillo PLC	54,095	667,929
Glencore Xstrata PLC (b)	3,496,200	18,107,135
Mondi PLC	225,073	3,899,246
Polyus Gold International, Ltd. (a)	212,878	700,751
Royal Dutch Shell PLC (Class A)	385,520	13,811,124

		71,221,666

UNITED STATES — 32.3%
Alcoa, Inc. (a)	337,686	3,589,602
Anadarko Petroleum Corp.	34,200	2,712,744
Apache Corp.	27,485	2,362,061
Archer-Daniels-Midland Co.	214,042	9,289,423
Bunge, Ltd.	47,731	3,919,192
CF Industries Holdings, Inc.	18,635	4,342,700
Chevron Corp.	131,714	16,452,396

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ConocoPhillips	83,404	$5,892,493
Devon Energy Corp.	26,230	1,622,850
EOG Resources, Inc.	18,603	3,122,327
Exxon Mobil Corp.	257,520	26,061,024
Freeport-McMoRan Copper & Gold, Inc.	328,014	12,379,248
International Paper Co.	144,814	7,100,230
MeadWestvaco Corp. (a)	58,170	2,148,218
Monsanto Co.	173,172	20,183,197
Newmont Mining Corp. (a)	157,136	3,618,842
Nucor Corp. (a)	100,471	5,363,142
Occidental Petroleum Corp.	54,926	5,223,463
Packaging Corp. of America	31,851	2,015,531
Phillips 66	41,617	3,209,919
Plum Creek Timber Co., Inc. (a)	56,819	2,642,652
Rayonier, Inc.	40,886	1,721,301
Rock-Tenn Co. (Class A)	23,383	2,455,449
Sealed Air Corp.	63,539	2,163,503
The Mosaic Co. (a)	110,569	5,226,597
Weyerhaeuser Co.	189,623	5,986,398

		160,804,502

TOTAL COMMON STOCKS —
(Cost $495,815,447)		494,606,721

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 1/9/14) (a)(b) (Cost $55,034)	84,397	57,682

SHORT TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	17,500,686	17,500,686
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	5,584,319	5,584,319

TOTAL SHORT TERM INVESTMENTS —
(Cost $23,085,005)		23,085,005

TOTAL INVESTMENTS — 104.1%
(Cost $518,955,486)		517,749,408
OTHER ASSETS & LIABILITIES — (4.1)%		(20,588,928)

NET ASSETS — 100.0%		$497,160,480

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	36.7%
Metals & Mining	28.8
Chemicals	19.4
Paper & Forest Products	6.1
Food Products	4.3
Containers & Packaging	3.3
Real Estate Investment Trusts	0.9
Short Term Investment	4.6
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 5.8%
Alumina, Ltd. (a)(b)	247,646	$247,035
Amcor, Ltd.	124,417	1,174,317
AMP, Ltd.	84,423	331,572
Australia & New Zealand Banking Group, Ltd.	79,124	2,281,506
BHP Billiton, Ltd.	112,328	3,817,775
Boral, Ltd. (b)	162,755	694,553
Brambles, Ltd.	61,189	500,896
CFS Retail Property Trust Group	188,258	327,587
Coca-Cola Amatil, Ltd.	85,175	916,707
Commonwealth Bank of Australia	43,486	3,026,788
CSL, Ltd.	22,236	1,371,851
Fortescue Metals Group, Ltd. (b)	68,596	357,170
Iluka Resources, Ltd. (b)	13,600	105,003
Insurance Australia Group, Ltd.	90,225	469,789
Lend Lease Group	77,298	770,383
Macquarie Group, Ltd.	21,717	1,068,030
National Australia Bank, Ltd.	48,450	1,509,733
Newcrest Mining, Ltd.	20,059	139,977
Origin Energy, Ltd.	68,102	857,249
Orora, Ltd. (a)	127,999	132,837
Qantas Airways, Ltd. (a)	24,825	24,320
QBE Insurance Group, Ltd.	29,385	302,590
Rio Tinto, Ltd.	10,594	646,204
Santos, Ltd.	59,813	782,876
Sonic Healthcare, Ltd.	29,495	437,508
Suncorp Group, Ltd.	88,150	1,033,110
Sydney Airport	23,661	80,440
Toll Holdings, Ltd.	16,541	84,055
Transurban Group	37,028	226,589
Wesfarmers, Ltd. (b)	17,179	676,859
Westfield Group	47,467	428,485
Westpac Banking Corp.	66,339	1,921,758
Woodside Petroleum, Ltd.	21,279	740,549
Woolworths, Ltd.	38,384	1,162,417

		28,648,518

AUSTRIA — 0.3%
Erste Group Bank AG	17,059	595,418
OMV AG	7,976	382,360
Raiffeisen International Bank-Holding AG (b)	10,625	375,095
Telekom Austria AG	16,291	123,555

		1,476,428

BELGIUM — 0.8%
Ageas	12,601	537,402
Anheuser-Busch InBev NV	16,982	1,807,910
Delhaize Group	3,600	214,299
KBC Groep NV	10,330	587,161
Solvay SA	3,188	505,184
UCB SA	5,351	399,196

		4,051,152

BRAZIL — 1.9%
AMBEV SA ADR	204,847	1,505,626
Banco Bradesco SA Preference Shares ADR (b)	77,753	974,245
Companhia Energetica de Minas Gerais ADR (b)	74,970	584,016
Companhia Siderurgica Nacional SA ADR (b)	50,375	312,325
Gerdau SA ADR	75,079	588,619
Itau Unibanco Holding SA Preference Shares ADR	112,198	1,522,527
Petroleo Brasileiro SA ADR (b)	131,504	1,931,794
Tim Participacoes SA ADR	8,183	214,722
Vale SA ADR (b)	16,777	255,849
Vale SA Preference Shares ADR	110,565	1,549,016

		9,438,739

CANADA — 7.4%
Agnico-Eagle Mines, Ltd.	4,494	118,557
Agrium, Inc.	5,910	540,494
Bank of Montreal	19,140	1,275,580
Bank of Nova Scotia	30,012	1,876,421
Barrick Gold Corp.	32,323	569,189
Blackberry, Ltd. (a)	16,451	122,318
Brookfield Asset Management, Inc. (Class A)	19,914	772,569
Brookfield Office Properties, Inc. (b)	33,305	641,023
Cameco Corp. (b)	13,332	276,553
Canadian Imperial Bank of Commerce (b)	11,850	1,011,795
Canadian National Railway Co.	34,218	1,950,345
Canadian Natural Resources, Ltd. (b)	37,166	1,257,173
Canadian Pacific Railway, Ltd.	7,966	1,204,459
Canadian Tire Corp., Ltd. (Class A) (b)	5,910	553,398
Cenovus Energy, Inc.	25,872	740,244
Eldorado Gold Corp.	17,060	96,821
Enbridge, Inc.	32,083	1,401,385
EnCana Corp. (b)	26,008	469,490
Enerplus Corp. (b)	10,459	189,985
First Quantum Minerals, Ltd.	12,139	218,673
Gildan Activewear, Inc.	13,947	743,096
Goldcorp, Inc.	23,850	517,180
Husky Energy, Inc.	13,476	427,427
IGM Financial, Inc. (b)	11,245	593,630
Imperial Oil, Ltd.	15,122	669,495
Kinross Gold Corp.	29,962	131,128
Loblaw Cos., Ltd. (b)	10,742	428,467
Manulife Financial Corp.	47,374	934,550
National Bank of Canada (b)	10,263	853,785
New Gold, Inc. (a)	16,925	88,568
Onex Corp.	18,789	1,014,164
Penn West Petroleum, Ltd. (b)	14,334	119,664
Potash Corp. of Saskatchewan, Inc.	32,283	1,064,048
Rogers Communications, Inc. (Class B) (b)	16,044	725,868
Royal Bank of Canada (b)	37,896	2,546,968
Shaw Communications, Inc. (Class B) (b)	17,194	418,320
Shoppers Drug Mart Corp. (b)	10,817	592,415
Silver Wheaton Corp.	10,772	217,468
SNC-Lavalin Group, Inc.	14,168	637,260
Sun Life Financial, Inc.	19,128	675,466
Suncor Energy, Inc.	37,686	1,320,872
Talisman Energy, Inc.	42,119	489,571
Teck Resources, Ltd. (Class B) (b)	24,016	624,981
TELUS Corp.	17,429	599,722
The Toronto-Dominion Bank	23,927	2,254,430

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Thomson Reuters Corp. (b)	18,894	$714,327
TransAlta Corp. (b)	20,546	260,668
TransCanada Corp. (b)	20,224	923,927
Valeant Pharmaceuticals International, Inc. (a)	6,163	722,855
Yamana Gold, Inc.	20,394	175,820

		36,772,612

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR (b)	16,788	748,409
Enersis SA ADR	51,769	776,017
Sociedad Quimica y Minera de Chile SA ADR (b)	3,939	101,942

		1,626,368

CHINA — 2.5%
Agricultural Bank of China, Ltd.	799,000	392,609
Bank of China, Ltd.	2,379,436	1,095,546
Bank of Communications Co., Ltd. (b)	472,710	333,480
China Construction Bank Corp.	1,749,720	1,320,118
China COSCO Holdings Co., Ltd. (a)(b)	339,295	165,408
China Life Insurance Co., Ltd.	276,000	863,195
China Merchants Bank Co., Ltd. (b)	199,014	424,016
China Petroleum & Chemical Corp.	911,800	744,374
China Shenhua Energy Co., Ltd.	67,500	212,849
China Telecom Corp., Ltd.	814,000	411,527
Hengan International Group Co., Ltd.	34,500	407,571
Huaneng Power International, Inc.	560,000	506,284
Industrial & Commercial Bank of China	1,889,045	1,276,620
PetroChina Co., Ltd.	696,000	762,986
PICC Property & Casualty Co., Ltd.	160,964	238,734
Ping An Insurance Group Co. of China, Ltd.	69,000	618,030
Tencent Holdings, Ltd.	27,900	1,779,699
Tingyi Cayman Islands Holding Corp.	136,000	392,894
Wumart Stores, Inc. (b)	64,000	104,001
Yanzhou Coal Mining Co., Ltd. (b)	134,000	122,356
Zijin Mining Group Co., Ltd. (Class H) (b)	688,000	147,294

		12,319,591

COLOMBIA — 0.1%
BanColombia SA ADR	5,118	250,884

DENMARK — 1.0%
A P Moller — Maersk A/S	69	750,014
Danske Bank A/S (a)	23,312	535,641
DSV A/S	17,917	588,397
Novo Nordisk A/S (Class B)	16,844	3,092,469

		4,966,521

FINLAND — 1.1%
Elisa Oyj	11,454	303,981
Fortum Oyj	17,069	391,141
Kone Oyj (Class B) (b)	26,214	1,184,787
Metso Oyj (b)	9,053	386,961
Neste Oil Oyj (b)	10,964	217,100
Nokia Oyj (a)	72,839	584,145
Sampo Oyj (Class A)	18,228	897,189
Stora Enso Oyj	46,485	467,274
UPM-Kymmene Oyj (b)	29,335	496,384
Wartsila Oyj (b)	8,241	406,193

		5,335,155

FRANCE — 6.6%
Accor SA	8,231	389,027
Air Liquide SA	10,712	1,517,389
Alstom SA	7,337	267,663
AXA SA	46,628	1,298,513
BNP Paribas	29,584	2,309,352
Bouygues SA (b)	7,826	295,693
Cap Gemini SA	5,403	365,776
Carrefour SA	20,889	829,267
Credit Agricole SA (a)	26,219	336,175
Danone	17,640	1,271,744
Essilor International SA	11,150	1,187,340
France Telecom SA	61,508	762,794
GDF Suez	32,277	760,318
Kering	4,576	968,840
L’Oreal SA	9,007	1,584,909
Lagardere SCA	6,235	232,143
LVMH Moet Hennessy Louis Vuitton SA	7,329	1,339,126
Pernod Ricard SA	6,396	729,835
Publicis Groupe SA	8,320	762,507
Renault SA	14,596	1,175,579
Sanofi	32,280	3,430,314
Schneider Electric SA	16,761	1,464,274
Societe Generale	19,893	1,157,316
Sodexo	4,858	492,952
Technip SA	5,065	487,575
Total SA	66,796	4,098,609
Unibail-Rodamco SE	2,427	622,873
Vallourec SA	3,561	194,312
Veolia Environnement SA	14,053	229,564
Vinci SA	17,529	1,152,632
Vivendi SA	42,647	1,125,651

		32,840,062

GERMANY — 6.9%
Adidas AG	10,474	1,337,040
Allianz SE	13,969	2,509,052
BASF SE	29,105	3,107,753
Bayer AG	22,848	3,209,732
Bayerische Motoren Werke AG	9,045	1,062,144
Commerzbank AG (a)	20,575	331,994
Daimler AG	29,297	2,539,260
Deutsche Bank AG	24,833	1,186,531
Deutsche Boerse AG	8,861	735,043
Deutsche Lufthansa AG (a)	12,815	272,293
Deutsche Post AG	34,213	1,249,310
Deutsche Telekom AG	93,010	1,593,067
E.ON AG	59,431	1,098,593
Fresenius Medical Care AG & Co. KGaA	9,628	686,297
Linde AG	4,380	917,685
MAN SE	4,992	613,926
Merck KGaA	3,536	634,634
Metro AG	6,304	305,768
Muenchener Rueckversicherungs- Gesellschaft AG	7,035	1,552,474
OSRAM Licht AG (a)	2,587	146,155

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

RWE AG	15,326	$561,856
SAP AG	29,452	2,528,750
Siemens AG	26,643	3,645,205
ThyssenKrupp AG (a)	12,556	306,064
Volkswagen AG	3,971	1,077,405
Volkswagen AG Preference Shares	3,933	1,106,386

		34,314,417

HONG KONG — 3.7%
AIA Group, Ltd.	332,600	1,668,630
Bank of East Asia, Ltd. (b)	246,886	1,045,972
Belle International Holdings, Ltd. (b)	204,000	235,999
Cheung Kong Holdings, Ltd.	69,000	1,089,228
China Mengniu Dairy Co., Ltd.	66,000	313,242
China Merchants Holdings International Co., Ltd.	141,588	516,774
China Mobile, Ltd.	209,000	2,167,158
China Overseas Land & Investment, Ltd. (b)	140,000	393,616
China Resources Enterprise, Ltd. (b)	136,000	451,652
China Unicom (Hong Kong), Ltd.	272,000	406,926
Citic Pacific, Ltd. (b)	140,000	214,141
CNOOC, Ltd.	627,217	1,166,464
COSCO Pacific, Ltd. (b)	297,752	408,587
Esprit Holdings, Ltd. (a)	6	12
Hang Lung Properties, Ltd.	140,000	442,367
Henderson Land Development Co., Ltd.	75,908	433,201
Hong Kong & China Gas Co., Ltd.	539,151	1,236,318
Hong Kong Exchanges and Clearing, Ltd.	57,205	953,939
Hutchison Whampoa, Ltd.	69,000	937,946
Li & Fung, Ltd. (b)	280,000	361,116
New World Development Co., Ltd. (b)	435,701	550,122
Sands China, Ltd.	83,600	683,032
Shangri-La Asia, Ltd.	138,333	269,753
Sun Hung Kai Properties, Ltd. (b)	73,030	926,326
Swire Pacific, Ltd.	69,000	808,912
The Link REIT	177,473	860,614

		18,542,047

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	4,304	288,973

INDIA — 1.4%
Dr. Reddy’s Laboratories, Ltd. ADR	27,858	1,143,014
HDFC Bank, Ltd. ADR	41,897	1,442,933
ICICI Bank, Ltd. ADR (b)	30,684	1,140,524
Infosys Technologies, Ltd. ADR	19,395	1,097,757
Mahindra & Mahindra, Ltd. GDR	12,123	169,722
Reliance Industries, Ltd. GDR (c)	34,650	1,006,236
Tata Motors, Ltd. ADR	38,565	1,187,802

		7,187,988

INDONESIA — 0.6%
Astra Agro Lestari Tbk PT	98,500	203,151
Astra International Tbk PT	1,429,500	798,735
Bank Central Asia Tbk PT	244,000	192,473
Bank Mandiri Tbk PT	282,000	181,898
Bank Rakyat Indonesia Persero Tbk PT	1,325,600	789,696
Bumi Resources Tbk PT (a)	875,000	21,569
Charoen Pokphand Indonesia Tbk PT	716,500	198,701
Gudang Garam Tbk PT	33,000	113,887
Telekomunikasi Indonesia Persero Tbk PT	1,917,500	338,753

		2,838,863

IRELAND — 0.3%
CRH PLC	8,496	214,239
James Hardie Industries PLC	86,088	996,621
Perrigo Co. PLC	2,539	389,635

		1,600,495

ISRAEL — 0.5%
Bank Hapoalim BM	135,709	760,455
Bank Leumi Le-Israel BM (a)	123,916	506,231
Teva Pharmaceutical Industries, Ltd. ADR	32,181	1,289,815

		2,556,501

ITALY — 1.4%
Assicurazioni Generali SpA	32,461	764,877
Atlantia SpA (b)	24,205	543,992
Banca Monte dei Paschi di Siena SpA (a)(b)	205,154	49,584
Enel SpA	185,328	810,553
ENI SpA	63,873	1,539,361
Fiat SpA (a)(b)	50,279	411,881
Finmeccanica SpA (a)	15,397	116,796
Intesa Sanpaolo SpA	334,329	826,475
Mediobanca SpA (a)	22,201	194,564
Pirelli & C. SpA	28,799	499,219
Saipem SpA	13,691	293,547
Telecom Italia SpA	457,277	454,306
UBI Banca ScPA	32,673	222,227
UniCredit SpA	20,370	151,010

		6,878,392

JAPAN — 15.2%
Aeon Co., Ltd.	20,500	277,936
Aisin Seiki Co., Ltd.	13,700	556,577
Asahi Breweries, Ltd.	20,900	589,388
Asahi Glass Co., Ltd. (b)	68,000	423,120
Asahi Kasei Corp.	70,000	548,785
Astellas Pharma, Inc.	20,900	1,238,828
Bridgestone Corp. (b)	20,900	791,418
Canon, Inc. (b)	27,600	874,440
Central Japan Railway Co.	7,000	824,509
Chubu Electric Power Co., Inc.	27,800	359,452
Chuo Mitsui Trust Holdings, Inc.	69,000	363,693
Credit Saison Co., Ltd.	20,400	536,857
Daiichi Sankyo Co., Ltd.	27,900	510,458
Daikin Industries, Ltd.	20,900	1,302,460
Daiwa Securities Group, Inc.	68,000	679,321
DeNA Co., Ltd. (b)	7,200	151,529
Denso Corp.	14,000	739,261
East Japan Railway Co.	13,900	1,108,244
Eisai Co., Ltd.	7,000	271,395
Electric Power Development Co., Ltd.	7,000	204,129
FANUC Corp.	6,900	1,263,736
FUJIFILM Holdings Corp.	20,600	584,260
Fujitsu, Ltd. (a)	70,000	362,304
Hitachi, Ltd.	139,000	1,052,700
Honda Motor Co., Ltd.	48,800	2,010,409
Hoya Corp.	14,000	389,211
Inpex Corp.	27,200	348,847

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ITOCHU Corp.	69,700	$861,427
Japan Real Estate Investment Corp.	140	751,249
Japan Retail Fund Investment Corp.	280	570,629
Japan Tobacco, Inc.	27,900	907,835
JFE Holdings, Inc.	20,600	490,378
JSR Corp.	14,000	271,196
JX Holdings, Inc.	125,608	646,534
Kajima Corp.	70,000	263,070
Kamigumi Co., Ltd.	69,000	632,853
KDDI Corp.	14,000	861,805
Keikyu Corp.	69,423	572,663
Kintetsu Corp. (b)	139,000	487,998
Kobe Steel, Ltd. (a)(b)	140,000	239,760
Komatsu, Ltd.	34,800	707,555
Konica Minolta Holdings, Inc.	35,000	349,317
Kubota Corp.	69,000	1,141,630
Kyocera Corp.	13,800	689,311
LIXIL Group Corp.	13,700	375,787
Makita Corp.	6,800	357,129
Marubeni Corp.	69,000	496,304
Marui Group Co., Ltd.	41,900	425,757
Mitsubishi Chemical Holdings Corp.	70,000	323,676
Mitsubishi Corp.	48,800	936,488
Mitsubishi Electric Corp.	69,000	866,562
Mitsubishi Estate Co., Ltd.	69,618	2,083,142
Mitsubishi Heavy Industries, Ltd.	139,000	860,939
Mitsubishi UFJ Financial Group, Inc.	288,500	1,904,943
Mitsui & Co., Ltd.	69,700	971,509
Mitsui Chemicals, Inc.	70,000	169,164
Mitsui Fudosan Co., Ltd.	21,000	756,244
Mizuho Financial Group, Inc.	400,500	868,788
MS&AD Insurance Group Holdings, Inc.	20,900	561,151
Murata Manufacturing Co., Ltd.	7,000	622,045
NEC Corp.	68,000	153,332
Nidec Corp. (b)	7,100	695,780
Nippon Steel Corp.	279,000	934,380
Nippon Telegraph & Telephone Corp.	13,900	748,528
Nippon Yusen K.K. (b)	70,000	223,776
Nissan Motor Co., Ltd.	69,700	586,221
Nitto Denko Corp.	6,900	291,152
NKSJ Holdings, Inc.	20,800	578,652
Nomura Holdings, Inc.	76,200	586,516
NTT Data Corp.	7,000	258,408
NTT DoCoMo, Inc.	55,800	915,799
Obayashi Corp.	70,000	398,934
ORIX Corp.	76,700	1,347,842
Osaka Gas Co., Ltd.	139,000	546,187
Panasonic Corp.	71,200	829,159
Resona Holdings, Inc.	20,900	106,583
Rohm Co., Ltd.	6,800	331,250
Secom Co., Ltd.	7,000	422,244
Seven & I Holdings Co., Ltd.	27,900	1,109,576
Sharp Corp. (a)	68,000	216,089
Shin-Etsu Chemical Co., Ltd.	13,900	812,007
Softbank Corp.	27,900	2,442,129
Sony Corp. (b)	34,600	601,109
Sumitomo Chemical Co., Ltd.	70,000	274,392
Sumitomo Corp.	34,900	438,637
Sumitomo Electric Industries, Ltd.	27,900	465,597
Sumitomo Mitsui Financial Group, Inc.	20,900	1,077,760
T&D Holdings, Inc.	13,700	191,478
Takeda Pharmaceutical Co., Ltd.	27,900	1,280,791
TDK Corp.	7,000	335,664
Teijin, Ltd.	139,000	309,462
Terumo Corp.	13,900	670,501
The Bank of Yokohama, Ltd.	70,000	390,276
The Chiba Bank, Ltd.	70,000	472,195
The Joyo Bank, Ltd.	70,000	357,642
The Kansai Electric Power Co., Inc. (a)	34,400	395,696
The Shizuoka Bank, Ltd.	69,000	736,578
The Tokyo Electric Power Co., Inc. (a)(b)	48,700	239,550
Tohoku Electric Power Co., Inc. (a)	14,100	158,701
Tokio Marine Holdings, Inc.	20,900	698,953
Tokyo Electron, Ltd.	7,000	383,616
Tokyo Gas Co., Ltd.	139,000	685,048
Tokyu Corp.	70,000	453,546
Toppan Printing Co., Ltd.	70,000	560,107
Toray Industries, Inc.	70,000	484,849
Toshiba Corp.	70,000	294,372
Toyota Motor Corp.	83,700	5,112,545
Toyota Tsusho Corp.	20,900	517,603
West Japan Railway Co.	13,900	603,054
Yahoo! Japan Corp.	90,700	504,824
Yamada Denki Co., Ltd.	41,100	134,517
Yamaha Corp.	27,000	428,743
Yamaha Motor Co., Ltd.	27,900	418,613

		75,599,068

LUXEMBOURG — 0.1%
ArcelorMittal	22,900	409,269

MEXICO — 1.0%
America Movil SAB de CV (b)	1,251,579	1,454,441
Cemex SAB de CV (a)(b)	505,168	591,677
Fomento Economico Mexicano SAB de CV (b)	65,277	629,985
Grupo Financiero Banorte SAB de CV	145,480	1,014,805
Grupo Mexico SAB de CV	81,664	269,550
Grupo Televisa SA de CV (Series CPO) (b)	127,586	766,657
Industrias Penoles SA de CV	5,873	145,368

		4,872,483

NETHERLANDS — 2.6%
Akzo Nobel NV	11,482	891,390
ASML Holding NV	12,610	1,182,259
CNH Industrial NV (a)	23,392	267,050
European Aeronautic Defence and Space Co. NV	16,422	1,262,907
Heineken NV	8,860	599,200
ING Groep NV (a)	85,744	1,193,324
Koninklijke (Royal) KPN NV (a)	184,993	597,257
Koninklijke Ahold NV	45,493	818,066
Koninklijke DSM NV	9,951	783,777
Koninklijke Philips NV	40,961	1,503,902
Reed Elsevier NV	37,315	791,840
TNT Express NV	18,421	171,286
Unilever NV	58,453	2,357,963

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Wolters Kluwer NV	17,932	$512,596

		12,932,817

NORWAY — 0.6%
DnB NOR ASA	56,092	1,003,154
Norsk Hydro ASA	84,808	378,409
StatoilHydro ASA	33,742	817,570
Telenor ASA	27,060	644,960
Yara International ASA	6,936	298,391

		3,142,484

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	4,875	54,698
Credicorp, Ltd.	2,022	268,380

		323,078

PHILIPPINES — 0.0% (d)
Philippine Long Distance Telephone Co. ADR	4,008	240,801

POLAND — 0.0% (d)
Telekomunikacja Polska SA GDR (b)	53,753	174,579

PORTUGAL — 0.0% (d)
Portugal Telecom SGPS SA	52,337	227,892

RUSSIA — 1.2%
Federal Hydrogenerating Co. JSC ADR (e)	40,054	68,092
Federal Hydrogenerating Co. JSC ADR (e)	8,461	14,604
Gazprom OAO ADR	163,397	1,397,044
Lukoil OAO ADR	19,854	1,253,184
MMC Norilsk Nickel OJSC ADR	10,760	178,831
Mobile Telesystems OJSC ADR	32,631	705,808
Sberbank of Russia ADR	45,472	572,038
Surgutneftegas OJSC ADR Preference Shares	45,867	355,928
Tatneft OAO ADR	26,490	1,012,448
Uralkali OJSC GDR	6,875	182,875

		5,740,852

SINGAPORE — 1.1%
CapitaLand, Ltd.	139,000	333,574
DBS Group Holdings, Ltd.	71,379	966,720
Singapore Exchange, Ltd.	139,000	799,255
Singapore Press Holdings, Ltd. (b)	209,000	681,990
Singapore Telecommunications, Ltd.	488,000	1,414,605
United Overseas Bank, Ltd.	69,014	1,160,983

		5,357,127

SOUTH AFRICA — 1.3%
Anglo Platinum, Ltd. (a)(b)	5,496	206,701
AngloGold Ashanti, Ltd.	14,527	170,489
Discovery Holdings, Ltd.	32,388	261,300
FirstRand, Ltd.	136,557	467,935
Gold Fields, Ltd.	33,082	103,885
Harmony Gold Mining Co., Ltd.	28,870	71,391
Impala Platinum Holdings, Ltd. (b)	20,950	246,029
MTN Group, Ltd.	51,356	1,064,115
Naspers, Ltd.	14,016	1,466,683
Sanlam, Ltd.	134,306	682,702
Sasol, Ltd.	21,095	1,036,246
Standard Bank Group, Ltd. (b)	45,653	564,116

		6,341,592

SOUTH KOREA — 3.9%
Celltrion, Inc. (a)(b)	4,561	165,741
CJ CheilJedang Corp. (a)	766	201,054
E-Mart Co., Ltd. (a)	872	220,200
Hana Financial Group, Inc.	17,535	729,413
Hyundai Department Store Co., Ltd. (a)	1,474	224,868
Hyundai Development Co. (a)	10,964	241,024
Hyundai Heavy Industries Co., Ltd. (a)	2,367	576,414
Hyundai Hysco Co., Ltd. (a)	5,740	225,717
Hyundai Mobis (a)	3,471	965,309
Hyundai Motor Co.	4,921	1,102,778
KB Financial Group, Inc. (a)	17,513	701,117
Kia Motors Corp. (a)	16,424	873,062
Korea Electric Power Corp. ADR (a)	19,696	327,150
Korea Zinc Co., Ltd. (a)	1,077	324,524
KT Corp. ADR	14,162	210,589
KT&G Corp.	5,428	383,177
LG Chem, Ltd. Preference Shares (a)	4,500	650,258
LG Electronics, Inc. (a)(b)	6,423	414,466
LG Household & Health Care, Ltd.	436	226,397
Lotte Chemical Corp. (a)	985	216,535
NAVER Corp. (a)	1,265	867,826
NCSoft Corp. (a)	767	180,603
NHN Entertainment Corp. (a)	570	52,066
POSCO ADR	10,591	826,098
Samsung C&T Corp. (a)	3,374	193,741
Samsung Electronics Co., Ltd. GDR	7,054	4,606,262
Samsung Engineering Co., Ltd. (a)	1,161	72,607
Samsung Fire & Marine Insurance Co., Ltd.	2,220	544,824
Samsung Heavy Industries Co., Ltd. (a)	4,360	157,197
Samsung Securities Co., Ltd.	7,540	314,717
Shinhan Financial Group Co., Ltd. (a)	13,241	593,452
SK Holdings Co., Ltd. (a)	2,612	472,727
SK Hynix, Inc. (a)	11,080	386,359
SK Innovation Co., Ltd. (a)	3,354	449,700
SK Telecom Co., Ltd. ADR (b)	16,291	401,084

		19,099,056

SPAIN — 2.1%
Abertis Infraestructuras SA (b)	28,094	625,201
ACS, Actividades de Construccion y Servicios SA	13,485	464,913
Banco Bilbao Vizcaya Argentaria SA	80,252	989,498
Banco Popular Espanol SA (a)	11,299	68,272
Banco Santander SA	232,472	2,084,097
Ferrovial SA	37,344	723,759
Gas Natural SDG SA	11,654	300,216
Iberdrola SA	147,332	940,979
Industria de Diseno Textil SA	6,649	1,097,606
Mapfre SA (b)	79,641	341,625
Repsol YPF SA	34,155	862,210
Telefonica SA	106,884	1,743,068

		10,241,444

SWEDEN — 2.4%
Assa Abloy AB (Class B)	18,263	966,239
Atlas Copco AB (Class B)	43,533	1,106,185
Hennes & Mauritz AB (Class B)	29,840	1,376,173
Husqvarna AB (Class B) (b)	84,712	510,704

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Nordea Bank AB	102,870	$1,387,862
Sandvik AB	37,630	531,411
Securitas AB (Class B)	22,690	241,469
Skandinaviska Enskilda Banken AB (Class A)	40,600	536,057
Skanska AB (Class B)	22,624	462,865
SKF AB (Class B)	21,992	577,656
Svenska Handelsbanken AB (Class A)	19,338	951,454
Swedbank AB (Class A)	24,738	697,160
Tele2 AB	28,171	319,537
Telefonaktiebolaget LM Ericsson (Class B)	95,144	1,162,894
TeliaSonera AB	66,805	557,003
Volvo AB (Class B)	39,049	513,451

		11,898,120

SWITZERLAND — 6.6%
ABB, Ltd. (a)	66,295	1,750,274
Adecco SA (a)	5,632	447,090
Cie Financiere Richemont SA	6,492	648,214
Credit Suisse Group AG (a)	28,768	882,109
Geberit AG	2,093	636,596
Givaudan SA (a)	551	789,311
Glencore Xstrata PLC (a)	147,727	765,091
Holcim, Ltd. (a)	8,805	660,858
Kuehne & Nagel International AG	5,186	682,836
Nestle SA	80,214	5,889,666
Novartis AG	66,045	5,287,462
Roche Holding AG	22,292	6,246,322
SGS SA	279	643,737
Swiss Re AG (a)	9,500	876,455
Syngenta AG	3,828	1,528,876
The Swatch Group AG	2,402	1,592,150
Transocean, Ltd.	4,109	200,703
UBS AG (a)	93,697	1,782,598
Zurich Insurance Group AG (a)	4,423	1,285,597

		32,595,945

TAIWAN — 1.6%
Advanced Semiconductor Engineering Inc, ADR (b)	214,428	1,029,254
AU Optronics Corp. ADR (a)(b)	92,822	289,605
Chunghwa Telecom Co., Ltd. ADR (b)	28,515	882,824
Hon Hai Precision Industry Co., Ltd. GDR	319,903	1,701,884
Siliconware Precision Industries Co. ADR	139,070	831,639
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	122,515	2,136,661
United Microelectronics Corp. ADR (b)	501,792	1,023,656

		7,895,523

THAILAND — 0.5%
Bangkok Bank PCL	289,576	1,568,610
IRPC PCL (b)	1,768,000	175,401
PTT PCL	56,577	492,423

		2,236,434

TURKEY — 0.2%
Akbank TAS	156,365	487,617
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	194,749	190,353
Turkiye Garanti Bankasi AS	69,939	226,565
Turkiye Is Bankasi (Class C)	115,192	249,310

		1,153,845

UNITED KINGDOM — 16.6%
3i Group PLC	82,069	523,454
Anglo American PLC	44,271	967,874
AstraZeneca PLC	46,288	2,740,371
BAE Systems PLC	86,799	625,359
Barclays PLC	409,228	1,843,232
BG Group PLC	109,436	2,351,761
BHP Billiton PLC	55,058	1,704,336
BP PLC	562,356	4,545,705
British American Tobacco PLC	62,088	3,329,738
British Land Co. PLC	76,452	796,462
British Sky Broadcasting Group PLC	45,069	630,008
BT Group PLC	108,646	682,711
Burberry Group PLC	18,528	465,215
Capita Group PLC	17,456	300,101
Centrica PLC	206,137	1,187,097
Cobham PLC	27,350	124,344
Compass Group PLC	83,367	1,336,581
Diageo PLC	87,444	2,896,580
Experian PLC	26,586	490,528
Fresnillo PLC	7,620	94,087
G4S PLC	41,050	178,471
GlaxoSmithKline PLC	160,478	4,283,230
Hammerson PLC	66,089	549,488
HSBC Holdings PLC	531,655	5,832,783
ICAP PLC	76,174	569,753
Imperial Tobacco Group PLC	31,867	1,233,989
Intercontinental Hotels Group PLC	31,027	1,034,449
J Sainsbury PLC	69,878	422,434
Land Securities Group PLC	37,228	594,083
Lloyds Banking Group PLC (a)	678,343	886,221
Marks & Spencer Group PLC	58,563	419,600
National Grid PLC	142,455	1,859,215
Next PLC	11,733	1,059,086
Old Mutual PLC	373,513	1,169,830
Pearson PLC	31,489	699,380
Prudential PLC	43,092	956,372
Randgold Resources, Ltd.	1,920	120,522
Reckitt Benckiser Group PLC	23,196	1,841,391
Reed Elsevier PLC	45,844	682,602
Rio Tinto PLC	41,278	2,330,961
Rolls-Royce Holdings PLC (a)	50,748	1,071,654
Royal Bank of Scotland Group PLC (a)	77,032	431,362
Royal Dutch Shell PLC (Class A)	114,833	4,113,853
Royal Dutch Shell PLC (Class B)	87,039	3,286,808
RSA Insurance Group PLC	118,453	179,316
SABMiller PLC	28,796	1,478,971
Scottish & Southern Energy PLC	38,251	867,938
Severn Trent PLC	20,713	584,915
Shire PLC	15,134	714,873
Smith & Nephew PLC	43,656	622,548
Smiths Group PLC	10,453	256,229
Standard Chartered PLC	46,730	1,052,593
Standard Life PLC	111,029	661,274
Tesco PLC	255,308	1,413,811
The Sage Group PLC	63,317	423,355
Tullow Oil PLC	16,158	228,812

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Unilever PLC	44,820	$1,842,465
United Utilities Group PLC	30,686	341,281
Vodafone Group PLC	1,544,890	6,064,172
Whitbread PLC	18,359	1,140,569
Wolseley PLC	6,945	393,966
WPP PLC	45,217	1,033,490

		82,563,659

TOTAL COMMON STOCKS —
(Cost $491,244,444)		494,979,774

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 1/9/14) (a)(b) (Cost $22,272)	34,155	23,343

SHORT TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	17,255,702	17,255,702
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	5,631,615	5,631,615

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,887,317)		22,887,317

TOTAL INVESTMENTS — 104.4%
(Cost $514,154,033)		517,890,434
OTHER ASSETS & LIABILITIES — (4.4)%		(21,959,104)

NET ASSETS — 100.0%		$495,931,330

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	14.9%
Oil, Gas & Consumable Fuels	9.7
Pharmaceuticals	7.7
Insurance	4.7
Metals & Mining	4.3
Automobiles	3.9
Wireless Telecommunication Services	3.6
Chemicals	3.5
Diversified Telecommunication Services	2.7
Food Products	2.7
Semiconductors & Semiconductor Equipment	2.4
Beverages	2.2
Machinery	2.1
Real Estate Management & Development	2.1
Media	1.8
Food & Staples Retailing	1.8
Capital Markets	1.6
Textiles, Apparel & Luxury Goods	1.6
Road & Rail	1.5
Industrial Conglomerates	1.5
Diversified Financial Services	1.4
Tobacco	1.3
Electric Utilities	1.3
Real Estate Investment Trusts	1.1
Electronic Equipment, Instruments & Components	1.1
Electrical Equipment	1.1
Hotels, Restaurants & Leisure	1.1
Multi-Utilities	1.0
Trading Companies & Distributors	1.0
Construction & Engineering	1.0
Building Products	0.8
Auto Components	0.7
Internet Software & Services	0.7
Software	0.6
Multiline Retail	0.6
Aerospace & Defense	0.5
Construction Materials	0.5
Transportation Infrastructure	0.5
Specialty Retail	0.5
Gas Utilities	0.5
Household Durables	0.5
IT Services	0.5
Household Products	0.5
Health Care Equipment & Supplies	0.4
Personal Products	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Communications Equipment	0.3
Marine	0.3
Independent Power Producers & Energy Traders	0.3
Air Freight & Logistics	0.3
Biotechnology	0.3
Office Electronics	0.3
Containers & Packaging	0.2
Health Care Providers & Services	0.2
Energy Equipment & Services	0.2
Paper & Forest Products	0.2
Water Utilities	0.2
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Airlines	0.1
Computers & Peripherals	0.0 ***
Short Term Investment	4.6
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.7%
Alumina, Ltd. (a)(b)	6,673	$6,657
Amcor, Ltd.	564	5,323
AMP, Ltd.	1,975	7,757
Australia & New Zealand Banking Group, Ltd.	447	12,889
BHP Billiton, Ltd.	574	19,509
Boral, Ltd. (b)	1,866	7,963
Brambles, Ltd.	1,368	11,199
CFS Retail Property Trust Group (b)	7,705	13,407
Coca-Cola Amatil, Ltd. (b)	675	7,265
Commonwealth Bank of Australia	144	10,023
CSL, Ltd.	263	16,226
Fortescue Metals Group, Ltd. (b)	1,017	5,295
Iluka Resources, Ltd. (b)	273	2,108
Insurance Australia Group, Ltd.	3,016	15,704
Lend Lease Group	1,541	15,358
Macquarie Group, Ltd.	273	13,410
National Australia Bank, Ltd.	566	17,637
Newcrest Mining, Ltd. (b)	323	2,254
Origin Energy, Ltd.	653	8,220
Orora, Ltd. (a)	285	296
OZ Minerals, Ltd. (b)	990	2,790
QBE Insurance Group, Ltd.	476	4,902
Recall Holdings, Ltd. (a)	137	498
Rio Tinto, Ltd.	205	12,504
Santos, Ltd.	738	9,659
Shopping Centres Australasia Property Group	22	30
Sonic Healthcare, Ltd.	712	10,561
Suncorp Group, Ltd.	991	11,614
Sydney Airport	148	503
Toll Holdings, Ltd.	1,895	9,630
Transurban Group (b)	911	5,575
Wesfarmers, Ltd.	625	24,625
Westfield Group	1,153	10,408
Westpac Banking Corp.	661	19,148
Woodside Petroleum, Ltd.	265	9,223
Woolworths, Ltd.	232	7,026

		337,196

AUSTRIA — 0.1%
OMV AG	277	13,279

BELGIUM — 0.4%
Anheuser-Busch InBev NV	161	17,140
Delhaize Group	145	8,631
Solvay SA	75	11,885
UCB SA	244	18,203

		55,859

BRAZIL — 0.8%
AMBEV SA ADR	1,558	11,451
Banco Bradesco SA Preference Shares ADR	893	11,189
Companhia Energetica de Minas Gerais ADR (b)	896	6,980
Companhia Siderurgica Nacional SA ADR (b)	1,028	6,374
Gerdau SA ADR	929	7,283
Itau Unibanco Holding SA Preference Shares ADR	1,003	13,611
Oi SA ADR (b)	1,080	1,717
PDG Realty SA Empreendimentos e Participacoes ADR (a)	696	1,114
Petroleo Brasileiro SA ADR (b)	1,163	17,085
Tim Participacoes SA ADR	354	9,289
Vale SA Preference Shares ADR	1,236	17,316

		103,409

CANADA — 3.7%
Agrium, Inc.	69	6,310
Bank of Montreal (b)	151	10,063
Bank of Nova Scotia	191	11,942
Barrick Gold Corp.	295	5,195
Brookfield Asset Management, Inc. (Class A)	293	11,367
Brookfield Office Properties, Inc.	417	8,026
Cameco Corp. (b)	393	8,152
Canadian Imperial Bank of Commerce (b)	69	5,891
Canadian National Railway Co.	297	16,928
Canadian Natural Resources, Ltd. (b)	297	10,046
Canadian Pacific Railway, Ltd.	63	9,526
Canadian Tire Corp., Ltd. (Class A)	73	6,836
Cenovus Energy, Inc. (b)	377	10,787
Eldorado Gold Corp.	405	2,298
Enbridge, Inc.	336	14,676
EnCana Corp. (b)	552	9,965
Enerplus Corp. (b)	434	7,883
First Quantum Minerals, Ltd.	210	3,783
Goldcorp, Inc.	289	6,267
IAMGOLD Corp.	436	1,449
IGM Financial, Inc. (b)	116	6,124
Imperial Oil, Ltd. (b)	216	9,563
Kinross Gold Corp.	639	2,797
Loblaw Cos., Ltd. (b)	232	9,254
Manulife Financial Corp.	774	15,269
National Bank of Canada	204	16,971
Onex Corp.	257	13,872
Penn West Petroleum, Ltd. (b)	334	2,788
Potash Corp. of Saskatchewan, Inc. (b)	220	7,251
Rogers Communications, Inc. (Class B) (b)	409	18,504
Royal Bank of Canada (b)	358	24,061
Shaw Communications, Inc. (Class B) (b)	273	6,642
Shoppers Drug Mart Corp. (b)	179	9,803
Silver Wheaton Corp.	193	3,896
SNC-Lavalin Group, Inc.	171	7,691
Sun Life Financial, Inc.	422	14,902
Suncor Energy, Inc.	601	21,065
Talisman Energy, Inc.	701	8,148
Teck Resources, Ltd. (Class B) (b)	214	5,569
TELUS Corp.	578	19,889
The Toronto-Dominion Bank	165	15,547
TMX Group, Ltd. (b)	8	384
TransAlta Corp. (b)	670	8,500
TransCanada Corp. (b)	120	5,482
Valeant Pharmaceuticals International, Inc. (a)	234	27,446
Yamana Gold, Inc.	589	5,078

		453,886

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CHILE — 0.2%
Empresa Nacional de Electricidad SA ADR (b)	228	$10,164
Enersis SA ADR	591	8,859
Sociedad Quimica y Minera de Chile SA ADR	130	3,365

		22,388

CHINA — 1.3%
Agricultural Bank of China, Ltd.	14,000	6,879
Bank of China, Ltd.	27,000	12,431
Bank of Communications Co., Ltd. (b)	10,000	7,055
China Construction Bank Corp.	13,000	9,808
China Life Insurance Co., Ltd.	3,000	9,383
China Merchants Bank Co., Ltd.	2,674	5,697
China Petroleum & Chemical Corp.	11,200	9,143
China Shenhua Energy Co., Ltd.	1,500	4,730
China Telecom Corp., Ltd.	12,000	6,067
Hengan International Group Co., Ltd.	1,000	11,814
Huaneng Power International, Inc.	8,000	7,233
Industrial & Commercial Bank of China	22,000	14,868
PetroChina Co., Ltd.	8,000	8,770
PICC Property & Casualty Co., Ltd.	4,220	6,259
Ping An Insurance Group Co. of China, Ltd.	1,000	8,957
Tencent Holdings, Ltd.	400	25,515
Wumart Stores, Inc. (b)	4,000	6,500
Yanzhou Coal Mining Co., Ltd. (b)	4,000	3,652

		164,761

COLOMBIA — 0.1%
BanColombia SA ADR (b)	191	9,363

DENMARK — 0.6%
A P Moller — Maersk A/S	2	21,739
Danske Bank A/S (a)	334	7,674
DSV A/S	501	16,453
Novo Nordisk A/S (Class B)	149	27,356

		73,222

FINLAND — 0.4%
Fortum Oyj	261	5,981
Metso Oyj	155	6,625
Nokia Oyj (a)	1,616	12,960
Sampo Oyj (Class A)	183	9,008
UPM-Kymmene Oyj	595	10,068
Wartsila Oyj	177	8,724

		53,366

FRANCE — 3.3%
Accor SA	314	14,841
Alstom SA	242	8,828
AXA SA	629	17,517
BNP Paribas	333	25,994
Bouygues SA	189	7,141
Cap Gemini SA	236	15,977
Carrefour SA	365	14,490
Credit Agricole SA (a)	664	8,514
Danone	179	12,905
Essilor International SA	120	12,778
France Telecom SA	914	11,335
GDF Suez	320	7,538
Groupe Fnac (a)	2	66
Kering	41	8,681
LVMH Moet Hennessy Louis Vuitton SA	65	11,876
Pernod Ricard SA	88	10,041
Publicis Groupe SA	151	13,839
Renault SA	222	17,880
Sanofi	293	31,136
Schneider Electric SA	212	18,521
Societe Generale	267	15,533
Sodexo	187	18,975
Technip SA	98	9,434
Total SA	454	27,857
Unibail-Rodamco SE	71	18,222
Vallourec SA	78	4,256
Veolia Environnement SA	556	9,083
Vinci SA	271	17,820
Vivendi SA	689	18,186

		409,264

GERMANY — 3.1%
Adidas AG	161	20,552
Allianz SE	151	27,122
BASF SE	244	26,054
Bayer AG	287	40,318
Commerzbank AG (a)	271	4,373
Daimler AG	336	29,122
Deutsche Bank AG	326	15,576
Deutsche Boerse AG	116	9,622
Deutsche Lufthansa AG (a)	696	14,789
Deutsche Post AG	578	21,106
Deutsche Telekom AG	953	16,323
E.ON AG	597	11,036
Fresenius Medical Care AG & Co. KGaA	65	4,633
Linde AG	41	8,590
MAN SE	55	6,764
Merck KGaA	102	18,307
Muenchener Rueckversicherungs- Gesellschaft AG	88	19,420
OSRAM Licht AG (a)	6	339
RWE AG	200	7,332
Salzgitter AG (b)	212	9,056
SAP AG	297	25,500
Siemens AG	138	18,881
ThyssenKrupp AG (a)	373	9,092
Volkswagen AG	71	19,264

		383,171

HONG KONG — 2.1%
AIA Group, Ltd.	2,800	14,047
Bank of East Asia, Ltd.	2,267	9,604
Cheung Kong Holdings, Ltd.	2,000	31,572
China Mobile, Ltd.	1,500	15,554
China Overseas Land & Investment, Ltd. (b)	4,000	11,246
China Resources Enterprise, Ltd. (b)	4,000	13,284
China Unicom (Hong Kong), Ltd.	4,000	5,984
Citic Pacific, Ltd. (b)	4,000	6,118
CNOOC, Ltd.	6,000	11,158
COSCO Pacific, Ltd. (b)	4,182	5,739
Hang Lung Properties, Ltd.	2,000	6,320
Henderson Land Development Co., Ltd.	2,147	12,253
Hong Kong Exchanges and Clearing, Ltd.	616	10,272
Hutchison Whampoa, Ltd.	2,000	27,187

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Li & Fung, Ltd. (b)	4,000	$5,159
New World Development Co., Ltd. (b)	6,224	7,859
Sands China, Ltd.	1,600	13,072
Shangri-La Asia, Ltd.	4,000	7,800
Sun Hung Kai Properties, Ltd. (b)	2,062	26,155
Swire Pacific, Ltd.	1,000	11,723
The Link REIT	2,058	9,980

		262,086

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	45	3,021
Richter Gedeon NyRt	367	7,489

		10,510

INDIA — 0.6%
Axis Bank, Ltd. GDR	160	3,336
Dr. Reddy’s Laboratories, Ltd. ADR (b)	419	17,192
HDFC Bank, Ltd. ADR (b)	318	10,952
ICICI Bank, Ltd. ADR (b)	261	9,701
Infosys Technologies, Ltd. ADR	183	10,358
Mahindra & Mahindra, Ltd. GDR	479	6,706
Reliance Industries, Ltd. GDR (c)	324	9,409
Tata Motors, Ltd. ADR (b)	354	10,903

		78,557

INDONESIA — 0.4%
Astra Agro Lestari Tbk PT	3,000	6,187
Astra International Tbk PT	10,000	5,588
Bank Central Asia Tbk PT	9,000	7,099
Bank Mandiri Tbk PT	9,000	5,805
Bank Rakyat Indonesia Persero Tbk PT	10,500	6,255
Gudang Garam Tbk PT	1,000	3,451
Telekomunikasi Indonesia Persero Tbk PT	66,000	11,660

		46,045

IRELAND — 0.8%
Accenture PLC (Class A) (b)	204	16,773
Allegion PLC (a)(b)	66	2,916
Covidien PLC (b)	407	27,717
CRH PLC	306	7,716
Eaton Corp. PLC	407	30,981
Mallinckrodt PLC (a)(b)	25	1,306
Perrigo Co. PLC	17	2,609
Seagate Technology PLC (b)	204	11,457

		101,475

ISRAEL — 0.2%
Bank Hapoalim BM	1,363	7,638
Bank Leumi Le-Israel BM (a)	1,785	7,292
Teva Pharmaceutical Industries, Ltd. ADR	234	9,379

		24,309

ITALY — 0.7%
Assicurazioni Generali SpA	566	13,337
Enel SpA	2,489	10,886
ENI SpA	529	12,749
Intesa Sanpaolo SpA	4,492	11,104
Mediaset SpA (a)	2,208	10,485
Saipem SpA	112	2,401
Telecom Italia SpA	10,495	10,427
UniCredit SpA	1,498	11,105

		82,494

JAPAN — 8.1%
Aisin Seiki Co., Ltd.	200	8,125
Asahi Breweries, Ltd.	200	5,640
Asahi Kasei Corp.	2,000	15,680
Astellas Pharma, Inc.	200	11,855
Bridgestone Corp.	200	7,573
Canon, Inc.	200	6,337
Chuo Mitsui Trust Holdings, Inc.	2,000	10,542
Credit Saison Co., Ltd.	400	10,527
Daiichi Sankyo Co., Ltd.	600	10,978
Daikin Industries, Ltd.	200	12,464
Daiwa Securities Group, Inc.	2,000	19,980
Denso Corp.	400	21,122
Eisai Co., Ltd.	200	7,754
FUJIFILM Holdings Corp.	400	11,345
Fujitsu, Ltd. (a)	1,000	5,176
Hitachi, Ltd.	2,000	15,147
Hokuhoku Financial Group, Inc.	4,000	7,992
Honda Motor Co., Ltd. (b)	400	16,479
Hoya Corp.	400	11,120
ITOCHU Corp.	600	7,415
Japan Tobacco, Inc.	400	13,016
JFE Holdings, Inc.	400	9,522
JSR Corp. (b)	400	7,748
JX Holdings, Inc.	1,000	5,147
Kajima Corp.	2,000	7,516
Kamigumi Co., Ltd.	2,000	18,344
KDDI Corp.	400	24,623
Kobe Steel, Ltd. (a)(b)	6,000	10,275
Komatsu, Ltd. (b)	400	8,133
Konica Minolta Holdings, Inc.	1,000	9,980
Kyocera Corp.	400	19,980
Makita Corp.	200	10,504
Marubeni Corp.	2,000	14,386
Marui Group Co., Ltd.	1,800	18,290
Mitsubishi Chemical Holdings Corp.	1,000	4,624
Mitsubishi Corp.	400	7,676
Mitsubishi Electric Corp.	2,000	25,118
Mitsubishi Heavy Industries, Ltd.	2,000	12,388
Mitsubishi UFJ Financial Group, Inc.	3,500	23,110
Mitsui & Co., Ltd.	400	5,575
Mizuho Financial Group, Inc. (b)	7,300	15,836
MS&AD Insurance Group Holdings, Inc.	400	10,740
Murata Manufacturing Co., Ltd.	200	17,773
NEC Corp. (b)	2,000	4,510
Nippon Steel Corp.	5,000	16,745
Nippon Yusen K.K. (b)	4,000	12,787
Nissan Motor Co., Ltd. (b)	800	6,729
Nitto Denko Corp.	200	8,439
NKSJ Holdings, Inc.	400	11,128
Nomura Holdings, Inc.	1,900	14,624
NTT Data Corp.	200	7,383
Obayashi Corp.	2,000	11,398
ORIX Corp.	800	14,058
Osaka Gas Co., Ltd.	2,000	7,859
Panasonic Corp. (b)	1,200	13,975
Resona Holdings, Inc.	1,200	6,120
Rohm Co., Ltd.	200	9,743
Secom Co., Ltd.	200	12,064
Seven & I Holdings Co., Ltd.	200	7,954
Shin-Etsu Chemical Co., Ltd.	200	11,684

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Softbank Corp.	400	$35,013
Sony Corp. (b)	600	10,424
Sumitomo Chemical Co., Ltd.	2,000	7,840
Sumitomo Corp.	400	5,027
Sumitomo Electric Industries, Ltd.	600	10,013
Sumitomo Mitsui Financial Group, Inc.	400	20,627
T&D Holdings, Inc.	800	11,181
Takeda Pharmaceutical Co., Ltd.	200	9,181
TDK Corp.	200	9,590
Teijin, Ltd.	2,000	4,453
Terumo Corp.	200	9,647
The Joyo Bank, Ltd.	2,000	10,218
The Kansai Electric Power Co., Inc. (a)	400	4,601
Tokio Marine Holdings, Inc.	400	13,377
Tokyo Electron, Ltd.	200	10,960
Tokyu Corp.	2,000	12,958
Toppan Printing Co., Ltd.	2,000	16,003
Toshiba Corp.	2,000	8,411
Toyota Motor Corp.	800	48,865
Toyota Tsusho Corp.	600	14,859
West Japan Railway Co.	200	8,677
Yamada Denki Co., Ltd. (b)	800	2,618
Yamaha Corp.	1,200	19,055

		1,004,353

LUXEMBOURG — 0.1%
ArcelorMittal	397	7,095

MEXICO — 0.6%
America Movil SAB de CV	15,240	17,710
Cemex SAB de CV (a)	6,675	7,818
Fomento Economico Mexicano SAB de CV	1,567	15,123
Grupo Financiero Banorte SAB de CV	1,508	10,519
Grupo Mexico SAB de CV	2,508	8,278
Grupo Televisa SA de CV (Series CPO)	1,332	8,004
Industrias Penoles SA de CV	102	2,525

		69,977

NETHERLANDS — 1.5%
Akzo Nobel NV	150	11,645
ASML Holding NV	144	13,501
CNH Industrial NV (a)	281	3,208
European Aeronautic Defence and Space Co. NV	134	10,305
Heineken NV	106	7,169
ING Groep NV (a)	1,376	19,150
Koninklijke (Royal) KPN NV (a)	1,812	5,850
Koninklijke Ahold NV	703	12,642
Koninklijke DSM NV	174	13,705
Koninklijke Philips NV	537	19,716
LyondellBasell Industries NV	204	16,377
Reed Elsevier NV	695	14,748
Unilever NV	398	16,055
Wolters Kluwer NV	862	24,641

		188,712

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd.	407	36,675

NORWAY — 0.3%
DnB NOR ASA	739	13,216
Norsk Hydro ASA	2,270	10,129
Telenor ASA	605	14,420
Yara International ASA	126	5,420

		43,185

PERU — 0.0% (d)
Compania de Minas Buenaventura SA ADR	61	684

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	147	8,832

PORTUGAL — 0.1%
Portugal Telecom SGPS SA	1,728	7,524

RUSSIA — 0.6%
Federal Hydrogenerating Co. JSC ADR (e)	855	1,476
Federal Hydrogenerating Co. JSC ADR (e)	824	1,401
Gazprom OAO ADR (e)	781	6,756
Gazprom OAO ADR (e)	810	6,925
Lukoil OAO ADR	195	12,308
MMC Norilsk Nickel OJSC ADR (b)	238	3,955
Mobile Telesystems OJSC ADR	371	8,025
Sberbank of Russia ADR	427	5,372
Sberbank of Russia ADR (b)	412	5,179
Surgutneftegas OJSC ADR Preference Shares	1,712	13,285
Tatneft OAO ADR	198	7,567
Uralkali OJSC GDR	138	3,671

		75,920

SINGAPORE — 0.5%
CapitaLand, Ltd.	6,000	14,399
Singapore Exchange, Ltd.	4,000	23,000
Singapore Press Holdings, Ltd. (b)	4,000	13,052
Singapore Telecommunications, Ltd.	2,000	5,798

		56,249

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd.	173	2,030
Discovery Holdings, Ltd.	2,367	19,097
FirstRand, Ltd.	2,174	7,450
Gold Fields, Ltd.	419	1,316
Harmony Gold Mining Co., Ltd.	464	1,147
Impala Platinum Holdings, Ltd.	314	3,688
MTN Group, Ltd.	804	16,659
Naspers, Ltd.	128	13,394
Sanlam, Ltd.	2,013	10,232
Sasol, Ltd.	155	7,614
Sibanye Gold, Ltd.	206	242
Standard Bank Group, Ltd.	520	6,425

		89,294

SOUTH KOREA — 1.2%
E-Mart Co., Ltd. (a)	8	2,020
Hana Financial Group, Inc.	80	3,328
Hyundai Heavy Industries Co., Ltd. (a)	12	2,922
Hyundai Hysco Co., Ltd. (a)	100	3,932
Hyundai Mobis (a)	13	3,615
Hyundai Motor Co. (a)	29	6,499
KB Financial Group, Inc. (a)	110	4,404
Kia Motors Corp. (a)	65	3,455
Korea Electric Power Corp. ADR (a)	318	5,282
KT&G Corp.	41	2,894

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

LG Chem, Ltd. Preference Shares (a)	63	$9,104
LG Electronics, Inc. (a)	34	2,194
LG Household & Health Care, Ltd.	6	3,115
Lotte Chemical Corp. (a)	6	1,319
NAVER Corp. (a)	11	7,546
NHN Entertainment Corp. (a)	5	457
POSCO ADR	116	9,048
Samsung C&T Corp. (a)	68	3,905
Samsung Electronics Co., Ltd. GDR	73	47,669
Samsung Engineering Co., Ltd. (a)	17	1,063
Samsung Fire & Marine Insurance Co., Ltd.	14	3,436
Samsung Heavy Industries Co., Ltd. (a)	110	3,966
Samsung Securities Co., Ltd.	67	2,797
Shinhan Financial Group Co., Ltd. (a)	110	4,930
SK Holdings Co., Ltd. (a)	23	4,163
SK Hynix, Inc. (a)	130	4,533
SK Innovation Co., Ltd. (a)	20	2,682

		150,278

SPAIN — 0.7%
Acciona SA (b)	114	6,561
Acerinox SA (b)	534	6,804
ACS, Actividades de Construccion y Servicios SA	398	13,721
Banco Bilbao Vizcaya Argentaria SA	1,576	19,432
Banco Santander SA	2,748	24,636
Repsol YPF SA	241	6,084
Telefonica SA	643	10,486

		87,724

SWEDEN — 1.2%
Assa Abloy AB (Class B)	224	11,851
Atlas Copco AB (Class B)	625	15,881
Nordea Bank AB	1,083	14,611
Sandvik AB	582	8,219
Securitas AB (Class B)	904	9,621
Skandinaviska Enskilda Banken AB (Class A)	1,367	18,049
Skanska AB (Class B)	593	12,132
SKF AB (Class B)	422	11,085
Svenska Handelsbanken AB (Class A)	185	9,102
Tele2 AB	373	4,231
Telefonaktiebolaget LM Ericsson (Class B)	1,106	13,518
TeliaSonera AB	953	7,946
Volvo AB (Class A)	912	11,999

		148,245

SWITZERLAND — 3.4%
ABB, Ltd. (a)	823	21,728
ACE, Ltd. (b)	204	21,120
Adecco SA (a)	159	12,622
Cie Financiere Richemont SA	224	22,366
Credit Suisse Group AG (a)	485	14,872
Geberit AG	65	19,770
Givaudan SA (a)	8	11,460
Glencore Xstrata PLC (a)	1,082	5,604
Holcim, Ltd. (a)	145	10,883
Kuehne & Nagel International AG	77	10,139
Nestle SA	570	41,852
Novartis AG	538	43,071
Pentair, Ltd.	23	1,786
Roche Holding AG	200	56,041
SGS SA	8	18,458
Swiss Re AG (a)	193	17,806
Syngenta AG	20	7,988
TE Connectivity, Ltd.	407	22,430
The Swatch Group AG	24	15,908
Transocean, Ltd.	145	7,083
UBS AG (a)	1,244	23,667
Zurich Insurance Group AG (a)	39	11,336

		417,990

TAIWAN — 1.0%
Advanced Semiconductor Engineering Inc, ADR (b)	2,350	11,280
AU Optronics Corp. ADR (a)(b)	2,021	6,306
Chunghwa Telecom Co., Ltd. ADR (b)	536	16,595
Hon Hai Precision Industry Co., Ltd. GDR	3,264	17,364
Siliconware Precision Industries Co. ADR	3,363	20,111
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	2,233	38,943
United Microelectronics Corp. ADR (b)	5,254	10,718

		121,317

THAILAND — 0.1%
Bangkok Bank PCL	2,200	11,917
PTT PCL	400	3,482

		15,399

TURKEY — 0.2%
Akbank TAS	1,488	4,640
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,149	7,965
Turkiye Garanti Bankasi AS	1,722	5,579
Turkiye Is Bankasi (Class C)	3,950	8,549

		26,733

UNITED KINGDOM — 8.3%
3i Group PLC	3,609	23,019
Anglo American PLC	454	9,926
AstraZeneca PLC	360	21,313
BAE Systems PLC	1,815	13,077
Barclays PLC	4,832	21,764
BG Group PLC	908	19,513
BHP Billiton PLC	619	19,161
BP PLC	5,164	41,742
British American Tobacco PLC	104	5,577
British Land Co. PLC	1,281	13,345
British Sky Broadcasting Group PLC	409	5,717
BT Group PLC	4,234	26,606
Burberry Group PLC	322	8,085
Capita Group PLC	1,094	18,808
Cobham PLC	5,390	24,505
Compass Group PLC	975	15,632
Diageo PLC	554	18,351
Experian PLC	755	13,930
G4S PLC	1,269	5,517
GlaxoSmithKline PLC	1,273	33,977
Hammerson PLC	2,053	17,069
HSBC Holdings PLC	4,517	49,556
Imperial Tobacco Group PLC	204	7,900
Intercontinental Hotels Group PLC	556	18,537

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

J Sainsbury PLC	1,500	$9,068
Land Securities Group PLC	894	14,266
Liberty Global PLC (Class A) (a)(b)	204	18,154
Lloyds Banking Group PLC (a)	17,630	23,033
Marks & Spencer Group PLC	2,072	14,846
National Grid PLC	401	5,234
Next PLC	147	13,269
Noble Corp. PLC (b)	407	15,250
Old Mutual PLC	3,053	9,562
Pearson PLC	244	5,419
Prudential PLC	988	21,927
Randgold Resources, Ltd.	59	3,704
Reckitt Benckiser Group PLC	163	12,940
Reed Elsevier PLC	635	9,455
Rio Tinto PLC	437	24,677
Rolls-Royce Holdings PLC (a)	643	13,578
Royal Dutch Shell PLC (Class A)	48	1,720
Royal Dutch Shell PLC (Class B)	1,549	58,494
RSA Insurance Group PLC	6,635	10,044
SABMiller PLC	267	13,713
Scottish & Southern Energy PLC	326	7,397
Severn Trent PLC	509	14,374
Smith & Nephew PLC	922	13,148
Smiths Group PLC	711	17,428
Standard Chartered PLC	712	16,038
Standard Life PLC	4,181	24,901
Tesco PLC	2,406	13,324
The Sage Group PLC	3,462	23,148
Tullow Oil PLC	362	5,126
Unilever PLC	312	12,826
United Utilities Group PLC	906	10,076
Vodafone Group PLC	13,606	53,408
Whitbread PLC	664	41,252
Wolseley PLC	173	9,814
WPP PLC	701	16,022

		1,029,262

UNITED STATES — 48.7%
3M Co. (b)	204	28,611
Abbott Laboratories	407	15,600
AbbVie, Inc.	200	10,562
Adobe Systems, Inc. (a)(b)	611	36,587
Aetna, Inc. (b)	407	27,916
Aflac, Inc. (b)	407	27,188
Agilent Technologies, Inc. (b)	407	23,276
Alexion Pharmaceuticals, Inc. (a)(b)	204	27,144
Allergan, Inc.	204	22,660
Altera Corp. (b)	204	6,636
Altria Group, Inc.	407	15,625
Amazon.com, Inc. (a)(b)	204	81,353
American Capital Agency Corp.	204	3,935
American Electric Power Co., Inc. (b)	407	19,023
American Express Co. (b)	407	36,927
American Tower Corp. (b)	204	16,283
Amgen, Inc.	407	46,463
Anadarko Petroleum Corp.	204	16,181
Annaly Capital Management, Inc. (b)	407	4,058
Apache Corp. (b)	204	17,532
Apple, Inc. (b)	204	114,466
Applied Materials, Inc. (b)	1,424	25,191
Archer-Daniels-Midland Co. (b)	611	26,517
AT&T, Inc. (b)	1,424	50,068
Automatic Data Processing, Inc.	204	16,485
Baker Hughes, Inc.	407	22,491
Bank of America Corp.	3,461	53,888
Baxter International, Inc.	407	28,307
Becton, Dickinson and Co.	204	22,540
Bed Bath & Beyond, Inc. (a)(b)	204	16,381
Berkshire Hathaway, Inc. (Class B) (a)(b)	204	24,186
Biogen Idec, Inc. (a)	204	57,069
Bristol-Myers Squibb Co. (b)	611	32,475
Broadcom Corp. (Class A) (b)	407	12,068
C.H. Robinson Worldwide, Inc. (b)	204	11,901
Cameron International Corp. (a)(b)	407	24,229
Capital One Financial Corp.	204	15,628
Carnival Corp. (b)	204	8,195
Caterpillar, Inc. (b)	204	18,525
CBS Corp. (b)	407	25,942
Celgene Corp. (a)	204	34,468
CenturyLink, Inc. (b)	407	12,963
Chesapeake Energy Corp. (b)	611	16,583
Chevron Corp.	611	76,320
Church & Dwight Co., Inc.	407	26,976
Cisco Systems, Inc. (b)	2,035	45,686
Citigroup, Inc.	1,018	53,048
Citrix Systems, Inc. (a)	204	12,903
Coach, Inc. (b)	204	11,451
Cognizant Technology Solutions Corp. (Class A) (a)(b)	204	20,600
Colgate-Palmolive Co.	407	26,540
Comcast Corp. (Class A) Special	1,018	50,778
ConAgra Foods, Inc. (b)	407	13,716
ConocoPhillips	407	28,755
Corning, Inc. (b)	815	14,523
Costco Wholesale Corp.	204	24,278
CST Brands, Inc. (b)	22	808
CSX Corp. (b)	815	23,448
Cummins, Inc.	204	28,758
CVS Caremark Corp.	407	29,129
Danaher Corp. (b)	407	31,420
Deere & Co. (b)	204	18,631
Devon Energy Corp.	204	12,621
DIRECTV (Class A) (a)	204	14,094
Discover Financial Services (b)	407	22,772
Dollar Tree, Inc. (a)(b)	407	22,963
Duke Energy Corp.	222	15,320
E. I. du Pont de Nemours & Co. (b)	407	26,443
eBay, Inc. (a)(b)	611	33,538
Ecolab, Inc. (b)	204	21,271
Edison International (b)	407	18,844
Eli Lilly & Co.	407	20,757
EMC Corp. (b)	815	20,497
Emerson Electric Co. (b)	407	28,563
EOG Resources, Inc.	204	34,239
Equity Residential	204	10,581
Exelon Corp.	407	11,148
Express Scripts Holding Co. (a)(b)	285	20,018
Exxon Mobil Corp. (b)	1,222	123,666
Fastenal Co. (b)	204	9,692
FedEx Corp. (b)	204	29,329
FirstEnergy Corp. (b)	407	13,423
FMC Technologies, Inc. (a)(b)	407	21,249

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Ford Motor Co. (b)	1,628	$25,120
Franklin Resources, Inc. (b)	611	35,273
Freeport-McMoRan Copper & Gold, Inc.	407	15,360
General Dynamics Corp. (b)	204	19,492
General Electric Co.	3,054	85,604
General Mills, Inc. (b)	204	10,182
General Motors Co. (a)(b)	407	16,634
Gilead Sciences, Inc. (a)(b)	815	61,247
Google, Inc. (Class A) (a)	100	112,071
Halliburton Co. (b)	407	20,655
HCP, Inc.	611	22,192
Hess Corp. (b)	204	16,932
Hewlett-Packard Co. (b)	815	22,804
Hillshire Brands Co. (b)	122	4,080
Honeywell International, Inc. (b)	407	37,188
Illinois Tool Works, Inc. (b)	407	34,221
Ingersoll-Rand PLC	407	25,071
Intel Corp. (b)	1,628	42,263
International Business Machines Corp. (b)	407	76,341
Intuit, Inc. (b)	204	15,569
Johnson & Johnson	611	55,962
Johnson Controls, Inc.	407	20,879
JPMorgan Chase & Co. (b)	1,222	71,463
Juniper Networks, Inc. (a)(b)	407	9,186
Kellogg Co. (b)	204	12,458
Kimberly-Clark Corp.	204	21,310
Kinder Morgan Management, LLC (a)	225	17,024
Kinder Morgan, Inc. (b)	42	1,512
Kohl’s Corp. (b)	204	11,577
Kraft Foods Group, Inc. (b)	33	1,779
L Brands, Inc.	407	25,173
Las Vegas Sands Corp.	204	16,089
Liberty Interactive Corp. (Class A) (a)	407	11,945
Liberty Ventures, (Series A) (a)	14	1,716
Lockheed Martin Corp. (b)	204	30,327
Lowe’s Cos., Inc. (b)	611	30,275
Macy’s, Inc. (b)	407	21,734
Marathon Oil Corp. (b)	611	21,568
Marathon Petroleum Corp. (b)	204	18,713
Marsh & McLennan Cos., Inc. (b)	407	19,683
Mattel, Inc. (b)	815	38,778
McCormick & Co., Inc. (b)	611	42,110
McDonald’s Corp.	204	19,794
McKesson Corp.	204	32,926
Mead Johnson Nutrition Co. (b)	204	17,087
Medtronic, Inc.	611	35,065
Merck & Co., Inc.	815	40,791
MetLife, Inc. (b)	611	32,945
Microsoft Corp. (b)	2,239	83,806
Mondelez International, Inc. (Class A) (b)	204	7,201
Monsanto Co.	204	23,776
Morgan Stanley	611	19,161
National Oilwell Varco, Inc.	204	16,224
NetApp, Inc.	204	8,393
Newmont Mining Corp. (b)	204	4,698
News Corp. (Class A) (a)	124	2,234
NextEra Energy, Inc. (b)	204	17,467
NIKE, Inc. (Class B)	407	32,007
Noble Energy, Inc. (b)	407	27,721
Norfolk Southern Corp. (b)	204	18,937
Northrop Grumman Corp. (b)	407	46,646
O’Reilly Automotive, Inc. (a)	204	26,257
Occidental Petroleum Corp.	407	38,706
Oracle Corp. (b)	1,424	54,482
Parker Hannifin Corp.	204	26,243
PepsiCo, Inc.	407	33,757
Pfizer, Inc. (b)	2,011	61,597
PG&E Corp.	204	8,217
Philip Morris International, Inc.	407	35,462
Phillips 66	100	7,713
Pioneer Natural Resources Co. (b)	204	37,550
PNC Financial Services Group, Inc.	204	15,826
PPL Corp. (b)	611	18,385
Praxair, Inc. (b)	204	26,526
ProLogis (b)	611	22,576
Prudential Financial, Inc.	407	37,534
Public Service Enterprise Group, Inc. (b)	407	13,040
Public Storage	204	30,706
QUALCOMM, Inc. (b)	611	45,367
Range Resources Corp. (b)	204	17,199
Raytheon Co. (b)	204	18,503
Retail Opportunity Investments Corp. (b)	3,054	44,955
Rockville Financial, Inc.	3,257	46,282
Ross Stores, Inc.	204	15,286
Salesforce.com, Inc. (a)(b)	815	44,980
SanDisk Corp.	204	14,390
Simon Property Group, Inc. (b)	204	31,041
Southern Co.	204	8,386
Southwestern Energy Co. (a)(b)	204	8,023
Spectra Energy Corp. (b)	407	14,497
St. Jude Medical, Inc. (b)	407	25,214
Starbucks Corp. (b)	407	31,905
State Street Corp.	204	14,972
Sysco Corp. (b)	407	14,693
Target Corp.	204	12,907
Texas Instruments, Inc. (b)	611	26,829
The ADT Corp. (b)	50	2,024
The Allstate Corp. (b)	407	22,198
The Bank of New York Mellon Corp.	611	21,348
The Boeing Co.	204	27,844
The Charles Schwab Corp. (b)	1,018	26,468
The Chubb Corp. (b)	204	19,713
The Clorox Co. (b)	204	18,923
The Coca-Cola Co.	815	33,668
The Dow Chemical Co. (b)	611	27,128
The Estee Lauder Cos., Inc. (Class A)	204	15,365
The Goldman Sachs Group, Inc. (b)	204	36,161
The Hershey Co. (b)	204	19,835
The Home Depot, Inc. (b)	407	33,512
The J.M. Smucker Co. (b)	204	21,139
The Mosaic Co. (b)	204	9,643
The Procter & Gamble Co.	407	33,134
The Travelers Cos., Inc. (b)	204	18,470
The Walt Disney Co. (b)	611	46,680
The Williams Cos., Inc. (b)	611	23,566
Thermo Fisher Scientific, Inc. (b)	407	45,319
Time Warner Cable, Inc.	204	27,642
Time Warner, Inc. (b)	407	28,376
TJX Cos., Inc. (b)	407	25,938
Twenty-First Century Fox, Inc. (b)	1,018	35,813

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Tyco International, Ltd. (b)	204	$8,372
Tyson Foods, Inc. (Class A) (b)	815	27,270
U.S. Bancorp (b)	611	24,684
Union Pacific Corp.	204	34,272
United Parcel Service, Inc. (Class B) (b)	204	21,436
United Technologies Corp.	204	23,215
UnitedHealth Group, Inc. (b)	407	30,647
Valero Energy Corp. (b)	407	20,513
Vector Group, Ltd. (b)	2,017	33,018
Verizon Communications, Inc. (b)	611	30,025
Viacom, Inc. (Class B)	204	17,817
Visa, Inc. (Class A) (b)	204	45,427
Wal-Mart Stores, Inc.	407	32,027
Walgreen Co.	407	23,378
Waste Management, Inc. (b)	407	18,262
Weatherford International, Ltd. (a)(b)	1,018	15,769
WellPoint, Inc. (b)	204	18,848
Wells Fargo & Co. (b)	1,628	73,911
Western Digital Corp.	204	17,116
Whole Foods Market, Inc.	407	23,537
Yahoo!, Inc. (a)(b)	611	24,709
Yum! Brands, Inc. (b)	204	15,424
Zoetis, Inc.	23	752

		6,039,703

TOTAL COMMON STOCKS —
(Cost $10,986,523)		12,309,791

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 1/9/14) (a)(b) (Cost $157)	241	165

SHORT TERM INVESTMENTS — 17.3%
UNITED STATES — 17.3%
MONEY MARKET FUNDS — 17.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	1,881,616	1,881,616
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	255,231	255,231

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,136,847)		2,136,847

TOTAL INVESTMENTS — 116.6%
(Cost $13,123,527)		14,446,803
OTHER ASSETS & LIABILITIES — (16.6)%		(2,053,128)

NET ASSETS — 100.0%		$12,393,675

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	8.4%
Commercial Banks	6.9
Pharmaceuticals	5.2
Insurance	4.6
Media	3.2
Chemicals	2.8
Diversified Financial Services	2.5
Food & Staples Retailing	2.5
Software	2.4
Semiconductors & Semiconductor Equipment	2.4
Metals & Mining	2.3
Food Products	2.3
Real Estate Investment Trusts	2.2
Diversified Telecommunication Services	2.2
Capital Markets	2.2
Aerospace & Defense	2.1
Machinery	2.0
Biotechnology	2.0
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.9
IT Services	1.7
Computers & Peripherals	1.7
Automobiles	1.6
Wireless Telecommunication Services	1.6
Internet Software & Services	1.6
Energy Equipment & Services	1.6
Electric Utilities	1.6
Health Care Equipment & Supplies	1.5
Beverages	1.5
Real Estate Management & Development	1.4
Specialty Retail	1.3
Electrical Equipment	1.3
Health Care Providers & Services	1.2
Household Products	1.2
Road & Rail	1.2
Textiles, Apparel & Luxury Goods	1.2
Electronic Equipment, Instruments & Components	1.1
Communications Equipment	1.1
Multiline Retail	1.0
Tobacco	0.9
Internet & Catalog Retail	0.8
Air Freight & Logistics	0.8
Consumer Finance	0.7
Construction & Engineering	0.7
Commercial Services & Supplies	0.6
Trading Companies & Distributors	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.6
Auto Components	0.6
Professional Services	0.5
Leisure Equipment & Products	0.4
Building Products	0.4
Thrifts & Mortgage Finance	0.4
Marine	0.4
Construction Materials	0.4
Independent Power Producers & Energy Traders	0.3
Household Durables	0.2
Personal Products	0.2
Water Utilities	0.2
Office Electronics	0.2
Transportation Infrastructure	0.1
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.0 ***
Short Term Investment	17.3
Other Assets & Liabilities	(16.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BRAZIL — 9.1%
Banco Bradesco SA Preference Shares ADR	3,472	$43,504
BRF — Brasil Foods SA ADR	1,117	23,312
Itau Unibanco Holding SA Preference Shares ADR	4,174	56,641
Petroleo Brasileiro SA ADR (a)	3,473	51,019
Vale SA Preference Shares ADR	3,205	44,902

		219,378

CHINA — 21.5%
Agricultural Bank of China, Ltd.	36,000	17,690
Bank of China, Ltd.	126,196	58,103
China Construction Bank Corp.	120,154	90,653
China Life Insurance Co., Ltd.	12,584	39,357
China Petroleum & Chemical Corp.	43,600	35,594
China Shenhua Energy Co., Ltd.	5,644	17,797
Industrial & Commercial Bank of China	123,454	83,431
PetroChina Co., Ltd.	34,812	38,162
Ping An Insurance Group Co. of China, Ltd.	3,000	26,871
Tencent Holdings, Ltd.	1,700	108,440

		516,098

HONG KONG — 7.2%
China Mobile, Ltd.	9,855	102,188
China Overseas Land & Investment, Ltd. (a)	6,000	16,869
CNOOC, Ltd.	29,362	54,606

		173,663

INDIA — 2.9%
ICICI Bank, Ltd. ADR (a)	714	26,539
Infosys Technologies, Ltd. ADR	770	43,582

		70,121

MEXICO — 6.2%
America Movil SAB de CV, ADR, Series L (a)	2,923	68,310
Cemex SAB de CV ADR (a)(b)	1,918	22,690
Fomento Economico Mexicano SAB de CV, ADR (a)	338	33,080
Grupo Televisa SA de CV ADR (a)	860	26,024

		150,104

RUSSIA — 11.0%
Gazprom OAO ADR	9,921	84,825
Lukoil OAO ADR	855	53,395
Magnit OJSC GDR	435	28,797
Mobile Telesystems OJSC ADR	900	19,467
NovaTek OAO GDR	155	21,219
Sberbank of Russia ADR	4,523	56,899

		264,602

SOUTH AFRICA — 8.2%
MTN Group, Ltd.	2,839	58,825
Naspers, Ltd.	662	69,274
Sasol, Ltd.	922	45,292
Standard Bank Group, Ltd.	2,028	25,059

		198,450

SOUTH KOREA — 22.2%
Hyundai Mobis (b)	114	31,704
Hyundai Motor Co.	258	57,817
KB Financial Group, Inc. ADR (b)	646	26,169
Kia Motors Corp.	448	23,815
LG Chem, Ltd. (b)	79	22,420
NAVER Corp. (b)	47	32,243
POSCO ADR	436	34,008
Samsung Electronics Co., Ltd. GDR	370	241,610
Shinhan Financial Group Co., Ltd. ADR (b)	720	32,904
SK Hynix, Inc. (b)	880	30,686

		533,376

TAIWAN — 11.7%
China Steel Corp.	19,275	17,462
Chunghwa Telecom Co., Ltd. ADR (a)	678	20,991
Formosa Plastics Corp.	7,280	19,663
Hon Hai Precision Industry Co., Ltd. GDR	9,474	50,402
MediaTek, Inc.	2,000	29,761
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	8,220	143,357

		281,636

TOTAL COMMON STOCKS —
(Cost $2,386,420)		2,407,428

SHORT TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	209,805	209,805
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	16,321	16,321

TOTAL SHORT TERM INVESTMENTS —
(Cost $226,126)		226,126

TOTAL INVESTMENTS — 109.4%
(Cost $2,612,546)		2,633,554
OTHER ASSETS & LIABILITIES — (9.4)%		(227,153)

NET ASSETS — 100.0%		$2,406,401

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	21.5%
Semiconductors & Semiconductor Equipment	18.6
Oil, Gas & Consumable Fuels	16.8
Wireless Telecommunication Services	10.2
Internet Software & Services	5.8
Metals & Mining	4.0
Media	4.0
Automobiles	3.4
Insurance	2.7
Electronic Equipment, Instruments & Components	2.1
IT Services	1.8
Chemicals	1.7
Beverages	1.4
Auto Components	1.3
Food & Staples Retailing	1.2
Food Products	1.0
Construction Materials	0.9
Diversified Telecommunication Services	0.9
Real Estate Management & Development	0.7
Short Term Investment	9.4
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CHILE — 4.0%
Banco Santander Chile ADR	1,596	$37,618
Cencosud SA, ADR	3,366	36,656
Empresa Nacional de Electricidad SA ADR	998	44,491
Enersis SA ADR	3,590	53,814
Latam Airlines Group SA, ADR	2,594	42,308
Sociedad Quimica y Minera de Chile SA ADR	998	25,828

		240,715

COLOMBIA — 2.2%
Almacenes Exito SA	1,026	15,932
BanColombia SA ADR	626	30,686
Cementos Argos SA	2,838	14,396
Ecopetrol SA, ADR	900	34,605
Grupo de Inversiones Suramericana SA	1,384	24,141
Interconexion Electrica SA ESP	2,960	13,942

		133,702

CZECH REPUBLIC — 0.7%
CEZ AS	718	18,687
Komercni Banka AS	72	16,024
Telefonica O2 Czech Republic AS	682	10,128

		44,839

EGYPT — 0.5%
Commercial International Bank Egypt SAE, GDR	4,857	21,808
Global Telecom Holding, GDR (a)	2,906	9,735

		31,543

GREECE — 1.2%
Folli Follie SA (a)	205	6,610
Hellenic Telecommunications Organization SA (a)	950	12,659
JUMBO SA (a)	570	9,111
National Bank of Greece SA (a)	1,300	6,897
OPAP SA	866	11,539
Piraeus Bank SA (a)	3,930	8,285
Public Power Corp. SA	572	8,512
Titan Cement Co. SA (a)	249	6,794

		70,407

HUNGARY — 0.7%
MOL Hungarian Oil and Gas NyRt	238	15,980
OTP Bank NyRt	914	17,382
Richter Gedeon NyRt	540	11,018

		44,380

INDONESIA — 5.4%
Adaro Energy Tbk PT	70,000	6,269
Astra International Tbk PT	85,000	47,494
Bank Central Asia Tbk PT	54,000	42,596
Bank Mandiri Tbk PT	42,000	27,091
Bank Negara Indonesia Persero Tbk PT	40,000	12,983
Bank Rakyat Indonesia Persero Tbk PT	49,000	29,191
Charoen Pokphand Indonesia Tbk PT	36,000	9,984
Indocement Tunggal Prakarsa Tbk PT	8,000	13,147
Indofood Sukses Makmur Tbk PT	25,000	13,558
Kalbe Farma Tbk PT	135,000	13,866
Lippo Karawaci Tbk PT	112,000	8,375
Perusahaan Gas Negara Persero Tbk PT	52,000	19,121
Semen Gresik Persero Tbk PT	15,000	17,440
Telekomunikasi Indonesia Persero Tbk PT	199,000	35,156
Unilever Indonesia Tbk PT	7,000	14,955
United Tractors Tbk PT	9,000	14,051

		325,277

MALAYSIA — 9.7%
Alliance Financial Group Bhd	7,000	10,173
AMMB Holdings Bhd	7,000	15,472
Axiata Group Bhd	9,400	19,802
British American Tobacco Malaysia Bhd	800	15,661
Bumi Armada Bhd (a)	9,400	11,565
CIMB Group Holdings Bhd	18,000	41,875
Digi.Com Bhd	16,400	24,834
Felda Global Ventures Holdings Bhd	9,200	12,611
Gamuda Bhd	12,000	17,585
Genting Bhd	9,200	28,818
Genting Malaysia Bhd	14,200	18,988
Hong Leong Bank Bhd	2,600	11,430
IHH Healthcare Bhd (a)	12,200	14,377
IJM Corp. Bhd	9,200	16,515
IOI Corp. Bhd	11,000	15,817
IOI Properties Group Sdn Bhd (a)(b)	5,499	5,540
Kuala Lumpur Kepong Bhd	2,400	18,245
Malayan Banking Bhd	15,400	46,734
Malaysia Airports Holdings Bhd	4,600	12,639
Maxis Bhd	8,600	19,088
Petronas Chemicals Group Bhd	10,200	21,549
Petronas Dagangan Bhd	1,600	15,358
Petronas Gas Bhd	2,600	19,273
PPB Group Bhd	2,800	13,797
Public Bank Bhd	2,600	15,510
Sapurakencana Petroleum Bhd (a)	16,600	24,833
Sime Darby Bhd	9,000	26,158
Telekom Malaysia Bhd	6,400	10,844
Tenaga Nasional Bhd	10,800	37,522
UMW Holdings Bhd	2,800	10,309
YTL Corp. Bhd	28,400	14,046

		586,968

MEXICO — 13.3%
Alfa SAB de CV (Class A)	12,170	34,028
America Movil SAB de CV	144,034	167,380
Cemex SAB de CV (a)	47,678	55,843
Coca-Cola Femsa SAB de CV	1,994	24,043
Fibra Uno Administracion SA de CV	6,226	19,880
Fomento Economico Mexicano SAB de CV	7,980	77,015
Genomma Lab Internacional SAB de CV (Class B) (a)	4,190	11,715
Grupo Aeroportuario del Sureste SAB de CV	1,396	17,399
Grupo Bimbo SAB de CV	7,382	22,658
Grupo Carso SA de CV	2,792	14,805
Grupo Financiero Banorte SAB de CV	9,776	68,193
Grupo Financiero Inbursa SA	9,974	28,124
Grupo Financiero Santander Mexico SAB de CV (Class B)	7,980	21,630
Grupo Mexico SAB de CV	15,560	51,359
Grupo Televisa SA de CV (Series CPO)	10,772	64,728
Industrias Penoles SA de CV	608	15,049
Kimberly-Clark de Mexico SAB de CV	7,382	20,899
Mexichem SAB de CV	4,988	20,474
Promotora y Operadora de Infraestructura SAB de CV (a)	1,100	13,104

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Wal-Mart de Mexico SAB de CV	20,148	$52,704

		801,030

PERU — 1.4%
Compania de Minas Buenaventura SA ADR	798	8,954
Credicorp, Ltd.	398	52,826
Southern Copper Corp.	798	22,911

		84,691

PHILIPPINES — 2.0%
Aboitiz Equity Ventures, Inc.	11,600	14,257
Ayala Corp.	1,040	12,138
Ayala Land, Inc.	30,000	16,729
BDO Unibank, Inc.	9,480	14,653
International Container Terminal Services, Inc.	5,620	12,916
Philippine Long Distance Telephone Co.	230	13,816
SM Investments Corp.	800	12,816
SM Prime Holdings, Inc.	29,000	9,592
Universal Robina Corp.	4,900	12,487

		119,404

POLAND — 4.1%
Bank Pekao SA	562	33,432
Bank Zachodni WBK SA	138	17,727
KGHM Polska Miedz SA	628	24,558
Mbank	78	12,925
Polska Grupa Energetyczna SA	3,330	17,966
Polski Koncern Naftowy Orlen SA	1,590	21,604
Polskie Gornictwo Naftowe i Gazownictwo SA	8,926	15,234
Powszechna Kasa Oszczednosci Bank Polski SA	3,554	46,430
Powszechny Zaklad Ubezpieczen SA	244	36,303
Tauron Polska Energia SA	7,776	11,262
Telekomunikacja Polska SA	3,722	12,088

		249,529

SOUTH AFRICA — 14.7%
Anglo Platinum, Ltd. (a)	248	9,327
AngloGold Ashanti, Ltd.	1,344	15,773
Aspen Pharmacare Holdings, Ltd.	998	25,605
Barclays Africa Group, Ltd.	1,156	14,597
Bidvest Group, Ltd.	1,132	29,003
Exxaro Resources, Ltd.	802	11,215
FirstRand, Ltd.	9,980	34,198
Gold Fields, Ltd.	2,748	8,629
Growthpoint Properties, Ltd.	6,910	16,019
Impala Platinum Holdings, Ltd.	1,928	22,642
Imperial Holdings, Ltd.	892	17,255
Kumba Iron Ore, Ltd.	298	12,617
Life Healthcare Group Holdings, Ltd.	4,510	18,025
MMI Holdings, Ltd.	4,594	11,097
Mr. Price Group, Ltd.	1,216	19,010
MTN Group, Ltd.	5,502	114,004
Naspers, Ltd.	1,290	134,990
Nedbank Group, Ltd.	732	14,677
Redefine Properties, Ltd.	12,340	11,476
Remgro, Ltd.	1,642	32,581
RMB Holdings, Ltd.	3,228	14,901
Sanlam, Ltd.	6,206	31,546
Sasol, Ltd.	1,742	85,572
Shoprite Holdings, Ltd.	1,506	23,581
Standard Bank Group, Ltd.	3,684	45,522
Steinhoff International Holdings, Ltd.	4,766	20,536
The Foschini Group, Ltd.	1,252	11,446
The Spar Group, Ltd.	1,190	14,945
Tiger Brands, Ltd.	686	17,483
Truworths International, Ltd.	1,886	13,822
Vodacom Group, Ltd.	1,338	16,990
Woolworths Holdings, Ltd.	2,944	20,983

		890,067

SOUTH KOREA — 15.2%
Cheil Industries, Inc. (a)	60	5,031
E-Mart Co., Ltd. (a)	54	13,636
Hana Financial Group, Inc.	580	24,127
Hankook Tire Co., Ltd. (a)	198	11,388
Hyundai Engineering & Construction Co., Ltd. (a)	284	16,335
Hyundai Heavy Industries Co., Ltd. (a)	86	20,943
Hyundai Mobis (a)	112	31,148
Hyundai Motor Co. (a)	246	55,128
Hyundai Steel Co. (a)	166	13,574
KB Financial Group, Inc. ADR (a)	728	29,491
Kia Motors Corp. (a)	446	23,708
Korea Electric Power Corp. ADR (a)	918	15,248
KT&G Corp.	266	18,778
LG Chem, Ltd. (a)	102	28,947
LG Corp. (a)	278	16,859
LG Display Co., Ltd. ADR (a)	1,356	16,462
LG Electronics, Inc. (a)	268	17,294
LG Household & Health Care, Ltd. (a)	26	13,501
Lotte Shopping Co., Ltd. (a)	36	13,781
NAVER Corp. (a)	50	34,301
POSCO ADR	446	34,788
S-Oil Corp.	188	13,182
Samsung C&T Corp. (a)	320	18,375
Samsung Electro-Mechanics Co., Ltd. (a)	88	6,087
Samsung Electronics Co., Ltd. GDR	60	29,016
Samsung Electronics Co., Ltd. GDR	332	216,796
Samsung Fire & Marine Insurance Co., Ltd.	74	18,161
Samsung Heavy Industries Co., Ltd. (a)	420	15,143
Samsung Life Insurance Co., Ltd.	122	12,023
Samsung SDI Co., Ltd. (a)	92	14,122
Shinhan Financial Group Co., Ltd. ADR (a)	798	36,469
SK Holdings Co., Ltd. (a)	80	14,479
SK Hynix, Inc. (a)	1,020	35,567
SK Innovation Co., Ltd. (a)	150	20,112
Woori Finance Holdings Co., Ltd. (a)	960	12,098

		916,098

TAIWAN — 15.2%
Advanced Semiconductor Engineering Inc, ADR	4,388	21,062
Asia Cement Corp.	12,000	15,542
Asustek Computer, Inc.	2,000	17,984
AU Optronics Corp. ADR (a)	3,590	11,201
Catcher Technology Co., Ltd.	2,000	12,985
Cathay Financial Holding Co., Ltd.	18,000	29,141
Chang Hwa Commercial Bank	16,000	9,851
Cheng Shin Rubber Industry Co. Ltd.	4,000	10,469
China Development Financial Holding Corp.	70,000	21,138
China Steel Corp.	26,000	23,554

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Chinatrust Financial Holding Co., Ltd.	32,000	$21,850
Chunghwa Telecom Co., Ltd. ADR	598	18,514
Compal Electronics, Inc.	14,000	10,734
Delta Electronics, Inc.	4,000	22,816
E.Sun Financial Holding Co., Ltd.	20,000	13,287
Eclat Textile Co., Ltd.	1,000	11,274
Far Eastern New Century Corp.	14,000	16,159
Far EasTone Telecommunications Co., Ltd.	4,000	8,791
First Financial Holding Co., Ltd	20,000	12,448
Formosa Chemicals & Fibre Corp.	8,000	22,548
Formosa Plastics Corp.	10,000	27,010
Fubon Financial Holding Co., Ltd.	14,000	20,481
Hon Hai Precision Industry Co., Ltd. GDR	11,970	63,680
HTC Corp.	2,000	9,462
Hua Nan Financial Holdings Co., Ltd.	20,000	11,676
Lite-On Technology Corp.	8,000	12,831
MediaTek, Inc.	2,000	29,762
Mega Financial Holding Co., Ltd.	24,000	20,212
Nan Ya Plastics Corp.	10,000	23,118
Pou Chen Corp.	10,000	14,948
President Chain Store Corp.	2,000	13,857
Quanta Computer, Inc.	8,000	18,656
Siliconware Precision Industries Co. ADR	2,792	16,696
SinoPac Financial Holdings Co., Ltd.	30,000	14,948
Taishin Financial Holdings Co., Ltd.	30,000	14,747
Taiwan Cement Corp.	12,000	18,622
Taiwan Cooperative Financial Holding Co., Ltd.	20,000	10,938
Taiwan Mobile Co., Ltd.	4,000	12,925
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,374	180,923
Uni-President Enterprises Corp.	12,000	21,622
United Microelectronics Corp.	36,000	14,918
Yuanta Financial Holding Co., Ltd.	30,000	17,917

		921,297

THAILAND — 5.3%
Advanced Info Service PCL	4,400	26,713
Airports of Thailand PCL	2,000	9,647
Bangkok Bank PCL ADR	6,200	33,585
BEC World PCL	6,600	10,143
Central Pattana PCL	7,800	9,732
Charoen Pokphand Foods PCL	14,400	14,023
CP ALL PCL	19,200	24,541
Kasikornbank PCL	8,000	38,588
Krung Thai Bank PCL	22,200	11,147
PTT Exploration & Production PCL	5,800	29,388
PTT Global Chemical PCL	7,600	18,272
PTT PCL	3,400	29,592
Siam Cement PCL NVDR	2,000	24,346
Siam Commercial Bank PCL	7,600	33,189
True Corp. PCL NVDR (a)	30,700	7,007

		319,913

TURKEY — 3.8%
Akbank TAS	8,130	25,353
Anadolu Efes Biracilik Ve Malt Sanayii AS	972	10,519
BIM Birlesik Magazalar AS	1,028	20,766
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,096	7,913
Eregli Demir ve Celik Fabrikalari TAS	9,032	10,846
Haci Omer Sabanci Holding AS	4,014	16,142
KOC Holding AS	3,284	13,451
Tupras-Turkiye Petrol Rafinerileri AS	702	14,017
Turk Hava Yollari Anonim Ortakligi	3,392	10,167
Turkcell Iletisim Hizmetleri AS (a)	3,464	18,299
Turkiye Garanti Bankasi AS	10,106	32,738
Turkiye Halk Bankasi AS	3,324	18,798
Turkiye Is Bankasi (Class C)	8,322	18,011
Turkiye Vakiflar Bankasi Tao (Class D)	5,264	9,359

		226,379

TOTAL COMMON STOCKS —
(Cost $5,958,807)		6,006,239

PREFERRED STOCKS — 0.4%
COLOMBIA — 0.4%
Grupo Argos SA/Colombia Preference Shares (Cost $20,914)	2,184	22,043

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d) (Cost $20,287)	20,287	20,287

TOTAL INVESTMENTS — 100.1%
(Cost $6,000,008)		6,048,569
OTHER ASSETS & LIABILITIES — (0.1)%		(3,921)

NET ASSETS — 100.0%		$6,044,648

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	20.1%
Semiconductors & Semiconductor Equipment	9.0
Wireless Telecommunication Services	7.4
Oil, Gas & Consumable Fuels	5.0
Metals & Mining	4.6
Food & Staples Retailing	3.7
Media	3.5
Chemicals	3.2
Industrial Conglomerates	3.1
Construction Materials	3.1
Electric Utilities	3.0
Food Products	2.9
Diversified Financial Services	2.7
Insurance	2.3
Automobiles	2.3
Electronic Equipment, Instruments & Components	2.3
Beverages	1.9
Diversified Telecommunication Services	1.8
Computers & Peripherals	1.2
Construction & Engineering	1.1
Real Estate Management & Development	1.1
Pharmaceuticals	1.0
Specialty Retail	1.0
Hotels, Restaurants & Leisure	1.0
Auto Components	0.9
Transportation Infrastructure	0.9
Airlines	0.9
Machinery	0.8
Household Products	0.8
Independent Power Producers & Energy Traders	0.8
Real Estate Investment Trusts	0.7
Gas Utilities	0.6
Household Durables	0.6
Energy Equipment & Services	0.6
Tobacco	0.6
Internet Software & Services	0.6
Multiline Retail	0.5
Health Care Providers & Services	0.5
Textiles, Apparel & Luxury Goods	0.4
Trading Companies & Distributors	0.3
Capital Markets	0.3
Distributors	0.3
Multi-Utilities	0.2
Communications Equipment	0.2
Short Term Investment	0.3
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for IOI Properties Group Sdn Bhd, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.09% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
JAPAN — 99.9%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	17,980	$363,689

AIRLINES — 0.4%
All Nippon Airways Co., Ltd. (a)	75,000	149,850
Japan Airlines Co., Ltd.	7,500	370,344

		520,194

AUTO COMPONENTS — 3.3%
Aisin Seiki Co., Ltd.	8,968	364,334
Bridgestone Corp. (a)	28,503	1,079,320
Denso Corp.	19,547	1,032,166
FCC Co., Ltd.	7,484	149,246
Futaba Industrial Co., Ltd. (a)(b)	3,008	11,562
Keihin Corp.	4,456	69,105
NGK Spark Plug Co., Ltd.	15,160	359,149
NHK Spring Co., Ltd.	2,940	33,175
Nifco, Inc. (a)	7,528	199,543
Nissin Kogyo Co., Ltd.	4,516	95,730
NOK Corp.	7,516	122,996
Showa Corp.	12,412	200,047
Stanley Electric Co., Ltd.	4,544	104,105
Sumitomo Rubber Industries, Inc.	13,508	192,008
Tokai Rika Co., Ltd.	20	398
Toyo Tire & Rubber Co., Ltd. (a)	29,851	170,123
Toyota Industries Corp.	8,972	405,044

		4,588,051

AUTOMOBILES — 8.9%
Daihatsu Motor Co., Ltd.	464	7,867
Fuji Heavy Industries, Ltd.	30,347	870,522
Honda Motor Co., Ltd. (a)	72,074	2,969,225
Isuzu Motors, Ltd.	74,651	464,505
Mazda Motor Corp. (b)	120,123	621,730
Mitsubishi Motors Corp. (a)(b)	19,500	209,462
Nissan Motor Co., Ltd.	102,162	859,247
Suzuki Motor Corp.	16,492	443,741
Toyota Motor Corp.	92,677	5,660,876
Yamaha Motor Co., Ltd.	9,016	135,276

		12,242,451

BEVERAGES — 1.2%
Asahi Breweries, Ltd. (a)	19,484	549,456
Ito En, Ltd. (a)	11,956	250,370
Kirin Holdings Co., Ltd. (a)	45,207	650,761
Takara Holdings, Inc.	15,479	144,326

		1,594,913

BUILDING PRODUCTS — 1.3%
Aica Kogyo Co., Ltd.	1,584	31,332
Asahi Glass Co., Ltd. (a)	45,299	281,866
Daikin Industries, Ltd.	10,532	656,340
LIXIL Group Corp.	13,472	369,533
Nippon Sheet Glass Co., Ltd. (a)(b)	45,000	58,656
TOTO, Ltd.	21,444	340,109

		1,737,836

CAPITAL MARKETS — 1.9%
Daiwa Securities Group, Inc.	60,482	604,216
Jafco Co., Ltd.	1,512	82,286
Nomura Holdings, Inc.	168,176	1,294,461
Okasan Securities Group, Inc.	15,107	154,081
SBI Holdings, Inc.	11,958	180,897
Tokai Tokyo Financial Holdings, Inc.	29,967	289,677

		2,605,618

CHEMICALS — 3.9%
Asahi Kasei Corp.	44,859	351,685
Daicel Chemical Industries, Ltd.	15,055	122,611
DIC Corp.	45,391	138,196
Hitachi Chemical Co., Ltd.	7,476	119,283
JSR Corp.	10,460	202,622
Kaneka Corp.	15,224	99,944
Kansai Paint Co., Ltd. (a)	15,092	223,282
Kuraray Co., Ltd.	22,471	267,886
Mitsubishi Chemical Holdings Corp.	45,123	208,646
Mitsubishi Gas Chemical Co., Inc.	15,268	112,435
Mitsui Chemicals, Inc.	44,843	108,369
Nissan Chemical Industries, Ltd.	21,016	333,721
Nitto Denko Corp.	5,984	252,500
Shin-Etsu Chemical Co., Ltd.	18,020	1,052,688
Showa Denko K.K. (a)	59,723	84,665
Sumitomo Chemical Co., Ltd.	74,674	292,714
Taiyo Nippon Sanso Corp. (a)	30,180	214,782
Teijin, Ltd.	45,367	101,003
Tokai Carbon Co., Ltd.	14,828	51,776
Toray Industries, Inc.	59,758	413,908
Tosoh Corp.	44,599	207,496
Toyobo Co., Ltd.	60,302	111,304
Ube Industries, Ltd.	74,543	159,575
Zeon Corp. (a)	15,132	141,811

		5,372,902

COMMERCIAL BANKS — 10.1%
Chuo Mitsui Trust Holdings, Inc.	149,981	790,538
Fukuoka Financial Group, Inc.	45,000	197,374
Hokuhoku Financial Group, Inc.	74,658	149,167
Mitsubishi UFJ Financial Group, Inc.	602,000	3,974,958
Mizuho Financial Group, Inc.	1,043,500	2,263,622
Resona Holdings, Inc.	72,000	367,176
Shinsei Bank, Ltd. (a)	74,726	182,718
Sumitomo Mitsui Financial Group, Inc.	60,000	3,094,049
Suruga Bank, Ltd.	496	8,900
The 77 Bank, Ltd.	29,803	144,329
The Awa Bank, Ltd.	29,731	149,072
The Bank of Kyoto, Ltd. (a)	14,916	124,602
The Bank of Yokohama, Ltd.	59,947	334,227
The Chiba Bank, Ltd.	45,063	303,979
The Chugoku Bank, Ltd.	14,504	184,362
The Hachijuni Bank, Ltd.	44,719	260,813
The Hiroshima Bank, Ltd.	44,811	185,460
The Hyakugo Bank, Ltd.	30,147	120,754
The Iyo Bank, Ltd.	14,080	138,114
The Joyo Bank, Ltd.	30,155	154,067
The Juroku Bank, Ltd.	44,883	164,834
The Musashino Bank, Ltd.	3,020	101,284
The Nanto Bank, Ltd.	15,391	57,549
The Nishi-Nippon City Bank, Ltd.	59,799	161,011
The Shizuoka Bank, Ltd.	15,363	164,001
Yamaguchi Financial Group, Inc. (a)	15,076	139,708

		13,916,668

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	1,500	28,786

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Dai Nippon Printing Co., Ltd.	29,739	$315,767
Daiseki Co., Ltd. (a)	3,000	58,741
Nissha Printing Co., Ltd. (a)(b)	1,536	24,435
Park24 Co., Ltd.	7,500	141,501
Secom Co., Ltd.	10,468	631,437
Toppan Printing Co., Ltd.	30,299	242,438

		1,443,105

COMPUTERS & PERIPHERALS — 0.3%
NEC Corp.	83,918	189,226
Seiko Epson Corp.	8,976	241,256

		430,482

CONSTRUCTION & ENGINEERING — 1.6%
Chiyoda Corp.	14,688	213,252
COMSYS Holdings Corp.	15,000	235,764
JGC Corp.	14,760	579,278
Kajima Corp.	59,595	223,967
Maeda Corp.	20,855	138,101
Obayashi Corp.	44,679	254,628
Shimizu Corp.	44,559	225,116
Taisei Corp. (a)	67,995	309,230

		2,179,336

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	74,607	286,773

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(b)	1,500	5,095
Aeon Credit Service Co., Ltd. (a)	7,540	202,301
Credit Saison Co., Ltd.	10,464	275,376
Orient Corp. (b)	30,001	70,218

		552,990

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	7,548	162,228

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	7,492	104,569

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	4,528	182,016

DIVERSIFIED FINANCIAL SERVICES — 0.7%
ORIX Corp.	57,100	1,003,413

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	38,600	2,078,645

ELECTRIC UTILITIES — 1.5%
Chubu Electric Power Co., Inc.	29,963	387,419
Hokkaido Electric Power Co., Inc. (a)(b)	7,428	85,443
Hokuriku Electric Power Co.	10,512	142,720
Kyushu Electric Power Co., Inc. (b)	17,976	229,521
Shikoku Electric Power Co., Inc. (b)	7,472	111,968
The Chugoku Electric Power Co., Inc.	12,048	187,532
The Kansai Electric Power Co., Inc. (b)	36,011	414,227
The Okinawa Electric Power Co., Inc.	36	1,212
The Tokyo Electric Power Co., Inc. (a)(b)	64,567	317,598
Tohoku Electric Power Co., Inc. (b)	21,043	236,848

		2,114,488

ELECTRICAL EQUIPMENT — 2.0%
Fuji Electric Holdings Co., Ltd.	45,099	211,110
Fujikura, Ltd.	30,107	141,218
Furukawa Electric Co., Ltd. (a)	29,899	75,100
Mitsubishi Electric Corp.	89,974	1,129,972
Nidec Corp. (a)	5,764	564,856
Sumitomo Electric Industries, Ltd.	28,487	475,393
Tatsuta Electric Wire and Cable Co., Ltd. (a)	9,200	55,582
Ushio, Inc.	7,536	100,093

		2,753,324

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Alps Electric Co., Ltd. (b)	13,468	153,125
Amano Corp.	9,036	82,962
Citizen Holdings Co., Ltd.	20,303	171,147
FUJIFILM Holdings Corp.	21,027	596,370
Hamamatsu Photonics K.K.	5,968	238,765
Hirose Electric Co., Ltd.	3,008	428,713
Hitachi, Ltd.	194,933	1,476,301
Horiba, Ltd. (a)	3,004	102,606
Hoya Corp.	19,532	543,005
Ibiden Co., Ltd.	7,496	140,213
Keyence Corp.	1,540	659,341
Kyocera Corp.	14,900	744,256
Murata Manufacturing Co., Ltd.	9,028	802,260
Nippon Electric Glass Co., Ltd.	29,548	155,183
Oki Electric Industry Co., Ltd. (a)(b)	79,166	186,796
Omron Corp.	10,480	463,152
Shimadzu Corp.	15,312	133,300
TDK Corp.	7,496	359,449
Yaskawa Electric Corp.	14,604	231,068
Yokogawa Electric Corp.	14,964	229,931

		7,897,943

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	33,003	447,450
Cawachi, Ltd.	3,048	57,390
FamilyMart Co., Ltd. (a)	2,952	134,954
Izumiya Co., Ltd.	29,740	131,291
Lawson, Inc. (a)	3,000	224,633
Seven & I Holdings Co., Ltd.	33,039	1,313,953
UNY Group Holdings Co., Ltd.	15,000	91,908

		2,401,579

FOOD PRODUCTS — 1.1%
Ajinomoto Co., Inc. (a)	30,003	434,466
Hokuto Corp. (a)	3,000	56,372
Kikkoman Corp. (a)	15,256	288,268
MEIJI Holdings Co., Ltd.	3,000	192,950
Nissin Foods Holding Co., Ltd. (a)	4,540	191,786
Sakata Seed Corp.	11,984	152,102
Yakult Honsha Co., Ltd.	4,464	225,525

		1,541,469

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	90,150	354,236
Saibu Gas Co., Ltd.	75,273	176,894
Tokyo Gas Co., Ltd.	104,873	516,856

		1,047,986

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	1,400	200,466
Olympus Corp. (b)	7,542	238,950
Sysmex Corp.	3,000	177,251

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Terumo Corp.	7,456	$359,659

		976,326

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	8,992	118,747
Miraca Holdings, Inc.	4,536	214,058
Suzuken Co., Ltd.	4,532	146,819

		479,624

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd.	3,004	433,573
Round One Corp.	6,000	48,237

		481,810

HOUSEHOLD DURABLES — 2.4%
Casio Computer Co., Ltd. (a)	16,548	202,629
Funai Electric Co., Ltd. (a)	2,995	39,010
Haseko Corp. (b)	13,500	102,754
Panasonic Corp.	101,881	1,186,455
Pioneer Corp. (a)(b)	17,960	37,593
Sangetsu Co., Ltd. (a)	1,476	36,821
Sekisui Chemical Co., Ltd.	15,079	185,071
Sekisui House, Ltd.	29,679	415,091
Sharp Corp. (b)	44,519	141,471
Sony Corp. (a)	51,011	886,219
Sumitomo Forestry Co., Ltd.	10,468	122,005

		3,355,119

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp.	4,532	258,713

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	6,040	176,134

INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Electric Railway Co., Ltd.	44,747	170,294
Nisshinbo Holdings, Inc.	14,584	140,283
Toshiba Corp.	179,633	755,414

		1,065,991

INSURANCE — 2.5%
MS&AD Insurance Group Holdings, Inc.	27,036	725,899
NKSJ Holdings, Inc.	15,000	417,297
Sony Financial Holdings, Inc.	12,000	218,524
T&D Holdings, Inc.	31,500	440,260
The Dai-ichi Life Insurance Co., Ltd.	31,500	526,573
Tokio Marine Holdings, Inc.	33,047	1,105,183

		3,433,736

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc. (a)	37,500	558,013

INTERNET SOFTWARE & SERVICES — 0.5%
DeNA Co., Ltd. (a)	6,000	126,274
Gree, Inc. (a)	4,500	44,484
Internet Initiative Japan, Inc.	4,500	120,736
Yahoo! Japan Corp.	78,200	435,251

		726,745

IT SERVICES — 0.8%
Fujitsu, Ltd. (b)	75,498	390,761
IT Holdings Corp.	6,032	95,210
Itochu Techno-Solutions Corp. (a)	4,008	162,638
NET One Systems Co., Ltd. (a)	15,000	98,473
Nomura Research Institute, Ltd.	300	9,462
NTT Data Corp.	6,000	221,493
Otsuka Corp.	12	1,531
SCSK Corp.	1,400	36,723
TKC Corp.	3,000	51,035

		1,067,326

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Namco Bandai Holdings, Inc.	16,532	367,116
Nikon Corp.	13,540	258,807
Roland Corp.	1,500	20,365
Sankyo Co., Ltd.	4,540	209,495
Sega Sammy Holdings, Inc.	15,031	382,836
Shimano, Inc.	4,492	385,926
Yamaha Corp.	8,992	142,787

		1,767,332

MACHINERY — 6.0%
Amada Co., Ltd.	14,527	128,125
DMG Mori Seiki Co., Ltd.	7,468	134,432
FANUC Corp.	8,980	1,644,689
Glory, Ltd.	7,544	195,589
IHI Corp.	75,311	325,305
JTEKT Corp.	10,508	178,957
Kawasaki Heavy Industries, Ltd.	59,978	251,656
Komatsu, Ltd.	40,539	824,241
Komori Corp. (a)	5,988	101,922
Kubota Corp.	29,663	490,785
Kurita Water Industries, Ltd. (a)	7,476	155,203
Makita Corp.	6,576	345,364
Minebea Co., Ltd.	15,255	111,613
Mitsubishi Heavy Industries, Ltd.	149,676	927,064
Mitsui Engineering & Shipbuilding Co., Ltd.	59,567	122,982
NGK Insulators, Ltd.	15,320	291,227
NSK, Ltd.	15,463	192,432
NTN Corp. (b)	15,495	70,321
OKUMA Corp. (a)	14,648	161,525
OSG Corp.	7,512	127,648
SMC Corp.	3,020	761,429
Sodick Co., Ltd.	13,500	59,983
Sumitomo Heavy Industries, Ltd.	29,795	137,204
Takuma Co., Ltd. (a)	15,000	131,440
The Japan Steel Works, Ltd.	14,708	82,283
THK Co., Ltd.	7,500	187,241
Toshiba Machine Co., Ltd.	14,944	86,446

		8,227,106

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd.	44,759	113,276
Mitsui OSK Lines, Ltd.	30,491	137,508
Nippon Yusen K.K. (a)	59,995	191,792

		442,576

MEDIA — 0.6%
CyberAgent, Inc.	3,000	122,163
Dentsu, Inc.	12,000	490,938
Toho Co., Ltd.	10,452	230,013

		843,114

METALS & MINING — 2.3%
Daido Steel Co., Ltd.	15,199	75,485
Dowa Holdings Co., Ltd.	14,767	144,432

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

JFE Holdings, Inc.	21,047	$501,019
Kobe Steel, Ltd. (a)(b)	90,645	155,236
Mitsubishi Materials Corp.	60,027	221,592
Mitsubishi Steel Manufacturing Co., Ltd.	30,000	76,209
Mitsui Mining & Smelting Co., Ltd.	44,839	137,796
Nippon Steel Corp.	344,755	1,154,595
Nisshin Steel Holdings Co., Ltd.	4,400	52,705
Sumitomo Metal Mining Co., Ltd.	29,575	387,468
Toho Zinc Co., Ltd.	30,000	100,471
Tokyo Steel Manufacturing Co., Ltd. (a)(b)	1,444	7,488
Topy Industries, Ltd.	44,000	81,633
Yodogawa Steel Works, Ltd.	29,963	129,140

		3,225,269

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	18,041	256,613
J Front Retailing Co., Ltd.	29,778	225,520
Marui Group Co., Ltd.	19,516	198,307
Ryohin Keikaku Co., Ltd.	1,536	166,161
Takashimaya Co., Ltd.	15,332	152,729

		999,330

OFFICE ELECTRONICS — 1.8%
Brother Industries, Ltd.	13,532	185,010
Canon, Inc. (a)	53,958	1,709,530
Konica Minolta Holdings, Inc.	30,075	300,163
Ricoh Co., Ltd.	29,555	314,376

		2,509,079

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (b)	44,927	85,917
Inpex Corp.	24,000	307,807
JX Holdings, Inc.	109,500	563,622
TonenGeneral Sekiyu K.K. (a)	14,547	133,560

		1,090,906

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	3,000	55,773
OJI Paper Co., Ltd.	44,839	229,943

		285,716

PERSONAL PRODUCTS — 0.9%
Kao Corp.	24,039	757,044
Mandom Corp.	7,516	238,126
Shiseido Co., Ltd. (a)	13,532	217,712

		1,212,882

PHARMACEUTICALS — 4.9%
Astellas Pharma, Inc.	20,971	1,243,036
Chugai Pharmaceutical Co., Ltd. (a)	12,016	265,803
Daiichi Sankyo Co., Ltd.	30,051	549,813
Dainippon Sumitomo Pharma Co., Ltd. (a)	7,460	116,757
Eisai Co., Ltd.	11,940	462,923
Hisamitsu Pharmaceutical Co., Inc.	3,004	151,479
Kissei Pharmaceutical Co., Ltd.	7,500	184,672
Kyowa Hakko Kirin Co., Ltd. (a)	14,833	163,564
Mitsubishi Tanabe Pharma Corp.	15,000	209,219
Mochida Pharmaceutical Co., Ltd.	3,000	178,393
Nichi-iko Pharmaceutical Co., Ltd. (a)	1,500	23,163
Ono Pharmaceutical Co., Ltd.	3,032	265,684
Otsuka Holdings Co., Ltd.	11,900	344,189
Santen Pharmaceutical Co., Ltd.	7,456	347,954
Seikagaku Corp.	6,000	73,412
Shionogi & Co., Ltd.	14,996	325,302
Taisho Pharmaceutical Holdings Co., Ltd.	2,900	199,486
Takeda Pharmaceutical Co., Ltd.	34,755	1,595,480
Torii Pharmaceutical Co., Ltd.	1,500	44,099
Tsumura & Co.	100	2,653

		6,747,081

PROFESSIONAL SERVICES — 0.1%
Meitic Corp.	6,012	162,905

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.3%
Daikyo, Inc. (a)	30,256	82,329
Daito Trust Construction Co., Ltd.	4,464	417,498
Daiwa House Industry Co., Ltd.	30,363	587,876
Heiwa Real Estate Co., Ltd.	7,400	128,561
Leopalace21 Corp. (b)	7,544	39,907
Mitsubishi Estate Co., Ltd.	57,111	1,708,902
Mitsui Fudosan Co., Ltd.	41,923	1,509,715
Sumitomo Realty & Development Co., Ltd.	14,843	738,584
Tokyo Tatemono Co., Ltd. (a)	29,540	328,269
Tokyu Fudosan Holdings Corp. (b)	40,900	385,243

		5,926,884

ROAD & RAIL — 3.8%
Central Japan Railway Co.	7,500	883,402
East Japan Railway Co.	16,500	1,315,542
Hankyu Hanshin Holdings, Inc.	60,486	326,874
Keikyu Corp. (a)	30,355	250,395
Keisei Electric Railway Co., Ltd.	15,147	139,357
Kintetsu Corp. (a)	90,038	316,103
Nagoya Railroad Co., Ltd.	60,362	174,013
Nankai Electric Railway Co., Ltd.	45,111	159,233
Nippon Express Co., Ltd.	59,555	288,412
Odakyu Electric Railway Co., Ltd. (a)	15,483	140,092
Sotetsu Holdings, Inc.	60,254	206,379
Tobu Railway Co., Ltd.	45,007	218,387
Tokyu Corp.	45,391	294,099
West Japan Railway Co.	10,500	455,544

		5,167,832

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Advantest Corp. (a)	9,016	112,115
Dainippon Screen Manufacturing Co., Ltd. (b)	364	2,064
Disco Corp. (a)	2,684	178,244
Rohm Co., Ltd.	4,476	218,040
Sanken Electric Co., Ltd.	15,404	113,582
Shinko Electric Industries Co., Ltd. (a)	4,492	37,268
Sumco Corp. (a)	7,546	66,626
Tokyo Electron, Ltd.	7,540	413,210

		1,141,149

SOFTWARE — 0.7%
Konami Corp. (a)	5,992	138,477
Nintendo Co., Ltd. (a)	4,548	606,227
NSD Co., Ltd.	6,032	71,508
Square Enix Holdings Co., Ltd. (a)	5,996	104,968

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Trend Micro, Inc. (a)(b)	2,968	$103,917

		1,025,097

SPECIALTY RETAIL — 1.4%
Aoyama Trading Co., Ltd.	7,484	202,436
Autobacs Seven Co., Ltd.	4,380	68,302
Fast Retailing Co., Ltd.	1,476	609,471
Hikari Tsushin, Inc. (a)	1,484	111,965
Nitori Holding Co., Ltd.	1,510	143,235
Sanrio Co., Ltd. (a)	3,048	128,323
Shimachu Co., Ltd.	7,484	177,229
Shimamura Co., Ltd.	1,532	143,718
USS Co., Ltd.	15,000	206,080
Yamada Denki Co., Ltd. (a)	45,000	147,281

		1,938,040

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp.	15,064	257,266
Gunze, Ltd.	30,223	75,913
Onward Holdings Co., Ltd.	14,580	110,559
The Japan Wool Textile Co., Ltd.	15,031	109,259

		552,997

TOBACCO — 1.1%
Japan Tobacco, Inc.	45,000	1,464,250

TRADING COMPANIES & DISTRIBUTORS — 3.7%
Hanwa Co., Ltd.	15,207	81,457
Inaba Denki Sangyo Co., Ltd.	7,456	232,678
ITOCHU Corp.	64,566	797,976
Iwatani Corp.	28,451	144,549
Kanematsu Corp.	66,000	108,634
Marubeni Corp.	75,402	542,352
Mitsubishi Corp.	57,007	1,093,983
Mitsui & Co., Ltd.	75,202	1,048,199
Sojitz Corp.	64,428	114,629
Sumitomo Corp.	47,975	602,968
Toyota Tsusho Corp.	7,539	186,709
Yamazen Corp.	21,000	128,871

		5,083,005

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	15,395	141,200
Mitsubishi Logistics Corp. (a)	14,216	224,659

		365,859

WIRELESS TELECOMMUNICATION SERVICES — 4.2%
KDDI Corp.	26,700	1,643,585
NTT DoCoMo, Inc.	66,100	1,084,844
Softbank Corp.	35,515	3,108,682

		5,837,111

TOTAL COMMON STOCKS —
(Cost $137,005,775)		137,717,725

RIGHTS — 0.0% (c)
JAPAN — 0.0% (c)
PHARMACEUTICALS — 0.0% (c)
Nichi-iko Pharmaceutical Co., Ltd. (expiring 1/24/14) (b) (Cost $7,970)	1,500	6,708

SHORT TERM INVESTMENTS — 6.7%
UNITED STATES — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,952,139	7,952,139
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	1,192,433	1,192,433

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,144,572)		9,144,572

TOTAL INVESTMENTS — 106.6% (g)
(Cost $146,158,317)		146,869,005
OTHER ASSETS & LIABILITIES — (6.6)%		(9,036,498)

NET ASSETS — 100.0%		$137,832,507

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
JAPAN — 99.9%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	7,500	$301,841

AIRLINES — 0.0% (a)
Skymark Airlines, Inc.	9,200	33,787

AUTO COMPONENTS — 5.7%
Ahresty Corp.	8,100	64,966
Calsonic Kansei Corp.	7,000	36,164
Exedy Corp.	5,700	166,762
FCC Co., Ltd.	10,613	211,644
Futaba Industrial Co., Ltd. (b)(c)	14,794	56,865
Keihin Corp.	10,841	168,125
Koito Manufacturing Co., Ltd.	21,000	400,999
KYB Co., Ltd.	30,902	162,588
Mitsuba Corp.	2,100	34,146
Musashi Seimitsu Industry Co., Ltd.	13,652	295,368
NHK Spring Co., Ltd.	7,700	86,886
Nifco, Inc.	12,300	326,034
Nissan Shatai Co., Ltd.	27,000	392,779
Nissin Kogyo Co., Ltd.	13,034	276,293
Press Kogyo Co., Ltd.	29,569	122,659
Showa Corp.	17,139	276,233
Takata Corp.	14,500	415,941
Tokai Rika Co., Ltd.	11,000	218,943
Topre Corp.	15,934	236,194
Toyo Tire & Rubber Co., Ltd. (c)	46,372	264,277
Toyota Boshoku Corp.	10,300	128,670
TS Tech Co., Ltd.	13,100	441,839
Unipres Corp.	9,400	176,365

		4,960,740

BEVERAGES — 0.9%
Coca-Cola East Japan Co., Ltd.	21,200	440,923
Coca-Cola West Co., Ltd. (c)	3,000	63,565
Sapporo Holdings, Ltd. (c)	46,000	193,445
Takara Holdings, Inc.	12,000	111,888

		809,821

BIOTECHNOLOGY — 0.7%
3-D Matrix, Ltd. (b)(c)	1,500	46,382
AnGes MG, Inc. (b)(c)	3,300	19,372
D.Western Therapeutics Institute, Inc. (b)	1,000	8,544
GNI Group, Ltd. (b)(c)	13,000	57,761
Japan Tissue Engineering Co., Ltd. (b)	4	16,079
NanoCarrier Co., Ltd. (b)(c)	41	89,213
OncoTherapy Science, Inc. (b)(c)	26,600	64,282
Sosei Group Corp. (b)	3,600	147,795
Takara Bio, Inc.	5,700	118,062
UMN Pharma, Inc. (b)	1,000	29,019

		596,509

BUILDING PRODUCTS — 2.7%
Aica Kogyo Co., Ltd.	18,519	366,310
Bunka Shutter Co., Ltd.	42,577	259,258
Central Glass Co., Ltd.	57,309	190,839
Nichias Corp.	31,000	212,359
Nippon Sheet Glass Co., Ltd. (b)(c)	46,000	59,959
Nitto Boseki Co., Ltd.	64,020	338,054
Noritz Corp. (c)	7,965	170,584
Sankyo Tateyama, Inc.	13,400	266,202
Sanwa Holdings Corp.	68,910	467,464

		2,331,029

CAPITAL MARKETS — 2.7%
Ichigo Group Holdings Co., Ltd. (c)	19,400	72,354
Jafco Co., Ltd.	8,200	446,259
Matsui Securities Co., Ltd.	18,600	238,550
Monex Group, Inc.	75,600	338,781
Okasan Securities Group, Inc.	37,447	381,934
Sawada Holdings Co., Ltd.	1,700	20,800
Sparx Group Co., Ltd. (b)	5,200	14,743
Tokai Tokyo Financial Holdings, Inc.	65,221	630,461
Toyo Securities Co., Ltd.	55,457	201,029

		2,344,911

CHEMICALS — 5.1%
ADEKA Corp.	27,013	297,617
Asahi Organic Chemicals Industry Co., Ltd.	45,540	94,888
C. Uyemura & Co., Ltd.	2,576	112,741
Fujikura Kasei Co., Ltd.	23,538	132,129
Fujimi, Inc.	7,473	96,910
Ishihara Sangyo Kaisha, Ltd. (b)	127,811	139,844
Japan Pure Chemical Co., Ltd.	129	264,493
Kureha Corp.	34,000	174,035
Lintec Corp.	13,708	254,062
Nippon Carbide Industries Co., Inc. (c)	5,000	15,033
Nippon Soda Co., Ltd.	36,065	229,899
Nippon Valqua Industries, Ltd.	42,025	113,154
NOF Corp.	48,731	346,804
Okamoto Industries, Inc.	69,841	217,952
Sumitomo Bakelite Co., Ltd.	43,000	154,645
Taiyo Holdings Co., Ltd.	8,300	261,386
Toagosei Co., Ltd.	60,000	256,886
Tokai Carbon Co., Ltd.	43,542	152,038
Tokuyama Corp. (c)	41,000	155,644
Tokyo Ohka Kogyo Co., Ltd.	15,800	338,083
Tosoh Corp.	26,000	120,965
Toyo Ink Manufacturing Co., Ltd.	47,000	232,082
Zeon Corp. (c)	33,000	309,262

		4,470,552

COMMERCIAL BANKS — 6.8%
Bank of the Ryukyus, Ltd. (c)	13,681	179,107
Kansai Urban Banking Corp.	114,000	132,325
North Pacific Bank, Ltd.	70,200	285,863
The 77 Bank, Ltd.	6,000	29,057
The Aichi Bank, Ltd.	6,149	294,272
The Bank of Iwate, Ltd.	6,756	339,391
The Bank of Nagoya, Ltd. (c)	40,000	135,483
The Bank of Okinawa, Ltd. (c)	5,900	234,361
The Daishi Bank, Ltd.	67,000	231,397
The Fukushima Bank, Ltd.	286,478	237,130
The Higo Bank, Ltd.	43,000	236,059
The Hokkoku Bank, Ltd. (c)	42,000	150,649
The Hyakugo Bank, Ltd.	65,000	260,359
The Hyakujushi Bank, Ltd.	56,000	195,005
The Juroku Bank, Ltd.	69,000	253,404
The Kagoshima Bank, Ltd.	36,000	228,800
The Keiyo Bank, Ltd.	48,000	231,083
The Kiyo Bank, Ltd. (b)	22,300	297,673
The Musashino Bank, Ltd.	13,300	446,054

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

The Nagano Bank, Ltd.	100,534	$174,085
The Nanto Bank, Ltd.	48,000	179,478
The Shikoku Bank, Ltd.	72,000	161,667
The Shimizu Bank, Ltd.	5,900	158,299
The Taiko Bank, Ltd. (c)	70,000	154,512
The Tochigi Bank, Ltd. (c)	36,846	142,679
The Tokyo Tomin Bank, Ltd.	10,105	104,891
The Yachiyo Bank, Ltd.	6,600	172,119
Tomato Bank, Ltd.	113,872	191,764
TOMONY Holdings, Inc.	36,705	148,419

		5,985,385

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Aeon Delight Co., Ltd.	5,900	113,223
Daiseki Co., Ltd.	18,293	358,185
Duskin Co., Ltd.	16,600	314,927
Moshi Moshi Hotline, Inc.	13,744	147,371
Nissha Printing Co., Ltd. (b)(c)	11,200	178,168
Okamura Corp.	23,884	203,152
Pilot Corp.	6,600	227,002
Sanix, Inc. (b)(c)	1,800	14,660

		1,556,688

COMMUNICATIONS EQUIPMENT — 1.0%
Aiphone Co., Ltd.	8,006	135,814
Denki Kogyo Co., Ltd.	33,303	230,987
Hitachi Kokusai Electric, Inc.	20,634	290,550
Icom, Inc.	8,200	198,320

		855,671

COMPUTERS & PERIPHERALS — 0.6%
Eizo Nanao Corp.	8,300	212,110
Melco Holdings, Inc. (c)	4,500	58,142
Wacom Co., Ltd.	40,700	285,777

		556,029

CONSTRUCTION & ENGINEERING — 4.8%
Chugai Ro Co., Ltd. (c)	55,522	137,346
Daiho Corp.	4,000	17,735
Hazama Ando Corp.	7,300	26,045
Kandenko Co., Ltd.	31,000	174,901
Kinden Corp.	33,924	355,039
Kumagai Gumi Co., Ltd. (b)(c)	19,000	55,497
Kyowa Exeo Corp.	28,776	380,559
Kyudenko Corp.	30,657	208,259
Maeda Corp.	53,158	352,010
Maeda Road Construction Co., Ltd.	25,000	410,780
Mirait Holdings Corp.	23,600	209,942
Nippo Corp.	3,000	49,864
Nishimatsu Construction Co., Ltd.	26,000	82,622
Penta-Ocean Construction Co., Ltd. (c)	105,500	370,387
Sanki Engineering Co., Ltd.	23,196	145,878
SHO-BOND Holdings Co., Ltd.	10,300	473,327
Sumitomo Mitsui Construction Co., Ltd. (b)	32,600	39,701
Taikisha, Ltd.	11,400	253,478
Tekken Corp. (b)(c)	13,000	39,951
Toda Corp.	48,000	166,690
Tokyu Construction Co., Ltd. (b)	20,222	102,356
Toyo Engineering Corp.	32,000	130,308

		4,182,675

CONSTRUCTION MATERIALS — 0.1%
Sumitomo Osaka Cement Co., Ltd.	15,000	57,657

CONSUMER FINANCE — 1.1%
Acom Co., Ltd. (b)(c)	94,100	319,620
Aiful Corp. (b)(c)	49,400	206,803
Hitachi Capital Corp.	2,000	58,323
J Trust Co., Ltd. (c)	15,200	216,347
Orient Corp. (b)	73,200	171,326

		972,419

CONTAINERS & PACKAGING — 1.0%
FP Corp. (c)	3,800	271,158
Fuji Seal International, Inc.	9,470	293,727
Taisei Lamick Co., Ltd. (c)	12,300	299,703

		864,588

DISTRIBUTORS — 0.3%
Canon Marketing Japan, Inc.	12,300	171,677
Jin Co., Ltd. (c)	2,600	110,080

		281,757

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp.	15,100	498,521
Fuyo General Lease Co., Ltd.	4,600	180,096
Japan Securities Finance Co., Ltd.	23,419	182,040
Ricoh Leasing Co., Ltd.	7,567	224,263
Zenkoku Hosho Co., Ltd.	1,000	43,766

		1,128,686

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	6,700	225,660

ELECTRICAL EQUIPMENT — 1.5%
Daihen Corp.	36,971	171,655
Endo Lighting Corp. (c)	2,800	55,811
Fujikura, Ltd.	28,000	131,335
Furukawa Electric Co., Ltd.	40,000	100,471
Futaba Corp.	14,800	193,334
Nippon Carbon Co., Ltd. (c)	39,000	73,469
Nippon Signal Co., Ltd. (c)	18,500	156,477
Sinfonia Technology Co., Ltd.	65,826	105,843
SWCC Showa Holdings Co., Ltd. (b)(c)	123,075	125,294
Tatsuta Electric Wire and Cable Co., Ltd. (c)	14,400	86,999
Toyo Tanso Co., Ltd. (c)	4,400	83,768

		1,284,456

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Alps Electric Co., Ltd. (b)	39,100	444,551
Amano Corp.	19,932	183,001
Anritsu Corp.	15,700	172,826
Citizen Holdings Co., Ltd.	23,600	198,940
Daiwabo Holdings Co., Ltd. (c)	34,635	67,883
Enplas Corp.	600	41,216
ESPEC Corp.	13,531	105,565
Hakuto Co., Ltd. (c)	20,211	201,908
Hitachi High-Technologies Corp.	1,100	27,640
Horiba, Ltd. (c)	11,200	382,551
Hosiden Corp.	23,595	127,510
Japan Aviation Electronics Industry, Ltd.	2,000	25,727
Japan Cash Machine Co., Ltd. (c)	6,824	134,461
Koa Corp.	16,591	170,322
Maruwa Co., Ltd.	2,400	80,948

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Mitsumi Electric Co., Ltd. (b)	1,300	$10,847
Nichicon Corp.	13,100	126,881
Nihon Dempa Kogyo Co., Ltd.	5,795	49,677
Nippon Ceramic Co., Ltd. (c)	7,023	109,850
Nippon Chemi-Con Corp. (b)(c)	28,432	109,286
Oki Electric Industry Co., Ltd. (b)	165,000	389,325
Ryosan Co., Ltd.	9,896	210,715
Ryoyo Electro Corp. (c)	21,004	216,225
Star Micronics Co., Ltd. (c)	12,669	147,778
Taiyo Yuden Co., Ltd. (c)	27,600	360,017
Topcon Corp. (c)	15,019	228,061

		4,323,711

ENERGY EQUIPMENT & SERVICES — 0.5%
Japan Drilling Co., Ltd. (c)	1,700	99,957
Modec, Inc.	7,000	201,132
Shinko Plantech Co., Ltd.	21,786	169,347

		470,436

FOOD & STAPLES RETAILING — 1.9%
Cawachi, Ltd.	7,935	149,406
Cosmos Pharmaceutical Corp.	600	65,135
Izumiya Co., Ltd.	35,933	158,631
Kato Sangyo Co., Ltd.	8,200	149,793
Matsumotokiyoshi Holdings Co., Ltd. (c)	10,600	370,629
Ministop Co., Ltd.	10,394	162,479
Tsuruha Holdings, Inc.	1,100	101,204
Valor Co., Ltd.	11,400	150,872
Yokohama Reito Co., Ltd.	42,280	321,007

		1,629,156

FOOD PRODUCTS — 2.8%
Ariake Japan Co., Ltd.	10,464	257,755
Ezaki Glico Co., Ltd.	21,000	237,762
Fuji Oil Co., Ltd.	15,100	225,124
Fujicco Co., Ltd.	10,657	120,862
Hokuto Corp. (c)	11,421	214,609
Marudai Food Co., Ltd.	94,417	276,680
Maruha Nichiro Holdings, Inc.	106,000	184,558
Megmilk Snow Brand Co., Ltd. (c)	16,500	208,006
Mitsui Sugar Co., Ltd.	40,497	155,661
Morinaga Milk Industry Co., Ltd.	47,000	139,518
Nakamuraya Co., Ltd.	45,952	173,132
Nippon Suisan Kaisha, Ltd. (b)	59,275	134,786
Riken Vitamin Co., Ltd.	5,880	125,762

		2,454,215

GAS UTILITIES — 0.2%
Shizuoka Gas Co., Ltd.	34,319	204,402

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Asahi Intecc Co., Ltd.	8,400	313,686
Fukuda Denshi Co., Ltd.	7,286	297,734
Nakanishi, Inc.	2,047	293,110
Nihon Kohden Corp.	1,000	34,918
Nikkiso Co., Ltd.	1,000	12,597
Nipro Corp. (c)	19,600	177,343
Paramount Bed Holdings Co., Ltd.	5,400	181,105

		1,310,493

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Message Co., Ltd.	6,800	209,943
Ship Healthcare Holdings, Inc.	10,400	404,205
Toho Holdings Co., Ltd.	13,200	211,868

		826,016

HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc. (c)	71	177,998
Medinet Co., Ltd. (b)(c)	106	43,165

		221,163

HOTELS, RESTAURANTS & LEISURE — 2.8%
Accordia Golf Co., Ltd.	32,800	413,803
Doutor Nichires Holdings Co., Ltd.	13,175	219,991
HIS Co., Ltd.	6,700	334,665
Imperial Hotel, Ltd.	700	15,012
MOS Food Services, Inc.	16,314	309,812
Ohsho Food Service Corp. (c)	8,300	254,279
PGM Holdings K. K. (c)	15,100	142,085
Round One Corp.	19,700	158,380
Tokyo Dome Corp.	52,085	344,409
Tokyotokeiba Co., Ltd. (c)	7,000	28,305
Zensho Co., Ltd. (c)	24,046	258,293

		2,479,034

HOUSEHOLD DURABLES — 1.8%
Chofu Seisakusho Co., Ltd. (c)	11,600	274,149
Clarion Co., Ltd. (b)(c)	39,000	58,627
Foster Electric Co., Ltd.	8,000	147,586
France Bed Holdings Co., Ltd.	134,734	261,507
Fujitsu General, Ltd.	13,000	138,775
Funai Electric Co., Ltd. (c)	8,100	105,503
JVC Kenwood Holdings, Inc. (c)	27,800	55,015
Misawa Homes Holdings, Inc.	12,766	196,400
Pioneer Corp. (b)(c)	14,800	30,979
Token Corp.	5,480	263,299

		1,531,840

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd. (c)	13,680	155,666

INTERNET & CATALOG RETAIL — 0.6%
ASKUL Corp.	400	11,741
Senshukai Co., Ltd. (c)	27,824	233,223
Start Today Co., Ltd.	12,400	308,039

		553,003

INTERNET SOFTWARE & SERVICES — 0.8%
CROOZ, Inc. (c)	300	11,788
F@N Communications, Inc.	700	20,846
GMO Internet, Inc.	23,000	301,984
Gree, Inc. (c)	12,100	119,613
Internet Initiative Japan, Inc.	8,100	217,325
UNITED, Inc.	1,600	48,104

		719,660

IT SERVICES — 1.9%
Billing System Corp.	100	7,611
Digital Garage, Inc.	8,100	210,621
Future Architect, Inc.	66,400	351,252
GMO Payment Gateway, Inc. (c)	200	7,954
Ines Corp. (c)	31,660	207,844
IT Holdings Corp.	16,637	262,602
Itochu Techno-Solutions Corp. (c)	700	28,405
NET One Systems Co., Ltd. (c)	19,700	129,328
SCSK Corp.	9,600	251,817

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Transcosmos, Inc.	9,967	$190,891

		1,648,325

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Fields Corp.	8,200	157,985
Heiwa Corp.	16,200	262,332
Roland Corp.	13,076	177,531
Tamron Co., Ltd. (c)	6,600	160,251
Tomy Co., Ltd.	18,000	80,320
Universal Entertainment Corp. (c)	5,800	107,055

		945,474

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Chiome Bioscience, Inc. (b)	1,000	30,684
EPS Corp. (c)	147	193,007

		223,691

MACHINERY — 8.2%
Asahi Diamond Industrial Co., Ltd.	17,742	182,476
CKD Corp.	14,805	160,720
Daifuku Co., Ltd.	27,181	347,569
DMG Mori Seiki Co., Ltd.	25,000	450,026
Fuji Machine Manufacturing Co., Ltd.	16,942	140,881
Fujitec Co., Ltd.	1,000	13,006
Furukawa Co., Ltd.	103,280	204,388
Hitachi Zosen Corp.	41,200	315,551
Hoshizaki Electric Co., Ltd.	8,900	316,693
Iseki & Co., Ltd. (c)	33,000	98,587
Juki Corp. (b)	38,450	83,774
Kitz Corp. (c)	22,102	111,030
Komori Corp. (c)	20,840	354,719
Kyokuto Kaihatsu Kogyo Co., Ltd.	20,940	270,354
Makino Milling Machine Co., Ltd.	29,739	256,349
Meidensha Corp.	36,000	134,266
Minebea Co., Ltd.	63,000	460,939
Miura Co., Ltd. (c)	7,500	187,455
Nachi-Fujikoshi Corp.	56,418	318,309
Namura Shipbuilding Co., Ltd. (c)	11,400	153,909
Nihon Trim Co., Ltd.	500	38,628
Nippon Sharyo, Ltd. (c)	27,970	138,912
Nippon Thompson Co., Ltd.	21,511	119,318
Nitto Kohki Co., Ltd.	8,300	149,251
OKUMA Corp. (c)	24,192	266,767
OSG Corp.	18,100	307,565
Ryobi, Ltd.	30,723	123,646
Shibuya Kogyo Co., Ltd.	800	13,579
Shima Seiki Manufacturing, Ltd.	13,900	261,456
Sintokogio, Ltd.	17,019	127,758
Tadano, Ltd.	23,913	320,797
Toshiba Machine Co., Ltd.	35,009	202,516
Tsubakimoto Chain Co.	36,124	275,643
Tsugami Corp. (c)	14,000	83,916
Union Tool Co.	8,832	202,765

		7,193,518

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd.	30,806	190,513

MEDIA — 3.0%
Adways, Inc. (b)(c)	3,000	83,488
Asatsu-DK, Inc. (c)	5,900	138,371
Avex Group Holdings, Inc. (c)	11,392	244,954
CyberAgent, Inc.	7,800	317,625
Daiichikosho Co., Ltd.	13,581	384,540
Kadokawa Corp. (c)	4,587	155,802
Next Co., Ltd.	2,100	22,318
Shochiku Co., Ltd. (c)	33,243	306,163
SKY Perfect JSAT Holdings, Inc.	37,700	204,094
Tokyo Broadcasting System Holdings, Inc.	14,700	182,657
TV Asahi Corp.	20,800	461,497
Usen Corp. (b)(c)	10,730	42,979
ValueCommerce Co., Ltd.	700	8,612
Zenrin Co., Ltd.	11,224	109,458

		2,662,558

METALS & MINING — 3.0%
Aichi Steel Corp.	31,000	128,300
Asahi Holdings, Inc.	13,400	227,955
Daido Steel Co., Ltd.	19,000	94,363
Godo Steel, Ltd.	31,440	58,330
Kyoei Steel, Ltd. (c)	6,800	128,295
Maruichi Steel Tube, Ltd.	15,200	384,103
Mitsui Mining & Smelting Co., Ltd.	52,000	159,802
Nippon Denko Co., Ltd.	39,000	117,625
Nippon Yakin Kogyo Co., Ltd. (b)(c)	28,000	94,306
Nisshin Steel Holdings Co., Ltd.	21,600	258,736
OSAKA Titanium Technologies Co. (c)	6,600	115,102
Pacific Metals Co., Ltd.	14,000	51,149
Sanyo Special Steel Co., Ltd.	34,750	169,609
Toho Titanium Co., Ltd. (c)	9,900	69,137
Toho Zinc Co., Ltd.	55,796	186,863
Tokyo Rope Manufacturing Co., Ltd. (b)(c)	46,654	73,240
Tokyo Steel Manufacturing Co., Ltd. (b)(c)	17,100	88,668
UACJ Corp.	51,000	193,121
Yamato Kogyo Co., Ltd.	1,100	35,165

		2,633,869

MULTILINE RETAIL — 0.9%
Izumi Co., Ltd.	12,900	405,024
Matsuya Co., Ltd. (b)	10,008	106,931
Parco Co., Ltd.	20,525	193,523
Seria Co., Ltd.	1,000	40,245

		745,723

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp.	5,547	114,154

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	34,104	187,871

PAPER & FOREST PRODUCTS — 0.9%
Daio Paper Corp.	27,940	279,918
Nippon Paper Industries Co., Ltd. (c)	26,400	490,801

		770,719

PERSONAL PRODUCTS — 1.6%
Dr Ci:Labo Co., Ltd. (c)	44	134,589
Euglena Co., Ltd. (b)	5,000	67,456
Fancl Corp.	11,700	126,568
Mandom Corp.	10,345	327,757
Milbon Co., Ltd.	9,120	357,494
Pola Orbis Holdings, Inc.	6,200	221,502
Unihair Co., Ltd.	12,704	140,571

		1,375,937

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 2.0%
JCR Pharmaceuticals Co., Ltd.	500	$10,851
Kaken Pharmaceutical Co., Ltd.	30,428	457,412
KYORIN Holdings, Inc.	17,400	372,981
Mochida Pharmaceutical Co., Ltd.	5,600	333,000
Nichi-iko Pharmaceutical Co., Ltd. (c)	9,265	143,068
Torii Pharmaceutical Co., Ltd.	9,900	291,052
Towa Pharmaceutical Co., Ltd. (c)	3,800	159,621
ZERIA Pharmaceutical Co., Ltd.	1,000	24,404

		1,792,389

PROFESSIONAL SERVICES — 0.9%
Meitic Corp.	10,244	277,579
Nihon M&A Center, Inc.	4,200	283,316
Pasona Group, Inc.	18,800	132,363
Temp Holdings Co., Ltd. (c)	2,100	55,884

		749,142

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Daibiru Corp.	20,126	246,441
Daikyo, Inc. (c)	48,352	131,570
Goldcrest Co., Ltd.	4,809	125,092
Heiwa Real Estate Co., Ltd.	19,200	333,564
K.K. daVinci Holdings (b)(d)	262	0
Kenedix, Inc. (b)(c)	57,300	294,936
Leopalace21 Corp. (b)	30,700	162,401
NTT Urban Development Corp.	34,400	395,696
Sun Frontier Fudousan Co., Ltd.	700	11,155
Suruga Corp. (b)(d)(e)	10,689	0
TOC Co., Ltd.	36,300	289,765

		1,990,620

ROAD & RAIL — 1.3%
Hamakyorex Co., Ltd.	5,800	159,920
Hitachi Transport System, Ltd.	14,800	221,074
Kobe Electric Railway Co., Ltd. (b)(c)	46,500	149,979
Sankyu, Inc.	64,830	252,893
Seino Holdings Co., Ltd.	30,000	314,828

		1,098,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Dainippon Screen Manufacturing Co., Ltd. (b)	44,000	249,503
Disco Corp. (c)	2,100	139,460
Ferrotec Corp.	9,700	55,004
Megachips Corp.	10,300	157,580
Nuflare Technology, Inc.	100	12,426
Sanken Electric Co., Ltd.	2,000	14,747
Shindengen Electric Manufacturing Co., Ltd.	3,000	18,239
Shinko Electric Industries Co., Ltd. (c)	23,700	196,626
Sumco Corp. (c)	26,100	230,444
Tokyo Seimitsu Co., Ltd.	15,200	320,038
Ulvac, Inc. (b)	12,302	162,458

		1,556,525

SOFTWARE — 1.9%
Advanced Media, Inc. (b)	700	12,761
Broadleaf Co., Ltd.	2,000	36,953
Capcom Co., Ltd. (c)	12,700	228,009
COLOPL, Inc. (b)(c)	4,000	112,649
DTS Corp.	13,732	240,919
Dwango Co., Ltd. (c)	5,700	147,347
Fuji Soft, Inc.	10,874	249,852
Justsystems Corp. (b)	1,700	17,501
KLab, Inc. (b)	2,500	19,076
Nexon Co., Ltd.	13,200	122,072
NSD Co., Ltd.	15,778	187,045
Square Enix Holdings Co., Ltd. (c)	15,800	276,600

		1,650,784

SPECIALTY RETAIL — 4.0%
ABC-Mart, Inc.	5,900	257,937
Adastria Holdings Co., Ltd.	5,450	197,300
Autobacs Seven Co., Ltd.	23,788	370,948
Bic Camera, Inc. (c)	443	249,097
Chiyoda Co., Ltd.	8,113	156,386
DCM Japan Holdings Co., Ltd.	23,600	163,912
EDION Corp. (c)	16,850	98,594
Geo Holdings Corp. (c)	15,100	135,477
Hikari Tsushin, Inc. (c)	5,400	407,421
K’s Holdings Corp.	10,600	306,589
Kohnan Shoji Co., Ltd. (c)	14,600	150,716
Komeri Co., Ltd.	7,630	195,278
Nishimatsuya Chain Co., Ltd.	13,666	107,269
Shimachu Co., Ltd.	15,000	355,216
United Arrows, Ltd.	5,829	218,508
Xebio Co., Ltd.	8,161	156,845

		3,527,493

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Atsugi Co., Ltd.	185,470	213,519
Daidoh, Ltd. (c)	21,911	139,465
Gunze, Ltd.	57,348	144,045
Onward Holdings Co., Ltd.	30,000	227,487
Sanyo Shokai, Ltd.	59,516	161,382
Seiko Holdings Corp.	25,649	126,409
The Japan Wool Textile Co., Ltd.	32,170	233,841
Toyobo Co., Ltd.	148,000	273,174
TSI Holdings Co., Ltd.	20,300	135,971
Unitika, Ltd. (b)	164,084	99,913

		1,755,206

TRADING COMPANIES & DISTRIBUTORS — 3.3%
Hanwa Co., Ltd.	67,032	359,060
Inaba Denki Sangyo Co., Ltd.	10,263	320,276
Inabata & Co., Ltd.	31,175	341,693
Iwatani Corp.	69,422	352,708
Kanamoto Co., Ltd.	10,000	254,317
Kuroda Electric Co., Ltd.	29,400	441,399
MonotaRO Co., Ltd.	10,100	205,450
Nichiden Corp.	9,200	194,670
Okaya & Co., Ltd.	12,905	146,724
Trusco Nakayama Corp.	12,400	292,112

		2,908,409

TRANSPORTATION INFRASTRUCTURE — 1.1%
Japan Airport Terminal Co., Ltd. (c)	13,048	295,211
Mitsubishi Logistics Corp. (c)	10,000	158,032
Mitsui-Soko Co., Ltd.	45,686	212,119
The Sumitomo Warehouse Co., Ltd.	57,563	332,437

		997,799

TOTAL COMMON STOCKS —
(Cost $93,107,932)		87,399,069

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (a)
JAPAN — 0.0% (a)
PHARMACEUTICALS — 0.0% (a)
Nichi-iko Pharmaceutical Co., Ltd. (expiring 1/24/14) (b) (Cost $59,728)	9,265	$41,431

SHORT TERM INVESTMENTS — 11.0%
UNITED STATES — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	7,863,749	7,863,749
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	1,771,947	1,771,947

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,635,696)		9,635,696

TOTAL INVESTMENTS — 110.9% (i)
(Cost $102,803,356)		97,076,196
OTHER ASSETS & LIABILITIES — (10.9)%		(9,572,361)

NET ASSETS — 100.0%		$87,503,835

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	A portion of the security was on loan at December 31, 2013.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 8.6%
ALS, Ltd. (a)	10,846	$85,487
CFS Retail Property Trust Group (a)	70,763	123,134
Coca-Cola Amatil, Ltd. (a)	6,974	75,059
Monadelphous Group, Ltd. (a)	8,860	147,435
Origin Energy, Ltd.	6,216	78,245
Sonic Healthcare, Ltd.	5,588	82,888
UGL, Ltd. (a)	27,086	177,139
Woolworths, Ltd.	2,324	70,380

		839,767

CANADA — 15.5%
Bank of Montreal (a)	1,474	98,234
Bank of Nova Scotia	1,330	83,155
Canadian Imperial Bank of Commerce (a)	1,239	105,790
Cominar Real Estate Investment Trust	6,573	114,076
Emera, Inc.	2,412	69,397
Great-West Lifeco, Inc.	2,756	84,950
IGM Financial, Inc. (a)	2,045	107,957
National Bank of Canada	1,065	88,598
Power Corp. of Canada (a)	2,802	84,258
Power Financial Corp.	2,820	95,548
RioCan REIT	4,313	100,549
Royal Bank of Canada	1,209	81,256
Shaw Communications, Inc. (Class B)	3,080	74,935
Sun Life Financial, Inc.	2,814	99,371
TransAlta Corp.	11,458	145,368
TransCanada Corp. (a)	1,532	69,989

		1,503,431

FINLAND — 2.7%
Fortum Oyj	6,791	155,618
Konecranes Oyj	2,895	103,160

		258,778

FRANCE — 9.6%
Bouygues SA	5,774	218,161
Casino Guichard-Perrachon SA	835	96,385
Eiffage SA	1,255	72,372
GDF Suez	9,240	217,658
Sanofi	634	67,374
Total SA	2,320	142,355
Vinci SA	1,725	113,429

		927,734

GERMANY — 4.6%
Axel Springer SE	2,201	141,635
Deutsche Boerse AG	1,210	100,372
Muenchener Rueckversicherungs- Gesellschaft AG	505	111,443
Siemens AG	689	94,267

		447,717

HONG KONG — 1.4%
China Mobile, Ltd.	6,000	62,215
CLP Holdings, Ltd.	9,000	71,153

		133,368

ITALY — 1.6%
Atlantia SpA (a)	7,116	159,928

JAPAN — 5.3%
Azbil Corp.	2,534	59,092
Canon, Inc. (a)	2,000	63,365
Daito Trust Construction Co., Ltd.	747	69,864
Eisai Co., Ltd.	1,600	62,033
Nippon Telegraph & Telephone Corp.	1,072	57,728
NTT DoCoMo, Inc.	4,392	72,082
Sankyo Co., Ltd.	1,400	64,602
TonenGeneral Sekiyu K.K. (a)	7,000	64,269

		513,035

NETHERLANDS — 1.1%
Wolters Kluwer NV	3,559	101,736

RUSSIA — 1.0%
Lukoil OAO ADR (b)	360	22,723
Lukoil OAO ADR (b)	1,153	72,005

		94,728

SINGAPORE — 1.7%
Keppel Corp., Ltd.	9,000	79,764
Singapore Telecommunications, Ltd.	28,000	81,166

		160,930

SOUTH AFRICA — 2.7%
Sanlam, Ltd.	15,465	78,611
Standard Bank Group, Ltd.	7,325	90,512
The Foschini Group, Ltd. (a)	9,858	90,121

		259,244

SOUTH KOREA — 0.8%
KT&G Corp.	1,151	81,252

SPAIN — 5.8%
Abertis Infraestructuras SA	5,438	121,017
Enagas SA	4,733	123,882
Indra Sistemas SA (a)	4,608	77,179
Mapfre SA	23,523	100,903
Red Electrica Corporacion SA (a)	2,133	142,550

		565,531

SWEDEN — 3.7%
Hennes & Mauritz AB (Class B)	2,238	103,213
Securitas AB (Class B)	10,502	111,763
TeliaSonera AB	17,814	148,529

		363,505

SWITZERLAND — 3.4%
Baloise Holding AG	896	114,449
Novartis AG	973	77,897
PSP Swiss Property AG (c)	862	73,178
Roche Holding AG	239	66,969

		332,493

THAILAND — 0.5%
Advanced Info Service PCL, NVDR	8,400	50,998

UNITED KINGDOM — 11.3%
AMEC PLC	4,218	76,008
AstraZeneca PLC	3,326	196,908
BAE Systems PLC	14,495	104,432
British American Tobacco PLC	1,409	75,564
Carillion PLC (a)	29,080	159,181
Centrica PLC	15,122	87,084
GlaxoSmithKline PLC	3,245	86,611
Tesco PLC	15,553	86,127

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Vodafone Group PLC	36,419	$142,956
William Morrison Supermarkets PLC	19,541	84,472

		1,099,343

UNITED STATES — 18.3%
Avista Corp. (a)	2,822	79,552
CA, Inc. (a)	2,188	73,626
ConocoPhillips (a)	1,227	86,688
Entergy Corp. (a)	1,260	79,720
Federated Investors, Inc. (Class B) (a)	2,255	64,944
FirstEnergy Corp. (a)	2,929	96,598
Hawaiian Electric Industries, Inc. (a)	3,525	91,861
HollyFrontier Corp. (a)	2,678	133,070
Integrys Energy Group, Inc.	1,448	78,786
Lockheed Martin Corp.	644	95,737
Meredith Corp.	1,172	60,710
New York Community Bancorp, Inc. (a)	9,461	159,418
People’s United Financial, Inc. (a)	5,467	82,661
Pepco Holdings, Inc. (a)	4,920	94,120
PPL Corp. (a)	2,991	89,999
Public Service Enterprise Group, Inc. (a)	2,483	79,555
Southern Co.	1,822	74,902
UIL Holdings Corp. (a)	2,108	81,685
United Bankshares, Inc. (a)	3,202	100,703
Vectren Corp. (a)	2,190	77,745

		1,782,080

TOTAL COMMON STOCKS —
(Cost $9,133,450)		9,675,598

SHORT TERM INVESTMENTS — 23.3%
UNITED STATES — 23.3%
MONEY MARKET FUNDS — 23.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,154,121	2,154,121
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	114,980	114,980

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,269,101)		2,269,101

TOTAL INVESTMENTS — 122.9%
(Cost $11,402,551)		11,944,699
OTHER ASSETS & LIABILITIES — (22.9)%		(2,228,538)

NET ASSETS — 100.0%		$9,716,161

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	10.7%
Construction & Engineering	9.1
Insurance	7.9
Oil, Gas & Consumable Fuels	7.0
Commercial Banks	6.7
Multi-Utilities	6.3
Pharmaceuticals	5.7
Media	4.0
Real Estate Investment Trusts	3.5
Food & Staples Retailing	3.4
Wireless Telecommunication Services	3.4
Diversified Telecommunication Services	3.0
Transportation Infrastructure	2.8
Thrifts & Mortgage Finance	2.5
Aerospace & Defense	2.1
Specialty Retail	2.0
Industrial Conglomerates	1.8
Capital Markets	1.8
Tobacco	1.6
Independent Power Producers & Energy Traders	1.5
Real Estate Management & Development	1.4
Gas Utilities	1.3
Commercial Services & Supplies	1.1
Machinery	1.1
Diversified Financial Services	1.0
Professional Services	0.9
Health Care Providers & Services	0.8
IT Services	0.8
Energy Equipment & Services	0.8
Beverages	0.8
Software	0.8
Leisure Equipment & Products	0.7
Office Electronics	0.7
Electronic Equipment, Instruments & Components	0.6
Short Term Investment	23.3
Other Assets & Liabilities	(22.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 20.7%
APA Group (a)	2,387,833	$12,817,644
ASX, Ltd.	408,460	13,433,155
Australia & New Zealand Banking Group, Ltd.	488,562	14,087,469
Bendigo and Adelaide Bank, Ltd. (a)	1,466,850	15,419,723
CFS Retail Property Trust Group	4,631,019	8,058,406
Commonwealth Bank of Australia	189,053	13,158,796
Commonwealth Property Office Fund	7,034,284	7,835,058
DUET Group	5,878,151	10,517,771
Metcash, Ltd. (a)	6,676,793	18,875,914
Monadelphous Group, Ltd. (a)	1,057,266	17,593,417
Myer Holdings, Ltd. (a)	7,932,643	19,516,575
National Australia Bank, Ltd.	542,938	16,918,299
OZ Minerals, Ltd. (a)	4,616,019	13,008,617
SP AusNet	7,647,389	8,517,959
Spark Infrastructure Group	5,813,377	8,451,520
Stockland	2,571,463	8,305,016
Tatts Group, Ltd.	5,133,719	14,237,928
Telstra Corp., Ltd.	3,378,008	15,866,202
UGL, Ltd. (a)	2,233,047	14,603,879
Westfield Retail Trust	2,865,672	7,614,404
Westpac Banking Corp.	537,980	15,584,611

		274,422,363

BELGIUM — 3.0%
Belgacom SA (a)	1,023,675	30,334,361
Cofinimmo	71,251	8,811,680

		39,146,041

BRAZIL — 1.8%
Companhia Energetica de Minas Gerais ADR (a)	757,259	5,899,047
CPFL Energia SA ADR (a)	378,778	6,064,236
Oi SA ADR (a)	7,320,839	11,640,134

		23,603,417

CANADA — 7.8%
Artis REIT	413,355	5,781,134
Baytex Energy Corp. (a)	407,235	15,959,779
Bell Aliant, Inc. (a)	496,139	12,481,690
Canadian Oil Sands, Ltd.	855,404	16,085,621
Cominar Real Estate Investment Trust	372,519	6,465,177
Crescent Point Energy Corp. (a)	505,037	19,607,319
Dundee Real Estate Investment Trust	265,558	7,203,183
Lightstream Resources, Ltd. (a)	713,964	3,951,161
Penn West Petroleum, Ltd. (a)	1,926,130	16,079,786

		103,614,850

CHINA — 1.5%
Anta Sports Products, Ltd. (a)	4,940,000	6,116,266
Bank of China, Ltd.	14,214,000	6,544,444
Zijin Mining Group Co., Ltd. (Class H) (a)	32,592,000	6,977,620

		19,638,330

COLOMBIA — 0.5%
Ecopetrol SA, ADR (a)	157,074	6,039,495

CZECH REPUBLIC — 1.3%
CEZ AS	358,065	9,319,047
Komercni Banka AS	35,991	8,010,018

		17,329,065

DENMARK — 2.2%
TDC A/S	2,945,229	28,613,998

FINLAND — 9.2%
Elisa Oyj (a)	765,047	20,303,817
Fortum Oyj	883,926	20,255,430
Metso Oyj (a)	441,761	18,882,629
Orion Oyj (Class B) (a)	415,749	11,698,233
Stora Enso Oyj	1,956,021	19,662,200
UPM-Kymmene Oyj (a)	1,813,761	30,691,049

		121,493,358

FRANCE — 4.4%
Fonciere Des Regions (a)	100,819	8,717,449
Neopost SA (a)	118,618	9,156,447
Total SA	301,839	18,520,869
Vivendi SA	847,998	22,382,587

		58,777,352

GERMANY — 3.6%
Freenet AG (b)	24,514	735,708
ProSiebenSat.1 Media AG	531,088	26,345,248
Telefonica Deutschland Holding AG	2,443,381	20,201,134

		47,282,090

HONG KONG — 2.6%
BOC Hong Kong Holdings, Ltd.	3,905,000	12,515,138
Shougang Fushan Resources Group, Ltd. (a)	16,020,000	5,619,784
Yue Yuen Industrial Holdings, Ltd.	3,490,000	11,657,714
Yuexiu Real Estate Investment Trust	9,688,000	4,722,958

		34,515,594

ISRAEL — 2.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	10,776,153	18,270,718
Israel Chemicals, Ltd.	1,823,934	15,202,077

		33,472,795

ITALY — 4.3%
Atlantia SpA (a)	926,402	20,820,289
ENI SpA	792,657	19,103,300
Terna Rete Elettrica Nationale SpA	3,466,440	17,348,536

		57,272,125

NETHERLANDS — 2.5%
Corio NV	265,393	11,912,617
VimpelCom, Ltd. ADR	933,628	12,081,147
Wereldhave NV	121,764	9,592,248

		33,586,012

NORWAY — 1.1%
Gjensidige Forsikring ASA	770,755	14,698,955

PORTUGAL — 1.6%
EDP — Energias de Portugal SA	5,726,507	21,068,536

RUSSIA — 1.6%
Phosagro OAO GDR	542,216	5,305,584
Polymetal International PLC (a)	1,703,348	16,221,717

		21,527,301

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 2.0%
Ascendas REIT	4,363,000	$7,602,249
Hutchison Port Holdings Trust (a)	17,924,000	12,098,700
Singapore Telecommunications, Ltd.	846	2,452
Suntec REIT	5,852,000	7,137,716

		26,841,117

SOUTH AFRICA — 3.0%
African Bank Investments, Ltd. (a)	10,571,676	12,162,664
Kumba Iron Ore, Ltd. (a)	157,432	6,665,542
MMI Holdings, Ltd.	2,547,200	6,152,921
Redefine Properties, Ltd.	7,005,043	6,514,297
Vodacom Group, Ltd. (a)	680,101	8,636,203

		40,131,627

SOUTH KOREA — 0.4%
KT Corp. ADR (b)	376,487	5,598,362

SPAIN — 4.9%
Enagas SA	616,422	16,134,322
Ferrovial SA	1,535,725	29,763,671
Iberdrola SA	4	26
Red Electrica Corporacion SA (a)	274,824	18,366,639

		64,264,658

SWEDEN — 5.2%
NCC AB (Class B) (a)	453,322	14,815,229
Skanska AB (Class B)	742,290	15,186,514
Swedbank AB (Class A)	672,861	18,962,389
TeliaSonera AB	2,318,289	19,329,302

		68,293,434

SWITZERLAND — 1.4%
Zurich Insurance Group AG (b)	64,047	18,616,011

TAIWAN — 0.4%
Chunghwa Telecom Co., Ltd. ADR (a)	177,341	5,490,477

THAILAND — 0.3%
Shin Corp. PCL, NVDR	1,914,378	3,947,021

TURKEY — 1.7%
Tofas Turk Otomobil Fabrikasi AS	1,167,688	7,282,764
Tupras-Turkiye Petrol Rafinerileri AS	392,542	7,838,051
Turk Telekomunikasyon AS	2,795,896	7,755,895

		22,876,710

UNITED KINGDOM — 8.3%
Admiral Group PLC	534,565	11,598,382
AstraZeneca PLC	433,221	25,647,816
BAE Systems PLC	1,863,401	13,425,213
Carillion PLC (a)	2,347,073	12,847,649
Inmarsat PLC	1,093,520	13,692,228
National Grid PLC	1,168,979	15,256,627
Royal Dutch Shell PLC (Class A)	469,544	16,821,255

		109,289,170

TOTAL COMMON STOCKS —
(Cost $1,261,988,617)		1,321,450,264

SHORT TERM INVESTMENTS — 12.7%
UNITED STATES — 12.7%
MONEY MARKET FUNDS — 12.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	152,359,998	152,359,998
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	15,900,683	15,900,683

TOTAL SHORT TERM INVESTMENTS —
(Cost $168,260,681)		168,260,681

TOTAL INVESTMENTS — 112.5%
(Cost $1,430,249,298)		1,489,710,945
OTHER ASSETS & LIABILITIES — (12.5)%		(165,212,263)

NET ASSETS — 100.0%		$1,324,498,682

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	17.6%
Oil, Gas & Consumable Fuels	10.6
Commercial Banks	9.1
Electric Utilities	8.6
Construction & Engineering	8.0
Real Estate Investment Trusts	7.9
Insurance	3.9
Paper & Forest Products	3.8
Metals & Mining	3.6
Pharmaceuticals	2.8
Transportation Infrastructure	2.5
Gas Utilities	2.2
Media	2.0
Multi-Utilities	2.0
Diversified Financial Services	1.9
Wireless Telecommunication Services	1.9
Chemicals	1.5
Multiline Retail	1.5
Machinery	1.4
Food & Staples Retailing	1.4
Textiles, Apparel & Luxury Goods	1.4
Hotels, Restaurants & Leisure	1.1
Aerospace & Defense	1.0
Real Estate Management & Development	0.9
Office Electronics	0.7
Automobiles	0.5
Short Term Investment	12.7
Other Assets & Liabilities	(12.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.6%
ALS, Ltd. (a)	10,735	$84,612
Alumina, Ltd. (a)(b)	59,791	59,644
Ansell, Ltd.	4,174	77,187
APA Group (a)	24,010	128,883
Aristocrat Leisure, Ltd.	13,767	57,765
Asciano Group	29,360	151,297
Bank of Queensland, Ltd.	9,969	108,452
Bendigo and Adelaide Bank, Ltd. (a)	43,837	130,508
BlueScope Steel, Ltd. (a)(b)	16,205	84,377
Boral, Ltd. (a)	22,135	94,461
Caltex Australia, Ltd.	4,134	74,155
carsales.com, Ltd.	6,494	59,202
Challenger Financial Services Group, Ltd.	12,650	70,167
Cochlear, Ltd. (a)	1,746	92,037
Commonwealth Property Office Fund	74,908	83,435
Computershare, Ltd.	14,669	149,347
Dexus Property Group	141,076	126,845
DUET Group (a)	35,405	63,350
Echo Entertainment Group, Ltd.	158	348
Federation Centres Ltd. (a)	43,026	90,074
Flight Centre Travel Group Ltd. (a)	1,609	68,448
GrainCorp, Ltd.	6,801	51,718
Harvey Norman Holdings, Ltd. (a)	23,019	65,077
Iluka Resources, Ltd. (a)	11,894	91,832
Incitec Pivot, Ltd.	42,384	101,623
Lend Lease Group	17,022	169,648
Metcash, Ltd. (a)	25,086	70,920
Navitas, Ltd.	8,908	51,244
New Hope Corp. Ltd.	5,062	15,081
Platinum Asset Management Ltd. (a)	3,999	24,650
Primary Health Care, Ltd.	13,689	60,622
Qantas Airways, Ltd. (b)	32,358	31,699
REA Group Ltd.	1,573	53,139
Reece Australia Ltd.	1,208	35,124
Seek, Ltd. (a)	9,399	112,762
Seven Group Holdings Ltd.	2,674	19,210
Seven West Media, Ltd.	16,746	35,207
SP AusNet (a)	39,965	44,515
Spark Infrastructure Group	27,124	39,433
Super Retail Group Ltd.	3,587	42,649
TABCORP Holdings, Ltd.	20,451	66,416
Tatts Group, Ltd.	48,159	133,565
TPG Telecom, Ltd.	7,421	35,321
Treasury Wine Estates, Ltd.	19,156	82,605
Washington H Soul Pattinson & Co., Ltd.	3,137	41,003
WorleyParsons, Ltd.	6,038	89,671

		3,419,328

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd. (b)	3,643	20,983
IMMOFINANZ AG (b)	32,628	151,424
Mayr Melnhof Karton AG	198	24,555
Oesterreichische Post AG	833	39,922
Telekom Austria AG	8,672	65,771

		302,655

BELGIUM — 0.6%
Ackermans & van haaren NV	657	77,096
Bekaert NV	892	31,613
bpost SA	1,827	35,774
Elia System Operator SA/NV	691	32,088
Financiere de Tubize SA	421	27,324
S.A. D’Ieteren NV	443	22,098
Sofina SA	515	58,751

		284,744

BERMUDA — 0.6%
Catlin Group, Ltd.	10,342	99,433
Hiscox, Ltd.	14,391	165,654
Lancashire Holdings, Ltd.	3,697	49,659

		314,746

CANADA — 8.5%
Aimia, Inc.	6,458	118,584
Alamos Gold, Inc.	4,655	56,386
AltaGas, Ltd. (a)	2,911	111,700
ATCO, Ltd. (Class I) (a)	3,084	135,435
Athabasca Oil Corp. (a)(b)	8,293	50,578
Boardwalk REIT	698	39,318
Bonavista Energy Corp. (a)	4,301	56,348
CAE, Inc.	6,775	86,146
Calloway REIT	1,532	36,278
Canadian Apartment Properties REIT	1,600	32,000
Canadian REIT	979	39,962
Canadian Western Bank (a)	3,610	131,353
Canfor Corp. (b)	2,172	54,499
CCL Industries, Inc. (Class B)	800	59,648
Cineplex, Inc. (a)	1,716	71,160
Cogeco Cable, Inc.	456	20,592
Cominar Real Estate Investment Trust	1,828	31,725
Constellation Software, Inc.	555	117,524
Dundee Real Estate Investment Trust	1,110	30,108
E-L Financial Corp. Ltd.	84	56,922
Emera, Inc.	3,458	99,493
Enerplus Corp. (a)	6,150	111,713
Ensign Energy Services, Inc.	2,834	44,624
Finning International, Inc.	6,060	154,851
First Capital Realty, Inc. (a)	2,511	41,854
Genworth MI Canada, Inc.	688	23,719
Gibson Energy, Inc. (a)	3,739	96,422
Home Capital Group, Inc.	800	60,936
IAMGOLD Corp.	12,153	40,377
Industrial Alliance Insurance & Financial Services, Inc.	2,703	119,441
InterOil Corp. (a)(b)	1,029	52,983
Keyera Corp. (a)	3,196	192,301
Linamar Corp.	1,488	61,887
Lions Gate Entertainment Corp. (a)	2,400	75,984
Lundin Mining Corp. (b)	17,574	76,085
MacDonald, Dettwiler & Associates, Ltd.	916	70,952
Methanex Corp.	2,723	160,997
Mullen Group, Ltd.	2,172	58,036
New Gold, Inc. (b)	13,894	72,706
Open Text Corp.	1,714	157,623
Osisko Mining Corp. (b)	12,980	57,540
Paramount Resources, Ltd. (Class A) (b)	916	33,519
Pengrowth Energy Corp. (a)	11,390	70,430
Peyto Exploration & Development Corp. (a)	5,282	161,617
Precision Drilling Corp.	12,151	113,676
Progressive Waste Solutions, Ltd. (a)	4,670	115,464

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Quebecor, Inc. (Class B) (a)	2,507	$62,386
Ritchie Bros Auctioneers, Inc. (a)	2,096	48,055
ShawCor, Ltd. (Class A)	1,358	54,294
Stantec, Inc. (a)	1,258	77,978
Tahoe Resources, Inc. (b)	1,848	30,733
The Jean Coutu Group Pjc, Inc.	3,066	53,125
TMX Group, Ltd. (a)	451	21,661
TransAlta Corp. (a)	7,292	92,514
Trilogy Energy Corp. (a)	1,675	43,511
Veresen, Inc. (a)	8,876	119,210
West Fraser Timber Co., Ltd.	966	94,191

		4,359,154

CHINA — 0.2%
Techtronic Industries Co., Ltd.	38,500	109,237

DENMARK — 2.1%
Chr Hansen Holding A/S	2,905	115,575
DSV A/S	6,347	208,437
FLSmidth & Co. A/S (a)	1,462	79,958
GN Store Nord A/S	5,347	131,549
H. Lundbeck A/S	1,664	42,106
Jyske Bank A/S (b)	1,628	87,954
Pandora A/S	2,353	127,774
Topdanmark A/S (b)	2,245	59,213
Vestas Wind Systems A/S (b)	6,103	180,584
William Demant Holding (a)(b)	681	66,288

		1,099,438

FINLAND — 1.6%
Amer Sports Oyj (Class A)	2,989	62,275
Cargotec Oyj	1,052	39,270
Elisa Oyj	6,799	180,441
Huhtamaki OYJ	2,139	54,970
Kemira Oyj	1,440	24,128
Kesko Oyj (Class B) (a)	1,998	73,784
Neste Oil Oyj (a)	3,736	73,977
Orion Oyj (Class B) (a)	4,913	138,241
Outotec Oyj (a)	3,884	40,728
Stora Enso Oyj	14,081	141,544

		829,358

FRANCE — 3.3%
Air France-KLM (a)(b)	3,368	35,206
bioMerieux	414	43,510
Bourbon SA (a)	1,140	31,417
CGG (b)	4,484	77,728
Eramet	283	27,410
Eurazeo	769	60,379
Faurecia (b)	1,371	52,339
Fonciere Des Regions (a)	1,338	115,692
Groupe Eurotunnel SA	16,200	170,546
Havas SA	7,422	61,199
Ingenico (a)	1,458	117,088
Ipsen SA	1,532	72,545
Lagardere SCA	3,809	141,818
Metropole Television SA	1,978	45,381
Neopost SA (a)	1,012	78,119
Nexity	988	37,316
Orpea	1,237	71,999
Plastic Omnium SA	1,776	49,679
Rubis	1,120	71,046
Sa des Ciments Vicat	507	37,726
Sartorius Stedim Biotech	138	23,171
SEB SA (a)	847	76,680
Societe Television Francaise 1	3,318	64,054
Teleperformance	1,758	107,302
Vilmorin & Cie (a)	155	20,760

		1,690,110

GERMANY — 4.1%
Aurubis AG	770	47,003
Axel Springer SE (a)	929	59,781
Bilfinger SE	1,740	195,479
Carl Zeiss Meditec AG	774	25,826
Celesio AG	2,350	74,478
CTS Eventim AG	765	38,803
Deutsche Euroshop AG	822	36,047
Deutsche Wohnen AG (b)(c)	2,649	49,268
Deutsche Wohnen AG (c)	4,517	87,357
Duerr AG	746	66,621
ElringKlinger AG	802	32,678
Fielmann AG	242	28,354
Freenet AG (b)	4,046	121,428
Gerry Weber International AG	630	26,794
K+S AG (a)	4,948	152,555
KION Group AG (b)	545	23,074
Krones AG	388	33,378
KWS Saat AG	62	21,358
LEG Immobilien AG (b)	449	26,573
MTU Aero Engines AG	1,500	147,558
OSRAM Licht AG (b)	2,405	135,873
Puma AG Rudolf Dassler Sport	70	22,667
Rational AG	72	23,920
Rhoen-Klinikum AG	3,606	105,614
Salzgitter AG (a)	1,074	45,877
SGL Carbon AG	1,146	45,439
Software AG	1,605	56,175
Stada Arzneimittel AG	1,948	96,432
TUI AG (a)(b)	3,760	62,044
Wincor Nixdorf AG	937	65,035
Wirecard AG	3,382	133,818

		2,087,307

GREECE — 0.5%
Hellenic Telecommunications Organization SA (b)	6,845	91,208
OPAP SA	7,350	97,937
Public Power Corp. SA	3,053	45,434

		234,579

HONG KONG — 2.6%
ASM Pacific Technology, Ltd. (a)	5,800	48,547
Champion REIT	90,000	39,813
Chinese Estates Holdings, Ltd.	21,623	67,208
Esprit Holdings, Ltd. (a)(b)	63,916	123,154
First Pacific Co., Ltd.	72,500	82,470
Fosun International (a)	66,000	65,542
Genting Hong Kong Ltd. (b)	51,460	22,128
Great Eagle Holdings Ltd.	5,000	17,121
Hopewell Holdings	30,500	103,256
Hysan Development Co., Ltd.	29,827	128,483
Melco International Development, Ltd.	23,000	84,540
New World China Land Ltd.	62,000	29,985
Noble Group, Ltd.	123,000	104,237

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Orient Overseas International, Ltd.	3,000	$15,070
PCCW, Ltd.	132,000	59,073
SA SA International Holdings Ltd.	24,000	28,136
Shangri-La Asia, Ltd.	42,000	81,901
Television Broadcasts, Ltd.	8,800	58,846
VTech Holdings, Ltd.	3,100	40,261
Wing Hang Bank, Ltd.	4,177	63,029
Yue Yuen Industrial Holdings, Ltd.	28,000	93,529

		1,356,329

IRELAND — 1.6%
DCC PLC	2,270	111,625
Dragon Oil PLC	10,840	102,004
Glanbia PLC	3,863	59,937
ICON PLC (a)(b)	1,565	63,242
James Hardie Industries PLC	12,622	146,122
Kingspan Group PLC	3,154	56,499
Paddy Power PLC	1,454	124,219
Smurfit Kappa Group PLC	6,272	154,355

		818,003

ISRAEL — 1.2%
Azrieli Group	693	23,040
Bank Leumi Le-Israel BM (b)	36,596	149,505
Bezeq The Israeli Telecommunication Corp., Ltd.	55,681	94,406
Delek Group, Ltd.	119	45,461
Gazit-Globe, Ltd.	2,226	29,930
Mellanox Technologies, Ltd. (b)	685	27,379
Mizrahi Tefahot Bank, Ltd.	2,877	37,664
NICE Systems, Ltd.	1,995	81,731
Osem Investments, Ltd.	1,820	44,464
Taro Pharmaceutical Industries Ltd. (b)	504	49,846
The Israel Corp., Ltd. (b)	74	38,951

		622,377

ITALY — 2.7%
A2A SpA (a)	33,216	38,927
Atlantia SpA	1,009	22,677
Autogrill SpA (b)	2,910	24,620
Azimut Holding SpA	2,711	74,077
Banca Generali SpA	1,440	44,665
Banca Monte dei Paschi di Siena SpA (a)(b)	164,573	39,776
Banca Popolare dell’Emilia Romagna Scrl (b)	8,315	79,516
Banco Popolare Societa Cooperativa (b)	54,937	105,526
Buzzi Unicem SpA	3,380	33,022
Davide Campari-Milano SpA (a)	8,844	74,094
De’Longhi SpA	1,362	22,277
DiaSorin SpA	600	28,185
Finmeccanica SpA (b)	12,399	94,054
Gtech Spa	2,006	61,254
Hera SpA	11,372	25,856
Mediaset SpA (b)	22,720	107,884
Prysmian SpA	6,233	160,696
Recordati SpA	3,808	54,886
UBI Banca ScPA	27,558	187,437
Unipol Gruppo Finanziario SpA	9,245	55,339
World Duty Free SpA (b)	2,546	32,066

		1,366,834

JAPAN — 29.2%
Acom Co., Ltd. (a)(b)	9,600	32,607
Advance Residence Investment Corp.	57	123,105
Advantest Corp. (a)	5,900	73,368
Alfresa Holdings Corp.	1,800	89,396
Amada Co., Ltd.	32,000	282,232
Aozora Bank, Ltd. (a)	32,000	90,728
Asics Corp.	7,700	131,502
Benesse Holdings, Inc.	3,200	128,633
Brother Industries, Ltd.	7,200	98,439
Canon Marketing Japan, Inc.	3,200	44,664
Casio Computer Co., Ltd. (a)	6,400	78,367
Credit Saison Co., Ltd.	3,900	102,634
Daicel Chemical Industries, Ltd.	32,000	260,616
Daido Steel Co., Ltd.	32,000	158,927
DeNA Co., Ltd. (a)	3,200	67,346
Don Quijote Holdings Co., Ltd.	3,200	193,939
Dowa Holdings Co., Ltd.	32,000	312,982
Ebara Corp.	32,000	205,813
FamilyMart Co., Ltd. (a)	3,200	146,292
Fuji Electric Holdings Co., Ltd.	32,000	149,793
Fuji Television Network, Inc.	3,200	65,458
Fukuoka Financial Group, Inc.	32,000	140,355
Hakuhodo DY Holdings, Inc.	6,400	49,627
Hamamatsu Photonics K.K.	3,200	128,024
Hitachi Capital Corp.	3,200	93,316
Hitachi Construction Machinery Co., Ltd. (a)	3,200	68,351
Hokkaido Electric Power Co., Inc. (a)(b)	5,900	67,866
Hokuhoku Financial Group, Inc.	32,000	63,936
Hokuriku Electric Power Co.	6,100	82,819
Ibiden Co., Ltd.	3,200	59,856
Idemitsu Kosan Co., Ltd.	12,800	291,427
J Front Retailing Co., Ltd.	32,000	242,348
Japan Exchange Group, Inc.	4,000	113,753
Japan Prime Realty Investment Corp. (a)	32	102,602
Japan Retail Fund Investment Corp.	77	156,923
JSR Corp.	6,000	116,227
JTEKT Corp.	7,000	119,214
Kajima Corp.	32,000	120,261
Kakaku.com, Inc.	4,000	70,292
Keihan Electric Railway Co., Ltd.	32,000	121,783
Kewpie Corp.	3,200	44,481
Konami Corp. (a)	4,300	99,374
Konica Minolta Holdings, Inc.	16,000	159,688
Kuraray Co., Ltd.	10,000	119,214
Kurita Water Industries, Ltd. (a)	5,900	122,485
M3, Inc. (a)	32	80,225
Marui Group Co., Ltd.	29,100	295,693
Medipal Holdings Corp.	12,700	167,714
MEIJI Holdings Co., Ltd.	3,200	205,813
Miraca Holdings, Inc.	3,200	151,011
MISUMI Group, Inc.	3,200	100,623
Mitsubishi Gas Chemical Co., Inc.	32,000	235,650
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,800	103,097
Mitsui Chemicals, Inc.	32,000	77,332
Mitsui OSK Lines, Ltd.	32,000	144,313
Nabtesco Corp.	3,200	73,831
Nagoya Railroad Co., Ltd.	32,000	92,251
Namco Bandai Holdings, Inc.	12,000	266,476

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Nankai Electric Railway Co., Ltd.	32,000	$112,954
NHK Spring Co., Ltd.	7,000	78,988
Nippon Electric Glass Co., Ltd.	32,000	168,060
Nippon Express Co., Ltd.	32,000	154,969
Nippon Yusen K.K. (a)	37,000	118,282
Nissan Chemical Industries, Ltd.	5,100	80,985
Nisshin Seifun Group, Inc. (a)	17,800	184,088
Nissin Foods Holding Co., Ltd. (a)	3,200	135,179
NOK Corp.	3,200	52,367
Nomura Real Estate Holdings, Inc.	3,200	72,096
NTT Urban Development Corp.	3,200	36,809
Obayashi Corp.	32,000	182,370
Obic Co., Ltd.	3,200	94,534
OJI Paper Co., Ltd.	32,000	164,103
Park24 Co., Ltd. (a)	3,200	60,374
Rinnai Corp.	3,200	249,351
Rohm Co., Ltd.	3,200	155,882
Sankyo Co., Ltd.	3,200	147,662
Sanrio Co., Ltd. (a)	3,200	134,722
Santen Pharmaceutical Co., Ltd.	3,200	149,336
SBI Holdings, Inc.	6,400	96,817
Seiko Epson Corp.	4,400	118,263
Seven Bank, Ltd.	16,700	65,303
Sharp Corp. (b)	32,000	101,689
Shikoku Electric Power Co., Inc. (a)(b)	6,100	91,409
Shimadzu Corp.	32,000	278,579
Shimizu Corp.	36,000	181,875
Showa Shell Sekiyu K.K. (a)	5,700	57,919
Sojitz Corp.	37,700	67,075
Stanley Electric Co., Ltd.	9,700	222,231
Sumitomo Heavy Industries, Ltd.	32,000	147,357
Sumitomo Rubber Industries, Inc. (a)	4,200	59,700
Suzuken Co., Ltd.	3,200	103,668
Taiheiyo Cement Corp.	32,000	123,001
Taisei Corp. (a)	32,000	145,531
Taiyo Nippon Sanso Corp. (a)	32,000	227,734
Takashimaya Co., Ltd.	32,000	318,767
The Bank of Kyoto, Ltd. (a)	32,000	267,314
The Hachijuni Bank, Ltd.	35,000	204,129
The Hiroshima Bank, Ltd.	32,000	132,439
The Joyo Bank, Ltd.	32,000	163,494
THK Co., Ltd.	3,600	89,876
Toho Co., Ltd.	3,300	72,622
Toho Gas Co., Ltd. (a)	32,000	155,882
Tokyo Tatemono Co., Ltd. (a)	32,000	355,606
Toyo Seikan Group Holdings, Ltd.	4,300	92,419
Toyota Boshoku Corp. (a)	3,200	39,975
Trend Micro, Inc. (a)	3,200	112,040
Tsumura & Co. (a)	3,200	84,883
Ube Industries, Ltd.	32,000	68,503
United Urban Investment Corp.	99	142,512
USS Co., Ltd.	3,200	43,964
Yamada Denki Co., Ltd. (a)	28,600	93,605
Yamaha Corp.	12,700	201,668
Yamaha Motor Co., Ltd.	9,100	136,537
Yokogawa Electric Corp.	5,400	82,974

		15,065,563

LUXEMBOURG — 0.2%
Eurofins Scientific (a)	243	65,796
GAGFAH SA (b)	2,520	37,155
L’Occitane International SA	10,500	22,344

		125,295

NETHERLANDS — 1.9%
Aalberts Industries NV	2,474	79,005
Corio NV	2,853	128,062
Delta Lloyd NV	4,724	117,430
Koninklijke Boskalis Westminster NV	3,115	164,846
Nutreco NV	2,214	110,163
QIAGEN NV (b)	6,859	160,059
SBM Offshore NV (b)	6,378	130,071
TNT Express NV	9,802	91,143

		980,779

NEW ZEALAND — 0.8%
Auckland International Airport, Ltd.	23,111	67,146
Contact Energy, Ltd.	13,391	56,540
Fletcher Building, Ltd.	22,201	155,499
Mighty River Power, Ltd.	11,661	20,443
Ryman Healthcare, Ltd. (a)	11,204	72,388
Telecom Corporation of New Zealand, Ltd. (a)	22,461	42,612

		414,628

NORWAY — 1.3%
Aker ASA	625	22,870
Aker Solutions ASA	4,446	79,439
DNO International ASA (b)	14,985	59,773
Fred Olsen Energy ASA	917	37,319
Golar LNG, Ltd. (a)	1,242	45,072
Kongsberg Gruppen AS	1,144	24,042
Marine Harvest (a)	78,238	95,237
Petroleum Geo-Services ASA	6,348	74,761
ProSafe SE	6,926	53,428
SpareBank 1 SR Bank ASA	3,113	30,915
Storebrand ASA (b)	8,565	53,506
TGS Nopec Geophysical Co. ASA (a)	3,324	88,102

		664,464

PORTUGAL — 0.7%
Banco Comercial Portugues SA (b)	476,297	109,211
Banco Espirito Santo SA (a)(b)	68,870	98,600
Portucel SA	6,821	27,351
Portugal Telecom SGPS SA (a)	16,938	73,753
Sonae	28,617	41,365

		350,280

SINGAPORE — 1.5%
Ascendas REIT	56,000	97,576
Blumont Group Ltd. (a)(b)	42,000	2,861
CapitaCommercial Trust (a)	40,000	45,937
ComfortDelGro Corp., Ltd.	75,000	119,397
First Resources Ltd.	21,000	35,261
Keppel Land, Ltd.	28,096	74,323
M1, Ltd. (a)	7,000	18,129
Mapletree Logistics Trust	40,521	33,858
Neptune Orient Lines, Ltd. (a)(b)	41,000	36,532
Olam International, Ltd. (a)	41,736	50,740
SATS Ltd. (a)	22,000	56,281
SIA Engineering Co., Ltd.	5,000	20,038
Suntec REIT (a)	62,000	75,622
UOL Group, Ltd.	22,000	107,857

		774,412

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 5.6%
Amorepacific Corp. (b)	82	$77,699
AMOREPACIFIC Group (b)	63	27,759
BS Financial Group, Inc. (b)	5,930	89,904
Cheil Communications, Inc. (b)	2,290	59,672
Cheil Industries, Inc. (b)	1,997	167,465
CJ CheilJedang Corp. (b)	154	40,421
CJ Corp. (b)	659	72,747
Coway Co., Ltd.	1,481	93,181
Daelim Industrial Co., Ltd. (b)	990	88,273
Daewoo Engineering & Construction Co., Ltd. (b)	5,472	38,213
Daewoo International Corp. (b)	1,659	64,923
Daewoo Securities Co., Ltd.	7,659	64,590
Dongbu Insurance Co., Ltd.	1,724	91,807
Doosan Corp.	659	87,109
Doosan Heavy Industries & Construction Co. Ltd. (b)	640	21,468
Doosan Infracore Co., Ltd. (b)	3,290	39,280
GS Holdings (b)	2,419	131,339
Halla Visteon Climate Control Corp. (b)	840	30,843
Hanwha Chemical Corp. (b)	2,470	50,437
Hanwha Corp. (b)	2,668	99,100
Hotel Shilla Co., Ltd.	858	54,064
Hyosung Corp. (b)	536	35,705
Hyundai Department Store Co., Ltd. (b)	338	51,564
Hyundai Hysco Co., Ltd. (b)	620	24,380
Hyundai Marine & Fire Insurance Co., Ltd.	1,590	48,965
Hyundai Merchant Marine Co., Ltd. (a)(b)	3,148	34,005
Hyundai Mipo Dockyard Co., Ltd. (b)	373	62,912
Hyundai Wia Corp. (b)	346	62,292
Kangwon Land, Inc. (b)	2,800	82,115
KCC Corp.	197	87,454
Korea Aerospace Industries Ltd. (b)	840	23,082
Korea Gas Corp. (b)	765	48,277
Korea Kumho Petrochemical Co., Ltd. (b)	621	56,019
NCSoft Corp. (b)	372	87,594
NHN Entertainment Corp. (b)	316	28,865
OCI Co., Ltd. (b)	419	75,832
ORION Corp. (b)	110	98,915
S1 Corp/Korea	707	50,110
Samsung Card Co., Ltd. (b)	1,060	37,565
Samsung Engineering Co., Ltd. (b)	736	46,028
Samsung Securities Co., Ltd.	2,160	90,158
Samsung Techwin Co., Ltd. (b)	1,485	76,547
Seoul Semiconductor Co., Ltd. (b)	935	35,793
SK C&C Co., Ltd. (b)	520	66,518
Woori Investment & Securities Co., Ltd.	3,570	32,441
Young Poong Corp. (b)	22	26,412

		2,859,842

SPAIN — 1.6%
Acciona SA (a)	755	43,450
Acerinox SA (a)	3,823	48,712
Almirall SA (a)	1,787	29,155
Atresmedia Corp. de Medios de Comunicaion SA (b)	2,417	40,033
Bankinter SA	12,850	88,303
Bolsas y Mercados Espanoles	1,583	60,335
Corporacion Financiera Alba SA	408	23,894
Ebro Puleva SA	2,917	68,472
EDP Renovaveis SA	6,205	33,012
Fomento de Construcciones y Contratas SA (b)	1,075	23,960
Gestevision Telecinco SA (b)	5,920	68,433
Grupo Catalana Occidente SA	1,314	47,112
Indra Sistemas SA (a)	3,215	53,848
Obrascon Huarte Lain SA	1,223	49,622
Prosegur Cia de Seguridad SA	6,099	41,852
Tecnicas Reunidas SA (a)	723	39,337
Viscofan SA (a)	1,469	83,701

		843,231

SWEDEN — 2.7%
AarhusKarlshamn AB	734	47,085
Axfood AB	444	22,309
Boliden AB	7,232	110,857
Castellum AB	7,733	120,523
Great Portland Estates PLC	9,539	94,636
Hexpol AB	746	55,986
Hufvudstaden AB	3,434	46,062
Husqvarna AB (Class B) (a)	9,924	59,829
Intrum Justitia AB	2,355	66,001
JM AB	2,363	66,777
Lundbergforetagen AB	924	39,233
Meda AB (Class A)	7,768	98,694
Melker Schorling AB	511	24,171
Modern Times Group AB (Class B)	2,209	114,601
Ratos AB (Class B) (a)	4,283	38,778
Saab AB	1,622	43,564
Securitas AB (Class B)	8,643	91,980
SSAB AB, (Series A)	7,539	57,870
SSAB AB	919	5,938
Trelleborg AB (Class B)	6,758	134,579
Wallenstam AB	1,843	27,906

		1,367,379

SWITZERLAND — 3.0%
Allreal Holding AG (b)	153	21,246
Banque Cantonale Vaudoise	127	69,473
Barry Callebaut AG (b)	40	50,284
Basellandschaftliche Kantonalbank	22	23,018
Berner Kantonalbank AG (d)	94	21,773
Bucher Industries AG	184	53,585
Daetwyler Holding AG	169	23,544
Dufry Group (b)	612	107,763
EFG International AG (b)	1,424	20,415
Flughafen Zuerich AG	279	163,601
GAM Holding AG (b)	6,282	122,553
Georg Fischer AG (b)	107	75,496
Helvetia Holding AG	124	62,394
Lonza Group AG (b)	1,541	146,589
Luzerner Kantonalbank AG	55	21,197
OC Oerlikon Corp. AG (b)	3,799	57,027
Panalpina Welttransport Holding AG	522	87,748
PSP Swiss Property AG (b)	1,075	91,261
St Galler Kantonalbank AG	54	21,130
Straumann Holding AG	229	42,950
Sulzer AG	692	111,968
Swiss Prime Site AG (b)	1,754	136,182

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Vontobel Holding AG	543	$22,560

		1,553,757

UNITED KINGDOM — 14.4%
Afren PLC (b)	24,695	69,205
Amlin PLC	16,082	122,232
Ashmore Group PLC (a)	9,609	63,866
Aveva Group PLC	1,822	65,303
Balfour Beatty PLC	20,020	95,131
Barratt Developments PLC	28,392	164,115
BBA Aviation PLC	13,769	73,112
Bellway PLC	3,385	88,021
Berendsen PLC	4,524	70,171
Berkeley Group Holdings PLC	4,541	199,758
Booker Group PLC	42,338	113,949
Britvic PLC	6,996	80,241
BTG PLC (b)	12,438	118,349
Cairn Energy PLC (b)	13,640	60,951
Capital & Counties Properties PLC	18,857	102,815
Carphone Warehouse Group PLC	9,003	40,409
Close Brothers Group PLC	3,006	68,308
Daily Mail & General Trust PLC	8,252	131,275
Debenhams PLC	17,576	21,250
Derwent London PLC	2,577	106,490
Direct Line Insurance Group PLC	15,308	63,283
Dixons Retail PLC (b)	95,610	76,818
Drax Group PLC	11,682	154,883
DS Smith PLC	25,817	141,961
Dunelm Group PLC	2,184	32,555
Euromoney Institutional Investor PLC	1,116	24,953
Filtrona PLC	6,164	87,696
FirstGroup PLC	32,713	66,968
Genel Energy Plc (b)	3,854	68,619
Greene King PLC	5,654	82,454
Halma PLC	8,578	85,741
Hays PLC	35,012	75,269
Henderson Group PLC	29,815	112,885
Hikma Pharmaceuticals PLC	4,016	79,884
Howden Joinery Group PLC	18,082	103,262
ICAP PLC	15,494	115,889
IG Group Holdings PLC	9,174	93,598
Inchcape PLC	14,927	151,922
Informa PLC	23,659	224,727
Inmarsat PLC	15,509	194,192
Intermediate Capital Group PLC	9,552	66,446
International Personal Finance	6,208	51,204
Intu Properties PLC	17,766	91,188
Invensys PLC	20,464	172,348
Investec PLC	14,892	107,933
Jardine Lloyd Thompson Group PLC	3,822	64,441
Jazztel PLC (b)	5,665	60,724
John Wood Group PLC	10,294	116,959
Jupiter Fund Management PLC	9,570	61,024
Ladbrokes PLC	20,622	61,104
Lonmin PLC (b)	10,416	53,221
Man Group PLC	56,129	79,019
Michael Page International PLC	6,539	52,851
Millennium & Copthorne Hotels PLC	3,228	32,078
Mitchells & Butlers PLC (b)	4,191	29,286
N Brown Group PLC	4,942	43,586
National Express Group PLC	8,112	36,974
Ocado Group PLC (b)	15,521	113,521
Ophir Energy PLC (b)	14,017	76,101
Partnership Assurance Group plc (b)	4,259	20,703
Pennon Group PLC	10,577	115,357
Perform Group PLC (b)	3,158	11,716
Phoenix Group Holdings	3,873	46,667
Playtech Plc	4,817	58,799
Premier Oil PLC	13,085	67,963
Provident Financial PLC	6,029	162,165
PZ Cussons PLC	9,248	57,668
Regus PLC	16,725	60,166
Rentokil Initial PLC	46,566	89,311
Rightmove PLC	3,034	137,687
Rotork PLC	2,462	117,030
Segro PLC	19,834	109,719
Serco Group PLC	14,527	120,109
Shaftesbury PLC	5,739	59,598
Spectris PLC	3,411	144,683
Spirax-Sarco Engineering PLC	2,162	107,066
St. James’s Place PLC	11,179	134,791
Stagecoach Group PLC	18,764	117,599
TalkTalk Telecom Group PLC	14,656	74,278
Telecity Group PLC	6,110	73,418
Thomas Cook Group PLC (b)	43,044	119,200
United Business Media PLC	5,558	60,388
Vesuvius PLC	6,304	53,249
Victrex PLC	1,863	56,682

		7,438,530

TOTAL COMMON STOCKS —
(Cost $45,826,473)		51,332,359

PREFERRED STOCKS — 0.1%
ITALY — 0.1%
Fondiaria-Sai SpA (b) (Cost $44,357)	22,573	63,951

SHORT TERM INVESTMENTS — 16.7%
UNITED STATES — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,514,545	4,514,545
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	4,064,132	4,064,132

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,578,677)		8,578,677

TOTAL INVESTMENTS — 116.5%
(Cost $54,449,507)		59,974,987
OTHER ASSETS & LIABILITIES — (16.5)%		(8,472,329)

NET ASSETS — 100.0%		$51,502,658

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	5.7%
Chemicals	4.9
Oil, Gas & Consumable Fuels	4.4
Machinery	4.4
Real Estate Investment Trusts	4.2
Real Estate Management & Development	4.1
Media	3.9
Metals & Mining	3.2
Insurance	2.8
Food Products	2.7
Household Durables	2.7
Capital Markets	2.6
Hotels, Restaurants & Leisure	2.6
Construction & Engineering	2.6
Multiline Retail	2.3
Energy Equipment & Services	2.3
Pharmaceuticals	2.1
Electronic Equipment, Instruments & Components	2.0
Road & Rail	2.0
Specialty Retail	2.0
Commercial Services & Supplies	1.9
Diversified Telecommunication Services	1.9
Health Care Providers & Services	1.8
Software	1.6
Auto Components	1.5
Diversified Financial Services	1.4
Leisure Equipment & Products	1.3
Electrical Equipment	1.3
Electric Utilities	1.3
Construction Materials	1.2
Industrial Conglomerates	1.1
Health Care Equipment & Supplies	1.1
Containers & Packaging	1.1
Professional Services	1.1
Food & Staples Retailing	1.0
Trading Companies & Distributors	1.0
Paper & Forest Products	1.0
Consumer Finance	1.0
Transportation Infrastructure	0.9
IT Services	0.9
Aerospace & Defense	0.9
Textiles, Apparel & Luxury Goods	0.8
Gas Utilities	0.7
Marine	0.7
Semiconductors & Semiconductor Equipment	0.7
Office Electronics	0.7
Independent Power Producers & Energy Traders	0.6
Multi-Utilities	0.6
Air Freight & Logistics	0.6
Internet Software & Services	0.5
Beverages	0.5
Distributors	0.4
Computers & Peripherals	0.3
Diversified Consumer Services	0.3
Biotechnology	0.3
Internet & Catalog Retail	0.3
Building Products	0.3
Automobiles	0.3
Wireless Telecommunication Services	0.2
Water Utilities	0.2
Personal Products	0.2
Health Care Technology	0.2
Airlines	0.2
Thrifts & Mortgage Finance	0.1
Life Sciences Tools & Services	0.1
Household Products	0.1
Communications Equipment	0.1
Short Term Investment	16.7
Other Assets & Liabilities	(16.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Berner Kantonalbank AG, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 7.0%
Aliansce Shopping Centers SA	129,511	$1,004,578
American Banknote SA	102,953	1,405,144
Arezzo Industria e Comercio SA	60,408	761,741
B2W Cia Digital (a)	111,942	724,533
Banco ABC Brasil SA Preference Shares	80,903	433,449
Banco Panamericano SA Preference Shares (a)	205,851	400,490
Brasil Brokers Participacoes SA	343,740	852,338
Brasil Insurance Participacoes e Administracao SA	92,775	717,662
Brazil Pharma SA (a)	477,200	1,367,329
Brookfield Incorporacoes SA (a)	418,129	203,814
Centrais Eletricas de Santa Catarina SA Preference Shares (a)	59,094	460,879
Cia Energetica do Ceara Preference Shares	48,288	859,636
Contax Participacoes SA Preference Shares	151,096	233,120
Cremer SA	102,386	679,608
Cyrela Commercial Properties SA Empreendimentos e Participacoes	27,748	246,989
Diagnosticos da America SA	289,536	1,786,858
Direcional Engenharia SA	74,245	377,637
Eletropaulo Metropolitana SA Preference Shares	139,092	551,828
Equatorial Energia SA	369,519	3,625,883
Eternit SA	195,589	724,573
Even Construtora e Incorporadora SA	370,940	1,281,408
Ez Tec Empreendimentos e Participacoes SA	155,676	1,922,814
Ferbasa-Ferro Ligas DA Bahia Preference Shares	127,806	714,533
Fleury SA	137,044	1,068,818
Gafisa SA	632,046	945,691
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	128,509	570,849
Helbor Empreendimentos SA	193,211	638,782
HRT Participacoes em Petroleo SA (a)	368,262	142,044
Iguatemi Empresa de Shopping Centers SA	116,837	1,104,362
International Meal Co. Holdings SA (a)	109,255	845,143
Iochpe-Maxion SA	114,903	1,273,588
JHSF Participacoes SA	153,287	276,784
Log-in Logistica Intermodal SA (a)	91,692	318,692
LPS Brasil Consultoria de I moveis SA	112,182	686,620
Magazine Luiza SA (a)	96,710	309,488
Magnesita Refratarios SA	365,534	914,126
Mahle-Metal Leve SA	41,245	479,014
Marfrig Alimentos SA (a)	277,338	470,214
Mills Estruturas e Servicos de Engenharia SA	128,403	1,796,036
MRV Engenharia e Participacoes SA	351,972	1,257,656
Odontoprev SA	635,856	2,649,344
Paranapanema SA (a)	249,102	550,099
PDG Realty SA Empreendimentos e Participacoes (a)	1,639,999	1,258,196
Prumo Logistica SA (a)	450,193	206,086
QGEP Participacoes SA	101,489	420,711
Qualicorp SA (a)	263,758	2,515,441
Randon SA Implementos e Participacoes Preference Shares	490,065	2,386,711
Restoque Comercio e Confeccoes de Roupas SA	127,889	325,245
Rossi Residencial SA (a)	418,285	361,683
Sao Martinho SA	103,934	1,264,345
Saraiva SA Livreiros Editores Preference Shares	58,510	644,063
SLC Agricola SA	105,074	908,556
Sonae Sierra Brasil SA	29,978	231,641
Tecnisa SA (a)	154,062	585,099
Tegma Gestao Logistica SA	33,220	253,453
Tempo Participacoes SA	418,784	617,725
Vanguarda Agro SA (a)	272,892	396,745

		50,009,894

CHILE — 2.0%
AFP Habitat SA	223,583	296,153
Almendral SA	12,080,519	1,321,971
Besalco SA	604,873	640,041
Companhia Sudamericana de Vapores SA (a)	9,327,787	488,180
Cruz Blanca Salud SA	1,185,197	1,037,569
Empresas La Polar SA (a)	2,675,051	355,859
Inversiones Aguas Metropolitanas SA	726,018	1,229,719
Inversiones La Construccion SA	39,320	553,750
Masisa SA	11,165,273	730,965
Parque Arauco SA	1,168,852	2,157,744
Ripley Corp. SA	1,412,494	1,021,501
Salfacorp SA	610,237	580,680
Sociedad Matriz SAAM SA	10,044,203	907,983
Socovesa SA	862,092	211,647
Vina Concha y Toro SA	1,379,104	2,572,123

		14,105,885

CHINA — 7.3%
21Vianet Group, Inc. ADR (a)(b)	73,494	1,728,579
51job, Inc. ADR (a)	19,577	1,525,048
Anhui Expressway Co., Ltd.	2,460,000	1,364,243
AsiaInfo-Linkage, Inc. (a)(b)	185,391	2,217,276
AutoNavi Holdings, Ltd. ADR (a)(b)	35,223	501,928
Bitauto Holdings, Ltd. ADR (a)(b)	36,065	1,152,637
BYD Electronic International Co., Ltd. (a)(b)	1,229,000	714,853
China Automation Group, Ltd.	947,000	214,957
China Datang Corp. Renewable Power Co., Ltd. (b)	918,000	194,167
China Hongxing Sports, Ltd. (a)(b)(d)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	2,737,900	1,758,471
China Lesso Group Holdings, Ltd. (b)	1,374,810	957,469
China National Accord Medicines Corp., Ltd.	172,582	800,838
China SCE Property Holdings, Ltd.	3,435,800	819,762
China Shanshui Cement Group, Ltd.	1,848,000	793,660
China Shipping Development Co., Ltd. (a)(b)	2,184,000	1,695,654
China Suntien Green Energy Corp., Ltd.	2,416,000	906,730
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	1,799,000	248,258

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Wireless Technologies, Ltd.	1,900,000	$622,409
Chinasoft International, Ltd. (a)(b)	1,378,000	357,218
Danhua Chemical Technology Co., Ltd. (a)	311,600	185,090
Dongyue Group (b)	1,275,000	504,820
Double Coin Holdings, Ltd.	738,824	532,692
E-Commerce China Dangdang, Inc. ADR (a)(b)	71,767	685,375
E-House China Holdings, Ltd.	87,392	1,317,871
First Tractor Co., Ltd. (b)	928,500	728,071
Giant Interactive Group, Inc. ADR	176,385	1,982,567
Hangzhou Steam Turbine Co.	869,950	1,238,658
Harbin Electric Co., Ltd. (b)	1,786,000	1,156,308
Home Inns & Hotels Management, Inc. ADR (a)(b)	42,312	1,846,496
Huangshan Tourism Development Co., Ltd.	420,000	517,020
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,754,000	863,095
Jiangsu Future Land Co., Ltd.	937,600	570,061
LDK Solar Co., Ltd. ADR (a)(b)	71,118	93,165
Livzon Pharmaceutical, Inc. (Class B) (c)	161,800	791,289
Lonking Holdings, Ltd. (a)	3,461,000	674,011
MIE Holdings Corp.	2,904,754	614,386
NQ Mobile, Inc. ADR (a)	41,160	605,052
Pactera Technology International, Ltd. ADR (a)(b)	143,437	1,025,575
Peak Sport Products Co., Ltd. (b)	1,725,000	420,474
Perfect World Co., Ltd. ADR (b)	48,086	854,969
Ports Design, Ltd.	1,058,000	818,701
Real Gold Mining, Ltd. (a)(b)(d)	251,500	0
Renren, Inc. ADR (a)(b)	171,128	521,940
REXLot Holdings, Ltd. (b)	6,372,064	862,894
Shanda Games, Ltd. ADR (a)	91,066	417,082
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	352,900	168,333
Shanghai Dajiang Group, Class B (a)	1,285,400	492,308
Shanghai Diesel Engine Co., Ltd. Class B	393,360	309,968
Shanghai Haixin Group Co. (a)	666,700	360,018
Shanghai Highly Group Co., Ltd.	349,300	200,498
Shenguan Holdings Group, Ltd. (b)	2,680,010	1,195,916
Sinofert Holdings, Ltd. (b)	2,294,000	372,780
Sinopec Engineering Group Co., Ltd. (b)	1,738,500	2,600,883
SPT Energy Group, Inc.	1,872,000	1,113,000
TCL Communication Technology Holdings, Ltd. (a)	960,000	980,584
Trina Solar, Ltd. ADR (a)(b)	82,147	1,122,949
WuXi PharmaTech Cayman, Inc. ADR (a)(b)	97,797	3,753,449
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	119,210	602,010
YY, Inc. ADR (a)(b)	13,843	696,026

		52,370,541

CYPRUS — 0.1%
Global Ports Investments PLC, GDR	25,767	360,223

CZECH REPUBLIC — 0.3%
New World Resources PLC (a)	76,072	90,951
Philip Morris CR AS	4,488	2,390,103

		2,481,054

EGYPT — 1.4%
Arab Cotton Ginning	448,682	280,243
Citadel Capital Corp./Cairo (a)	587,436	293,356
Eastern Tobacco	48,010	801,485
Egyptian Financial Group-Hermes Holding (a)	694,206	870,186
Egyptian Kuwait Holding Co.	874,869	796,131
ElSwedy Electric Co.	180,730	832,052
Ezz Steel (a)	615,592	1,351,927
Juhayna Food Industries	582,265	1,314,769
Maridive & Oil Services SAE (a)	340,483	340,483
Orascom Telecom Media & Technology Holding SAE	4,543,522	503,488
Sidi Kerir Petrochemicals Co.	171,151	423,410
Six of October Development & Investment Co. (a)	208,343	677,931
Talaat Moustafa Group (a)	1,670,322	1,485,575

		9,971,036

HONG KONG — 9.1%
361 Degrees International, Ltd.	1,468,000	388,122
Ajisen China Holdings, Ltd.	969,000	1,002,274
Anton Oilfield Services Group (b)	1,634,000	994,677
Anxin-China Holdings, Ltd.	3,364,000	1,067,282
Asian Citrus Holdings, Ltd.	1,059,833	291,142
Beijing Capital Land, Ltd.	1,804,400	614,363
Boshiwa International Holding, Ltd. (a)(b)(d)	1,843,000	0
CGN Mining Co., Ltd. (a)(b)	2,630,000	210,298
Chaowei Power Holdings, Ltd. (b)	518,000	273,238
China Dongxiang Group Co. (b)	6,468,000	1,101,114
China Forestry Holdings, Ltd. (a)(d)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(c)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,528,000	829,648
China Lilang, Ltd.	1,440,000	887,725
China Lumena New Materials Corp. (b)	5,069,298	993,756
China Medical System Holdings, Ltd. (b)	596,300	637,540
China Metal Recycling Holdings, Ltd. (a)(b)(d)	1,109,932	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,124,000	1,150,514
China National Materials Co., Ltd. (b)	1,919,000	413,314
China Oil and Gas Group, Ltd.	6,320,000	1,165,578
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	4,200,000	644,591
China Rare Earth Holdings, Ltd. (a)	1,926,000	268,268
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	3,738,000	583,328
China Shineway Pharmaceutical Group, Ltd.	537,000	735,507
China Singyes Solar Technologies Holdings, Ltd.	703,000	707,193
China South City Holdings, Ltd. (b)	2,376,000	674,151
China Travel International Investment Hong Kong, Ltd.	10,550,000	2,217,830

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

China Yurun Food Group, Ltd. (a)(b)	1,605,000	$1,030,843
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	1,081,500	693,220
Citic Resources Holdings, Ltd. (a)(b)	4,981,000	661,671
Comba Telecom Systems Holdings, Ltd. (a)(b)	1,052,984	363,953
Cosco International Holdings, Ltd.	524,000	223,015
Dah Chong Hong Holdings, Ltd. (b)	1,005,000	751,765
Digital China Holdings, Ltd.	948,000	1,117,488
Fufeng Group, Ltd.	1,409,600	576,293
Global Bio-Chem Technology Group Co., Ltd. (a)(b)	3,112,000	240,813
Glorious Property Holdings, Ltd. (a)(b)	3,290,000	708,599
GOME Electrical Appliances Holding, Ltd. (b)	13,028,000	2,402,714
Greatview Aseptic Packaging Co., Ltd.	1,473,048	870,103
Guangdong Land Holdings, Ltd. (b)	1,902,000	417,011
Hanergy Solar Group, Ltd. (a)(b)(c)	15,506,000	1,579,847
Hengdeli Holdings, Ltd.	3,108,400	733,629
Hidili Industry International Development, Ltd. (a)(b)	1,456,000	221,581
Honghua Group, Ltd. (b)	1,417,000	476,978
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,862,534	557,463
Huabao International Holdings, Ltd. (b)	2,812,000	1,555,825
Ju Teng International Holdings, Ltd.	1,260,000	833,635
Kaisa Group Holdings, Ltd. (a)(b)	3,996,000	1,288,409
Kingboard Laminates Holdings, Ltd. (b)	1,506,500	639,224
Kingdee International Software Group Co., Ltd. (a)	1,796,000	546,646
KWG Property Holding, Ltd. (b)	1,730,500	959,684
Li Ning Co., Ltd. (a)(b)	958,000	756,145
Lijun International Pharmaceutical Holding, Ltd.	2,942,000	804,390
Magic Holdings International, Ltd.	976,000	772,870
Maoye International Holdings, Ltd.	2,351,000	421,459
Minth Group, Ltd.	960,000	1,993,358
NetDragon Websoft, Inc. (b)	377,000	690,427
Newocean Energy Holdings, Ltd.	1,626,000	1,327,433
NVC Lighting Holdings, Ltd.	3,326,000	797,854
Pacific Online, Ltd. (b)	1,348,100	646,775
Prince Frog International Holdings, Ltd. (b)	1,070,000	440,213
Real Nutriceutical Group, Ltd. (b)	1,492,000	384,846
Sany Heavy Equipment International Holdings Co., Ltd. (b)	694,000	217,497
Shougang Concord International Enterprises Co., Ltd. (a)(b)	13,712,000	795,796
Shougang Fushan Resources Group, Ltd. (b)	4,448,000	1,560,350
Sichuan Expressway Co., Ltd. (b)	2,380,000	702,911
Sinotrans Shipping, Ltd.	3,122,500	1,139,665
Sinotrans, Ltd.	1,593,000	601,966
Sinotruk Hong Kong, Ltd.	788,500	442,363
Skyworth Digital Holdings, Ltd.	2,426,626	1,336,346
Springland International Holdings, Ltd.	1,961,000	1,009,110
Sunny Optical Technology Group Co., Ltd. (b)	776,000	754,608
TCL Multimedia Technology Holdings, Ltd.	482,000	223,788
Tech Pro Technology Development, Ltd. (a)	2,364,000	1,155,513
The United Laboratories International Holdings, Ltd. (a)(b)	1,388,500	556,922
Tiangong International Co., Ltd.	2,464,000	711,831
Tianjin Port Development Holdings, Ltd.	5,856,000	1,004,479
Tianneng Power International, Ltd.	1,316,000	483,714
TPV Technology, Ltd. (b)	1,860,000	383,814
United Energy Group, Ltd. (a)(b)	6,128,000	885,167
VODone, Ltd. (a)(b)	3,310,999	448,370
Wasion Group Holdings, Ltd.	1,071,000	654,721
West China Cement, Ltd.	3,744,000	555,293
Winsway Coking Coal Holding, Ltd. (a)	2,997,018	189,397
Yingde Gases	1,753,500	1,836,327
Yip’s Chemical Holdings, Ltd.	615,580	531,128
Yuexiu Transport Infrastructure, Ltd.	1,666,549	872,634

		65,391,342

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (b)	502,506	731,877

INDIA — 9.6%
Adani Power, Ltd. (a)	1,116,280	702,920
Aditya Birla Nuvo, Ltd.	63,249	1,270,706
Amtek Auto, Ltd. (a)	437,675	528,918
Anant Raj, Ltd. (a)	576,816	583,763
Apollo Hospitals Enterprise, Ltd.	123,309	1,886,665
Arvind, Ltd.	222,834	492,645
Ashok Leyland, Ltd.	1,400,298	390,512
Aurobindo Pharma, Ltd.	314,288	1,995,834
Bajaj Holdings and Investment, Ltd.	64,228	922,171
Balrampur Chini Mills, Ltd.	505,331	375,802
Bata India, Ltd.	76,574	1,304,500
Bharat Forge, Ltd.	414,421	2,197,895
Bhushan Steel, Ltd.	156,587	1,218,293
Biocon, Ltd.	145,808	1,090,820
Britannia Industries, Ltd.	76,230	1,134,546
Coromandel International, Ltd.	188,860	730,647
Cox & Kings, Ltd.	73,121	136,123
Crompton Greaves, Ltd.	243,336	506,303
Dewan Housing Finance Corp., Ltd.	168,506	580,120
Dish TV India, Ltd. (a)	1,066,053	1,045,285
Divi’s Laboratories, Ltd.	55,984	1,105,425
Federal Bank, Ltd.	886,030	1,203,958
Fortis Healthcare, Ltd. (a)	287,640	476,881
Gateway Distriparks, Ltd.	276,905	627,407
GMR Infrastructure, Ltd.	1,187,654	476,175
Godrej Industries, Ltd.	231,314	1,036,809
Havells India, Ltd.	86,983	1,112,196
Hexaware Technologies, Ltd.	275,059	585,871
Hindustan Petroleum Corp., Ltd.	138,508	531,371
Housing Development & Infrastructure, Ltd. (a)	523,384	452,688
IDFC, Ltd.	1,372,833	2,432,503
IFCI, Ltd.	1,218,600	506,313
India Cements, Ltd.	743,010	722,529
India Infoline, Ltd.	503,404	507,026

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Indiabulls Housing Finance, Ltd.	512,918	$1,977,290
Indiabulls Real Estate, Ltd.	576,179	642,735
Indian Hotels Co., Ltd.	828,708	827,301
Ipca Laboratories, Ltd.	82,942	971,288
Jain Irrigation Systems, Ltd.	312,720	367,043
Jaiprakash Associates, Ltd.	900,860	793,013
Jaiprakash Power Ventures, Ltd. (a)	904,353	276,328
JSW Energy, Ltd.	766,924	699,909
JSW Steel, Ltd.	166,705	2,741,449
Jubilant Foodworks, Ltd. (a)	75,640	1,555,539
LIC Housing Finance, Ltd.	315,667	1,118,907
Mahindra & Mahindra Financial Services, Ltd.	412,419	2,137,938
Manappuram Finance, Ltd.	530,164	134,137
MAX India, Ltd.	482,386	1,685,680
McLeod Russel India, Ltd.	154,968	805,718
Motherson Sumi Systems, Ltd.	599,358	1,768,375
Mphasis, Ltd.	114,974	817,857
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	544,466	389,061
Piramal Healthcare, Ltd.	81,578	727,614
PTC India, Ltd.	531,962	569,760
Punj Lloyd, Ltd. (a)	733,756	341,047
Rajesh Exports, Ltd.	394,508	493,015
REI Agro, Ltd.	1,861,167	198,589
Reliance Capital, Ltd.	113,149	661,187
Reliance Infrastructure, Ltd.	154,437	1,062,995
Rolta India, Ltd.	309,123	335,835
Shree Renuka Sugars, Ltd.	831,992	269,014
Shriram Transport Finance Co., Ltd.	174,560	1,898,134
Sintex Industries, Ltd.	593,728	326,836
Strides Arcolab, Ltd.	93,371	543,727
Suzlon Energy, Ltd. (a)	1,668,002	277,753
Tata Chemicals, Ltd.	258,158	1,147,323
Tata Global Beverages, Ltd.	635,106	1,647,446
Tata Motors, Ltd. Class A	640,659	1,994,324
Thermax, Ltd.	73,130	840,543
Unitech, Ltd. (a)	1,938,819	479,572
UPL, Ltd.	770,717	2,466,469
Videocon Industries, Ltd.	145,262	404,752
Voltas, Ltd.	597,496	1,120,999
Welspun Corp., Ltd.	450,167	462,139
Yes Bank, Ltd.	14,230	85,166

		68,935,427

INDONESIA — 2.8%
AKR Corporindo Tbk PT	2,823,000	1,014,842
Alam Sutera Realty Tbk PT	26,986,000	953,491
Aneka Tambang Persero Tbk PT	2,326,500	208,372
Bakrieland Development Tbk PT (a)(c)	55,044,500	67,844
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,218,000	674,118
Bank Tabungan Negara Tbk PT	6,711,186	479,764
Bisi International PT	2,541,000	116,924
Bumi Resources Tbk PT (a)	18,874,500	465,271
Bumi Serpong Damai PT	8,372,500	887,471
BW Plantation Tbk PT	4,396,500	480,472
Ciputra Development Tbk PT	16,864,500	1,039,308
Citra Marga Nusaphala Persada Tbk PT (a)	841,500	231,637
Energi Mega Persada Tbk PT (a)	50,492,000	290,422
Erajaya Swasembada Tbk PT	1,541,500	126,664
Gajah Tunggal Tbk PT	2,989,500	412,684
Garuda Indonesia Tbk PT (a)	14,389,000	591,167
Harum Energy Tbk PT	1,413,000	319,289
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	3,803,500	437,543
Indika Energy Tbk PT	3,368,500	163,304
Intiland Development Tbk PT	8,470,000	219,232
Japfa Comfeed Indonesia Tbk PT	8,345,500	836,607
Kawasan Industri Jababeka Tbk PT	39,905,408	632,847
Matahari Putra Prima Tbk PT	4,009,000	639,068
Medco Energi Internasional Tbk PT	2,623,500	452,699
Mitra Adiperkasa Tbk PT	1,451,500	655,978
MNC Investama Tbk PT	18,946,500	529,319
MNC Sky Vision Tbk PT	2,356,000	387,182
Modernland Realty Tbk PT (a)	8,975,000	287,613
Pakuwon Jati Tbk PT	28,604,900	634,620
Pembangunan Perumahan Persero PT Tbk	6,821,500	650,200
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,634,000	734,891
PT International Nickel Indonesia Tbk	3,241,000	705,723
Ramayana Lestari Sentosa Tbk PT	2,386,500	207,863
Sentul City Tbk PT (a)	19,618,500	253,090
Summarecon Agung Tbk PT	17,417,500	1,116,323
Surya Semesta Internusa Tbk PT	4,932,500	226,968
Timah Tbk PT	4,047,000	532,062
Trada Maritime Tbk PT (a)	13,718,000	1,792,245

		20,455,117

MALAYSIA — 5.4%
Aeon Co. M Bhd	301,900	1,290,368
Affin Holdings Bhd	446,200	565,327
Berjaya Corp. Bhd	4,686,000	844,066
Berjaya Sports Toto Bhd	1,386,953	1,714,901
Boustead Holdings Bhd	735,960	1,262,737
Bursa Malaysia Bhd	1,071,773	2,692,930
CapitaMalls Malaysia Trust	427,700	182,806
Carlsberg Brewery Malay Bhd	99,000	368,133
Dialog Group Bhd	2,861,920	3,127,972
DRB-Hicom Bhd	1,504,900	1,295,624
Eastern & Oriental Bhd	1,390,300	802,219
Gas Malaysia Bhd	338,600	400,055
HAP Seng Consolidated Bhd	1,532,500	1,408,281
IGB Corp. Bhd	3,552,767	2,950,245
KNM Group Bhd (a)	5,773,855	793,233
KPJ Healthcare Bhd	1,639,700	1,942,310
Magnum Bhd	1,732,900	1,671,795
Malaysia Building Society Bhd	1,597,000	1,077,506
Malaysian Bulk Carriers Bhd	812,400	439,001
Malaysian Resources Corp. Bhd	1,906,800	750,961
Media Prima Bhd	1,932,300	1,545,604
Oriental Holdings Bhd	302,300	783,553
OSK Holdings Bhd	1,258,000	633,705
Padini Holdings Bhd	598,300	330,613
Parkson Holdings Bhd	344,400	289,147
Pavilion Real Estate Investment Trust	825,200	322,472
POS Malaysia Bhd	826,600	1,382,924
Sunway Real Estate Investment Trust	5,012,000	1,897,384
TAN Chong Motor Holdings Bhd	1,005,300	1,899,804
Top Glove Corp. Bhd	962,700	1,654,709
UOA Development Bhd	1,894,800	1,122,244

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Wah Seong Corp. Bhd	1,483,811	$747,455
WCT Holdings Bhd	1,364,025	853,687

		39,043,771

MEXICO — 2.4%
Alsea SAB de CV	604,250	1,881,887
Axtel SAB de CV (a)(b)	2,459,891	878,992
Banregio Grupo Financiero SAB de CV (b)	320,164	1,896,957
Bolsa Mexicana de Valores SAB de CV	857,538	1,959,672
Concentradora Fibra Hotelera Mexicana SA de CV	509,250	812,644
Consorcio ARA SAB de CV (a)	3,059,764	1,193,801
Corporacion GEO SAB de CV (a)(b)(d)	791,193	0
Empresas ICA SAB de CV (a)(b)	1,069,438	2,200,582
Grupo Aeroportuario del Centro Norte Sab de CV (a)(b)	150,535	502,850
Grupo Simec SAB de CV, Series B (a)(b)	255,268	1,062,029
Mexico Real Estate Management SA de CV (a)	927,166	1,825,711
TF Administradora Industrial S de RL de CV	549,683	985,867
TV Azteca SAB de CV	3,404,620	1,819,659
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	679,159	0

		17,020,651

MOROCCO — 0.0% (e)
Alliances Developpement Immobilier SA	1,202	72,160
Holcim Maroc SA	580	103,748

		175,908

NETHERLANDS — 0.1%
AmRest Holdings SE (a)	17,594	524,768

PERU — 0.3%
Ferreyros SA	2,069,810	1,428,374
Luz del Sur SAA	244,599	817,750
Refineria La Pampilla SA Relapasa	1,792,190	192,247

		2,438,371

PHILIPPINES — 1.9%
Belle Corp. (a)	4,128,200	457,630
Cebu Air, Inc.	745,530	786,979
Cosco Capital, Inc. (a)	2,170,100	429,791
First Gen Corp.	1,429,700	420,704
First Philippine Holdings Corp.	474,030	573,546
GMA Holdings, Inc.	4,154,600	753,552
Manila Water Co., Inc.	1,563,800	775,161
Megaworld Corp.	40,698,000	2,971,025
Philippine National Bank (a)	557,150	1,082,728
Rizal Commercial Banking Corp.	582,020	557,333
Robinsons Land Corp.	2,463,200	1,107,767
Security Bank Corp.	560,954	1,461,078
Semirara Mining Corp.	216,970	1,407,928
SM Prime Holdings, Inc.	1	0
Union Bank of Philippines	183,450	520,807

		13,306,029

POLAND — 2.2%
Agora SA (a)	150,564	488,499
Alior Bank SA (a)	46,432	1,253,646
Asseco Poland SA	145,611	2,218,342
Boryszew SA (a)	2,225,591	368,787
Ciech SA (a)	70,608	726,567
Echo Investment SA (a)	392,455	871,414
Emperia Holding SA	37,003	920,216
Getin Noble Bank SA (a)	1,384,605	1,225,172
Globe Trade Centre SA (a)	378,559	934,652
Grupa Lotos SA (a)	103,842	1,219,970
Lubelski Wegiel Bogdanka SA	58,529	2,440,123
Netia SA (a)	837,892	1,463,385
Orbis SA	45,844	610,605
TVN SA	294,822	1,436,273

		16,177,651

RUSSIA — 1.1%
Aeroflot — Russian Airlines OJSC	557,500	1,438,679
CTC Media, Inc.	101,452	1,409,676
DIXY Group OJSC (a)	24,916	310,881
Mechel OAO, ADR (a)(b)	183,684	470,231
Novorossiysk Commercial Sea Trade Port PJSC GDR	63,493	396,831
PIK Group GDR (a)	388,363	901,002
Vsmpo-Avisma Corp.	13,461	3,096,931

		8,024,231

SINGAPORE — 0.5%
Asian Pay Television Trust	1,205,000	706,241
Bumitama Agri, Ltd. (b)	490,000	364,803
Nam Cheong, Ltd. (b)	3,750,000	935,569
Yanlord Land Group, Ltd. (b)	1,313,000	1,273,899

		3,280,512

SOUTH AFRICA — 9.4%
Acucap Properties, Ltd.	202,831	844,536
Adcock Ingram Holdings, Ltd.	345,013	2,335,498
AECI, Ltd.	135,846	1,621,267
Afgri, Ltd.	1,827,659	1,142,969
African Bank Investments, Ltd. (b)	1,483,466	1,706,721
Aquarius Platinum, Ltd. (a)	733,897	480,129
Aveng, Ltd. (a)	613,639	1,549,074
AVI, Ltd.	146,680	803,580
Brait SE (a)	288,216	1,443,041
Capital Property Fund	748,556	761,153
Clicks Group, Ltd. (b)	501,669	3,007,499
DataTec, Ltd.	593,212	2,933,281
Emira Property Fund	492,030	671,777
Famous Brands, Ltd.	57,810	528,549
Fountainhead Property Trust	1,062,455	750,654
Grindrod, Ltd.	1,174,903	3,144,292
Harmony Gold Mining Co., Ltd.	391,844	968,971
Hosken Consolidated Investments, Ltd.	179,854	2,404,063
Hyprop Investments, Ltd.	84,614	618,018
Illovo Sugar, Ltd.	226,706	602,818
Investec, Ltd.	336,309	2,392,173
JD Group, Ltd. (b)	489,152	1,354,844
JSE, Ltd. (b)	360,362	3,087,269
Lewis Group, Ltd. (b)	288,382	1,952,145
Merafe Resources, Ltd. (a)	5,833,220	456,688
Mondi, Ltd.	197,004	3,380,033
Mpact, Ltd.	319,261	819,966
Murray & Roberts Holdings, Ltd. (a)	529,949	1,356,528

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Northam Platinum, Ltd. (a)	675,280	$2,707,890
Omnia Holdings, Ltd.	54,578	1,052,348
Pick’ n Pay Holdings, Ltd.	275,833	592,552
PPC, Ltd. (b)	797,104	2,389,695
PSG Group, Ltd.	35,612	291,390
Resilient Property Income Fund, Ltd.	243,592	1,290,785
Reunert, Ltd. (b)	364,998	2,387,145
SA Corporate Real Estate Fund	6,147,397	2,341,866
Sappi, Ltd. (a)	612,496	1,915,192
Sibanye Gold, Ltd.	817,631	960,197
Sun International, Ltd.	169,307	1,540,514
Super Group, Ltd. (a)	537,457	1,341,879
Telkom SA, Ltd. (a)	404,444	1,081,220
The Spar Group, Ltd. (b)	105,176	1,320,907
Tongaat Hulett, Ltd.	138,062	1,498,761
Wilson Bayly Holmes-Ovcon, Ltd.	130,007	1,812,247

		67,642,124

TAIWAN — 30.1%
A-DATA Technology Co., Ltd.	388,000	913,906
Ability Enterprise Co., Ltd.	616,000	388,572
Accton Technology Corp.	1,462,341	772,791
Adlink Technology, Inc.	459,572	786,423
Advanced Ceramic X Corp.	166,642	900,208
Advanced International Multitech Co., Ltd.	396,000	421,199
AGV Products Corp. (a)	1,906,926	588,646
Alpha Networks, Inc.	941,348	682,239
Altek Corp.	903,309	634,970
AmTRAN Technology Co., Ltd.	1,025,717	695,203
Anpec Electronics Corp.	494,000	358,025
Apex Biotechnology Corp.	308,915	704,824
Arcadyan Technology Corp.	277,532	419,043
Asia Optical Co., Inc. (a)	408,540	403,009
Asia Polymer	615,588	539,093
Asrock, Inc.	171,000	631,134
Aten International Co., Ltd.	252,000	758,448
Bank of Kaohsiung	1,803,344	577,244
Basso Industry Corp.	635,000	671,146
BES Engineering Corp.	2,931,356	884,221
Capital Securities Corp.	2,786,730	1,033,213
Career Technology Co., Ltd.	440,726	418,493
Cathay No. 1 REIT	1,259,000	849,092
Cathay Real Estate Development Co., Ltd.	2,158,904	1,361,833
Chang Wah Electromaterials, Inc.	157,577	454,170
Charoen Pokphand Enterprise	1,193,798	632,879
Cheng Loong Corp.	1,861,128	896,109
Cheng Uei Precision Industry Co., Ltd.	558,915	1,121,449
Chicony Electronics Co., Ltd.	737,950	1,854,563
Chien Kuo Construction Co., Ltd.	1,257,501	586,484
Chin-Poon Industrial Co.	790,000	1,320,046
China Bills Finance Corp.	2,998,394	1,177,084
China Chemical & Pharmaceutical Co., Ltd.	770,000	605,852
China Manmade Fibers Corp. (a)	2,242,904	948,231
China Metal Products	151,000	207,981
China Motor Corp.	987,000	955,423
China Petrochemical Development Corp.	1,855,575	846,740
China Steel Chemical Corp.	291,000	1,601,288
China Synthetic Rubber Corp.	921,452	868,784
Chipbond Technology Corp.	804,000	1,263,858
Chong Hong Construction Co., Ltd.	315,622	968,994
Chroma ATE, Inc.	473,680	993,340
Chung Hung Steel Corp. (a)	910,239	261,434
Clevo Co.	919,265	1,986,366
CMC Magnetics Corp. (a)	3,773,719	620,438
Coretronic Corp.	601,420	594,287
CTCI Corp.	874,000	1,416,418
CyberTAN Technology, Inc.	799,210	886,268
D-Link Corp.	1,406,904	852,068
Danen Technology Corp. (a)	403,816	224,241
Dynapack International Technology Corp.	102,000	284,061
E Ink Holdings, Inc. (a)	890,000	488,248
Elan Microelectronics Corp.	715,899	1,125,367
Elite Material Co., Ltd.	618,782	519,051
Elite Semiconductor Memory Technology, Inc. (a)	615,674	739,548
ENG Electric Co., Ltd.	338,086	296,641
Entie Commercial Bank	500,000	249,971
Entire Technology Co., Ltd. (a)	219,942	230,248
Episil Technologies, Inc. (a)	1,125,000	379,360
Epistar Corp. (a)	1,104,000	2,126,247
Eternal Chemical Co., Ltd.	1,083,990	1,054,766
Eva Airways Corp. (a)	1,425,000	793,699
Evergreen Marine Corp., Ltd. (a)	1,470,000	897,680
Everlight Chemical Industrial Corp.	614,964	503,468
Everlight Electronics Co., Ltd.	705,503	1,621,519
Excelsior Medical Co., Ltd.	237,660	472,074
Far Eastern Department Stores, Ltd.	1,013,520	1,003,199
Far Eastern International Bank	3,444,562	1,438,918
Faraday Technology Corp.	784,976	1,098,311
Farglory Land Development Co., Ltd.	248,464	421,005
Feng Hsin Iron & Steel Co., Ltd.	619,270	1,136,580
Feng TAY Enterprise Co., Ltd.	589,816	1,414,996
FLEXium Interconnect, Inc.	340,875	1,097,992
Forhouse Corp.	848,576	321,738
Formosa Epitaxy, Inc. (a)	712,000	407,321
Formosa Taffeta Co., Ltd.	1,380,000	1,669,233
Formosan Rubber Group, Inc.	865,124	814,224
Formosan Union Chemical	1,556,200	746,679
FSP Technology, Inc.	531,184	484,782
G Tech Optoelectronics Corp.	182,000	229,305
Gemtek Technology Corp.	547,234	517,791
GeoVision, Inc.	165,474	1,041,031
Gigabyte Technology Co., Ltd.	463,000	559,263
Gigastorage Corp. (a)	700,114	805,741
Gintech Energy Corp. (a)	510,806	582,730
Global Unichip Corp. (a)	180,669	448,588
Gloria Material Technology Corp.	636,913	465,875
Goldsun Development & Construction Co., Ltd.	2,322,041	966,105
Grand Pacific Petrochemical	1,739,000	1,350,776
Grape King, Inc.	285,000	1,434,395
Great Wall Enterprise Co.	1,182,129	1,047,132
HannStar Display Corp. (a)	2,609,237	967,405
Hey Song Corp.	695,770	817,084
Highwealth Construction Corp.	721,400	1,524,928
Himax Technologies, Inc. ADR (b)	123,893	1,822,466
Hiwin Technologies Corp.	188,730	1,592,618
Ho Tung Chemical Corp.	2,094,031	1,011,762

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Hong TAI Electric Industrial	1,250,000	$414,800
Huaku Development Co., Ltd.	406,260	1,147,754
Huang Hsiang Construction Co.	408,484	731,895
I-Sheng Electric Wire & Cable Co., Ltd.	520,000	738,906
Ibase Technology, Inc.	446,910	656,041
ITE Technology, Inc.	340,887	292,808
J Touch Corp. (a)	250,121	193,024
Jess-Link Products Co., Ltd.	437,974	390,897
Jih Sun Financial Holdings Co., Ltd.	2,037,888	591,465
KEE TAI Properties Co., Ltd.	1,282,076	858,202
Kenda Rubber Industrial Co., Ltd.	717,016	1,595,053
Kerry TJ Logistics Co., Ltd.	840,000	1,307,766
King Yuan Electronics Co., Ltd.	2,057,656	1,411,883
King’s Town Bank	1,812,000	1,726,670
Kinpo Electronics	2,639,371	969,722
Kinsus Interconnect Technology Corp.	379,030	1,257,774
Kuoyang Construction Co., Ltd.	1,123,527	735,108
KYE Systems Corp.	670,000	274,263
LCY Chemical Corp.	876,862	1,140,081
Lien Hwa Industrial Corp.	1,503,651	978,772
Lingsen Precision Industries, Ltd.	1,282,694	695,070
Long Bon International Co., Ltd.	948,000	604,359
Longwell Co.	585,000	530,953
Lumax International Corp., Ltd.	318,358	765,892
Lung Yen Life Service Corp.	274,000	772,258
Macronix International Co., Ltd. (a)	5,064,170	1,140,154
Makalot Industrial Co., Ltd.	313,000	1,690,842
Masterlink Securities Corp.	1,880,472	653,040
Mercuries & Associates, Ltd.	639,835	452,984
Merida Industry Co., Ltd.	286,950	2,084,476
Micro-Star International Co., Ltd.	1,213,000	984,938
Microbio Co., Ltd. (a)	683,723	713,466
Mirle Automation Corp.	834,195	710,942
Mitac Holdings Corp. (a)	979,999	947,002
Motech Industries, Inc. (a)	418,885	858,754
Nan Kang Rubber Tire Co., Ltd. (a)	1,093,204	1,355,340
Nantex Industry Co., Ltd.	768,348	496,274
Neo Solar Power Corp. (a)	653,436	965,788
Newmax Technology Co., Ltd. (a)	125,499	270,339
Nien Hsing Textile Co., Ltd.	494,938	509,826
Oriental Union Chemical Corp.	1,052,500	1,138,897
Pan-International Industrial Co., Ltd.	628,771	478,907
PC Home Online	166,845	1,337,962
Phison Electronics Corp.	195,837	1,251,764
Phytohealth Corp. (a)	411,511	523,303
PixArt Imaging, Inc.	199,060	335,958
Portwell, Inc.	536,000	515,255
Powertech Technology, Inc.	769,000	1,175,297
President Securities Corp.	1,674,850	994,677
Prime Electronics Satellitics, Inc.	709,803	535,862
Prince Housing Development Corp.	1,892,629	1,114,488
Promate Electronic Co., Ltd.	752,000	830,131
Qisda Corp. (a)	2,573,641	632,972
Radiant Opto-Electronics Corp.	544,331	1,990,776
Radium Life Tech Co., Ltd.	1,134,007	911,284
Realtek Semiconductor Corp.	740,053	1,986,486
RichTek Technology Corp.	172,477	804,412
Ritek Corp. (a)	3,938,596	667,368
Ruentex Industries, Ltd.	934,939	2,399,813
Sampo Corp.	2,475,527	984,280
Sanyang Industry Co., Ltd.	1,319,945	2,163,481
ScinoPharm Taiwan, Ltd.	309,844	910,710
Senao International Co., Ltd.	221,911	692,460
Sercomm Corp.	537,000	920,721
Shih Wei Navigation Co., Ltd.	718,654	508,786
Shin Zu Shing Co., Ltd.	90,000	224,672
Shinkong Insurance Co., Ltd.	834,841	673,677
Shinkong Synthetic Fibers Corp.	2,798,796	981,342
Sigurd Microelectronics Corp.	987,694	942,839
Silicon Integrated Systems Corp. (a)	1,102,000	329,082
Silicon Motion Technology Corp. ADR	50,586	715,792
Simplo Technology Co., Ltd.	409,129	1,812,036
Sinbon Electronics Co., Ltd.	704,000	943,674
Sinmag Bakery Machine Corp.	162,316	857,777
Sino-American Silicon Products, Inc. (a)	568,058	966,348
Sinon Corp.	1,528,662	856,566
Sinphar Pharmaceutical Co., Ltd.	463,136	766,105
Sintek Photronic Corp. (a)	993,000	296,532
Sinyi Realty Co.	702,477	1,263,367
Soft-World International Corp.	157,848	381,863
Solar Applied Materials Technology Corp.	459,090	392,799
Solartech Energy Corp. (a)	419,091	402,168
St. Shine Optical Co., Ltd.	100,000	2,855,369
Standard Foods Corp.	624,192	1,947,753
Systex Corp. (a)	563,000	1,267,546
TA Chen Stainless Pipe (a)	452,200	213,935
Ta Chong Bank Co., Ltd. (a)	3,064,496	1,115,633
Taichung Commercial Bank	3,150,760	1,157,610
Taiflex Scientific Co., Ltd.	442,725	891,288
Tainan Enterprises Co., Ltd.	427,000	448,441
Tainan Spinning Co., Ltd.	2,061,573	1,456,074
Taisun Enterprise Co., Ltd. (a)	1,496,549	670,355
Taiwan Acceptance Corp.	441,000	1,154,160
Taiwan Business Bank (a)	5,475,316	1,666,285
Taiwan Cogeneration Corp.	1,373,469	801,864
Taiwan Fire & Marine Insurance Co.	791,004	655,554
Taiwan Hon Chuan Enterprise Co., Ltd.	441,027	929,303
Taiwan Land Development Corp. (a)	2,087,831	767,083
Taiwan Life Insurance Co., Ltd. (a)	591,025	559,226
Taiwan Secom Co., Ltd.	459,726	1,153,808
Taiwan Surface Mounting Technology Co., Ltd.	458,122	691,714
Taiyen Biotech Co., Ltd.	752,978	776,891
Tatung Co., Ltd. (a)	3,802,691	1,055,187
Teco Electric & Machinery Co., Ltd.	2,705,838	3,100,454
Test-Rite International Co.	648,896	483,349
Thye Ming Industrial Co., Ltd.	631,218	753,984
Ton Yi Industrial Corp.	470,000	482,561
Tong Hsing Electronic Industries, Ltd.	224,327	1,038,708
Tong Yang Industry Co., Ltd.	812,872	1,216,437
Topco Scientific Co., Ltd.	436,393	871,219
Transcend Information, Inc.	408,484	1,174,596
Tripod Technology Corp.	743,353	1,331,892
TSRC Corp.	917,170	1,354,052
TTY Biopharm Co., Ltd.	305,885	936,021
Tung Ho Steel Enterprise Corp.	1,118,258	983,051
Tung Thih Electronic Co., Ltd.	256,893	785,242
TXC Corp.	625,120	757,187

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

U-Ming Marine Transport Corp.	721,000	$1,294,261
Unimicron Technology Corp.	1,207,000	915,268
Unity Opto Technology Co., Ltd. (a)	613,307	615,293
Unizyx Holding Corp. (a)	1,164,694	730,779
UPC Technology Corp.	993,914	481,892
USI Corp.	1,398,318	971,201
Ve Wong Corp.	649,604	542,726
Via Technologies, Inc. (a)	630,031	591,906
Visual Photonics Epitaxy Co., Ltd.	526,162	536,693
Wafer Works Corp. (a)	436,983	244,125
Wah Hong Industrial Corp.	268,083	272,999
Walsin Lihwa Corp. (a)	4,863,000	1,559,893
Wan Hai Lines, Ltd.	1,802,320	937,338
Waterland Financial Holdings Co., Ltd.	3,944,497	1,322,178
Wei Chuan Food Corp.	689,899	1,212,969
Weikeng Industrial Co., Ltd.	810,628	624,219
Winbond Electronics Corp. (a)	4,638,730	1,245,150
Wintek Corp. (a)	1,963,859	685,293
Wistron NeWeb Corp.	454,697	1,180,853
WUS Printed Circuit Co., Ltd.	1,087,000	468,668
Yageo Corp. (a)	1,428,700	515,326
Yang Ming Marine Transport Corp. (a)	2,033,788	951,947
Yieh Phui Enterprise Co., Ltd. (a)	2,150,487	698,465
Young Fast Optoelectronics Co., Ltd.	239,959	256,034
Young Optics, Inc.	191,242	391,423
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,731,941	1,365,810
Yungtay Engineering Co., Ltd.	627,000	1,798,732
Zenitron Corp.	803,348	516,185
Zinwell Corp.	602,674	699,667

		215,919,086

THAILAND — 4.2%
Bangkok Expressway PCL, NVDR	996,800	1,016,214
Bangkokland PCL, NVDR	21,824,100	1,022,797
Berli Jucker PLC, NVDR	626,700	920,215
Bumrungrad Hospital PCL	423,600	1,131,190
Central Plaza Hotel PCL, NVDR	672,400	562,721
Delta Electronics Thai PCL, NVDR	539,800	878,859
Dynasty Ceramic PCL	313,700	465,395
Esso Thailand PCL, NVDR	1,449,700	264,705
Hana Microelectronics PCL	2,728,084	2,096,291
Hemaraj Land and Development PCL, NVDR	9,247,300	827,360
IRPC PCL, NVDR	8,839,300	876,936
Jasmine International PCL, NVDR	8,414,400	1,715,657
Kiatnakin Bank PCL, NVDR	736,300	834,668
LPN Development PCL, ADR	1,306,300	616,179
MBK PCL, NVDR	89,800	382,593
MK Restaurants Group PCL, NVDR (a)	1,018,700	1,588,812
Precious Shipping PCL	589,600	382,181
Pruksa Real Estate PCL	686,200	380,062
Pruksa Real Estate PCL, NVDR	979,300	542,400
Robinson Department Store PCL, NVDR	532,900	778,430
Siam Global House PCL, NVDR	998,493	480,103
Sino Thai Engineering & Construction PCL, NVDR	1,239,200	497,792
Sri Trang Agro-Industry PCL, NVDR	724,900	286,783
Supalai PCL, NVDR	728,100	323,502
Thai Airways International PCL, NVDR	1,282,500	538,603
Thai Stanley Electric PCL, NVDR	82,400	521,582
Thai Tap Water Supply PCL	2,471,800	752,222
Thai Union Frozen Products PCL, NVDR	760,700	1,660,993
Thai Vegetable Oil PCL, NVDR	676,600	380,922
Thaicom PCL, NVDR	1,010,100	1,244,950
Thanachart Capital PCL	2,785,764	2,734,050
Thoresen Thai Agencies PCL (a)	3,361,225	1,779,833
Tisco Financial Group PCL	464,903	544,698
Tisco Financial Group PCL, NVDR	157,270	184,263
VGI Global Media PCL, NVDR	2,874,556	857,293
WHA Corp. PCL, NVDR	521,800	444,626

		30,515,880

TURKEY — 2.4%
Akfen Holding AS	145,315	287,451
Albaraka Turk Katilim Bankasi (a)	2,497,357	1,790,053
Asya Katilim Bankasi AS (a)	1,233,713	832,620
Aygaz AS	182,399	696,147
Dogan Sirketler Grubu Holdings AS (a)	1,493,156	500,383
Dogan Yayin Holding AS (a)	1,417,922	362,977
GSD Holding (a)	729,015	295,203
Ihlas Holding (a)	1,095,854	214,223
Is Finansal Kiralama AS (a)	322,255	143,991
Izmir Demir Celik Sanayi AS (a)	214,110	214,259
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	2,016,693	994,971
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	197,346	222,284
NET Holding AS	418,704	475,512
Pegasus Hava Tasimaciligi AS (a)	61,462	1,038,432
Petkim Petrokimya Holding AS (a)	1,656,148	2,104,391
Sekerbank TAS (a)	1,478,111	1,430,985
Sinpas Gayrimenkul Yatirim Ortakligi AS	652,056	248,865
TAV Havalimanlari Holding AS	251,867	1,811,192
Tekfen Holding AS	220,748	514,753
Torunlar Gayrimenkul Yatirim Ortakligi AS	300,312	385,786
Turkiye Sinai Kalkinma Bankasi AS	1,125,035	958,256
Ulker Biskuvi Sanayi AS	278,442	1,969,895

		17,492,629

UNITED ARAB EMIRATES — 0.0% (e)
Exillon Energy PLC (a)	117,261	334,047

UNITED STATES — 0.1%
WNS Holdings, Ltd. ADR (a)(b)	522,798	699,060

TOTAL COMMON STOCKS —
(Cost $811,355,306)		717,407,114

RIGHTS — 0.0% (e)
MALAYSIA — 0.0% (e)
KPJ Healthcare Bhd (expiring 01/13/14) (a)	1,385,797	46,472
Malaysia Building Society Bhd (expiring 01/13/14) (a)	798,500	126,766

TOTAL RIGHTS —
(Cost $0)		173,238

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 6.3%
UNITED STATES — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	34,973,417	$34,973,417
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	10,103,323	10,103,323

TOTAL SHORT TERM INVESTMENTS —
(Cost $45,076,740)		45,076,740

TOTAL INVESTMENTS — 106.1%
(Cost $856,432,046)		762,657,092
OTHER ASSETS & LIABILITIES — (6.1)%		(44,173,594)

NET ASSETS — 100.0%		$718,483,498

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	8.2%
Semiconductors & Semiconductor Equipment	5.8
Chemicals	5.2
Food Products	4.9
Commercial Banks	4.3
Electronic Equipment, Instruments & Components	4.1
Metals & Mining	4.1
Construction & Engineering	3.2
Hotels, Restaurants & Leisure	2.9
Pharmaceuticals	2.5
Textiles, Apparel & Luxury Goods	2.5
Household Durables	2.5
Machinery	2.3
Health Care Providers & Services	2.3
Electrical Equipment	2.2
Marine	2.2
Computers & Peripherals	2.2
Auto Components	2.1
Diversified Financial Services	2.0
Industrial Conglomerates	1.8
Oil, Gas & Consumable Fuels	1.7
Capital Markets	1.7
Media	1.7
Software	1.7
Communications Equipment	1.6
Transportation Infrastructure	1.4
Specialty Retail	1.4
Automobiles	1.3
Paper & Forest Products	1.2
Multiline Retail	1.1
Real Estate Investment Trusts	1.1
Electric Utilities	1.1
Food & Staples Retailing	1.0
Diversified Telecommunication Services	1.0
Construction Materials	0.9
Internet Software & Services	0.9
Airlines	0.8
Consumer Finance	0.8
Leisure Equipment & Products	0.8
Health Care Equipment & Supplies	0.7
Beverages	0.7
IT Services	0.6
Thrifts & Mortgage Finance	0.6
Energy Equipment & Services	0.6
Personal Products	0.6
Independent Power Producers & Energy Traders	0.5
Air Freight & Logistics	0.5
Insurance	0.5
Containers & Packaging	0.4
Trading Companies & Distributors	0.4
Tobacco	0.4
Commercial Services & Supplies	0.4
Water Utilities	0.4
Gas Utilities	0.4
Wireless Telecommunication Services	0.3
Biotechnology	0.2
Building Products	0.2
Professional Services	0.2
Internet & Catalog Retail	0.2
Distributors	0.2
Life Sciences Tools & Services	0.1
Household Products	0.1
Diversified Consumer Services	0.1
Road & Rail	0.0 ***
Short Term Investment	6.3
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Forestry Holdings Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Bakrieland Development Tbk PT, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.01% of net assets, Livzon Pharmaceutical, Inc. (Class B), which was Level 2 and part of the Pharmaceuticals Industry, representing 0.11% of net assets, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Hanergy Solar Group, Ltd., which was Level 2 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.22% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets, and China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.2%
Abacus Property Group (a)	323,842	$672,162
Astro Japan Property Group (a)	1,405,451	282,462
BWP Trust	590,005	1,155,987
CFS Retail Property Trust Group (a)	2,917,965	5,077,532
Charter Hall Retail REIT (a)	347,827	1,117,148
Commonwealth Property Office Fund (a)	2,370,848	2,640,742
Dexus Property Group	5,528,016	4,970,366
Goodman Group	1,780,544	7,534,715
GPT Group (a)	1,838,556	5,592,536
Investa Office Fund	723,824	2,026,891
Westfield Group	2,292,559	20,694,964
Westfield Retail Trust	3,528,527	9,375,682

		61,141,187

AUSTRIA — 0.9%
Atrium European Real Estate, Ltd. (b)	205,521	1,183,766
CA Immobilien Anlagen AG (a)(b)	84,521	1,500,078
IMMOFINANZ AG (b)	1,248,304	5,793,296

		8,477,140

BELGIUM — 0.4%
Befimmo SA (a)	20,659	1,436,163
Cofinimmo	18,757	2,319,696

		3,755,859

BRAZIL — 0.4%
BR Malls Participacoes SA	536,926	3,880,296

CANADA — 5.1%
Artis REIT	74,835	1,046,634
Boardwalk REIT	29,938	1,686,390
Brookfield Asset Management, Inc. (Class A) (a)	668,925	25,951,142
Brookfield Office Properties, Inc. (a)(c)	155,202	2,987,182
Brookfield Office Properties, Inc. (a)(c)	141,651	2,726,782
Calloway REIT	76,727	1,816,895
Canadian Apartment Properties REIT	64,546	1,290,920
Canadian REIT	39,271	1,602,996
Chartwell Retirement Residences	98,606	927,128
Crombie Real Estate Investment Trust (b)(c)	31,884	407,404
Crombie Real Estate Investment Trust (c)	30,839	392,998
First Capital Realty, Inc. (a)	112,463	1,874,560
H&R REIT	157,316	3,168,529
RioCan REIT	175,031	4,080,487

		49,960,047

CHINA — 1.1%
Hongkong Land Holdings, Ltd.	1,385,000	8,171,500
Kerry Properties, Ltd.	873,135	3,029,158

		11,200,658

FRANCE — 4.6%
Fonciere Des Regions (a)	52,180	4,511,813
Gecina SA	31,195	4,127,863
Klepierre	116,131	5,390,363
Mercialys SA	64,199	1,349,060
Unibail-Rodamco SE	114,681	29,432,087

		44,811,186

HONG KONG — 3.7%
Champion REIT (a)	3,099,462	1,371,098
Hang Lung Group, Ltd.	1,008,996	5,094,592
Hang Lung Properties, Ltd.	2,690,018	8,499,815
Hysan Development Co., Ltd.	829,731	3,574,143
Prosperity REIT	1,436,000	418,554
The Link REIT	2,723,682	13,207,860
Wheelock & Co., Ltd.	965,016	4,436,927

		36,602,989

ITALY — 0.1%
Beni Stabili SpA (a)	948,778	640,610

JAPAN — 11.0%
Activia Properties, Inc.	267	2,105,923
Aeon Mall Co., Ltd.	133,800	3,756,660
Daibiru Corp.	68,000	832,653
Daiwa Office Investment Corp. (a)	284	1,328,062
Frontier Real Estate Investment Corp. (a)	544	2,691,404
Fukuoka REIT Corp.	132	1,070,016
Global One Real Estate Investment Co., Ltd.	105	714,286
Hankyu REIT, Inc.	109	567,271
Heiwa Real Estate Co., Ltd.	42,200	733,145
Hulic Co., Ltd. (a)	448,400	6,633,956
Japan Excellent, Inc. (a)	1,340	1,571,971
Japan Prime Realty Investment Corp. (a)	890	2,853,623
Japan Real Estate Investment Corp.	1,398	7,501,755
Japan Retail Fund Investment Corp.	2,578	5,253,866
Kenedix Realty Investment Corp.	346	1,644,327
Mitsui Fudosan Co., Ltd.	1,040,000	37,452,072
Mori Hills REIT Investment Corp. (a)	279	1,852,833
Mori Trust Sogo REIT, Inc. (a)	230	1,833,785
Nippon Building Fund, Inc. (a)	1,630	9,491,080
Nomura Real Estate Office Fund, Inc.	448	2,084,316
NTT Urban Development Corp.	126,300	1,452,801
Orix JREIT, Inc.	1,842	2,308,086
Premier Investment Corp.	228	882,889
Tokyu Fudosan Holdings Corp. (b)	610,400	5,749,451
Tokyu REIT, Inc. (a)	217	1,339,927
Top REIT, Inc.	188	883,612
United Urban Investment Corp.	2,795	4,023,438

		108,613,208

NETHERLANDS — 1.0%
Corio NV	116,877	5,246,223
Eurocommercial Properties NV	43,192	1,836,676
VastNed Retail NV	23,154	1,052,388
Wereldhave NV	25,533	2,011,423

		10,146,710

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	887,393	668,288
Goodman Property Trust	1,156,703	937,744
Kiwi Income Property Trust	1,125,693	1,000,622

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Precinct Properties	951,486	$775,289

		3,381,943

PHILIPPINES — 0.7%
Ayala Land, Inc.	6,732,400	3,754,338
SM Prime Holdings, Inc.	8,546,500	2,826,849

		6,581,187

SINGAPORE — 3.7%
Ascendas REIT	2,396,969	4,176,566
Cambridge Industrial Trust	1,322,914	722,961
CapitaCommercial Trust (a)	2,651,682	3,045,255
CapitaLand, Ltd.	2,956,500	7,095,038
CapitaMall Trust	3,048,860	4,600,094
Frasers Commercial Trust (a)	598,412	601,919
Global Logistic Properties, Ltd.	3,587,000	8,210,383
Guocoland, Ltd. (a)	405,999	726,721
Mapletree Logistics Trust	1,742,860	1,456,294
Singapore Land, Ltd. (a)	103,000	685,253
Starhill Global REIT	1,616,524	1,005,046
Suntec REIT (a)	2,679,274	3,267,925
United Industrial Corp., Ltd.	308,000	724,505

		36,317,960

SOUTH AFRICA — 0.8%
Capital Property Fund	1,877,031	1,908,617
Fountainhead Property Trust	1,354,711	957,141
Growthpoint Properties, Ltd.	1,585,214	3,674,806
SA Corporate Real Estate Fund	1,660,247	632,475
Sycom Property Fund	178,204	423,317

		7,596,356

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	178	0

SWEDEN — 1.0%
Castellum AB	203,424	3,170,483
Fabege AB	164,242	1,963,969
Great Portland Estates PLC	408,018	4,047,918
Kungsleden AB	166,025	1,116,725

		10,299,095

SWITZERLAND — 1.0%
PSP Swiss Property AG (b)	45,735	3,882,602
Swiss Prime Site AG (b)	71,737	5,569,731

		9,452,333

THAILAND — 0.2%
Central Pattana PCL	1,574,237	1,964,203

UNITED KINGDOM — 5.9%
Big Yellow Group PLC	146,694	1,161,357
British Land Co. PLC	1,175,602	12,247,193
Capital & Counties Properties PLC	785,829	4,284,631
Derwent London PLC	101,649	4,200,483
Grainger PLC	485,537	1,638,899
Hammerson PLC	838,891	6,974,850
Intu Properties PLC	795,971	4,085,493
Land Securities Group PLC	919,529	14,673,805
Segro PLC	881,208	4,874,729
Shaftesbury PLC	297,333	3,087,708
Workspace Group PLC	128,216	1,121,248

		58,350,396

UNITED STATES — 51.5%
Acadia Realty Trust	64,846	1,610,126
Alexandria Real Estate Equities, Inc.	84,239	5,359,285
American Campus Communities, Inc.	124,513	4,010,564
American Homes 4 Rent (Class A)	53,900	873,180
Apartment Investment & Management Co. (Class A)	173,453	4,494,167
Ashford Hospitality Prime, Inc.	16,379	298,098
Ashford Hospitality Trust, Inc.	81,880	677,966
Associated Estates Realty Corp.	67,134	1,077,501
AvalonBay Communities, Inc.	143,375	16,951,226
BioMed Realty Trust, Inc.	225,687	4,089,448
Boston Properties, Inc.	180,281	18,094,804
Brandywine Realty Trust (a)	185,538	2,614,230
BRE Properties, Inc.	91,689	5,016,305
Camden Property Trust	100,403	5,710,923
CBL & Associates Properties, Inc.	202,464	3,636,253
Cedar Realty Trust, Inc.	70,412	440,779
CommonWealth REIT	132,036	3,077,759
Corporate Office Properties Trust	104,204	2,468,593
Cousins Properties, Inc.	206,355	2,125,457
CubeSmart (a)	151,730	2,418,576
DCT Industrial Trust, Inc.	373,222	2,661,073
DDR Corp. (a)	342,181	5,259,322
DiamondRock Hospitality Co.	230,928	2,667,218
Digital Realty Trust, Inc. (a)	151,143	7,424,144
Douglas Emmett, Inc.	154,067	3,588,220
Duke Realty Corp.	385,730	5,801,379
DuPont Fabros Technology, Inc.	75,454	1,864,468
EastGroup Properties, Inc. (a)	35,733	2,070,013
Education Realty Trust, Inc.	134,478	1,186,096
Equity Lifestyle Properties, Inc.	92,908	3,366,057
Equity One, Inc.	75,281	1,689,306
Equity Residential	395,217	20,499,906
Essex Property Trust, Inc.	44,783	6,426,808
Extra Space Storage, Inc.	129,314	5,447,999
Federal Realty Investment Trust	76,605	7,768,513
FelCor Lodging Trust, Inc. (a)(b)	128,303	1,046,953
First Industrial Realty Trust, Inc.	118,849	2,073,915
First Potomac Realty Trust	69,684	810,425
Forest City Enterprises, Inc. (Class A) (a)(b)	187,190	3,575,329
Franklin Street Properties Corp.	102,188	1,221,147
General Growth Properties, Inc.	633,532	12,714,987
Glimcher Realty Trust	169,131	1,583,066
HCP, Inc.	538,041	19,541,649
Health Care REIT, Inc.	340,370	18,233,621
Healthcare Realty Trust, Inc.	113,221	2,412,740
Hersha Hospitality Trust	232,811	1,296,757
Highwoods Properties, Inc.	106,609	3,856,048
Home Properties, Inc.	66,785	3,581,012
Hospitality Properties Trust	175,888	4,754,253
Host Hotels & Resorts, Inc.	893,668	17,372,906
Inland Real Estate Corp. (a)	97,705	1,027,857
Kilroy Realty Corp.	96,397	4,837,201
Kimco Realty Corp.	482,623	9,531,804
Kite Realty Group Trust	147,157	966,822
LaSalle Hotel Properties	122,655	3,785,133
Liberty Property Trust	172,436	5,840,407
LTC Properties, Inc.	41,617	1,472,826
Mack-Cali Realty Corp.	102,985	2,212,118

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc. (a)	88,560	$5,379,134
Parkway Properties, Inc.	72,160	1,391,966
Pebblebrook Hotel Trust	72,578	2,232,499
Pennsylvania Real Estate Investment Trust	81,142	1,540,075
Piedmont Office Realty Trust, Inc. (Class A)	195,171	3,224,225
Post Properties, Inc.	64,548	2,919,506
ProLogis	588,126	21,731,256
PS Business Parks, Inc.	23,543	1,799,156
Public Storage	170,499	25,663,510
Ramco-Gershenson Properties Trust	79,305	1,248,261
Regency Centers Corp.	109,670	5,077,721
Rouse Properties, Inc. (a)	29,492	654,427
Saul Centers, Inc.	14,542	694,090
Senior Housing Properties Trust (a)	223,582	4,970,228
Simon Property Group, Inc.	366,187	55,719,014
SL Green Realty Corp.	111,788	10,326,975
Sovran Self Storage, Inc.	37,483	2,442,767
Sun Communities, Inc. (a)	40,183	1,713,403
Sunstone Hotel Investors, Inc.	217,924	2,920,182
Tanger Factory Outlet Centers, Inc.	112,085	3,588,962
Taubman Centers, Inc.	74,677	4,773,354
The Macerich Co.	165,528	9,747,944
UDR, Inc.	295,089	6,890,328
Universal Health Realty Income Trust	14,615	585,477
Ventas, Inc.	346,761	19,862,470
Vornado Realty Trust	205,091	18,210,030
Washington Real Estate Investment Trust (a)	78,301	1,829,111
Weingarten Realty Investors	133,212	3,652,673

		507,303,482

TOTAL COMMON STOCKS —
(Cost $950,342,165)		980,476,845

SHORT TERM INVESTMENTS — 4.7%
UNITED STATES — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	35,794,720	35,794,720
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	11,039,845	11,039,845

TOTAL SHORT TERM INVESTMENTS —
(Cost $46,834,565)		46,834,565

TOTAL INVESTMENTS — 104.3%
(Cost $997,176,730)		1,027,311,410
OTHER ASSETS & LIABILITIES — (4.3)%		(42,518,946)

NET ASSETS — 100.0%		$984,792,464

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	26.5%
Real Estate Management & Development	18.8
Specialized REITs	14.3
Office REITs	13.2
Diversified REITs	11.8
Residential REITs	9.4
Industrial REITs	5.2
Diversified Capital Markets	0.4
Short Term Investments	4.7
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd. (a)	15,707	$65,905
Crown Resorts, Ltd.	14,087	212,359
Fairfax Media, Ltd. (a)	66,352	37,992
Tatts Group, Ltd.	40,652	112,745

		429,001

BELGIUM — 0.3%
S.A. D’Ieteren NV	1,384	69,036

CANADA — 4.6%
Canadian Tire Corp., Ltd. (Class A)	1,902	178,099
Gildan Activewear, Inc.	2,309	123,024
Magna International, Inc. (Class A)	3,423	280,605
Shaw Communications, Inc. (Class B) (a)	6,299	153,251
Thomson Reuters Corp. (a)	6,300	238,184
Tim Hortons, Inc.	2,113	123,280

		1,096,443

FINLAND — 0.5%
Nokian Renkaat Oyj (a)	1,689	81,155
Sanoma Oyj	4,295	37,788

		118,943

FRANCE — 9.3%
Accor SA	2,483	117,356
Christian Dior SA	570	107,879
Compagnie Generale des Etablissements Michelin	2,517	267,926
Havas SA	10,352	85,359
Hermes International (a)	295	107,111
Kering	1,066	225,696
Lagardere SCA	1,962	73,050
LVMH Moet Hennessy Louis Vuitton SA	2,781	508,133
Peugeot SA (a)(b)	4,107	53,412
Publicis Groupe SA	1,585	145,261
Renault SA	2,382	191,849
Sodexo	1,773	179,910
Valeo SA	1,425	157,931

		2,220,873

GERMANY — 11.8%
Adidas AG	2,789	356,025
Bayerische Motoren Werke AG	3,962	465,253
Continental AG	813	178,571
Daimler AG	10,123	877,391
Kabel Deutschland Holding AG	457	59,332
Porsche Automobil Holding SE Preference Shares	1,168	121,771
ProSiebenSat.1 Media AG	1,748	86,712
TUI AG (a)(b)	4,124	68,050
Volkswagen AG	558	151,396
Volkswagen AG Preference Shares	1,557	437,997

		2,802,498

HONG KONG — 4.4%
Esprit Holdings, Ltd. (b)	19,382	37,345
Galaxy Entertainment Group, Ltd. (b)	24,000	215,276
Giordano International, Ltd. (a)	120,000	107,251
Li & Fung, Ltd. (a)	94,000	121,232
Sands China, Ltd.	36,800	300,665
Shangri-La Asia, Ltd.	24,500	47,776
SJM Holdings, Ltd.	36,000	120,716
Wynn Macau, Ltd.	23,600	106,986

		1,057,247

ITALY — 1.5%
Fiat SpA (a)(b)	10,951	89,710
Gtech Spa	3,622	110,599
Mediaset SpA (b)	12,388	58,823
Pirelli & C. SpA	5,292	91,735

		350,867

JAPAN — 33.6%
Aisin Seiki Co., Ltd.	3,500	142,191
Aoyama Trading Co., Ltd.	6,000	162,295
Asics Corp.	1,200	20,494
Benesse Holdings, Inc.	2,400	96,475
Bookoff Corp.	2,300	15,187
Bridgestone Corp.	9,500	359,736
Can Do Co., Ltd.	1,200	17,400
Casio Computer Co., Ltd.	5,900	72,245
Denso Corp.	4,700	248,180
Dentsu, Inc.	4,700	192,284
Fast Retailing Co., Ltd.	1,188	490,549
Fuji Corp., Ltd.	4,700	31,570
Fuji Heavy Industries, Ltd.	12,000	344,227
GLOBERIDE, Inc.	12,000	17,811
Gunze, Ltd.	23,000	57,771
Haseko Corp. (b)	2,500	19,029
Honda Motor Co., Ltd.	16,400	675,629
Iida Group Holdings Co., Ltd. (b)	3,600	71,997
Isetan Mitsukoshi Holdings, Ltd.	8,000	113,791
Isuzu Motors, Ltd.	24,000	149,336
Kappa Create Holdings Co., Ltd. (b)	600	11,371
Kyoritsu Maintenance Co., Ltd.	800	28,771
Mazda Motor Corp. (b)	27,000	139,746
Mitsubishi Motors Corp. (b)	4,700	50,486
Namco Bandai Holdings, Inc.	5,900	131,018
Nikon Corp.	5,900	112,774
Nissan Motor Co., Ltd.	23,000	193,445
Nitori Holding Co., Ltd.	50	4,743
Oriental Land Co., Ltd.	1,200	173,198
Panasonic Corp.	20,400	237,568
PARIS MIKI HOLDINGS, Inc.	6,000	27,572
Pioneer Corp. (b)	4,800	10,047
Rakuten, Inc.	9,500	141,363
Resorttrust, Inc.	12,000	219,095
Ringer Hut Co., Ltd.	2,000	28,257
Sanrio Co., Ltd.	800	33,681
Sanyo Housing Nagoya Co., Ltd.	2,500	27,806
Sega Sammy Holdings, Inc.	1,100	28,017
Sekisui Chemical Co., Ltd.	12,000	147,281
Sekisui House, Ltd.	12,000	167,832
Sharp Corp. (b)	12,000	38,133
Shimano, Inc.	2,400	206,194
Sony Corp.	10,700	185,892
Stanley Electric Co., Ltd.	3,600	82,478
Suminoe Textile Co., Ltd.	11,000	30,351
Sumitomo Forestry Co., Ltd.	10,400	121,212
Suzuki Motor Corp.	5,600	150,676
Toyota Industries Corp.	3,200	144,465
Toyota Motor Corp.	28,400	1,734,722
Yamada Denki Co., Ltd.	15,200	49,748

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Yamaha Motor Co., Ltd.	2,400	$36,010

		7,992,149

LUXEMBOURG — 0.6%
SES	4,295	139,257

NETHERLANDS — 1.9%
Reed Elsevier NV	12,266	260,290
Wolters Kluwer NV	6,871	196,411

		456,701

NORWAY — 0.7%
Schibsted ASA	2,656	175,641

SINGAPORE — 0.8%
Genting Singapore PLC (a)	72,000	85,253
Singapore Press Holdings, Ltd. (a)	36,000	117,472

		202,725

SOUTH KOREA — 4.7%
Cheil Communications, Inc. (b)	1,460	38,044
Coway Co., Ltd.	478	30,075
Credu Corp. (b)	266	11,393
Fila Korea, Ltd. (b)	154	11,528
Gwangju Shinsegae Co., Ltd. (b)	49	11,724
Hanil E-Wha Co., Ltd. (b)	1,710	27,626
Hankook Tire Co., Ltd. (b)	1,239	71,263
Hotel Shilla Co., Ltd.	240	15,123
Hyundai Department Store Co., Ltd. (b)	82	12,510
Hyundai Engineering Plastics Co., Ltd. (b)	2,150	12,936
Hyundai Mobis (b)	663	184,385
Hyundai Motor Co.	1,862	417,267
Hyundai Wia Corp. (b)	88	15,843
Kia Motors Corp. (b)	2,695	143,260
LG Electronics, Inc. (a)(b)	799	51,558
Lotte Shopping Co., Ltd. (b)	107	40,961
Mando Corp. (b)	75	8,883
Woongjin Chemical Co., Ltd. (b)	1,652	17,062

		1,121,441

SPAIN — 1.8%
Industria de Diseno Textil SA	2,340	386,284
NH Hoteles SA (b)	6,272	37,033

		423,317

SWEDEN — 2.6%
Electrolux AB	5,833	153,031
Hennes & Mauritz AB (Class B)	10,082	464,966

		617,997

SWITZERLAND — 3.8%
Cie Financiere Richemont SA	5,522	551,362
The Swatch Group AG	522	346,004

		897,366

UNITED KINGDOM — 14.9%
British Sky Broadcasting Group PLC	15,948	222,933
Burberry Group PLC	6,344	159,290
Carnival PLC	3,191	132,180
Compass Group PLC	24,330	390,070
GKN PLC	22,057	136,374
Home Retail Group PLC	17,605	55,955
Informa PLC	12,162	115,522
ITV PLC	51,909	166,790
Kingfisher PLC	42,607	271,474
Marks & Spencer Group PLC	22,852	163,733
Next PLC	3,857	348,154
Ocado Group PLC (b)	4,059	29,687
Pearson PLC	13,592	301,882
Reed Elsevier PLC	16,673	248,256
Thomas Cook Group PLC (b)	10,521	29,135
Tui Travel PLC	18,814	128,725
Whitbread PLC	4,346	269,999
WPP PLC	16,601	379,437

		3,549,596

TOTAL COMMON STOCKS —
(Cost $20,033,079)		23,721,098

SHORT TERM INVESTMENTS — 3.0%
UNITED STATES — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	573,549	573,549
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	133,909	133,909

TOTAL SHORT TERM INVESTMENTS —
(Cost $707,458)		707,458

TOTAL INVESTMENTS — 102.6%
(Cost $20,740,537)		24,428,556
OTHER ASSETS & LIABILITIES — (2.6)%		(618,487)

NET ASSETS — 100.0%		$23,810,069

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	26.9%
Media	14.8
Hotels, Restaurants & Leisure	14.0
Textiles, Apparel & Luxury Goods	11.3
Auto Components	10.6
Specialty Retail	8.6
Household Durables	5.7
Multiline Retail	3.9
Leisure Equipment & Products	2.2
Internet & Catalog Retail	0.9
Diversified Consumer Services	0.4
Distributors	0.3
Short Term Investment	3.0
Other Assets & Liabilities	(2.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.2%
Coca-Cola Amatil, Ltd.	16,053	$172,773
Treasury Wine Estates, Ltd.	20,090	86,632
Wesfarmers, Ltd.	28,984	1,141,980
Woolworths, Ltd.	31,799	962,998

		2,364,383

BELGIUM — 5.7%
Anheuser-Busch InBev NV	20,662	1,982,505
Delhaize Group	2,967	176,618

		2,159,123

CANADA — 2.2%
Alimentation Couche-Tard, Inc. (Class B)	2,233	167,880
Loblaw Cos., Ltd. (a)	6,509	259,625
Metro, Inc., (Class A)	100	6,108
Shoppers Drug Mart Corp. (a)	6,537	358,012
SunOpta, Inc. (a)(b)	3,077	30,801

		822,426

DENMARK — 1.0%
Carlsberg A/S (Class B)	3,540	392,309

FINLAND — 0.4%
Kesko Oyj (Class B)	4,440	163,965

FRANCE — 9.1%
Carrefour SA	13,913	552,328
Casino Guichard-Perrachon SA	2,328	268,723
Danone	14,419	1,039,528
L’Oreal SA	5,637	991,910
Pernod Ricard SA	5,075	579,098

		3,431,587

GERMANY — 3.0%
Beiersdorf AG	3,629	368,242
Henkel AG & Co. KGaA	244	25,432
Henkel AG & Co. KGaA Preference Shares	6,093	707,854
Metro AG	710	34,438

		1,135,966

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	1,358,346	54,307
Vitasoy International Holdings, Ltd.	114,000	175,549

		229,856

IRELAND — 0.7%
Glanbia PLC	949	14,724
Greencore Group PLC	6,309	23,302
Kerry Group PLC (Class A)	3,400	236,594

		274,620

JAPAN — 14.3%
Aeon Co., Ltd.	20,805	282,072
Ajinomoto Co., Inc.	18,728	271,196
Asahi Breweries, Ltd.	16,982	478,899
Calbee, Inc.	2,000	48,618
Euglena Co., Ltd. (b)	1,900	25,633
FamilyMart Co., Ltd.	1,800	82,289
Fuji Oil Co., Ltd.	1,400	20,873
Fujicco Co., Ltd.	4,000	45,364
Hokuto Corp.	1,500	28,186
Japan Tobacco, Inc.	24,278	789,979
Kao Corp.	16,508	519,875
Kewpie Corp.	3,700	51,431
KEY Coffee, Inc.	3,300	49,702
Kikkoman Corp.	4,000	75,582
Kirin Holdings Co., Ltd.	18,675	268,829
Lawson, Inc.	3,724	278,844
Lion Corp.	18,000	100,528
MEIJI Holdings Co., Ltd.	1,800	115,770
Nichirei Corp.	34,388	175,367
Nippon Meat Packers, Inc.	3,000	51,549
Oenon Holdings, Inc.	37,351	86,710
Pigeon Corp.	500	24,261
Seven & I Holdings Co., Ltd.	18,675	742,700
Shiseido Co., Ltd.	15,193	244,435
Suntory Beverage & Food Ltd.	200	6,384
Takara Holdings, Inc.	2,000	18,648
Toyo Suisan Kaisha, Ltd.	2,000	60,130
Unicharm Corp.	3,700	211,217
UNY Group Holdings Co., Ltd.	15,000	91,908
Yakult Honsha Co., Ltd.	2,768	139,842
Yamazaki Baking Co., Ltd.	3,000	30,798

		5,417,619

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,127	34,656

NETHERLANDS — 7.2%
Heineken NV	6,247	422,483
Koninklijke Ahold NV	31,710	570,217
Unilever NV	42,918	1,731,290

		2,723,990

NORWAY — 0.4%
Marine Harvest (a)	113,502	138,163

SINGAPORE — 1.0%
Golden Agri-Resources, Ltd.	247,075	106,650
Olam International, Ltd. (a)	58,590	71,230
Wilmar International, Ltd. (a)	76,000	205,861

		383,741

SOUTH KOREA — 2.3%
Able C&C Co., Ltd. (b)	272	7,809
Amorepacific Corp. (b)	41	38,850
AMOREPACIFIC Group (b)	37	16,303
Binggrae Co., Ltd. (b)	180	16,561
CJ CheilJedang Corp. (b)	141	37,009
Crown Confectionery Co., Ltd. (b)	100	25,963
Dae Han Flour Mills Co., Ltd. (b)	180	26,181
Daesang Corp. (b)	880	32,020
Dongsuh Co., Inc.	1,792	28,611
Dongwon Industries Co., Ltd. (b)	72	21,593
E-Mart Co., Ltd. (b)	378	95,454
KT&G Corp.	2,611	184,317
LG Household & Health Care, Ltd.	194	100,736
Lotte Confectionery Co., Ltd. (b)	16	28,987
Lotte Samkang Co., Ltd. (b)	49	34,637
Maeil Dairy Industry Co., Ltd. (b)	658	27,932
Namyang Dairy Products Co., Ltd. (b)	18	16,033
NongShim Co., Ltd.	68	16,173
ORION Corp. (b)	77	69,240
Ottogi Corp. (b)	85	32,056

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Sajo Industries Co., Ltd. (b)	360	$9,927

		866,392

SPAIN — 0.6%
Ebro Puleva SA	9,843	231,048

SWEDEN — 1.1%
Svenska Cellulosa AB	794	24,478
Svenska Cellulosa AB (Class B)	6,455	198,999
Swedish Match AB	6,028	194,000

		417,477

SWITZERLAND — 15.7%
Coca-Cola HBC AG (b)	2,642	77,102
Lindt & Spruengli AG	76	343,617
Nestle SA	75,001	5,506,904

		5,927,623

UNITED KINGDOM — 28.1%
British American Tobacco PLC	44,591	2,391,386
Diageo PLC	60,141	1,992,169
Imperial Tobacco Group PLC	23,060	892,955
J Sainsbury PLC	41,515	250,971
Reckitt Benckiser Group PLC	16,123	1,279,908
SABMiller PLC	20,172	1,036,040
Tate & Lyle PLC	18,083	242,295
Tesco PLC	185,734	1,028,533
Unilever PLC	30,852	1,268,267
William Morrison Supermarkets PLC	63,079	272,679

		10,655,203

TOTAL COMMON STOCKS —
(Cost $33,028,160)		37,770,147

SHORT TERM INVESTMENTS — 1.9%
UNITED STATES — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	578,715	578,715
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	145,103	145,103

TOTAL SHORT TERM INVESTMENTS —
(Cost $723,818)		723,818

TOTAL INVESTMENTS — 101.6%
(Cost $33,751,978)		38,493,965
OTHER ASSETS & LIABILITIES — (1.6)%		(620,365)

NET ASSETS — 100.0%		$37,873,600

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	34.2%
Food & Staples Retailing	20.7
Beverages	19.9
Tobacco	11.8
Household Products	7.2
Personal Products	5.9
Short Term Investment	1.9
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.8%
Aurora Oil & Gas, Ltd. (a)	2,951	$7,973
Karoon Gas Australia, Ltd. (a)	1,552	6,026
Origin Energy, Ltd.	11,143	140,265
Paladin Energy, Ltd. (a)(b)	8,689	3,615
Santos, Ltd.	13,031	170,559
Whitehaven Coal, Ltd. (a)(b)	3,661	6,256
Woodside Petroleum, Ltd.	6,658	231,711
WorleyParsons, Ltd.	3,589	53,301

		619,706

AUSTRIA — 0.6%
OMV AG	1,777	85,187

BERMUDA — 0.9%
Seadrill, Ltd.	2,997	122,313

CANADA — 27.3%
AltaGas, Ltd. (b)	1,100	42,209
ARC Resources, Ltd. (b)	2,663	74,113
Athabasca Oil Corp. (a)(b)	5,296	32,299
Baytex Energy Corp. (b)	1,082	42,404
Bonavista Energy Corp. (b)	3,094	40,535
Cameco Corp. (b)	5,263	109,173
Canadian Natural Resources, Ltd. (b)	10,705	362,106
Canadian Oil Sands, Ltd.	4,433	83,361
Cenovus Energy, Inc. (b)	7,693	220,110
Crescent Point Energy Corp. (b)	3,224	125,167
Enbridge, Inc.	8,081	352,978
EnCana Corp. (b)	9,193	165,950
Enerplus Corp. (b)	2,925	53,132
Gran Tierra Energy, Inc. (a)	2,178	15,887
Husky Energy, Inc.	3,316	105,176
Imperial Oil, Ltd. (b)	2,370	104,927
Keyera Corp. (b)	556	33,454
Lightstream Resources, Ltd. (b)	1,506	8,334
MEG Energy Corp. (a)	1,180	33,995
Niko Resources, Ltd. (a)(b)	989	2,364
Pacific Rubiales Energy Corp.	2,802	48,366
Paramount Resources, Ltd. (Class A) (a)	334	12,222
Pembina Pipeline Corp. (b)	2,671	94,070
Pengrowth Energy Corp. (b)	4,675	28,908
Penn West Petroleum, Ltd. (b)	3,510	29,344
Peyto Exploration & Development Corp. (b)	1,224	37,452
Precision Drilling Corp.	5,345	50,004
ShawCor, Ltd. (Class A)	556	22,230
Suncor Energy, Inc.	15,491	542,950
Talisman Energy, Inc. (b)	10,032	116,607
Tourmaline Oil Corp. (a)(b)	1,180	49,643
TransCanada Corp. (b)	7,735	353,371
Trican Well Service, Ltd.	2,561	31,286
Trilogy Energy Corp. (b)	445	11,560
Vermilion Energy, Inc. (b)	1,819	106,743

		3,542,430

FINLAND — 0.2%
Neste Oil Oyj (b)	1,429	28,296

FRANCE — 11.8%
Bourbon SA (b)	1,064	29,323
CGG (a)	2,345	40,650
Technip SA	1,116	107,430
Total SA	22,049	1,352,928

		1,530,331

ITALY — 5.2%
ENI SpA	24,928	600,773
Saipem SpA	2,695	57,783
Saras SpA (a)	10,972	12,564

		671,120

JAPAN — 2.8%
Cosmo Oil Co., Ltd. (a)	4,000	7,650
Idemitsu Kosan Co., Ltd.	1,200	27,321
Inpex Corp.	8,800	112,862
Japan Petroleum Exploration Co.	200	7,583
JX Holdings, Inc.	31,197	160,578
Showa Shell Sekiyu K.K.	1,700	17,274
TonenGeneral Sekiyu K.K.	3,000	27,544

		360,812

LUXEMBOURG — 1.2%
Subsea 7 SA	2,887	55,248
Tenaris SA	4,668	102,144

		157,392

NETHERLANDS — 1.1%
Fugro NV	535	31,932
Koninklijke Vopak NV	609	35,682
SBM Offshore NV (a)	3,712	75,701

		143,315

NORWAY — 3.1%
Aker Solutions ASA	3,279	58,588
DNO International ASA (a)	6,030	24,053
Golar LNG, Ltd. (b)	289	10,488
Kvaerner ASA	5,505	10,435
Petroleum Geo-Services ASA	2,997	35,296
StatoilHydro ASA	10,226	247,776
TGS Nopec Geophysical Co. ASA (b)	594	15,744

		402,380

PAPUA NEW GUINEA — 0.9%
Oil Search, Ltd.	15,433	111,976

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,450	40,225

SINGAPORE — 0.1%
Ezion Holdings, Ltd.	8,400	14,770

SOUTH KOREA — 1.1%
GS Holdings (a)	473	25,682
Hankook Shell Oil Co., Ltd.	39	17,313
S-Oil Corp.	381	26,715
SK Innovation Co., Ltd. (a)	504	67,576

		137,286

SPAIN — 1.7%
Repsol YPF SA	8,823	222,728

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,783	34,813

UNITED KINGDOM — 36.1%
Afren PLC (a)	10,039	28,133
AMEC PLC	5,166	93,091
BG Group PLC	31,239	671,321
BP PLC	180,419	1,458,385

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cairn Energy PLC (a)	7,495	$33,492
John Wood Group PLC	1,500	17,043
Ophir Energy PLC (a)	3,989	21,657
Petrofac, Ltd.	1,366	27,692
Premier Oil PLC	5,737	29,798
Royal Dutch Shell PLC (Class A)	36,423	1,304,842
Royal Dutch Shell PLC (Class B)	22,766	859,700
Tullow Oil PLC	9,843	139,386

		4,684,540

TOTAL COMMON STOCKS —
(Cost $13,953,814)		12,909,620

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol SA (expiring 1/9/14) (a)(b) (Cost $5,753)	8,823	6,030

SHORT TERM INVESTMENTS — 10.0%
UNITED STATES — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,192,702	1,192,702
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	109,379	109,379

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,302,081)		1,302,081

TOTAL INVESTMENTS — 109.6%
(Cost $15,261,648)		14,217,731
OTHER ASSETS & LIABILITIES — (9.6)%		(1,246,295)

NET ASSETS — 100.0%		$12,971,436

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	91.7%
Energy Equipment & Services	7.9
Short Term Investment	10.0
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 11.9%
AMP, Ltd.	4,890	$19,205
ASX, Ltd.	631	20,752
Australia & New Zealand Banking Group, Ltd.	5,767	166,289
Commonwealth Bank of Australia	2,976	207,141
Macquarie Group, Ltd.	1,197	58,854
National Australia Bank, Ltd.	4,414	137,543
QBE Insurance Group, Ltd.	3,017	31,067
Stockland (a)	13,669	44,147
Sydney Airport	1,268	4,311
Westfield Group	6,656	60,084
Westfield Retail Trust	4,406	11,707
Westpac Banking Corp.	5,989	173,494

		934,594

AUSTRIA — 0.7%
Erste Group Bank AG	858	29,947
Sparkassen Immobilien AG (b)	3,855	28,101

		58,048

BELGIUM — 0.6%
Ageas	623	26,569
Dexia SA (b)	4,264	235
Groupe Bruxelles Lambert SA	190	17,471

		44,275

BERMUDA — 0.6%
Lancashire Holdings, Ltd.	3,671	49,310

CANADA — 12.7%
Bank of Montreal	1,465	97,634
Bank of Nova Scotia	2,181	136,361
Brookfield Asset Management, Inc. (Class A)	2,057	79,802
Canadian Imperial Bank of Commerce (a)	677	57,805
IGM Financial, Inc. (a)	1,047	55,272
Manulife Financial Corp.	4,141	81,690
National Bank of Canada	691	57,485
Power Corp. of Canada (a)	689	20,718
Royal Bank of Canada (a)	2,880	193,563
Sun Life Financial, Inc. (a)	1,815	64,093
The Toronto-Dominion Bank	1,632	153,769

		998,192

DENMARK — 1.1%
Danske Bank A/S (b)	2,482	57,029
Sydbank A/S (b)	1,039	27,634

		84,663

FINLAND — 1.4%
Pohjola Bank PLC	3,004	60,517
Technopolis Oyj	8,665	51,939

		112,456

FRANCE — 5.7%
AXA SA	4,266	118,801
BNP Paribas	2,287	178,525
Credit Agricole SA (b)	2,407	30,862
Societe Generale	1,180	68,649
Unibail-Rodamco SE	213	54,665

		451,502

GERMANY — 5.5%
Allianz SE	989	177,640
Commerzbank AG (b)	613	9,891
Deutsche Bank AG	1,919	91,691
Deutsche Beteiligungs AG	1,457	41,659
Deutsche Boerse AG	225	18,664
Muenchener Rueckversicherungs- Gesellschaft AG	434	95,775

		435,320

HONG KONG — 5.4%
AIA Group, Ltd.	9,600	48,162
Bank of East Asia, Ltd.	11,803	50,005
Cheung Kong Holdings, Ltd.	4,967	78,409
Hang Lung Properties, Ltd.	7,922	25,032
Hong Kong Exchanges and Clearing, Ltd.	2,361	39,371
New World Development Co., Ltd. (a)	21,201	26,769
Sun Hung Kai Properties, Ltd. (a)	6,441	81,699
The Link REIT	4,033	19,557
Wharf Holdings, Ltd.	6,933	53,023

		422,027

ITALY — 2.8%
Assicurazioni Generali SpA	2,911	68,592
Banca Monte dei Paschi di Siena SpA (a)(b)	18,708	4,521
Banca Popolare dell’Etruria e del Lazio (b)	1,136	805
Banco Popolare Societa Cooperativa (b)	6,015	11,554
Intesa Sanpaolo SpA	16,899	41,775
UBI Banca ScPA	2,871	19,527
UniCredit SpA	9,917	73,518

		220,292

JAPAN — 15.1%
Chuo Mitsui Trust Holdings, Inc.	12,933	68,169
Daiwa Securities Group, Inc.	6,900	68,931
Mitsubishi Estate Co., Ltd.	5,000	149,612
Mitsubishi UFJ Financial Group, Inc.	25,049	165,397
Mizuho Financial Group, Inc.	36,225	78,581
MS&AD Insurance Group Holdings, Inc.	1,486	39,898
NKSJ Holdings, Inc.	1,300	36,166
Nomura Holdings, Inc.	9,796	75,401
ORIX Corp.	3,400	59,748
Resona Holdings, Inc.	3,656	18,644
Sumitomo Mitsui Financial Group, Inc.	2,869	147,947
T&D Holdings, Inc.	2,900	40,532
The Bank of Yokohama, Ltd.	5,000	27,877
The Dai-ichi Life Insurance Co., Ltd.	2,000	33,433
The Shizuoka Bank, Ltd.	5,000	53,375
Tokai Tokyo Financial Holdings, Inc.	5,422	52,412
Tokio Marine Holdings, Inc.	2,179	72,872

		1,188,995

NETHERLANDS — 1.7%
Aegon NV	4,075	38,531
ING Groep NV (b)	6,988	97,254

		135,785

NEW ZEALAND — 0.6%
Precinct Properties	60,245	49,089

NORWAY — 0.5%
SpareBank 1 SR Bank ASA	3,615	35,901

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (b)	8,326	$120

SINGAPORE — 2.3%
CapitaLand, Ltd.	7,922	19,011
Hong Leong Finance, Ltd.	13,867	30,203
Oversea-Chinese Banking Corp., Ltd.	5,366	43,350
United Overseas Bank, Ltd.	5,355	90,084

		182,648

SOUTH KOREA — 0.8%
KB Financial Group, Inc. ADR	673	27,263
Shinhan Financial Group Co., Ltd. ADR	837	38,251

		65,514

SPAIN — 4.6%
Banco Bilbao Vizcaya Argentaria SA	10,460	128,971
Banco de Sabadell SA	12,393	32,378
Banco Popular Espanol SA (b)	3,408	20,592
Banco Santander SA	18,303	164,085
Bolsas y Mercados Espanoles (a)	410	15,627

		361,653

SWEDEN — 4.0%
Investor AB	1,074	37,006
Kinnevik Investment AB (Class B)	630	29,221
Nordea Bank AB	7,067	95,344
Skandinaviska Enskilda Banken AB (Class A)	5,549	73,266
Svenska Handelsbanken AB (Class A)	1,560	76,754

		311,591

SWITZERLAND — 6.1%
Credit Suisse Group AG (b)	2,592	79,478
GAM Holding AG (b)	858	16,738
Julius Baer Group, Ltd. (b)	775	37,332
Swiss Re AG (b)	1,105	101,946
UBS AG (b)	7,065	134,413
Valiant Holding AG	49	4,399
Zurich Insurance Group AG (b)	354	102,894

		477,200

UNITED KINGDOM — 15.0%
Aviva PLC	7,353	54,766
Barclays PLC	27,667	124,617
British Land Co. PLC	3,956	41,213
HSBC Holdings PLC	33,745	370,216
Land Securities Group PLC	3,514	56,076
Lloyds Banking Group PLC (b)	79,238	103,521
Man Group PLC	5,881	8,279
Old Mutual PLC	9,649	30,220
Provident Financial PLC	1,586	42,660
Prudential PLC	6,113	135,670
Resolution, Ltd.	3,785	22,192
Royal Bank of Scotland Group PLC (b)	4,152	23,250
RSA Insurance Group PLC	19,824	30,010
Standard Chartered PLC	3,581	80,662
Standard Life PLC	9,967	59,362

		1,182,714

TOTAL COMMON STOCKS —
(Cost $7,893,139)		7,801,889

SHORT TERM INVESTMENTS — 5.1%
UNITED STATES — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	200,880	200,880
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	200,787	200,787

TOTAL SHORT TERM INVESTMENTS —
(Cost $401,667)		401,667

TOTAL INVESTMENTS — 104.2%
(Cost $8,294,806)		8,203,556
OTHER ASSETS & LIABILITIES — (4.2)%		(327,326)

NET ASSETS — 100.0%		$7,876,230

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	51.7%
Insurance	20.4
Capital Markets	9.1
Real Estate Management & Development	8.0
Diversified Financial Services	5.1
Real Estate Investment Trusts	3.8
Consumer Finance	0.9
Transportation Infrastructure	0.1
Short Term Investment	5.1
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 4.0%
Ansell, Ltd. (a)	5,261	$97,288
Cochlear, Ltd. (a)	2,921	153,974
CSL, Ltd.	22,236	1,371,851
Mesoblast, Ltd. (a)(b)	7,111	37,217
Primary Health Care, Ltd. (a)	18,614	82,432
Ramsay Health Care, Ltd.	8,590	332,455
Sonic Healthcare, Ltd.	22,993	341,062

		2,416,279

BELGIUM — 0.8%
ThromboGenics NV (a)(b)	2,485	68,998
UCB SA	5,854	436,721

		505,719

CANADA — 3.4%
Catamaran Corp. (b)	9,597	455,688
Valeant Pharmaceuticals International, Inc. (b)	13,597	1,594,784

		2,050,472

DENMARK — 6.9%
Coloplast A/S (Class B)	6,512	431,800
Genmab A/S (b)	1,642	64,296
GN Store Nord A/S	8,869	218,199
H. Lundbeck A/S	7,083	179,230
Novo Nordisk A/S (Class B)	14,021	2,574,181
Novozymes A/S (Class B)	12,159	514,064
William Demant Holding (a)(b)	1,770	172,289

		4,154,059

FINLAND — 0.4%
Orion Oyj (Class A)	1,926	54,007
Orion Oyj (Class B)	6,147	172,963

		226,970

FRANCE — 9.2%
bioMerieux	993	104,361
Essilor International SA	10,026	1,067,648
Orpea	1,312	76,364
Sanofi	39,849	4,234,652
Virbac SA	207	44,297

		5,527,322

GERMANY — 11.2%
Bayer AG	26,538	3,728,110
Celesio AG	5,243	166,165
Fresenius Medical Care AG & Co. KGaA	9,686	690,431
Fresenius SE	6,055	931,133
Gerresheimer AG	3,005	210,474
Merck KGaA	3,728	669,094
Rhoen-Klinikum AG	5,653	165,567
Stada Arzneimittel AG	4,420	218,802

		6,779,776

IRELAND — 0.5%
Perrigo Co. PLC	1,784	273,773
UDG Healthcare PLC (c)	516	2,769
UDG Healthcare PLC (c)	6,474	34,741

		311,283

ISRAEL — 3.1%
Teva Pharmaceutical Industries, Ltd.	47,051	1,881,498

ITALY — 0.3%
DiaSorin SpA	1,204	56,557
Recordati SpA	4,674	67,368
Sorin SpA (b)	14,681	41,956

		165,881

JAPAN — 14.6%
Alfresa Holdings Corp.	2,500	124,162
Astellas Pharma, Inc.	20,400	1,209,191
Chugai Pharmaceutical Co., Ltd.	10,025	221,760
Daiichi Sankyo Co., Ltd.	32,700	598,279
Dainippon Sumitomo Pharma Co., Ltd.	7,900	123,643
Eisai Co., Ltd.	13,300	515,651
Hisamitsu Pharmaceutical Co., Inc.	3,300	166,405
Kaken Pharmaceutical Co., Ltd.	4,000	60,130
Kissei Pharmaceutical Co., Ltd.	1,700	41,859
KYORIN Holdings, Inc.	2,800	60,020
Kyowa Hakko Kirin Co., Ltd.	18,422	203,141
M3, Inc.	27	67,689
Medipal Holdings Corp.	11,500	151,867
Miraca Holdings, Inc.	2,700	127,415
Mitsubishi Tanabe Pharma Corp.	11,100	154,822
Nichi-iko Pharmaceutical Co., Ltd.	2,600	40,148
Nihon Kohden Corp.	2,300	80,310
Nippon Shinyaku Co., Ltd.	2,000	38,990
Nipro Corp.	4,300	38,907
Olympus Corp. (b)	12,800	405,537
Ono Pharmaceutical Co., Ltd.	5,100	446,896
Otsuka Holdings Co., Ltd.	23,900	691,271
Rohto Pharmaceutical Co., Ltd.	4,000	61,082
Santen Pharmaceutical Co., Ltd.	3,300	154,003
Sawai Pharmaceutical Co., Ltd.	1,200	77,637
Shionogi & Co., Ltd.	14,100	305,866
Ship Healthcare Holdings, Inc.	2,000	77,732
Suzuken Co., Ltd.	4,200	136,064
Sysmex Corp.	4,000	236,335
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	165,092
Takara Bio, Inc.	1,700	35,211
Takeda Pharmaceutical Co., Ltd.	31,600	1,450,645
Terumo Corp.	8,200	395,547
Toho Holdings Co., Ltd.	2,900	46,547
Tsumura & Co.	3,500	92,841

		8,802,695

LUXEMBOURG — 0.2%
Eurofins Scientific	353	95,581

NETHERLANDS — 0.5%
QIAGEN NV (b)	13,884	323,991

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	49,199	155,899
Ryman Healthcare, Ltd. (a)	18,233	117,802

		273,701

NORWAY — 0.2%
Algeta ASA (b)	2,012	118,992

SINGAPORE — 0.1%
Biosensors International Group, Ltd. (a)	59,000	39,019

SPAIN — 1.0%
Grifols SA	10,731	514,063
Grifols SA (Class B)	2,019	72,014

		586,077

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

SWEDEN — 1.5%
Elekta AB (Class B) (a)	20,572	$315,022
Getinge AB (Class B)	10,494	359,462
Meda AB (Class A)	15,918	202,240

		876,724

SWITZERLAND — 25.2%
Actelion, Ltd. (b)	5,212	441,586
Galenica AG	292	294,840
Lonza Group AG (b)	3,005	285,853
Nobel Biocare Holding AG (b)	7,699	120,331
Novartis AG	85,670	6,858,609
Roche Holding AG (c)	1,596	443,976
Roche Holding AG (c)	22,391	6,274,062
Sonova Holding AG (b)	2,283	308,045
Straumann Holding AG	643	120,596
Tecan Group AG	487	57,771

		15,205,669

UNITED KINGDOM — 15.9%
AstraZeneca PLC	50,542	2,992,219
BTG PLC (b)	15,019	142,908
Dechra Pharmaceuticals PLC	3,973	46,226
Genus PLC	7,080	152,089
GlaxoSmithKline PLC	154,855	4,133,150
Hikma Pharmaceuticals PLC	6,690	133,074
Shire PLC	27,336	1,291,249
Smith & Nephew PLC	46,495	663,033
Synergy Health PLC	2,661	53,020

		9,606,968

TOTAL COMMON STOCKS —
(Cost $49,418,914)		59,948,676

RIGHTS — 0.0% (d)
JAPAN — 0.0% (d)
Nichi-iko Pharmaceutical Co., Ltd. (expiring 1/24/14) (b) (Cost $13,934)	2,600	11,626

SHORT TERM INVESTMENTS — 1.2%
UNITED STATES — 1.2%
MONEY MARKET FUNDS — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	525,831	525,831
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	165,948	165,948

TOTAL SHORT TERM INVESTMENTS —
(Cost $691,779)		691,779

TOTAL INVESTMENTS — 100.6%
(Cost $50,124,627)		60,652,081
OTHER ASSETS & LIABILITIES — (0.6)%		(368,223)

NET ASSETS — 100.0%		$60,283,858

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	76.0%
Health Care Equipment & Supplies	9.5
Health Care Providers & Services	6.9
Biotechnology	6.1
Chemicals	0.5
Life Sciences Tools & Services	0.3
Health Care Technology	0.1
Short Term Investment	1.2
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 2.9%
Bradken, Ltd. (a)	7,055	$38,060
Brambles, Ltd.	16,146	132,172
GWA International, Ltd.	24,034	65,366
Leighton Holdings, Ltd. (a)	3,774	54,394
Qantas Airways, Ltd. (b)	33,846	33,157
Recall Holdings, Ltd. (b)	2,823	10,254
Seek, Ltd.	8,012	96,122
Toll Holdings, Ltd. (a)	18,392	93,461
Transurban Group (a)	35,596	217,826

		740,812

AUSTRIA — 0.4%
Andritz AG	759	47,681
Zumtobel AG	3,395	53,097

		100,778

CANADA — 4.7%
Bombardier, Inc. (Class B) (a)	20,067	87,067
CAE, Inc.	9,494	120,719
Canadian National Railway Co.	9,122	519,932
Canadian Pacific Railway, Ltd.	1,633	246,910
SNC-Lavalin Group, Inc.	2,886	129,809
Toromont Industries, Ltd.	3,580	89,795

		1,194,232

DENMARK — 1.6%
A P Moller — Maersk A/S	17	184,786
FLSmidth & Co. A/S	1,107	60,543
NKT Holding A/S	1,550	76,611
Vestas Wind Systems A/S (b)	3,236	95,751

		417,691

FINLAND — 2.3%
Caverion Corp. (b)	3,358	41,182
Kone Oyj (Class B) (a)	5,071	229,193
Metso Oyj (a)	2,604	111,305
Wartsila Oyj	3,010	148,360
YIT Oyj (a)	3,778	52,892

		582,932

FRANCE — 7.7%
Air France-KLM (a)(b)	5,480	57,283
Alstom SA	2,898	105,722
Bouygues SA	2,490	94,081
Bureau Veritas SA	2,239	65,546
Compagnie de Saint-Gobain	4,660	256,689
Eiffage SA	1,196	68,970
Legrand SA	2,550	140,762
Safran SA	2,202	153,260
Schneider Electric SA	5,692	497,264
Vallourec SA	1,522	83,051
Vinci SA	6,400	420,837

		1,943,465

GERMANY — 9.3%
Brenntag AG	533	98,967
Deutsche Lufthansa AG (b)	6,467	137,411
Deutsche Post AG	10,036	366,471
GEA Group AG	3,515	167,585
Hochtief AG	956	81,753
Kloeckner & Co. SE (b)	2,980	40,866
MAN SE	1,434	176,356
OSRAM Licht AG (b)	764	43,163
Pfeiffer Vacuum Technology AG	536	73,068
SGL Carbon AG	1,031	40,879
Siemens AG	8,357	1,143,376

		2,369,895

GREECE — 0.2%
DryShips, Inc. (b)	11,543	54,252

HONG KONG — 3.2%
Cathay Pacific Airways, Ltd.	33,000	69,799
Hopewell Highway Infrastructure, Ltd. (a)	263,500	125,399
Hutchison Whampoa, Ltd.	30,000	407,803
MTR Corp., Ltd.	15,000	56,779
Noble Group, Ltd.	79,951	67,755
Pacific Basin Shipping, Ltd.	113,000	80,883

		808,418

IRELAND — 0.4%
DCC PLC	1,868	91,857

ITALY — 0.9%
Ansaldo STS SpA	5,671	61,343
Atlantia SpA (a)	3,344	75,154
Autostrada Torino-Milano SpA	3,628	57,491
Finmeccanica SpA (b)	6,004	45,544

		239,532

JAPAN — 29.1%
Asahi Glass Co., Ltd.	16,000	99,558
Central Japan Railway Co.	1,900	223,795
Dai Nippon Printing Co., Ltd.	12,000	127,416
Daikin Industries, Ltd.	2,900	180,724
East Japan Railway Co.	4,400	350,811
FANUC Corp.	1,800	329,670
Furukawa Electric Co., Ltd.	18,000	45,212
Futaba Corp.	3,400	44,415
Hankyu Hanshin Holdings, Inc.	18,000	97,274
IHI Corp.	45,000	194,377
ITOCHU Corp.	19,000	234,822
JGC Corp.	2,000	78,493
Kajima Corp.	28,000	105,228
Kamigumi Co., Ltd.	13,000	119,233
Kawasaki Heavy Industries, Ltd.	34,000	142,657
Kawasaki Kisen Kaisha, Ltd.	23,000	58,209
Keikyu Corp.	4,000	32,996
Kintetsu Corp.	18,000	63,194
Kitano Construction Corp.	32,000	74,288
Kokuyo Co., Ltd.	13,000	95,362
Komatsu, Ltd.	11,100	225,686
Kubota Corp.	15,000	248,180
LIXIL Group Corp.	3,200	87,775
Makita Corp.	1,600	84,030
Marubeni Corp.	18,000	129,471
MISUMI Group, Inc.	4,800	150,935
Mitsubishi Corp.	16,200	310,883
Mitsubishi Electric Corp.	20,000	251,177
Mitsubishi Heavy Industries, Ltd.	46,000	284,915
Mitsui & Co., Ltd.	18,300	255,074
Mitsui OSK Lines, Ltd.	12,000	54,117
Nidec Corp.	1,300	127,396
Nippon Express Co., Ltd.	16,000	77,484
Nippon Sheet Glass Co., Ltd. (b)	9,000	11,731
Nippon Yusen K.K.	20,000	63,936

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

NSK, Ltd.	4,000	$49,779
Odakyu Electric Railway Co., Ltd.	12,000	108,577
Park24 Co., Ltd.	2,300	43,394
Secom Co., Ltd.	4,600	277,475
SMC Corp.	500	126,064
Sojitz Corp.	43,200	76,860
Sumitomo Corp.	15,900	199,837
Sumitomo Electric Industries, Ltd.	11,300	188,575
Sumitomo Heavy Industries, Ltd.	16,000	73,679
Taisei Corp.	12,000	54,574
THK Co., Ltd.	3,600	89,876
Tobu Railway Co., Ltd.	17,000	82,489
Tokyu Corp.	30,000	194,377
Toppan Printing Co., Ltd.	13,000	104,020
Toshiba Corp.	45,000	189,239
TOTO, Ltd.	3,000	47,581
Toyota Tsusho Corp.	2,400	59,438
West Japan Railway Co.	3,000	130,156
Yamato Holdings Co., Ltd.	11,000	222,501

		7,379,015

NETHERLANDS — 5.2%
Aalberts Industries NV	997	31,838
CNH Industrial NV (b)	4,805	54,855
European Aeronautic Defence and Space Co. NV	5,926	455,729
Koninklijke BAM Groep NV	6,135	31,981
Koninklijke Philips NV	12,663	464,928
Koninklijke Vopak NV	685	40,135
PostNL NV (b)	7,214	41,253
Randstad Holding NV	2,458	159,697
TNT Express NV	4,219	39,230

		1,319,646

NORWAY — 0.3%
Orkla ASA	9,238	72,054

SINGAPORE — 2.4%
Jardine Matheson Holdings, Ltd. (a)	2,438	127,532
Jardine Strategic Holdings, Ltd. (a)	1,502	48,064
K-Green Trust	109,800	90,877
Keppel Corp., Ltd. (a)	30,200	267,652
Keppel REIT	136	128
Neptune Orient Lines, Ltd. (a)(b)	65,750	58,584
Singapore Airlines, Ltd. (a)	3,000	24,735

		617,572

SOUTH KOREA — 2.9%
Daelim Industrial Co., Ltd. (b)	556	49,576
GS Engineering & Construction Corp. (b)	773	22,340
Hyundai Engineering & Construction Co., Ltd. (b)	1,458	83,859
Hyundai Heavy Industries Co., Ltd. (b)	702	170,952
LG Corp. (b)	1,859	112,736
Samsung C&T Corp.	2,097	120,413
Samsung Engineering Co., Ltd. (b)	472	29,518
Samsung Heavy Industries Co., Ltd.	2,340	84,367
SK Holdings Co., Ltd. (b)	413	74,746

		748,507

SPAIN — 1.7%
Abertis Infraestructuras SA (a)	4,951	110,179
ACS, Actividades de Construccion y Servicios SA	3,630	125,149
Ferrovial SA	4,153	80,489
International Consolidated Airlines Group SA (b)	16,331	108,571

		424,388

SWEDEN — 6.4%
Alfa Laval AB	7,273	186,847
Assa Abloy AB (Class B)	3,187	168,614
Atlas Copco AB	6,655	184,752
Atlas Copco AB (Class B)	4,016	102,048
B&B Tools AB	3,649	66,900
Sandvik AB	12,829	181,171
Scania AB (Class B)	3,171	62,160
Securitas AB (Class B)	9,408	100,121
Skanska AB (Class B)	4,236	86,664
SKF AB (Class B)	4,092	107,483
Trelleborg AB (Class B)	6,533	130,099
Volvo AB (Class A)	7,289	95,899
Volvo AB (Class B)	11,489	151,067

		1,623,825

SWITZERLAND — 6.2%
ABB, Ltd. (b)	25,839	682,183
Adecco SA (b)	2,508	199,095
Geberit AG	866	263,398
Kuehne & Nagel International AG	980	129,036
Schindler Holding AG	494	72,932
SGS SA	97	223,808

		1,570,452

UNITED KINGDOM — 11.2%
Aggreko PLC	4,570	129,355
Babcock International Group PLC	8,654	194,215
BAE Systems PLC	33,718	242,927
Bunzl PLC	3,410	81,893
Capita Group PLC	6,862	117,971
Experian PLC	16,853	310,948
FirstGroup PLC	28,461	58,263
G4S PLC	14,240	61,911
IMI PLC	3,308	83,553
Intertek Group PLC	1,656	86,342
Invensys PLC	10,323	86,941
Meggitt PLC	9,758	85,253
Melrose Industries PLC	13,035	65,998
Rentokil Initial PLC	55,001	105,488
Rolls-Royce Holdings PLC (b)	26,495	559,500
Serco Group PLC	12,199	100,861
Smiths Group PLC	7,134	174,872
The Weir Group PLC	2,138	75,495
Wolseley PLC	3,794	215,220

		2,837,006

TOTAL COMMON STOCKS —
(Cost $23,758,428)		25,136,329

SHORT TERM INVESTMENTS — 3.1%
UNITED STATES — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	469,734	469,734

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	305,835	$305,835

TOTAL SHORT TERM INVESTMENTS —
(Cost $775,569)		775,569

TOTAL INVESTMENTS — 102.1%
(Cost $24,533,997)		25,911,898
OTHER ASSETS & LIABILITIES — (2.1)%		(525,878)

NET ASSETS — 100.0%		$25,386,020

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	19.3%
Industrial Conglomerates	12.1
Electrical Equipment	9.2
Road & Rail	8.8
Trading Companies & Distributors	8.8
Construction & Engineering	6.9
Aerospace & Defense	6.9
Commercial Services & Supplies	6.5
Professional Services	5.0
Building Products	4.6
Transportation Infrastructure	3.1
Air Freight & Logistics	3.1
Marine	2.6
Airlines	1.6
Food Products	0.3
Oil, Gas & Consumable Fuels	0.2
IT Services	0.0 ***
Real Estate Investment Trusts	0.0 ***
Short Term Investment	3.1
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 14.1%
Alumina, Ltd. (a)(b)	15,157	$15,120
Amcor, Ltd.	5,294	49,968
Arrium, Ltd. (b)	17,332	27,136
BHP Billiton, Ltd. (b)	19,784	672,413
BlueScope Steel, Ltd. (a)(b)	4,040	21,036
Boral, Ltd. (b)	14,792	63,125
Fortescue Metals Group, Ltd. (b)	11,299	58,832
Iluka Resources, Ltd. (b)	4,596	35,485
Incitec Pivot, Ltd. (b)	11,189	26,827
Mineral Deposits, Ltd. (a)	871	2,182
Newcrest Mining, Ltd. (b)	4,810	33,565
Orica, Ltd.	4,061	86,687
Orora, Ltd. (a)(b)	5,294	5,494
OZ Minerals, Ltd. (b)	3,212	9,052
Rio Tinto, Ltd.	3,113	189,884
Sims Metal Management, Ltd. (a)(b)	2,260	22,019

		1,318,825

AUSTRIA — 1.1%
RHI AG (b)	1,586	49,292
Voestalpine AG	1,083	52,127

		101,419

BELGIUM — 2.1%
Solvay SA	449	71,150
Tessenderlo Chemie NV (b)(c)	1,994	49,142
Umicore	1,627	76,125

		196,417

CANADA — 12.2%
Agnico-Eagle Mines, Ltd.	1,324	34,929
Agrium, Inc.	1,326	121,268
Alacer Gold Corp.	1,106	2,259
Alamos Gold, Inc. (b)	688	8,334
AuRico Gold, Inc.	1,996	7,326
Barrick Gold Corp.	6,588	116,011
Centerra Gold, Inc.	964	3,919
Detour Gold Corp. (a)	817	3,153
Eldorado Gold Corp.	5,586	31,702
First Quantum Minerals, Ltd.	3,801	68,472
Franco-Nevada Corp.	1,000	40,743
Goldcorp, Inc.	5,929	128,569
HudBay Minerals, Inc.	1,388	11,417
IAMGOLD Corp.	2,325	7,724
Kinross Gold Corp.	7,463	32,662
Lundin Mining Corp. (a)	11,386	49,295
New Gold, Inc. (a)	2,068	10,822
Osisko Mining Corp. (a)	2,651	11,752
Pan American Silver Corp. (b)	1,366	15,955
Potash Corp. of Saskatchewan, Inc. (b)	6,353	209,395
SEMAFO, Inc. (b)	2,756	7,237
Sherritt International Corp. (b)	3,252	11,325
Silver Wheaton Corp.	2,287	46,170
Tanzanian Royalty Exploration Corp. (a)(b)	1,106	1,926
Teck Resources, Ltd. (Class B) (b)	3,617	94,127
Thompson Creek Metals Co., Inc. (a)	875	1,910
Turquoise Hill Resources, Ltd. (a)(b)	5,795	19,144
Yamana Gold, Inc.	4,910	42,330

		1,139,876

FINLAND — 2.1%
Rautaruukki Oyj	981	9,111
Stora Enso Oyj	8,513	85,574
UPM-Kymmene Oyj	6,010	101,696

		196,381

FRANCE — 4.9%
Air Liquide SA	2,225	315,178
Arkema	399	46,618
Eramet	28	2,712
Lafarge SA	1,297	97,349

		461,857

GERMANY — 12.0%
BASF SE	5,551	592,721
HeidelbergCement AG	852	64,747
K+S AG	1,305	40,235
Lanxess AG	922	61,586
Linde AG	1,099	230,259
Salzgitter AG (b)	499	21,315
Symrise AG	600	27,697
ThyssenKrupp AG (a)	3,463	84,414

		1,122,974

IRELAND — 1.4%
CRH PLC	5,319	134,126

ISRAEL — 0.2%
Israel Chemicals, Ltd.	2,640	22,004

ITALY — 0.1%
Buzzi Unicem SpA	739	13,350

JAPAN — 15.3%
Asahi Kasei Corp.	12,833	100,608
Denki Kagaku Kogyo Kabushiki Kaisha	10,855	44,822
JFE Holdings, Inc.	4,356	103,694
JSR Corp.	3,073	59,527
Kobe Steel, Ltd. (a)	34,641	59,325
Mitsubishi Chemical Holdings Corp.	10,902	50,410
Mitsubishi Materials Corp.	15,866	58,570
Mitsui Chemicals, Inc.	11,876	28,700
Mitsui Mining & Smelting Co., Ltd.	11,809	36,290
Nippon Steel Corp.	74,506	249,523
Nitto Denko Corp.	1,976	83,379
OJI Paper Co., Ltd.	8,000	41,026
Shin-Etsu Chemical Co., Ltd.	2,867	167,484
Sumitomo Chemical Co., Ltd.	13,838	54,243
Sumitomo Metal Mining Co., Ltd.	3,927	51,448
Taiheiyo Cement Corp.	18,744	72,048
Teijin, Ltd.	19,805	44,093
Toray Industries, Inc.	13,838	95,848
Ube Industries, Ltd.	15,866	33,965

		1,435,003

LUXEMBOURG — 1.2%
APERAM (a)	409	7,566
ArcelorMittal	5,720	102,228

		109,794

NETHERLANDS — 3.1%
Akzo Nobel NV	2,028	157,441
Koninklijke DSM NV	1,710	134,686

		292,127

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.9%
Norsk Hydro ASA	4,272	$19,061
Yara International ASA	1,477	63,542

		82,603

PORTUGAL — 0.5%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	4,209	47,228

SOUTH KOREA — 3.8%
Cheil Industries, Inc. (a)	400	33,543
Korea Zinc Co., Ltd. (a)	105	31,639
LG Chem, Ltd.	333	94,503
POSCO ADR	2,544	198,432

		358,117

SWEDEN — 0.9%
Boliden AB	3,754	57,544
SSAB AB, (Series A)	2,970	22,798

		80,342

SWITZERLAND — 8.7%
Givaudan SA (a)	86	123,196
Glencore Xstrata PLC (a)	61,715	319,627
Holcim, Ltd. (a)	1,654	124,141
Syngenta AG	629	251,218

		818,182

UNITED KINGDOM — 15.0%
Anglo American PLC	9,065	198,183
Antofagasta PLC	4,444	60,649
BHP Billiton PLC	13,253	410,251
Croda International PLC	800	32,555
Johnson Matthey PLC	1,551	84,258
Lonmin PLC (a)	1,756	8,972
Mondi PLC	2,000	34,649
Randgold Resources, Ltd.	956	60,010
Rexam PLC	4,500	39,539
Rio Tinto PLC	8,113	458,140
Vedanta Resources PLC	934	14,441

		1,401,647

TOTAL COMMON STOCKS —
(Cost $12,966,389)		9,332,272

RIGHTS — 0.1%
CANADA — 0.1%
Turquoise Hill Resources, Ltd. (expiring 1/7/14) (a) (Cost $28,312)	5,795	5,454

SHORT TERM INVESTMENTS — 6.8%
UNITED STATES — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	537,730	537,730
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	100,421	100,421

TOTAL SHORT TERM INVESTMENTS —
(Cost $638,151)		638,151

TOTAL INVESTMENTS — 106.5%
(Cost $13,632,852)		9,975,877
OTHER ASSETS & LIABILITIES — (6.5)%		(609,855)

NET ASSETS — 100.0%		$9,366,022

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	45.7%
Chemicals	39.8
Construction Materials	6.5
Oil, Gas & Consumable Fuels	3.4
Paper & Forest Products	3.3
Containers & Packaging	1.0
Short Term Investment	6.8
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Tessenderlo Chemie NV, which was Level 3 and part of the Chemicals Industry, representing 0.52% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.1%
carsales.com, Ltd.	3,865	$35,235
Computershare, Ltd.	8,683	88,403
Iress, Ltd.	4,235	35,767

		159,405

BELGIUM — 0.2%
Barco NV	387	30,236

CANADA — 3.1%
Blackberry, Ltd. (a)	7,001	52,054
Celestica, Inc. (a)	3,713	38,580
CGI Group, Inc. (Class A) (a)	3,865	129,282
Constellation Software, Inc.	347	73,479
Davis & Henderson Corp.	1,800	50,468
Open Text Corp.	1,096	100,791

		444,654

DENMARK — 0.4%
SimCorp A/S	1,487	58,639

FINLAND — 3.1%
Nokia Oyj (a)	48,072	385,522
Tieto Oyj	2,427	54,980

		440,502

FRANCE — 4.5%
Alcatel-Lucent (a)	37,426	168,019
Atos Origin SA	913	82,768
Cap Gemini SA	2,183	147,786
Dassault Systemes SA	833	103,569
Ingenico (b)	713	57,259
Neopost SA	656	50,638
UbiSoft Entertainment SA (a)	2,533	35,881

		645,920

GERMANY — 10.4%
Aixtron SE (a)	1,989	28,819
Dialog Semiconductor PLC (a)(b)	1,196	25,767
Infineon Technologies AG	15,068	161,121
SAP AG	12,086	1,037,704
Software AG	887	31,045
United Internet AG	2,173	92,583
Wincor Nixdorf AG	806	55,942
Wirecard AG	1,411	55,830

		1,488,811

HONG KONG — 0.6%
ASM Pacific Technology, Ltd. (b)	5,249	43,935
VTech Holdings, Ltd.	2,871	37,286

		81,221

ISRAEL — 1.5%
Check Point Software Technologies, Ltd. (a)(b)	2,016	130,072
Ituran Location and Control, Ltd.	1,746	38,084
NICE Systems, Ltd.	1,039	42,566

		210,722

JAPAN — 33.0%
Advantest Corp.	3,078	38,275
Alps Electric Co., Ltd. (a)	4,447	50,560
Anritsu Corp.	2,400	26,419
Azbil Corp.	1,986	46,313
Brother Industries, Ltd.	4,248	58,079
Canon, Inc.	14,919	472,673
Citizen Holdings Co., Ltd.	5,355	45,141
Dainippon Screen Manufacturing Co., Ltd. (a)	5,937	33,666
DeNA Co., Ltd.	1,700	35,778
FUJIFILM Holdings Corp.	6,325	179,390
Fujitsu, Ltd. (a)	26,688	138,131
GungHo Online Entertainment, Inc. (a)	4,800	34,571
Hamamatsu Photonics K.K.	1,100	44,008
Hirose Electric Co., Ltd.	394	56,154
Hitachi High-Technologies Corp.	1,877	47,164
Hitachi, Ltd.	62,325	472,011
Horiba, Ltd.	1,086	37,094
Hoya Corp.	5,635	156,657
Ibiden Co., Ltd.	2,570	48,072
IT Holdings Corp.	2,179	34,394
Japan Digital Laboratory Co., Ltd.	1,883	26,407
Kakaku.com, Inc.	2,300	40,418
Keyence Corp.	592	253,461
Konami Corp.	1,785	41,252
Konica Minolta Holdings, Inc.	7,406	73,916
Kyocera Corp.	4,783	238,911
Mitsumi Electric Co., Ltd. (a)	2,179	18,182
Murata Manufacturing Co., Ltd.	2,769	246,063
NEC Corp.	36,578	82,479
Nexon Co., Ltd.	2,400	22,195
Nintendo Co., Ltd.	1,483	197,677
Nippon Electric Glass Co., Ltd.	6,933	36,411
Nomura Research Institute, Ltd.	2,072	65,351
NTT Data Corp.	2,292	84,610
Obic Co., Ltd.	2,790	82,422
Oki Electric Industry Co., Ltd. (a)	12,776	30,146
Omron Corp.	3,061	135,277
Otsuka Corp.	300	38,276
Ricoh Co., Ltd.	8,901	94,680
Rohm Co., Ltd.	1,580	76,967
SCSK Corp.	1,400	36,723
Seiko Epson Corp.	2,370	63,701
Shimadzu Corp.	5,000	43,528
Sumco Corp.	2,478	21,879
Taiyo Yuden Co., Ltd.	2,184	28,488
TDK Corp.	1,878	90,054
Tokyo Electron, Ltd.	2,470	135,362
Trend Micro, Inc. (a)	1,581	55,355
Wacom Co., Ltd.	2,800	19,660
Yahoo! Japan Corp.	22,519	125,338
Yaskawa Electric Corp.	5,912	93,541
Yokogawa Electric Corp.	3,835	58,927

		4,712,207

NETHERLANDS — 6.0%
ASM International NV	1,122	37,028
ASML Holding NV	5,788	542,658
Gemalto NV (b)	1,203	132,630
NXP Semiconductor NV (a)(b)	2,179	100,082
VistaPrint NV (a)(b)	810	46,049

		858,447

SINGAPORE — 1.0%
Flextronics International, Ltd. (a)(b)	11,644	90,474

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Venture Corp., Ltd. (b)	8,925	$54,288

		144,762

SOUTH KOREA — 22.3%
LG Display Co., Ltd. ADR (a)(b)	7,208	87,505
LG Innotek Co., Ltd. (a)	267	21,176
NAVER Corp. (a)	354	242,854
NCSoft Corp. (a)	225	52,980
NHN Entertainment Corp. (a)	318	29,047
Partron Co., Ltd.	1,120	15,123
Sam Young Electronics Co., Ltd. (a)	3,700	32,746
Samsung Electro-Mechanics Co., Ltd.	835	57,758
Samsung Electronics Co., Ltd. GDR	3,455	2,256,115
Samsung SDI Co., Ltd.	496	76,138
Seoul Semiconductor Co., Ltd. (a)	748	28,634
SK C&C Co., Ltd. (a)	342	43,749
SK Hynix, Inc. (a)	6,980	243,392

		3,187,217

SPAIN — 1.8%
Amadeus IT Holding SA	5,192	222,535
Indra Sistemas SA (b)	2,079	34,821

		257,356

SWEDEN — 4.3%
Hexagon AB, (Class B)	3,528	111,675
Telefonaktiebolaget LM Ericsson (Class B)	41,289	504,653

		616,328

SWITZERLAND — 1.1%
Logitech International SA	2,724	37,521
STMicroelectronics NV	9,669	76,942
Temenos Group AG (a)	1,417	40,151

		154,614

UNITED KINGDOM — 5.3%
ARM Holdings PLC	18,323	333,518
Aveva Group PLC	1,486	53,260
Diploma PLC	4,452	49,772
Imagination Technologies Group PLC (a)(b)	3,887	11,453
Spectris PLC	2,246	95,268
Spirent Communications PLC	13,531	23,262
Telecity Group PLC	3,847	46,226
The Sage Group PLC	21,911	146,503

		759,262

TOTAL COMMON STOCKS —
(Cost $13,473,780)		14,250,303

SHORT TERM INVESTMENTS — 3.4%
UNITED STATES — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	342,839	342,839
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	140,190	140,190

TOTAL SHORT TERM INVESTMENTS —
(Cost $483,029)		483,029

TOTAL INVESTMENTS — 103.1%
(Cost $13,956,809)		14,733,332
OTHER ASSETS & LIABILITIES — (3.1)%		(442,474)

NET ASSETS — 100.0%		$14,290,858

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	29.2%
Electronic Equipment, Instruments & Components	23.1
Software	16.9
IT Services	10.1
Communications Equipment	8.6
Office Electronics	5.3
Internet Software & Services	4.5
Computers & Peripherals	2.0
Short Term Investment	3.4
Other Assets & Liabilities	(3.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.1%
Telstra Corp., Ltd.	242,349	$1,138,291
TPG Telecom, Ltd.	16,873	80,308

		1,218,599

AUSTRIA — 0.3%
Telekom Austria AG	13,970	105,952

BELGIUM — 0.6%
Belgacom SA (a)	7,566	224,202

CANADA — 5.3%
BCE, Inc.	10,888	471,342
Bell Aliant, Inc. (a)	6,694	168,405
Rogers Communications, Inc. (Class B)	20,330	919,932
TELUS Corp. (b)	2,106	72,466
TELUS Corp. (a)(b)	13,600	468,384

		2,100,529

DENMARK — 0.8%
TDC A/S	34,893	338,998

FINLAND — 0.6%
Elisa Oyj	9,128	242,251

FRANCE — 9.1%
France Telecom SA	124,969	1,549,809
Iliad SA	1,269	260,369
Vivendi SA	68,559	1,809,589

		3,619,767

GERMANY — 6.8%
Deutsche Telekom AG	140,548	2,407,294
Freenet AG (c)	6,432	193,035
Telefonica Deutschland Holding AG	11,915	98,510

		2,698,839

GREECE — 0.4%
Hellenic Telecommunications Organization SA (c)	11,562	154,061

HONG KONG — 0.6%
HKT Trust/HKT, Ltd.	130,869	129,287
PCCW, Ltd.	269,000	120,384

		249,671

ISRAEL — 0.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	104,898	177,852

ITALY — 2.0%
Telecom Italia SpA (b)	515,949	512,596
Telecom Italia SpA (b)	346,864	271,960

		784,556

JAPAN — 20.1%
KDDI Corp.	30,177	1,857,621
Nippon Telegraph & Telephone Corp.	23,013	1,239,271
NTT DoCoMo, Inc.	72,887	1,196,233
Softbank Corp.	42,159	3,690,241

		7,983,366

LUXEMBOURG — 1.2%
COLT Telecom Group SA (c)	50,537	107,473
Millicom International Cellular SA	3,610	360,011

		467,484

NETHERLANDS — 1.6%
Koninklijke (Royal) KPN NV (c)	170,126	549,258
Ziggo NV	2,150	98,358

		647,616

NEW ZEALAND — 0.3%
Telecom Corporation of New Zealand, Ltd. (a)	71,060	134,810

NORWAY — 2.3%
Telenor ASA	37,620	896,652

PORTUGAL — 0.5%
Portugal Telecom SGPS SA	45,635	198,709

SINGAPORE — 3.4%
Singapore Telecommunications, Ltd.	412,539	1,195,860
StarHub, Ltd.	52,000	176,683

		1,372,543

SOUTH KOREA — 2.1%
KT Corp. ADR (c)	15,307	227,615
LG Uplus Corp. (c)	10,900	111,030
SK Telecom Co., Ltd. ADR (a)	20,041	493,409

		832,054

SPAIN — 7.5%
Telefonica SA	183,396	2,990,828

SWEDEN — 2.9%
Tele2 AB	16,967	192,453
TeliaSonera AB	116,132	968,279

		1,160,732

SWITZERLAND — 1.5%
Swisscom AG	1,139	603,087

UNITED KINGDOM — 26.1%
BT Group PLC	366,667	2,304,065
Cable & Wireless Communications PLC	146,176	136,184
Inmarsat PLC	27,391	342,969
Jazztel PLC (c)	11,615	124,502
TalkTalk Telecom Group PLC	30,372	153,929
Vodafone Group PLC	1,866,920	7,328,239

		10,389,888

TOTAL COMMON STOCKS —
(Cost $33,186,127)		39,593,046

SHORT TERM INVESTMENTS — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	441,887	441,887
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	344,233	344,233

TOTAL SHORT TERM INVESTMENTS —
(Cost $786,120)		786,120

TOTAL INVESTMENTS — 101.5%
(Cost $33,972,247)		40,379,166
OTHER ASSETS & LIABILITIES — (1.5)%		(607,879)

NET ASSETS — 100.0%		$39,771,287

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	58.3%
Wireless Telecommunication Services	41.2
Short Term Investment	2.0
Other Assets & Liabilities	(1.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 3.3%
AGL Energy, Ltd.	50,686	$681,553
APA Group (a)	83,959	450,683
DUET Group (a)	105,093	188,043
Energy World Corp., Ltd. (a)(b)	42,076	14,304
Envestra, Ltd.	84,449	86,130
SP AusNet (a)	165,828	184,706
Spark Infrastructure Group (a)	108,249	157,373

		1,762,792

AUSTRIA — 0.5%
EVN AG	2,632	41,835
Verbund AG	9,416	201,303

		243,138

BELGIUM — 0.2%
Elia System Operator SA/NV	2,539	117,903

CANADA — 5.1%
Algonquin Power & Utilities Corp. (a)	15,441	106,670
ATCO, Ltd. (Class I) (a)	7,090	311,360
Atlantic Power Corp.	10,529	36,765
Canadian Utilities, Ltd. (Class A)	11,565	388,258
Capital Power Corp. (a)	6,659	133,493
Emera, Inc.	12,157	349,778
Fortis, Inc. (a)	20,675	592,521
Innergex Renewable Energy, Inc.	8,700	86,795
Just Energy Group, Inc. (a)	7,011	50,149
Northland Power, Inc. (a)	8,065	117,502
Superior Plus Corp.	11,500	133,671
TransAlta Corp. (a)	27,391	347,511
Valener, Inc.	3,459	49,582

		2,704,055

CHINA — 1.0%
ENN Energy Holdings, Ltd.	70,000	517,750

FINLAND — 1.7%
Fortum Oyj	39,811	912,281

FRANCE — 10.6%
EDF SA	27,062	957,795
GDF Suez	138,966	3,273,490
Rubis	3,050	193,473
Sechilienne-Sidec SA	1,521	35,315
Suez Environnement Co.	26,519	475,958
Veolia Environnement SA	42,166	688,807

		5,624,838

GERMANY — 9.7%
E.ON AG	183,003	3,382,846
RWE AG	47,085	1,726,152

		5,108,998

GREECE — 0.3%
Public Power Corp. SA	10,397	154,727

HONG KONG — 7.5%
Cheung Kong Infrastructure Holdings, Ltd.	52,000	328,280
CLP Holdings, Ltd.	176,500	1,395,383
Hong Kong & China Gas Co., Ltd.	531,021	1,217,676
Hongkong Electric Holdings, Ltd.	118,000	938,217
Towngas China Co., Ltd.	76,000	88,117

		3,967,673

ITALY — 9.7%
A2A SpA	135,366	158,642
ACEA SpA	4,090	46,636
Enel Green Power SpA	138,833	350,279
Enel SpA	593,395	2,595,279
Hera SpA	61,201	139,148
Iren SpA	57,192	87,713
Snam Rete Gas SpA	188,655	1,056,986
Terna Rete Elettrica Nationale SpA	140,895	705,139

		5,139,822

JAPAN — 13.2%
Chubu Electric Power Co., Inc.	64,688	836,411
Electric Power Development Co., Ltd.	12,500	364,516
Hokkaido Electric Power Co., Inc. (b)	17,400	200,148
Hokuriku Electric Power Co.	22,494	305,399
Japan Wind Development Co., Ltd. (b)	700	5,188
Kyushu Electric Power Co., Inc. (b)	47,092	601,279
Osaka Gas Co., Ltd.	174,958	687,481
Saibu Gas Co., Ltd.	31,000	72,851
Shikoku Electric Power Co., Inc. (b)	17,500	262,238
Shizuoka Gas Co., Ltd.	1,500	8,934
The Chugoku Electric Power Co., Inc.	29,487	458,977
The Kansai Electric Power Co., Inc. (b)	76,498	879,940
The Okinawa Electric Power Co., Inc.	500	16,840
The Tokyo Electric Power Co., Inc. (b)	73,499	361,534
Toho Gas Co., Ltd.	58,000	282,537
Tohoku Electric Power Co., Inc. (b)	52,872	595,096
Tokyo Gas Co., Ltd.	215,958	1,064,328

		7,003,697

NEW ZEALAND — 0.7%
Contact Energy, Ltd.	32,620	137,729
Infratil, Ltd.	55,021	102,797
Mighty River Power, Ltd.	61,458	107,742
Vector, Ltd. (a)	22,412	47,407

		395,675

PORTUGAL — 1.5%
EDP — Energias de Portugal SA	209,687	771,465

SINGAPORE — 0.1%
Hyflux, Ltd.	51,000	47,260

SOUTH KOREA — 1.6%
Korea Electric Power Corp. ADR (b)	49,947	829,620

SPAIN — 10.5%
Acciona SA (a)	2,756	158,608
EDP Renovaveis SA	18,349	97,621
Enagas SA	21,033	550,521
Endesa SA (a)(b)	8,163	262,083
Gas Natural SDG SA	32,032	825,169
Iberdrola SA	469,276	2,997,170
Red Electrica Corporacion SA (a)	9,897	661,422

		5,552,594

SWITZERLAND — 0.1%
Alpiq Holding AG (b)	423	58,264

UNITED KINGDOM — 22.3%
APR Energy PLC (a)	4,457	70,128
Centrica PLC	481,860	2,774,924

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Drax Group PLC	40,048	$530,967
National Grid PLC	352,502	4,600,589
Pennon Group PLC	34,642	377,819
Scottish & Southern Energy PLC	87,648	1,988,787
Severn Trent PLC	21,794	615,442
Telecom Plus PLC	4,955	145,259
United Utilities Group PLC	62,362	693,572

		11,797,487

TOTAL COMMON STOCKS —
(Cost $51,278,536)		52,710,039

SHORT TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
MONEY MARKET FUNDS — 4.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,763,140	1,763,140
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	485,465	485,465

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,248,605)		2,248,605

TOTAL INVESTMENTS — 103.9%
(Cost $53,527,141)		54,958,644
OTHER ASSETS & LIABILITIES — (3.9)%		(2,040,073)

NET ASSETS — 100.0%		$52,918,571

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	42.0%
Multi-Utilities	36.4
Gas Utilities	13.6
Independent Power Producers & Energy Traders	4.3
Water Utilities	3.3
Short Term Investment	4.3
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including, but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2013:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR STOXX Europe 50 ETF	$183,743,143	$—	$—	$183,743,143
SPDR EURO STOXX 50 ETF	4,938,785,358	—	—	4,938,785,358
SPDR S&P Emerging Asia Pacific ETF	411,950,694	738,837	13	412,689,544

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P Small Cap Emerging Asia Pacific ETF	$2,325,751	$7,017		$—		$2,332,768
SPDR S&P Russia ETF	33,867,840	—		—		33,867,840
SPDR S&P China ETF	971,632,359	992,779		—	**	972,625,138
SPDR S&P Emerging Markets ETF	251,285,345	279,906		88,981		251,654,232
SPDR S&P Emerging Markets Dividend ETF	566,397,367	—		—		566,397,367
SPDR S&P BRIC 40 ETF	249,378,642	—		—		249,378,642
SPDR S&P Emerging Europe ETF	86,303,453	—		—		86,303,453
SPDR S&P Emerging Latin America ETF	64,953,545	—	*	—	**	64,953,545
SPDR S&P Emerging Middle East & Africa ETF	75,409,616	—		—		75,409,616
SPDR S&P World ex-US ETF	861,102,103	—		—	**	861,102,103
SPDR S&P International Small Cap ETF	914,248,170	80,578		1,219,918		915,548,666
SPDR Dow Jones International Real Estate ETF	4,385,470,068	—		—	**	4,385,470,068
SPDR S&P Global Infrastructure ETF	86,474,858	—		—		86,474,858
SPDR S&P Global Natural Resources ETF	517,749,408	—		—		517,749,408
SPDR MSCI ACWI ex-US ETF	517,890,434	—		—		517,890,434
SPDR MSCI ACWI IMI ETF	14,446,803	—		—		14,446,803
SPDR MSCI EM 50 ETF	2,633,554	—		—		2,633,554
SPDR MSCI EM Beyond BRIC ETF	6,043,029	5,540		—		6,048,569
SPDR Russell/Nomura PRIME Japan ETF	146,869,005	—		—		146,869,005
SPDR Russell/Nomura Small Cap Japan ETF	97,076,196	—	*	—	**	97,076,196
SPDR S&P Global Dividend ETF	11,944,699	—		—		11,944,699
SPDR S&P International Dividend ETF	1,489,710,945	—		—		1,489,710,945
SPDR S&P International Mid Cap ETF	59,953,214	—		21,773		59,974,987
SPDR S&P Emerging Markets Small Cap ETF	760,218,111	2,438,981		—	**	762,657,092
SPDR Dow Jones Global Real Estate ETF	1,027,311,410	—		—	**	1,027,311,410
SPDR S&P International Consumer Discretionary Sector ETF	24,428,556	—		—		24,428,556
SPDR S&P International Consumer Staples Sector ETF	38,493,965	—		—		38,493,965
SPDR S&P International Energy Sector ETF	14,217,731	—		—		14,217,731
SPDR S&P International Financial Sector ETF	8,203,556	—		—		8,203,556
SPDR S&P International Health Care Sector ETF	60,652,081	—		—		60,652,081
SPDR S&P International Industrial Sector ETF	25,911,898	—		—		25,911,898
SPDR S&P International Materials Sector ETF	9,926,735	—		49,142		9,975,877
SPDR S&P International Technology Sector ETF	14,733,332	—		—		14,733,332
SPDR S&P International Telecommunications Sector ETF	40,379,166	—		—		40,379,166
SPDR S&P International Utilities Sector ETF	54,958,644	—		—		54,958,644

*	Fund held Level 2 securities that were valued at $0 at December 31, 2013.
**	Fund held Level 3 securities that were valued at $0 at December 31, 2013.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$45,121	$—	$—	$45,121

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended December 31, 2013. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at December 31, 2013:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$45,121	$—	$—	$45,121

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income

SPDR STOXX Europe 50 ETF	$501,528	$810,149	810,149	$546,426	546,426	$765,251	$7
SPDR EURO STOXX 50 ETF	7,923,052	24,061,145	24,061,145	10,042,936	10,042,936	21,941,261	281
SPDR S&P Emerging Asia Pacific ETF	1,452,271	7,558,831	7,558,831	4,149,865	4,149,865	4,861,237	273
SPDR S&P Small Cap Emerging Asia Pacific ETF	361	229,625	229,625	8,331	8,331	221,655	7
SPDR S&P Russia ETF	—	591,628	591,628	53,206	53,206	538,422	37
SPDR S&P China ETF	15,502	5,396,299	5,396,299	367,930	367,930	5,043,871	108
SPDR S&P Emerging Markets ETF	1,227,230	9,586,204	9,586,204	7,172,746	7,172,746	3,640,688	338
SPDR S&P Emerging Markets Dividend ETF	8,225,333	9,239,510	9,239,510	12,757,740	12,757,740	4,707,103	131
SPDR S&P BRIC 40 ETF	762,677	4,280,927	4,280,927	3,700,358	3,700,358	1,343,246	89
SPDR S&P Emerging Europe ETF	42,146	2,154,418	2,154,418	1,617,266	1,617,266	579,298	38
SPDR S&P Emerging Latin America ETF	115,178	679,751	679,751	794,929	794,929	—	33

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income

SPDR S&P Emerging Middle East & Africa ETF	$1,692	$1,157,569	1,157,569	$101,637	101,637	$1,057,624	$27
SPDR S&P World ex-US ETF	1,104,348	9,890,744	9,890,744	3,103,088	3,103,088	7,892,004	125
SPDR S&P International Small Cap ETF	480,956	22,687,469	22,687,469	2,457,980	2,457,980	20,710,445	786
SPDR Dow Jones International Real Estate ETF	35,547,697	101,485,577	101,485,577	46,787,884	46,787,884	90,245,390	1,276
SPDR S&P Global Infrastructure ETF	54,923	1,604,201	1,604,201	361,510	361,510	1,297,614	18
SPDR S&P Global Natural Resources ETF	1,162,069	5,749,149	5,749,149	1,326,899	1,326,899	5,584,319	171
SPDR MSCI ACWI ex-US ETF	822,596	5,784,255	5,784,255	975,236	975,236	5,631,615	124
SPDR MSCI ACWI IMI ETF	31,336	230,117	230,117	6,222	6,222	255,231	9
SPDR MSCI EM 50 ETF	7,495	26,135	26,135	17,309	17,309	16,321	1
SPDR MSCI EM Beyond BRIC ETF	—	2,194,307	2,194,307	2,174,020	2,174,020	20,287	11
SPDR Russell/Nomura PRIME Japan ETF	218,191	1,099,819	1,099,819	125,577	125,577	1,192,433	31
SPDR Russell/Nomura Small Cap Japan ETF	98,208	1,807,013	1,807,013	133,274	133,274	1,771,947	24
SPDR S&P Global Dividend ETF	61,163	113,433	113,433	59,616	59,616	114,980	3
SPDR S&P International Dividend ETF	16,704,185	18,655,976	18,655,976	19,459,478	19,459,478	15,900,683	207
SPDR S&P International Mid Cap ETF	91,706	4,170,168	4,170,168	197,742	197,742	4,064,132	36
SPDR S&P Emerging Markets Small Cap ETF	9,061,414	24,375,006	24,375,006	23,333,097	23,333,097	10,103,323	431
SPDR Dow Jones Global Real Estate ETF	8,826,471	15,587,832	15,587,832	13,374,458	13,374,458	11,039,845	296
SPDR S&P International Consumer Discretionary Sector ETF	27,262	184,086	184,086	77,439	77,439	133,909	5
SPDR S&P International Consumer Staples Sector ETF	201,536	173,382	173,382	229,815	229,815	145,103	9
SPDR S&P International Energy Sector ETF	125,388	110,582	110,582	126,591	126,591	109,379	4
SPDR S&P International Financial Sector ETF	28,813	204,044	204,044	32,070	32,070	200,787	1
SPDR S&P International Health Care Sector ETF	109,397	174,508	174,508	117,957	117,957	165,948	1
SPDR S&P International Industrial Sector ETF	63,911	431,035	431,035	189,111	189,111	305,835	14
SPDR S&P International Materials Sector ETF	48,218	107,294	107,294	55,091	55,091	100,421	2
SPDR S&P International Technology Sector ETF	32,199	174,585	174,585	66,594	66,594	140,190	3
SPDR S&P International Telecommunications Sector ETF	433,837	351,937	351,937	441,541	441,541	344,233	4
SPDR S&P International Utilities Sector ETF	405,720	466,555	466,555	386,810	386,810	485,465	9

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income

SPDR STOXX Europe 50 ETF	$2,491,832	$13,894,289	13,894,289	$16,386,121	16,386,121	$—	$8,471
SPDR EURO STOXX 50 ETF	115,479,471	422,890,996	422,890,996	537,675,553	537,675,553	694,914	434,535
SPDR S&P Emerging Asia Pacific ETF	21,583,792	12,149,335	12,149,335	15,051,542	15,051,542	18,681,585	32,975
SPDR S&P Small Cap Emerging Asia Pacific ETF	81,345	100,058	100,058	90,547	90,547	90,856	573
SPDR S&P Russia ETF	447,919	3,087,896	3,087,896	3,507,548	3,507,548	28,267	305
SPDR S&P China ETF	100,375,105	41,658,501	41,658,501	61,818,445	61,818,445	80,215,161	233,470
SPDR S&P Emerging Markets ETF	15,039,490	17,442,690	17,442,690	17,984,862	17,984,862	14,497,318	19,177
SPDR S&P Emerging Markets Dividend ETF	64,648,844	57,663,583	57,663,583	68,797,449	68,797,449	53,514,978	210,408
SPDR S&P BRIC 40 ETF	11,751,632	40,665,680	40,665,680	40,822,903	40,822,903	11,594,409	6,458
SPDR S&P Emerging Europe ETF	3,486,432	6,918,286	6,918,286	8,531,833	8,531,833	1,872,885	967
SPDR S&P Emerging Latin America ETF	11,046,198	15,926,383	15,926,383	18,082,088	18,082,088	8,890,493	8,650
SPDR S&P Emerging Middle East & Africa ETF	8,586,936	5,020,003	5,020,003	7,179,364	7,179,364	6,427,575	7,719
SPDR S&P World ex-US ETF	56,101,398	40,325,330	40,325,330	67,829,972	67,829,972	28,596,756	67,834
SPDR S&P International Small Cap ETF	89,616,860	27,876,506	27,876,506	53,951,815	53,951,815	63,541,551	133,006
SPDR Dow Jones International Real Estate ETF	106,184,532	374,588,930	374,588,930	322,820,255	322,820,255	157,953,207	143,533

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income

SPDR S&P Global Infrastructure ETF	$8,057,213	$27,838,722	27,838,722	$26,257,968	26,257,968	$9,637,967	$10,312
SPDR S&P Global Natural Resources ETF	31,623,253	98,703,246	98,703,246	112,825,813	112,825,813	17,500,686	27,508
SPDR MSCI ACWI ex-US ETF	39,684,611	29,823,260	29,823,260	52,252,169	52,252,169	17,255,702	36,491
SPDR MSCI ACWI IMI ETF	869,026	3,871,671	3,871,671	2,859,081	2,859,081	1,881,616	603
SPDR MSCI EM 50 ETF	92,838	809,662	809,662	692,695	692,695	209,805	83
SPDR Russell/Nomura PRIME Japan ETF	28,480,765	7,361,685	7,361,685	27,890,311	27,890,311	7,952,139	4,673
SPDR Russell/Nomura Small Cap Japan ETF	20,324,113	2,732,933	2,732,933	15,193,297	15,193,297	7,863,749	27,741
SPDR S&P Global Dividend ETF	1,642,756	3,464,714	3,464,714	2,953,349	2,953,349	2,154,121	4,084
SPDR S&P International Dividend ETF	169,072,196	128,458,017	128,458,017	145,170,215	145,170,215	152,359,998	495,252
SPDR S&P International Mid Cap ETF	5,111,266	2,291,438	2,291,438	2,888,159	2,888,159	4,514,545	5,304
SPDR S&P Emerging Markets Small Cap ETF	32,762,843	28,444,300	28,444,300	26,233,726	26,233,726	34,973,417	214,623
SPDR Dow Jones Global Real Estate ETF	36,032,319	71,382,791	71,382,791	71,620,390	71,620,390	35,794,720	32,839
SPDR S&P International Consumer Discretionary Sector ETF	586,985	996,901	996,901	1,010,337	1,010,337	573,549	956
SPDR S&P International Consumer Staples Sector ETF	431,089	3,426,863	3,426,863	3,279,237	3,279,237	578,715	1,737
SPDR S&P International Energy Sector ETF	848,710	3,345,878	3,345,878	3,001,886	3,001,886	1,192,702	1,784
SPDR S&P International Financial Sector ETF	319,909	665,538	665,538	784,567	784,567	200,880	462
SPDR S&P International Health Care Sector ETF	301,903	743,040	743,040	519,112	519,112	525,831	1,465
SPDR S&P International Industrial Sector ETF	284,325	881,221	881,221	695,812	695,812	469,734	873
SPDR S&P International Materials Sector ETF	532,054	999,240	999,240	993,564	993,564	537,730	446
SPDR S&P International Technology Sector ETF	139,316	1,190,871	1,190,871	987,348	987,348	342,839	450
SPDR S&P International Telecommunications Sector ETF	1,185,249	4,164,697	4,164,697	4,908,059	4,908,059	441,887	4,571
SPDR S&P International Utilities Sector ETF	1,320,157	4,309,145	4,309,145	3,866,162	3,866,162	1,763,140	12,093

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$170,858,204	$16,309,037	$3,424,098	$12,884,939
SPDR EURO STOXX 50 ETF	4,188,358,986	752,690,565	2,264,193	750,426,372
SPDR S&P Emerging Asia Pacific ETF	388,066,416	78,968,783	54,345,655	24,623,128
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,174,722	369,776	211,730	158,046
SPDR S&P Russia ETF	43,621,442	1,508,005	11,261,607	(9,753,602)
SPDR S&P China ETF	970,216,090	109,432,425	107,023,377	2,409,048
SPDR S&P Emerging Markets ETF	265,979,483	22,888,962	37,214,213	(14,325,251)
SPDR S&P Emerging Markets Dividend ETF	609,078,692	28,203,343	70,884,668	(42,681,325)
SPDR S&P BRIC 40 ETF	275,053,355	23,901,044	49,575,757	(25,674,713)
SPDR S&P Emerging Europe ETF	111,659,514	8,550,380	33,906,441	(25,356,061)
SPDR S&P Emerging Latin America ETF	84,204,979	7,112,720	26,364,154	(19,251,434)
SPDR S&P Emerging Middle East & Africa ETF	82,525,605	12,725,450	19,841,439	(7,115,989)
SPDR S&P World ex-US ETF	731,220,464	148,303,031	18,421,392	129,881,639

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Small Cap ETF	$867,485,443	$162,238,572	$114,175,349	$48,063,223
SPDR Dow Jones International Real Estate ETF	3,858,988,444	639,551,466	113,069,842	526,481,624
SPDR S&P Global Infrastructure ETF	88,416,345	4,668,109	6,609,596	(1,941,487)
SPDR S&P Global Natural Resources ETF	518,955,486	38,934,730	40,140,808	(1,206,078)
SPDR MSCI ACWI ex-US ETF	514,154,033	70,824,029	67,087,628	3,736,401
SPDR MSCI ACWI IMI ETF	13,123,527	1,542,442	219,166	1,323,276
SPDR MSCI EM 50 ETF	2,612,546	257,469	236,461	21,008
SPDR MSCI EM Beyond BRIC ETF	6,000,008	163,371	114,810	48,561
SPDR Russell/Nomura PRIME Japan ETF	146,158,317	7,046,014	6,335,326	710,688
SPDR Russell/Nomura Small Cap Japan ETF	102,803,356	9,289,607	15,016,767	(5,727,160)
SPDR S&P Global Dividend ETF	11,402,551	776,162	234,014	542,148
SPDR S&P International Dividend ETF	1,430,249,298	137,357,001	77,895,354	59,461,647
SPDR S&P International Mid Cap ETF	54,449,507	7,450,162	1,924,682	5,525,480
SPDR S&P Emerging Markets Small Cap ETF	856,432,046	84,245,024	178,019,978	(93,774,954)
SPDR Dow Jones Global Real Estate ETF	997,176,730	73,686,523	43,551,843	30,134,680
SPDR S&P International Consumer Discretionary Sector ETF	20,740,537	4,168,548	480,529	3,688,019
SPDR S&P International Consumer Staples Sector ETF	33,751,978	5,358,303	616,316	4,741,987
SPDR S&P International Energy Sector ETF	15,261,648	676,897	1,720,814	(1,043,917)
SPDR S&P International Financial Sector ETF	8,294,806	618,117	709,367	(91,250)
SPDR S&P International Health Care Sector ETF	50,124,627	11,040,174	512,720	10,527,454
SPDR S&P International Industrial Sector ETF	24,533,997	2,317,164	939,263	1,377,901
SPDR S&P International Materials Sector ETF	13,632,852	568,357	4,225,332	(3,656,975)
SPDR S&P International Technology Sector ETF	13,956,809	2,745,020	1,968,497	776,523
SPDR S&P International Telecommunications Sector ETF	33,972,247	8,047,980	1,641,061	6,406,919
SPDR S&P International Utilities Sector ETF	53,527,141	3,813,172	2,381,669	1,431,503

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.\hich

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/S/ Ellen M. Needham
Ellen M. Needham
President
Date: February 24, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Ellen M. Needham
Ellen M. Needham
President

By:	/S/ Chad Hallett
Chad Hallett
Treasurer
Date: February 24, 2014